UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/18

Date of reporting period:	3/31/18

Item 1. Reports to Stockholders.

MassMutual

Semiannual Report

MassMutual Premier Funds

March 31, 2018

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance.”

March 31, 2018

Welcome to the MassMutual Premier Funds Semiannual Report, covering the six months ended March 31, 2018.

Market Highlights

•	During the period, U.S. stocks enjoyed moderately positive performance, while encountering increased volatility.

•	Economic data throughout the period pointed to a synchronized global growth environment.

•	Foreign stocks in developed markets trailed U.S. stock returns for the period, while foreign stocks in emerging markets beat domestic broad market indexes.

•	U.S. bonds continued to face headwinds, as the Federal Reserve Board (the “Fed”) increased short-term rates and had a change in leadership.

Market Commentary

For the six-month period, beginning October 1, 2017, equity investors enjoyed moderately positive returns. U.S. stocks continued to rise sharply at the start of the period, but encountered increased volatility toward the end of the first quarter of 2018. After a two-and-a-half-year streak of positive quarterly results, both the S&P 500® Index* (S&P 500) and the Dow Jones Industrial AverageSM (Dow) declined for the quarter ended March 31, 2018, after hitting record highs in January.

Volatility is the tendency for markets to fluctuate unpredictably and is a normal risk of investing. For nine quarters through the end of 2017, the Chicago Board Options Exchange (CBOE) Volatility Index (VIX) had remained uncharacteristically calm. Through the last quarter of 2017, markets absorbed major headline-making events – such as hurricanes, wildfires, and geopolitical turbulence – with only modest fluctuations. In a stark turnaround, during the first quarter of 2018, the S&P 500 gained or lost one percent of its value 23 times!

Several factors contributed to this market volatility. While global economic data provided investors with some confidence in a synchronized global growth environment, wage growth in the U.S. triggered the first major sell-off in domestic markets, as investors sought to balance the likelihood of continued growth against the Fed’s intentions to raise the short-term federal funds rate several times in the years ahead. The federal funds rate is the interest rate that banks and financial institutions charge each other for borrowing funds overnight. Political turbulence also contributed, as investors tried to make sense of reduced taxes, increasing federal debt limits, and tariffs imposed by the Trump administration. Lastly, scrutiny concerning revelations about how social media companies use data, and in particular, how Facebook had allowed customer data to be mined undercut investor confidence in the information technology sector, triggering subsequent rounds of sell-offs.

As a result, the broad market S&P 500 delivered only a modest 4.60% return for the period. The technology-heavy NASDAQ Composite Index managed to grow 8.03%, even with the late period

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

sell-offs. Headlines followed the skyrocketing Dow through the six months, as it peaked to record heights and then dropped – ultimately providing a 7.04% return for the period. Small- and mid-cap stocks underperformed their larger peers and growth stocks widely outperformed their value peers during the period.

The market sell-offs during the last months of the period affected all sectors broadly. The information technology and consumer discretionary sectors held onto earlier gains and managed to end the period with positive returns. The financials and industrials sectors also delivered modest positive returns. The remaining seven sectors ended the reporting period with negative returns, as telecommunication services and utilities lagged the field.

Developed international markets, as measured by the MSCI EAFE® Index, trailed their domestic peers, returning a modest 1.42% gain for the six months. Though developed markets participated in the synchronized global growth environment noted above, they lagged under the weight of sell-offs in the U.S. markets. Emerging-market stocks, as measured in the MSCI Emerging Markets Index, fared better, beating the S&P 500 Index with a 7.49% return for the period.

The Fed asserted its influence on markets during the reporting period through actual and forecasted rate hikes and a change in leadership. Meeting for the first time under new Chairman, Jerome Powell, the Federal Open Market Committee raised the target range for the federal funds rate by a quarter point to 1.50-1.75% during its March 2018 meeting. While this was in line with market expectations, it was also the second hike during the reporting period – totaling four hikes in one year. They also projected a steeper path of increases in 2019 and 2020 as economic outlooks continue to improve.

The Fed’s action followed signals that inflation may be rising faster than desired. Bond yields spiked, with the 10-year U.S. Treasury bond ending the period at 2.74% after surging as high as 2.93%. Since rising yields drive bond prices down, returns on the Bloomberg Barclays U.S. Aggregate Bond Index ended the period with a return of -1.46%. Investment-grade and high-yield corporate bonds fared no better in the rising yield environment. The Bloomberg Barclays U.S. Corporate 10+ Year Bond Index, which tracks investment-grade corporate bonds, ended the period down 4.05%. The Bloomberg Barclays U.S. Corporate High Yield Index fared better, but still ended the period down 0.86%.

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals and risk tolerance. Thank you for your confidence in MassMutual.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MML Investment Advisers, LLC as of 4/1/18 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

*	Indexes mentioned in this report are unmanaged, do not incur fees or expenses, and cannot be purchased directly for investment.

MassMutual Premier U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund’s subadviser is Barings LLC (Barings). The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MassMutual Premier U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 3/31/18
Discount Notes	88.1%
Repurchase Agreement	14.4%
Time Deposit	0.0%

Total Short-Term Investments	102.5%
Other Assets and Liabilities	(2.5)%

Net Assets	100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Corporate Debt	45.7%
Non-U.S. Government Agency Obligations	40.9%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations and Instrumentalities	1.3%
Purchased Options	0.8%
Municipal Obligations	0.0%

Total Long-Term Investments	91.9%
Short-Term Investments and Other Assets and Liabilities	8.1%

Net Assets	100.0%

MassMutual Premier Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

U.S. Treasury Obligations	91.0%
Non-U.S. Government Agency Obligations	45.6%
Corporate Debt	1.7%
U.S. Government Agency Obligations and Instrumentalities	1.4%
Purchased Options	0.6%
Municipal Obligations	0.0%

Total Long-Term Investments	140.3%
Short-Term Investments and Other Assets and Liabilities	(40.3)%

Net Assets	100.0%

MassMutual Premier Core Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO, or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Corporate Debt	36.5%
Non-U.S. Government Agency Obligations	31.0%
U.S. Government Agency Obligations and Instrumentalities	24.8%
U.S. Treasury Obligations	4.4%
Purchased Options	0.8%
Sovereign Debt Obligations	0.8%
Municipal Obligations	0.6%
Preferred Stock	0.3%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Corporate Debt	40.7%
Non-U.S. Government Agency Obligations	28.5%
U.S. Government Agency Obligations and Instrumentalities	21.0%
U.S. Treasury Obligations	3.8%
Purchased Options	1.2%
Sovereign Debt Obligations	0.8%
Municipal Obligations	0.2%
Preferred Stock	0.1%
Warrants	0.0%
Common Stock	0.0%

Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%

Net Assets	100.0%

MassMutual Premier High Yield Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any NRSRO (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser). The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Corporate Debt	92.3%
Bank Loans	4.6%
Preferred Stock	0.4%
Common Stock	0.0%

Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%

Net Assets	100.0%

MassMutual Premier Balanced Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/18

Common Stock	64.3%
Mutual Funds	9.7%
Corporate Debt	9.3%
Non-U.S. Government Agency Obligations	8.1%
U.S. Government Agency Obligations and Instrumentalities	6.5%
U.S. Treasury Obligations	1.0%
Purchased Options	0.2%
Sovereign Debt Obligations	0.2%
Municipal Obligations	0.2%
Preferred Stock	0.1%
Rights	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MassMutual Premier Disciplined Value Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Value Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser considers to be undervalued. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/18

iShares Russell 1000 Value Index Fund	4.3%
JP Morgan Chase & Co.	2.8%
Berkshire Hathaway, Inc. Class B	2.8%
Bank of America Corp.	2.5%
Pfizer, Inc.	2.4%
Intel Corp.	2.1%
AT&T, Inc.	2.0%
Exxon Mobil Corp.	1.9%
Johnson & Johnson	1.8%
Citigroup, Inc.	1.8%

24.4%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/18

Financial	30.7%
Consumer, Non-cyclical	16.6%
Consumer, Cyclical	8.4%
Technology	8.0%
Energy	7.8%
Industrial	7.7%
Communications	7.6%
Utilities	4.3%
Mutual Funds	4.3%
Basic Materials	3.2%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Main Street Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on “large capitalization” issuers, which are considered to be companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index*, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/18

Apple, Inc.	5.8%
Alphabet, Inc. Class C	3.8%
JP Morgan Chase & Co.	3.6%
UnitedHealth Group, Inc.	2.9%
PepsiCo, Inc.	2.7%
Merck & Co., Inc.	2.4%
Comcast Corp. Class A	2.4%
Facebook, Inc. Class A	2.4%
Lockheed Martin Corp.	2.4%
Berkshire Hathaway, Inc. Class B	2.3%

30.7%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Non-cyclical	23.7%
Financial	18.7%
Communications	14.3%
Technology	12.6%
Consumer, Cyclical	9.9%
Industrial	8.0%
Energy	5.4%
Utilities	2.7%
Basic Materials	2.2%

Total Long-Term Investments	97.5%
Short-Term Investments and Other Assets and Liabilities	2.5%

Net Assets	100.0%

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Growth Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to create a diversified portfolio of equity securities in order to outperform the total return performance of its benchmark, the Russell 1000® Growth Index*. Under normal circumstances, the Fund invests mainly in common stocks of companies that the Fund’s subadviser believes offer the potential for long-term growth. The Fund will normally invest in common stocks of companies with market capitalizations of at least $200 million at the time of purchase. The Fund’s subadviser is Barings LLC (Barings).

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/18

Apple, Inc.	7.0%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.2%
Facebook, Inc. Class A	3.0%
Alphabet, Inc. Class C	2.4%
Alphabet, Inc. Class A	2.3%
The Boeing Co.	1.8%
UnitedHealth Group, Inc.	1.6%
PepsiCo, Inc.	1.5%
Comcast Corp. Class A	1.5%

29.4%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/18

Technology	28.1%
Consumer, Non-cyclical	19.4%
Communications	17.5%
Consumer, Cyclical	11.7%
Industrial	11.3%
Financial	7.7%
Basic Materials	2.4%
Energy	0.7%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Small Cap Opportunities Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small-cap companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/18

Korn/Ferry International	2.5%
Asgn, Inc.	2.2%
CACI International, Inc. Class A	2.1%
Visteon Corp.	1.8%
Group 1 Automotive, Inc.	1.7%
MKS Instruments, Inc.	1.7%
Pegasystems, Inc.	1.6%
j2 Global, Inc.	1.6%
Zynga, Inc. Class A	1.6%

BankUnited, Inc.	1.5%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/18

Financial	22.8%
Consumer, Non-cyclical	21.4%
Consumer, Cyclical	15.3%
Technology	13.4%
Industrial	11.5%
Communications	5.9%
Mutual Funds	5.6%
Basic Materials	3.1%
Utilities	2.8%
Energy	2.6%

Total Long-Term Investments	104.4%
Short-Term Investments and Other Assets and Liabilities	(4.4)%

Net Assets	100.0%

MassMutual Premier Global Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities, including American Depositary Receipts, and can invest in any country, including developing or emerging market countries. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States) and typically invests in a number of different countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/18

Alphabet, Inc. Class A	5.9%
Airbus SE	3.5%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Adobe Systems, Inc.	2.9%
S&P Global, Inc.	2.7%
Nidec Corp.	2.7%
Aetna, Inc.	2.6%
Maxim Integrated Products, Inc.	2.3%
Citigroup, Inc.	2.3%
Keyence Corp.	2.3%

30.3%

MassMutual Premier Global Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Non-cyclical	25.4%
Industrial	19.3%
Financial	17.1%
Consumer, Cyclical	15.3%
Communications	11.8%
Technology	11.8%
Mutual Funds	2.7%
Basic Materials	1.0%
Energy	0.9%

Total Long-Term Investments	105.3%
Short-Term Investments and Other Assets and Liabilities	(5.3)%

Net Assets	100.0%

MassMutual Premier International Equity Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. The Fund invests primarily in the common stocks of growth companies that are domiciled or that have their primary operations outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of foreign companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/18

Infineon Technologies AG	2.5%
SAP SE	1.9%
Nippon Telegraph & Telephone Corp.	1.9%
Keyence Corp.	1.9%
Temenos Group AG Registered	1.8%
Continental AG	1.8%
Carnival Corp.	1.6%
Valeo SA	1.6%
Nidec Corp.	1.6%
STMicroelectronics NV	1.6%

18.2%

MassMutual Premier International Equity Fund Sector Table (% of Net Assets) on 3/31/18

Consumer, Cyclical	25.1%
Consumer, Non-cyclical	24.2%
Industrial	17.3%
Technology	14.4%
Communications	9.5%
Financial	5.0%
Mutual Funds	4.3%
Basic Materials	2.2%
Energy	1.3%

Total Long-Term Investments	103.3%
Short-Term Investments and Other Assets and Liabilities	(3.3)%

Net Assets	100.0%

MassMutual Premier Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and, at times, up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. In general, countries may be considered developing or emerging markets if they are included in any one of the Morgan Stanley Capital Index (“MSCI”) emerging markets indices, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/18

Taiwan Semiconductor Manufacturing Co. Ltd.	5.9%
Alibaba Group Holding Ltd. Sponsored ADR	5.3%
Tencent Holdings Ltd.	4.9%
Housing Development Finance Corp. Ltd.	3.5%
Novatek PJSC Sponsored GDR Registered	3.1%
Glencore PLC	3.0%
Kering SA	2.7%
AIA Group Ltd.	2.4%
Jiangsu Hengrui Medicine Co. Ltd. Class A	2.3%
Kotak Mahindra Bank Ltd.	2.3%

35.4%

MassMutual Premier Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 3/31/18

Financial	23.3%
Consumer, Non-cyclical	20.1%
Communications	17.0%
Consumer, Cyclical	13.3%
Technology	9.7%
Basic Materials	5.2%
Energy	3.7%
Mutual Funds	2.8%
Industrial	2.6%
Diversified	1.4%

Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%

Net Assets	100.0%

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 102.5%
Discount Notes — 88.1%
Federal Farm Credit Bank 1.220%, 5/07/18, 5/07/18 (a)	$315,000	$314,594
Federal Farm Credit Bank 1.521%, 4/02/18, 4/02/18 (a)	9,780,000	9,778,777
Federal Farm Credit Bank 1.655%, 7/09/18, 7/09/18 (a)	500,000	497,728
Federal Farm Credit Bank 1.828%, 4/17/18, 5/17/18 (a)	3,670,000	3,670,859
Federal Farm Credit Bank 1.836%, 4/16/18, 4/16/18 (a)	2,884,000	2,884,241
Federal Home Loan Bank 1.220%, 5/16/18, 5/16/18 (a)	570,000	569,092
Federal Home Loan Bank 1.487%, 4/02/18, 4/02/18 (a)	3,000,000	2,999,634
Federal Home Loan Bank 1.502%, 4/02/18, 4/02/18 (a)	1,700,000	1,699,790
Federal Home Loan Bank 1.561%, 4/06/18, 9/06/18 (a)	14,500,000	14,496,224
Federal Home Loan Bank 1.566%, 4/08/18, 8/08/18 (a)	17,000,000	16,999,998
Federal Home Loan Bank 1.583%, 4/09/18, 5/09/18 (a)	3,000,000	3,000,019
Federal Home Loan Bank 1.600%, 4/12/18, 10/12/18 (a)	15,000,000	15,000,000
Federal Home Loan Bank 1.623%, 4/04/18, 4/04/18 (a)	3,140,000	3,139,302
Federal Home Loan Bank 1.623%, 4/05/18, 4/05/18 (a)	738,000	737,803
Federal Home Loan Bank 1.625%, 4/11/18, 1/11/19 (a)	25,000,000	25,000,000
Federal Home Loan Bank 1.628%, 4/03/18, 4/03/18 (a)	969,000	968,827
Federal Home Loan Bank 1.638%, 4/04/18, 4/04/18 (a)	6,461,000	6,459,551
Federal Home Loan Bank 1.643%, 4/03/18, 4/03/18 (a)	1,400,000	1,399,748
Federal Home Loan Bank 1.644%, 4/18/18, 4/18/18 (a)	2,850,000	2,847,563
Federal Home Loan Bank 1.647%, 4/15/18, 11/15/18 (a)	11,000,000	11,000,864
Federal Home Loan Bank 1.653%, 4/06/18, 4/06/18 (a)	670,000	669,788
Federal Home Loan Bank 1.659%, 4/11/18, 4/11/18 (a)	5,600,000	5,596,948
Federal Home Loan Bank 1.668%, 4/18/18, 9/18/18 (a)	10,000,000	9,998,614
Federal Home Loan Bank 1.674%, 4/16/18, 4/16/18 (a)	708,000	707,448
Federal Home Loan Bank 1.674%, 4/18/18, 4/18/18 (a)	2,726,000	2,723,626

	Principal Amount	Value
Federal Home Loan Bank 1.675%, 4/18/18, 4/18/18 (a)	$5,000,000	$4,995,646
Federal Home Loan Bank 1.681%, 5/04/18, 5/04/18 (a)	1,700,000	1,697,265
Federal Home Loan Bank 1.684%, 4/05/18, 4/05/18 (a)	800,000	799,779
Federal Home Loan Bank 1.692%, 4/20/18, 7/20/18 (a)	9,500,000	9,500,000
Federal Home Loan Bank 1.692%, 4/20/18, 8/20/18 (a)	15,000,000	14,999,487
Federal Home Loan Bank 1.694%, 4/11/18, 4/11/18 (a)	8,800,000	8,795,101
Federal Home Loan Bank 1.695%, 4/13/18, 4/13/18 (a)	1,900,000	1,898,766
Federal Home Loan Bank 1.702%, 5/16/18, 5/16/18 (a)	880,000	878,076
Federal Home Loan Bank 1.705%, 4/13/18, 4/13/18 (a)	835,000	834,454
Federal Home Loan Bank 1.705%, 4/13/18, 4/13/18 (a)	4,000,000	3,997,387
Federal Home Loan Bank 1.705%, 4/18/18, 4/18/18 (a)	2,100,000	2,098,138
Federal Home Loan Bank 1.715%, 4/05/18, 4/05/18 (a)	700,000	699,803
Federal Home Loan Bank 1.715%, 4/10/18, 4/10/18 (a)	900,000	899,535
Federal Home Loan Bank 1.715%, 4/18/18, 4/18/18 (a)	4,700,000	4,695,808
Federal Home Loan Bank 1.717%, 4/01/18, 6/01/18 (a)	7,100,000	7,100,002
Federal Home Loan Bank 1.718%, 4/17/18, 7/17/19 (a)	18,000,000	18,000,088
Federal Home Loan Bank 1.726%, 4/11/18, 4/11/18 (a)	1,700,000	1,699,037
Federal Home Loan Bank 1.726%, 4/18/18, 4/18/18 (a)	1,150,000	1,148,968
Federal Home Loan Bank 1.727%, 5/02/18, 5/02/18 (a)	600,000	599,065
Federal Home Loan Bank 1.735%, 4/06/18, 4/06/18 (a)	775,000	774,742
Federal Home Loan Bank 1.737%, 4/18/18, 4/18/18 (a)	6,000,000	5,994,585
Federal Home Loan Bank 1.737%, 5/04/18, 5/04/18 (a)	625,000	623,961
Federal Home Loan Bank 1.742%, 04/01/18, 11/01/18 (a)	8,000,000	8,000,000
Federal Home Loan Bank 1.746%, 4/16/18, 4/16/18 (a)	2,800,000	2,797,726
Federal Home Loan Bank 1.747%, 4/25/18, 4/25/18 (a)	1,300,000	1,298,385
Federal Home Loan Bank 1.747%, 4/30/18, 4/30/18 (a)	1,500,000	1,497,778

The accompanying notes are an integral part of the financial statements.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Bank 1.747%, 4/27/18, 4/27/18 (a)	$1,900,000	$1,897,458
Federal Home Loan Bank 1.752%, 4/25/18, 4/25/18 (a)	6,000,000	5,992,525
Federal Home Loan Bank 1.757%, 4/20/18, 4/20/18 (a)	3,145,000	3,141,826
Federal Home Loan Bank 1.772%, 6/13/18, 6/13/18 (a)	3,000,000	2,989,125
Federal Home Loan Bank 1.787%, 6/13/18, 6/13/18 (a)	3,000,000	2,989,031
Federal Home Loan Mortgage Corp. 1.491%, 4/24/18, 7/24/18 (a)	4,945,000	4,944,934
Federal Home Loan Mortgage Corp. 1.725%, 4/04/18, 4/04/18 (a)	3,000,000	2,999,292
Federal National Mortgage Association 1.726%, 4/11/18, 4/11/18 (a)	1,400,000	1,399,207

TOTAL DISCOUT NOTES (Cost $275,838,018)		275,838,018

Repurchase Agreement — 14.4%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/29/18, 1.750%, due 4/02/18 (b)	45,000,000	45,000,000

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	1,863	1,863

TOTAL SHORT-TERM INVESTMENTS (Cost $320,839,881)		320,839,881

TOTAL INVESTMENTS — 102.5% (Cost $320,839,881) (c)		320,839,881

Other Assets/(Liabilities) — (2.5)%		(7,971,321)

NET ASSETS — 100.0%		$312,868,560

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)	Maturity value of $45,008,750. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 7/15/25, and an aggregate market value, including accrued interest, of $45,904,999.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 91.1%

CORPORATE DEBT — 45.7%
Aerospace & Defense — 0.9%
Harris Corp. 1.999% 4/27/18	$2,960,000	$2,959,278
Harris Corp. 2.700% 4/27/20	200,000	198,240
L3 Technologies, Inc. 5.200% 10/15/19	2,690,000	2,772,916

		5,930,434

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	3,050,000	3,060,455
Imperial Brands Finance PLC (a) 2.950% 7/21/20	3,128,000	3,105,583

		6,166,038

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	84,850	85,147
Delta Air Lines, Inc. 3.625% 3/15/22	2,160,000	2,157,344

		2,242,491

Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC FRN (b) 2.835% 4/05/21	1,560,000	1,559,673
General Motors Financial Co., Inc. 3.250% 1/05/23	3,615,000	3,529,169
Hyundai Capital America (a) 2.400% 10/30/18	2,350,000	2,343,221
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	1,235,000	1,180,154

		8,612,217

Auto Parts & Equipment — 0.5%
Lear Corp. 5.375% 3/15/24	2,860,000	2,999,486
Lear Corp. 5.250% 1/15/25	100,000	105,663

		3,105,149

Banks — 7.8%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	2,965,000	2,955,716
Banco Santander SA 3.500% 4/11/22	3,200,000	3,185,295
Bancolombia SA 5.950% 6/03/21	1,215,000	1,287,900
Bank of America Corp. 3 mo. USD LIBOR + .930%, VRN 2.816% 7/21/23	6,240,000	6,081,322

	Principal Amount	Value
Citigroup, Inc. VRN (b) 3.142% 1/24/23	$3,225,000	$3,186,073
Discover Bank 3.350% 2/06/23	2,212,000	2,176,891
Discover Bank 4.200% 8/08/23	1,000,000	1,020,018
First Horizon National Corp. 3.500% 12/15/20	3,420,000	3,438,425
The Goldman Sachs Group, Inc. 2.750% 9/15/20	2,450,000	2,425,065
The Goldman Sachs Group, Inc. 2.875% 2/25/21	3,850,000	3,810,624
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	839,597
JP Morgan Chase & Co. 4.500% 1/24/22	2,930,000	3,048,363
Macquarie Bank Ltd. (a) 2.850% 1/15/21	380,000	375,577
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	3,350,000	3,245,622
Morgan Stanley 3.750% 2/25/23	3,410,000	3,446,119
Regions Bank 7.500% 5/15/18	613,000	616,409
Regions Financial Corp. 3.200% 2/08/21	2,480,000	2,475,451
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,620,000	1,563,100
Sumitomo Mitsui Financial Group, Inc. 2.846% 1/11/22	260,000	255,625
SVB Financial Group 5.375% 9/15/20	225,000	237,175
Synchrony Bank 3.000% 6/15/22	1,970,000	1,904,578
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,290,000	1,298,302

		48,873,247

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	1,765,000	1,751,177
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	633,297

		2,384,474

Biotechnology — 0.6%
Baxalta, Inc. 2.000% 6/22/18	1,025,000	1,023,468
Celgene Corp. 2.250% 5/15/19	270,000	268,006
Celgene Corp. 2.875% 8/15/20	2,650,000	2,639,506

		3,930,980

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 1.2%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	$2,929,000	$3,069,406
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650%, FRN 2.554% 5/22/20	980,000	983,832
Martin Marietta Materials, Inc. FRN (b) 2.702% 12/20/19	540,000	540,824
Masco Corp. 3.500% 4/01/21	990,000	994,178
Masco Corp. 7.125% 3/15/20	225,000	241,247
Standard Industries, Inc. (a) 5.500% 2/15/23	1,472,000	1,523,520

		7,353,007

Chemicals — 1.6%
CF Industries, Inc. 7.125% 5/01/20	94,000	100,345
The Dow Chemical Co. 8.550% 5/15/19	320,000	339,654
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	2,227,000	2,325,250
LyondellBasell Industries NV 5.000% 4/15/19	1,553,000	1,576,523
LyondellBasell Industries NV 6.000% 11/15/21	1,410,000	1,522,081
RPM International, Inc. 3.450% 11/15/22	43,000	43,052
RPM International, Inc. 6.125% 10/15/19	2,422,000	2,533,650
The Sherwin-Williams Co. 2.750% 6/01/22	1,839,000	1,791,139

		10,231,694

Commercial Services — 0.3%
S&P Global, Inc. 3.300% 8/14/20	1,700,000	1,709,529

Computers — 0.9%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	1,305,000	1,310,903
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	980,000	1,005,252
DXC Technology Co. 2.875% 3/27/20	565,000	561,853
Leidos Holdings, Inc. 4.450% 12/01/20	2,761,000	2,802,415

		5,680,423

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	250,000	256,083

	Principal Amount	Value
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	$1,670,000	$1,674,259
Aircastle Ltd. 5.000% 4/01/23	3,380,000	3,485,625
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,285,000
Ally Financial, Inc. 4.750% 9/10/18	2,470,000	2,489,019
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,640,000	2,590,749
International Lease Finance Corp. 3.875% 4/15/18	1,245,000	1,245,224
Lazard Group LLC 4.250% 11/14/20	3,115,000	3,201,660

		16,227,619

Electric — 2.3%
Ameren Corp. 2.700% 11/15/20	1,415,000	1,399,986
Duke Energy Corp. 1.800% 9/01/21	1,260,000	1,199,333
EDP Finance BV (a) 4.125% 1/15/20	1,395,000	1,416,762
Enel Finance International NV (a) 2.875% 5/25/22	1,955,000	1,907,924
Entergy Texas, Inc. 2.550% 6/01/21	605,000	592,826
Entergy Texas, Inc. 7.125% 2/01/19	1,803,000	1,861,864
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	2,185,000	2,226,777
Majapahit Holding BV (a) 7.750% 1/20/20	1,160,000	1,244,332
Puget Energy, Inc. 6.000% 9/01/21	740,000	802,744
Puget Energy, Inc. 6.500% 12/15/20	634,000	683,871
The Southern Co. 1.850% 7/01/19	195,000	192,379
The Southern Co. 2.350% 7/01/21	1,040,000	1,007,803

		14,536,601

Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	650,000	643,826
Tech Data Corp. 3.700% 2/15/22	580,000	575,880

		1,219,706

Engineering & Construction — 0.1%
SBA Tower Trust (a) 3.168% 4/09/47	880,000	867,523

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foods — 0.8%
Danone SA (a) 2.077% 11/02/21	$3,075,000	$2,946,713
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	653,337
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	1,490,000	1,421,875
Tyson Foods, Inc. 2.650% 8/15/19	180,000	178,981

		5,200,906

Health Care – Products — 1.1%
Abbott Laboratories 2.350% 11/22/19	961,000	952,718
Abbott Laboratories 2.900% 11/30/21	1,545,000	1,528,653
Becton Dickinson and Co. FRN (b) 2.944% 12/29/20	2,205,000	2,207,334
Boston Scientific Corp. 2.850% 5/15/20	785,000	779,896
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,213,000

		6,681,601

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	971,000	987,459
Cigna Corp. 4.500% 3/15/21	1,805,000	1,862,560
HCA, Inc. 3.750% 3/15/19	3,140,000	3,151,932
Laboratory Corp. of America Holdings 2.625% 2/01/20	1,400,000	1,388,957

		7,390,908

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	2,853,000	2,874,398

Insurance — 3.7%
American International Group, Inc. 3.300% 3/01/21	1,450,000	1,451,501
AmTrust Financial Services, Inc. 6.125% 8/15/23	1,505,000	1,453,368
Athene Global Funding (a) 4.000% 1/25/22	3,615,000	3,659,709
CNA Financial Corp. 5.750% 8/15/21	1,401,000	1,505,505
Enstar Group Ltd. 4.500% 3/10/22	1,435,000	1,441,465
Jackson National Life Global Funding (a) 2.500% 6/27/22	2,940,000	2,850,422
Lincoln National Corp. 4.000% 9/01/23	310,000	316,678

	Principal Amount	Value
Lincoln National Corp. 6.250% 2/15/20	$1,290,000	$1,363,784
Nuveen Finance LLC (a) 2.950% 11/01/19	3,125,000	3,118,314
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,865,000	1,956,649
Trinity Acquisition PLC 3.500% 9/15/21	1,480,000	1,478,007
Unum Group 3.000% 5/15/21	480,000	475,920
Willis Towers Watson PLC 5.750% 3/15/21	840,000	893,976
XLIT Ltd. 5.750% 10/01/21	1,335,000	1,441,082

		23,406,380

Internet — 0.5%
Expedia Group, Inc. 5.950% 8/15/20	380,000	401,860
Expedia Group, Inc. 7.456% 8/15/18	2,635,000	2,678,841

		3,080,701

Investment Companies — 0.8%
Ares Capital Corp. 3.875% 1/15/20	1,800,000	1,818,732
FS Investment Corp. 4.000% 7/15/19	1,233,000	1,239,161
TCP Capital Corp. 4.125% 8/11/22	1,805,000	1,756,958

		4,814,851

Leisure Time — 0.5%
Brunswick Corp. (a) 4.625% 5/15/21	3,130,000	3,154,000

Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	410,000	393,887
Marriott International, Inc. 2.875% 3/01/21	2,015,000	1,996,228

		2,390,115

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,229,000	1,225,928
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	265,066
CNH Industrial Capital LLC 3.875% 10/15/21	1,015,000	1,014,350
CNH Industrial Capital LLC 4.875% 4/01/21	590,000	606,963

		3,112,307

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	$1,545,000	$1,549,350
Discovery Communications LLC 2.950% 3/20/23	905,000	872,087
Sirius XM Radio, Inc. (a) 3.875% 8/01/22	3,125,000	2,993,750

		5,415,187

Mining — 1.0%
Anglo American Capital PLC (a) 3.750% 4/10/22	1,875,000	1,869,000
Glencore Finance Canada Ltd. STEP (a) 4.250% 10/25/22	902,000	915,055
Glencore Funding LLC (a) 3.000% 10/27/22	680,000	655,894
Kinross Gold Corp. 5.125% 9/01/21	1,450,000	1,504,520
Newcrest Finance Pty Ltd. (a) 4.200% 10/01/22	1,470,000	1,490,367

		6,434,836

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. STEP 3.625% 10/01/21	3,915,000	3,729,038

Oil & Gas — 0.6%
Antero Resources Corp. 5.375% 11/01/21	629,000	640,008
Continental Resources, Inc. 5.000% 9/15/22	1,850,000	1,875,437
EQT Corp. 3.000% 10/01/22	1,460,000	1,418,650

		3,934,095

Packaging & Containers — 0.5%
Graphic Packaging International LLC 4.750% 4/15/21	3,030,000	3,079,389

Pharmaceuticals — 1.6%
AbbVie, Inc. 1.800% 5/14/18	2,390,000	2,388,257
CVS Health Corp. 3.700% 3/09/23	835,000	839,534
Express Scripts Holding Co. 3.300% 2/25/21	3,095,000	3,089,369
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	735,000	709,659
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	3,325,000	2,994,169

		10,020,988

	Principal Amount	Value
Pipelines — 0.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	$450,000	$442,222
The Williams Cos., Inc. 3.700% 1/15/23	3,270,000	3,180,075

		3,622,297

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	2,895,000	2,926,078

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp. 2.250% 1/15/22	465,000	444,661
American Tower Corp. 3.000% 6/15/23	1,520,000	1,468,049
American Tower Corp. 3.300% 2/15/21	1,105,000	1,104,743
Crown Castle International Corp. 3.400% 2/15/21	1,869,000	1,876,084
Digital Realty Trust LP 3.400% 10/01/20	925,000	930,554
Healthcare Trust of America Holdings LP 2.950% 7/01/22	690,000	675,009
Highwoods Realty LP 7.500% 4/15/18	170,000	170,267
Simon Property Group LP 2.350% 1/30/22	1,760,000	1,711,091
Weyerhaeuser Co. 7.375% 10/01/19	510,000	542,583

		8,923,041

Retail — 1.4%
AutoNation, Inc. 3.350% 1/15/21	2,085,000	2,083,047
CVS Health Corp. 2.125% 6/01/21	2,405,000	2,323,480
Dollar Tree, Inc. 5.750% 3/01/23	3,000,000	3,131,475
QVC, Inc. 3.125% 4/01/19	1,449,000	1,448,206

		8,986,208

Semiconductors — 0.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.000% 1/15/22	2,315,000	2,271,585
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	2,025,000	2,045,250

		4,316,835

Telecommunications — 1.4%
Ericsson LM 4.125% 5/15/22	3,300,000	3,276,304

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hughes Satellite Systems Corp. 6.500% 6/15/19	$2,704,000	$2,785,120
Sprint Communications, Inc. 9.250% 4/15/22	1,250,000	1,425,000
Verizon Communications, Inc. 2.946% 3/15/22	1,260,000	1,238,818

		8,725,242

Transportation — 0.6%
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,803,000	1,803,389
Ryder System, Inc. 2.250% 9/01/21	170,000	164,183
Ryder System, Inc. 2.550% 6/01/19	295,000	293,908
Ryder System, Inc. 2.875% 9/01/20	1,080,000	1,073,220
TTX Co. (a) 2.250% 2/01/19	565,000	562,564

		3,897,264

Trucking & Leasing — 1.8%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	3,260,000	3,258,721
DAE Funding LLC (a) 4.000% 8/01/20	522,000	508,950
GATX Corp. 2.600% 3/30/20	1,475,000	1,461,570
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	3,100,000	3,037,070
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,240,000	1,233,777
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,649,093
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.375% 2/01/22	50,000	49,727
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 4.875% 7/11/22	170,000	178,920

		11,377,828

TOTAL CORPORATE DEBT (Cost $290,247,361)		286,565,625

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN (b) 2.645% 4/26/27	154,188	154,615

TOTAL MUNICIPAL OBLIGATIONS (Cost $154,188)		154,615

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.9%
Automobile ABS — 7.2%
American Credit Acceptance Receivables Trust, Series 2017-4, Class C (a) 2.940% 1/10/24	$2,700,000	$2,683,836
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	710,000	709,541
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	86,885	86,742
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	6,921	6,918
CPS Auto Receivables Trust, Series 2017-D, Class A (a) 1.870% 3/15/21	530,183	527,904
CPS Auto Receivables Trust, Series 2018-A, Class A (a) 2.160% 5/17/21	222,832	222,184
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	122,693	122,541
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	170,137	170,135
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	441,523	441,525
CPS Auto Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	710,000	708,471
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,870,000	1,862,118
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	51,868	51,869
Drive Auto Receivables Trust, Series 2017-2, Class C 2.750% 9/15/23	390,000	387,141
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	630,000	628,527
DT Auto Owner Trust, Series 2018-1A, Class A (a) 2.590% 5/17/21	2,390,000	2,389,957
DT Auto Owner Trust, Series 2018-1A, Class B (a) 3.040% 1/18/22	800,000	799,932
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	559,062	557,685

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (a) 2.600% 7/20/22	$530,000	$527,011
Exeter Automobile Receivables Trust, Series 2018-1A, Class B (a) 2.750% 4/15/22	670,000	665,068
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	520,000	519,696
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	630,000	630,755
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	1,295,000	1,300,797
First Investors Auto Owner Trust, Series 2017-3A, Class B (a) 2.720% 4/17/23	890,000	874,197
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	107,704	107,485
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	514,933	514,724
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	2,390,000	2,368,767
Flagship Credit Auto Trust, Series 2016-3, Class B (a) 2.430% 6/15/21	1,150,000	1,144,736
Flagship Credit Auto Trust, Series 2018-1, Class A (a) 2.590% 6/15/22	2,143,780	2,143,737
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	890,000	868,073
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	377,995	378,240
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	1,515,000	1,507,608
Flagship Credit Auto Trust, Series 2017-4, Class C (a) 2.920% 11/15/23	1,800,000	1,771,133
Flagship Credit Auto Trust, Series 2018-1, Class B (a) 3.130% 1/17/23	3,250,000	3,249,309
Hertz Vehicle Financing II LP, Series 2018-1A, Class B (a) 3.600% 2/25/24	1,420,000	1,407,091
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	780,000	779,137

	Principal Amount	Value
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 3.477% 4/15/21	$1,250,000	$1,266,476
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A (a) 2.310% 12/14/21	1,690,000	1,677,752
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	1,020,000	1,014,220
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.288% 7/15/20	156,677	157,304
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	359,640	358,957
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	550,000	545,399
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	400,000	395,979
OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A (a) 2.910% 4/12/21	840,000	839,688
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	639,601	638,954
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,346,940	1,346,237
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	899,628	899,385
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	600,000	601,364
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	1,740,000	1,770,615
Tesla Auto Lease Trust, Series 2018-A, Class B (a) 2.750% 2/20/20	390,000	389,271
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	55,007	54,990

		45,071,181

Commercial MBS — 0.7%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN (b) 5.513% 1/12/45	338,553	337,747

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	$845,000	$847,120
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.736% 7/10/38	419,763	424,888
RETL, Series 2018-RVP, Class A, FRN (a) (b) 2.877% 3/15/33	1,600,000	1,607,509
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (b) 5.477% 8/15/39	55,483	55,266
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, FRN (a) (b) 2.536% 2/15/35	500,000	500,277
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN (b) 5.997% 6/15/45	155,140	155,700
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (b) 6.011% 2/15/51	122,694	123,910

		4,052,417

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 2.532% 11/25/35	23,499	23,518
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 2.607% 8/25/35	99,602	100,533
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 2.112% 10/25/34	356,337	355,785
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.592% 3/25/35	196,436	197,005

		676,841

Other ABS — 18.1%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 3/15/41	267,009	261,796
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 6/15/41	342,551	334,698

	Principal Amount	Value
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	$663,467	$666,136
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.845% 7/20/26	420,000	420,127
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.202% 10/15/28	1,290,000	1,305,248
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	830,875	837,839
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.338% 12/15/42	610,196	614,544
Avant Loans Funding Trust, Series 2017-B, Class A (a) 2.290% 6/15/20	1,055,628	1,054,102
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.854% 1/18/25	1,500,000	1,500,681
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	72,199	72,081
BCC Funding XIV LLC, Series 2018-1A, Class A1 (a) 2.200% 2/20/19	5,650,776	5,647,436
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.900% 7/15/26	1,010,000	1,010,194
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	555,208	544,426
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 3.164% 7/18/27	1,475,000	1,478,735
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	793,175	794,662
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	507,502	497,159
Capital Automotive LLC, Series 2012-1A, Class A1 (a) 3.870% 4/15/47	614,317	613,434

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carlyle Global Market Strategies CLO Ltd., Series 2014-4A, Class A1R, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.922% 10/15/26	$2,050,000	$2,050,363
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	239,367	239,068
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 2.547% 5/25/35	239,979	240,646
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,534,752	1,536,012
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,306,362	1,291,990
CLI Funding VI LLC, Series 2017-1A, Class A (a) 3.620% 5/18/42	998,824	991,652
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	149,305	149,314
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	44,946	44,919
Denali Capital CLO X LLC, Series 2013-1A, Class A1, FRN (a) (b) 2.803% 10/26/27	1,850,000	1,855,524
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	665,660	665,640
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	122,260	121,779
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	168,497	166,324
Diamond Resorts Owner Trust, Series 2014-1, Class B (a) 2.980% 5/20/27	201,729	200,336
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	334,296	331,946
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	1,126,375	1,102,105
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	182,343	180,340

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	$1,296,900	$1,301,590
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	166,667	165,559
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.572% 7/15/23	269,648	271,719
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	101,551	102,323
Elara HGV Timeshare Issuer, Series 2017-A, Class A (a) 2.690% 3/25/30	614,649	605,265
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	802,453	787,316
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, VRN (a) (b) 3.020% 2/25/27	289,795	281,355
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	726,989	722,344
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	166,971	165,018
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	507,670	509,259
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	240,851	236,920
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	123,507	123,012
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	79,153	78,531
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, FRN (a) (b) 2.745% 4/20/31	1,500,000	1,503,603
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	799,293	798,675
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.895% 4/25/25	801,975	802,038
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	1,211,727	1,180,855

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + ..645%, FRN 2.517% 4/25/35	$49,768	$50,094
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	109,062	109,062
Hero Funding, Series 2017-3A, Class A1 (a) 3.190% 9/20/48	1,297,717	1,279,332
HERO Funding Trust, Series 2017-2A, Class A1 (a) 3.280% 9/20/48	313,787	313,335
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	842,215	829,574
HERO Funding Trust, Series 2017-2A, Class A2 (a) 4.070% 9/20/48	258,413	264,415
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	329,595	322,180
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	245,514	242,918
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN (a) (b) 2.960% 12/26/28	709,180	692,189
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.872% 7/15/25	1,686,728	1,686,993
Lendmark Funding Trust, Series 2017-2A, Class A (a) 2.800% 5/20/26	819,957	814,122
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	630,000	625,550
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.697% 6/25/35	57,309	57,336
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.865% 7/20/26	1,200,000	1,200,636
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.854% 1/18/27	1,780,000	1,780,281
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a) 2.920% 12/20/29	3,150,000	3,112,262

	Principal Amount	Value
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	$990,000	$1,003,057
Marlette Funding Trust, Series 2017-3A, Class A (a) 2.360% 12/15/24	649,609	647,348
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	534,858	533,604
Marlette Funding Trust, Series 2018-1A, Class A (a) 2.610% 3/15/28	2,921,174	2,916,913
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	641,481	641,536
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	312,029	312,354
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	334,320	333,084
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.817% 4/25/35	3,793	3,796
Mosaic Solar Loans LLC, Series 2017-2A, Class D (a) 0.010% 9/20/42	640,000	577,526
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	252,602	257,710
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	267,451	263,914
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	592,200	581,287
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	768,227	750,815
MVW Owner Trust, Series 2017-1A, Class A (a) 2.420% 12/20/34	220,599	215,707
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	232,940	232,736
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, FRN (a) (b) 2.972% 1/15/28	750,000	749,955
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	4,200,000	4,156,832

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A1 (a) 3.372% 10/21/47	$530,753	$517,607
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	1,500,000	1,493,320
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, 3 mo. USD LIBOR + 1.130%, FRN (a) 2.875% 7/20/26	450,000	450,084
OCP CLO Ltd., Series 2015-8A, Class A2AR, FRN (a) (b) 3.181% 4/17/27	2,150,000	2,149,976
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 3.249% 8/15/29	1,350,000	1,369,576
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	420,000	420,221
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	920,000	904,827
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	92,088	89,832
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	546,983	531,348
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	700,000	698,366
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	113,591	112,437
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 2.122% 2/25/37	117,030	116,812
RR 3 Ltd., Series 2018-3A, Class A1R2, FRN (a) (b) 2.802% 1/15/30	1,250,000	1,255,951
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	589,147	585,525
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	642,235	630,558
Sierra Receivables Funding Co. LLC, Series 2016-2A, Class B (a) 2.780% 7/20/33	738,197	731,760
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	82,367	81,891

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	$219,645	$216,762
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A (a) 2.430% 6/20/32	861,788	854,352
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class B (a) 3.050% 3/22/32	1,087,328	1,083,537
Sofi Consumer Loan Program LLC, Series 2017-3, Class A (a) 2.770% 5/25/26	1,131,259	1,122,814
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	568,115	567,412
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	3,016,903	3,012,180
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	930,524	931,186
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,364,502	1,365,387
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	1,240,827	1,245,136
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,283,930	1,282,101
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	2,560,000	2,548,651
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,960,000	1,955,713
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	409,894	402,741
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.911% 10/17/26	1,140,000	1,140,268
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	1,313,375	1,320,814
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	47,933	47,938
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	1,150,138	1,182,725

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.202% 10/13/29	$1,060,000	$1,074,273
TLF National Tax Lien Trust, Series 2017-1A, Class A (a) 3.090% 12/15/29	1,475,296	1,473,564
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.477% 12/15/20	670,000	672,809
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 3.115% 4/20/27	1,960,000	1,960,796
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	411,290	406,370
Trip Rail Master Funding LLC, Series 2014-1A, Class A2 (a) 4.085% 4/15/44	1,200,000	1,184,287
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	2,248,923	2,375,282
Triton Container Finance IV LLC, Series 2017-2A, Class A (a) 3.620% 8/20/42	2,351,382	2,330,969
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN (b) 2.997% 10/25/46	706,993	701,670
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	254,817	250,442
Welk Resorts LLC, Series 2017-AA, Class B (a) 3.410% 6/15/33	1,420,919	1,388,947
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	276,100	273,874
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	667,620	662,256
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	540,338	539,002

		113,729,440

Student Loans ABS — 12.4%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.672% 12/26/44	233,415	232,768

	Principal Amount	Value
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 7/25/56	$807,665	$813,317
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 7/25/58	430,000	383,230
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	329,569	310,916
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.897% 3/15/26	53,826	53,814
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 2.210% 1/15/37	701,874	640,017
Commonbond Student Loan Trust, Series 2016-B, Class A1 (a) 2.730% 10/25/40	570,104	559,526
Commonbond Student Loan Trust, Series 2018-AGS, Class C (a) 3.820% 2/25/44	490,000	489,840
Commonbond Student Loan Trust, Series 2017-AGS, Class C (a) 5.280% 5/25/41	1,320,000	1,326,402
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	312,790	288,838
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	199,595	197,735
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	195,731	192,641
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	781,629	769,892
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	332,336	331,990
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	430,261	426,813
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,503,574	1,492,689
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.572% 1/25/40	664,690	678,131

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.772% 10/25/44	$1,821,223	$1,822,134
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.872% 4/25/40	1,432,208	1,473,514
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	1,332,227	1,288,670
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	690,074	676,564
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.922% 2/26/35	760,833	790,992
ECMC Group Student Loan Trust, Series 2018-1A, Class A, FRN (a) (b) 2.533% 2/27/68	2,400,000	2,399,567
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 12/27/66	2,406,582	2,435,696
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 3.222% 7/26/66	1,658,810	1,680,663
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $1,936,440), FRN (a) (b) (c) (d) 3.350% 12/01/47	1,876,885	1,861,984
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 2.414% 12/01/31	538,113	537,828
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 2.602% 9/27/35	194,892	194,200
Laurel Road Prime Student Loan Trust, Series 2017-C, Class B (a) 2.950% 11/25/42	910,000	880,665
Laurel Road Prime Student Loan Trust, Series 2017-B, Class CFX (a) 3.610% 8/25/42	1,000,000	967,931
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	668,687	659,593
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 (a) 2.530% 2/18/42	1,460,000	1,454,528

	Principal Amount	Value
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (a) (b) 2.592% 3/25/67	$2,040,000	$2,043,112
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) (b) 2.672% 7/26/66	1,029,332	1,035,863
Navient Student Loan Trust, Series 2018-2A, Class A3, FRN (a) (b) 2.728% 3/25/67	1,830,000	1,829,978
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 3.022% 7/26/66	1,800,000	1,848,955
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 3.122% 6/25/65	2,749,642	2,817,415
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 3.172% 3/25/66	1,400,000	1,455,254
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	539,687	523,883
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 12/26/40	450,704	451,559
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 2.251% 1/25/37	528,957	530,036
Nelnet Student Loan Trust, Series 2018-1A, Class A2, FRN (a) (b) 2.637% 5/25/66	1,990,000	1,990,000
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.121% 6/25/54	395,000	369,804
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800%, FRN 2.545% 7/25/25	385,051	387,673
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 2.645% 1/26/26	7,581	7,589
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.822% 11/25/65	1,495,806	1,506,046

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.890% 7/15/36	$3,939	$3,938
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 2.170% 7/15/36	567,000	541,971
SLC Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .250%, FRN 2.375% 6/15/55	1,633,421	1,530,766
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.855% 1/26/43	480,000	462,033
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	250,000	241,652
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	2,410,000	2,322,893
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.965% 3/25/44	1,876,951	1,768,346
SLM Student Loan Trust, Series 2005-6, Class B, ABS, FRN, 3 mo. USD LIBOR + .290%, FRN 2.035% 1/25/44	1,674,044	1,595,040
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 2.041% 1/25/41	1,218,611	1,163,111
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 2.045% 7/25/25	520,000	518,063
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 2.055% 1/25/55	605,266	570,781
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 2.295% 10/25/64	2,300,000	2,284,436
SLM Student Loan Trust, Series 2005-9, Class A7A, 3 mo. EURIBOR + .600%, FRN 2.341% 1/25/41	1,820,000	1,831,133

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (a) 2.345% 10/25/65	$5,880,000	$5,858,024
SLM Student Loan Trust, Series 2004-8A, Class A6, 3 mo. USD LIBOR + .630%, FRN (a) 2.375% 1/25/40	450,000	449,808
SLM Student Loan Trust, Series 2005-7, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.495% 1/25/40	2,000,000	1,992,500
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 2.775% 12/15/38	477,605	456,955
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	100,000	100,000
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 3.227% 2/17/32	480,000	492,949
SMB Private Education Loan Trust, Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950%, FRN (a) 3.727% 8/16/32	1,350,000	1,402,811
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $1,406,875) (a) (c) (d) 0.000% 3/25/33	500	875,000
SoFi Professional Loan Program LLC, Series 2018-A, Class R1, (Acquired 1/22/18, Cost $1,384,761) (a) (c) (d) 0.000% 2/25/42	1,928,100	1,384,761
SoFi Professional Loan Program LLC, Series 2017-D, Class R1, (Acquired 7/19/17, Cost $1,320,697) (a) (c) (d) 0.000% 9/25/40	2,333,800	1,341,935
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	158,076	157,802
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	280,000	272,826
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	770,000	753,802
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	112,399	112,081

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 6/25/33	$731,323	$741,601
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 8/25/36	681,207	702,342
SoFi Professional Loan Program Trust, Series 2018-B, Class R1 (a) (c) (e) 0.010% 8/26/47	1,727,800	932,839

		77,972,454

WL Collateral CMO — 2.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (b) 3.800% 8/25/34	54,088	54,710
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (b) 3.718% 2/25/34	23,813	24,324
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (b) 3.887% 9/25/33	8,923	8,308
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, VRN (a) (b) 3.027% 12/25/57	1,742,094	1,733,383
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (b) 3.596% 8/25/34	9,723	9,732
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (b) 3.333% 8/25/34	60,919	59,844
JP Morgan Mortgage Trust, Series 2018-3, Class A5, VRN (a) (b) 3.500% 4/25/48	1,725,000	1,720,160
JP Morgan Mortgage Trust, Series 2018-1, Class A5, VRN (a) (b) 3.500% 6/25/48	1,056,601	1,063,339
JP Morgan Mortgage Trust, Series 2017-6, Class A5, VRN (a) (b) 3.500% 12/25/48	1,615,796	1,621,364
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (b) 3.524% 2/25/34	4,928	4,577
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, VRN (b) 3.543% 2/25/34	144,408	144,574
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (b) 3.627% 7/25/33	4,232	4,386

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (b) 3.500% 2/25/34	$284	$304
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) (b) 3.750% 11/25/56	906,635	915,688
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $670,000), FRN (a) (b) (c) (d) 4.722% 2/25/23	670,000	672,530
PSMC Trust, Series 2018-1, Class A3, VRN (a) (b) (c) (e) 3.500% 2/25/48	1,680,000	1,677,900
Sequoia Mortgage Trust, Series 2018-3, Class A4, VRN (a) (b) 3.500% 3/25/48	1,985,276	1,990,301
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, VRN (a) (b) 4.000% 2/25/48	1,427,695	1,440,475
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) (b) 3.000% 10/25/31	2,010,149	1,931,351
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (b) 3.696% 3/25/34	37,140	37,628
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.683% 4/25/44	92,013	93,436

		15,208,314

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $257,417,069)		256,710,647

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.3%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Series 4491, Class B 3.000% 8/15/40	1,280,996	1,270,642
Series 4720, Class A 3.000% 3/15/41	1,063,523	1,055,299
Federal National Mortgage Association Series 2015-80, Class CA 3.000% 4/25/40	1,681,278	1,672,784

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-63, Class KA 3.000% 1/25/41	$827,392	$824,877
Government National Mortgage Association (b) Series 2014-131, Class BW VRN 2.832% 5/20/41	427,234	442,491

		5,266,093

Pass-Through Securities — 0.2%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 year CMT + 2.243%, FRN 3.580% 3/01/37	378,591	396,841
Federal National Mortgage Association Pool #725692 1 year CMT + 2.140%, FRN 3.225% 10/01/33	75,691	79,456
Pool #888586 1 year CMT + 2.210%, FRN 3.302% 10/01/34	162,351	170,735
Pool #775539 12 mo. USD LIBOR + 1.645%, FRN 3.475% 5/01/34	56,043	58,439
Pool #702331 5.500% 5/01/18	1,355	1,355
Pool #725796 5.500% 9/01/19	108,977	110,764
Pool #844564 5.500% 12/01/20	33,303	34,318
Government National Mortgage Association Pool #507545 7.500% 8/15/29	28,774	33,379
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	173,483	180,260
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	213,995	222,368

		1,287,915

Whole Loans — 0.2%
Fannie Mae Connecticut Avenue Securities (b) Series 2018-C02, Class 2M2 FRN 4.072% 8/25/30	510,000	510,328

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes (b) Series 2018-HQA1, Class M2 FRN 4.154% 9/25/30	$665,000	$665,466

		1,175,794

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,805,829)		7,729,802

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds & Notes — 3.2%
U.S. Treasury Inflation Index 0.125% 4/15/22	12,835,242	12,654,316
U.S. Treasury Note (f) 0.750% 10/31/18	2,100,000	2,085,070
U.S. Treasury Note 1.250% 3/31/21	5,700,000	5,511,744

		20,251,130

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,426,115)		20,251,130

TOTAL BONDS & NOTES (Cost $576,050,562)		571,411,819

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $5,197,567)		5,068,690

TOTAL LONG-TERM INVESTMENTS (Cost $581,248,129)		576,480,509

SHORT-TERM INVESTMENTS — 9.7%
Commercial Paper — 9.6%
American Electric Power Co., Inc. (a) 1.945% 4/05/18	5,000,000	4,998,026
Dominion Resources, Inc. (a) 1.738% 4/09/18	5,000,000	4,996,845
Fortive Corp. (a) 2.756% 6/20/18	5,500,000	5,468,590
HP, Inc. (a) 2.962% 6/19/18	5,500,000	5,474,744
Hyundai Capital America (a) 2.038% 4/04/18	4,000,000	3,998,653
Lam Research Corp. (a) 2.734% 6/15/18	5,000,000	4,974,173
Molex Electronic Technologies (a) 2.775% 6/12/18	1,500,000	1,491,672
National Grid USA (a) 2.038% 4/24/18	5,500,000	5,491,170
Suncor Energy, Inc. (a) 1.925% 4/17/18	5,077,000	5,071,279

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telus Corp. (a) 2.755% 6/20/18	$5,000,000	$4,971,446
Transcanada Pipelines Ltd. (a) 2.018% 4/12/18	5,500,000	5,495,528
Walgreens Boots 2.154% 5/21/18	5,500,000	5,480,980
Xcel Energy, Inc. (a) 1.717% 4/23/18	2,500,000	2,496,165

		60,409,271

Time Deposit — 0.1%
Euro Time Deposit 0.280% 4/02/18	211,444	211,444

TOTAL SHORT-TERM INVESTMENTS (Cost $60,617,445)		60,620,715

TOTAL INVESTMENTS — 101.6% (Cost $641,865,574) (g)		637,101,224

Other Assets/(Liabilities) — (1.6)%		(9,788,794)

NET ASSETS — 100.0%		$627,312,430

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $354,284,003 or 56.48% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $6,136,210 or 0.98% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $2,610,739 or 0.42% of net assets.
(f)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty*	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	16,660,000	USD 16,660,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$832,872	$695,678	$(137,194)
Credit Suisse International	18,600,000	USD 18,600,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	892,800	866,952	(25,848)

						$1,725,672	$1,562,630	$(163,042)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

OTC Counterparty*	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Put
Barclays Bank PLC	33,920,000	USD 33,920,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$1,695,763	$1,763,003	$67,240
Credit Suisse International	37,080,000	USD 37,080,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	1,776,132	1,743,057	(33,075)

						3,471,895	3,506,060	34,165

						$5,197,567	$5,068,690	$(128,877)

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra 10 Year	6/20/18	556	$66,513,291	$840,897
U.S. Treasury Note 2 Year	6/29/18	1,415	300,778,729	63,538

				$904,435

Futures Contracts — Short
U.S. Treasury Ultra 10 Year	6/20/18	198	$(25,233,879)	$(478,277)
U.S. Treasury Note 5 Year	6/29/18	1,731	(197,204,656)	(927,228)

				$(1,405,505)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps*
Goldman Sachs International	USD	1,500,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(221,916)	$924	$(220,992)
Goldman Sachs International	USD	400,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(26,883)	(32,048)	(58,931)
Goldman Sachs International	USD	1,120,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(68,016)	(96,992)	(165,008)

							$(316,815)	$(128,116)	$(444,931)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by Goldman Sachs International amounted to $277,507 in securities at March 31, 2018.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	76.4%
Cayman Islands	5.3%
Netherlands	2.3%
United Kingdom	1.0%
Japan	0.9%
Luxembourg	0.9%
Bermuda	0.8%
Ireland	0.7%
Australia	0.6%
Sweden	0.5%
Spain	0.5%
New Zealand	0.5%
France	0.5%
Canada	0.4%
Turkey	0.2%
Colombia	0.2%
Brazil	0.1%
Austria	0.1%
United States Virgin Islands	0.0%

Total Long-Term Investments	91.9%
Short-Term Investments and Other Assets and Liabilities	8.1%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 139.7%

CORPORATE DEBT — 1.7%
Auto Manufacturers — 0.5%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 3.780% 1/15/19	$1,280,000	$1,296,097

Computers — 0.8%
Dell International LLC/EMC Corp. (a) 3.480% 6/01/19	800,000	803,619
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 3.626% 10/05/18	1,300,000	1,311,462

		2,115,081

Diversified Financial Services — 0.4%
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,295,000

TOTAL CORPORATE DEBT (Cost $4,667,509)		4,706,178

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN (b) 2.645% 4/26/27	104,848	105,138

TOTAL MUNICIPAL OBLIGATIONS (Cost $104,848)		105,138

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.6%
Auto Floor Plan ABS — 0.7%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 2.347% 1/15/21	900,000	902,630
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 3.222% 9/27/21	520,000	522,310
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, FRN (a) (b) 3.090% 2/15/23	530,000	529,975

		1,954,915

Automobile ABS — 11.4%
Ally Auto Receivables Trust, Series 2017-5, Class A1 1.400% 12/17/18	368,837	368,507

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2017-4, Class A (a) 2.000% 7/10/20	$688,632	$686,965
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	670,000	668,062
American Credit Acceptance Receivables Trust, Series 2017-4, Class C (a) 2.940% 1/10/24	890,000	884,672
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class A1 1.450% 11/19/18	558,919	558,588
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C 2.580% 9/08/20	555,000	554,856
ARI Fleet Lease Trust, Series 2018-A, Class A1 (a) 1.950% 3/15/19	1,400,000	1,398,613
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	204,594	204,541
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	60,909	60,809
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	10,381	10,377
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.777% 6/15/28	980,627	984,076
CPS Auto Receivables Trust, Series 2017-D, Class A (a) 1.870% 3/15/21	199,779	198,920
CPS Auto Receivables Trust, Series 2018-A, Class A (a) 2.160% 5/17/21	204,263	203,669
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	68,163	68,078
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	46,834	46,807
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	92,191	92,190
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	44,594	44,576
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	7,247	7,247

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	$264,914	$264,915
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,000,000	995,785
Drive Auto Receivables Trust, Series 2018-1, Class A1 1.910% 3/15/19	1,526,630	1,525,750
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	26,931	26,932
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	290,000	289,322
DT Auto Owner Trust, Series 2017-4A, Class A (a) 1.850% 8/17/20	809,910	807,250
DT Auto Owner Trust, Series 2017-3A, Class B (a) 2.400% 5/17/21	420,000	418,358
DT Auto Owner Trust, Series 2018-1A, Class A (a) 2.590% 5/17/21	1,010,000	1,009,982
DT Auto Owner Trust, Series 2018-1A, Class B (a) 3.040% 1/18/22	340,000	339,971
Enterprise Fleet Financing LLC, Series 2017-3, Class A1 (a) 1.500% 10/22/18	240,506	239,898
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	309,348	308,586
Exeter Automobile Receivables Trust, Series 2018-1A, Class A (a) 2.210% 5/17/21	592,547	590,755
Exeter Automobile Receivables Trust, Series 2018-1A, Class B (a) 2.750% 4/15/22	280,000	277,939
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	310,000	309,819
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	320,000	320,383
First Investors Auto Owner Trust, Series 2017-3A, Class A1 (a) 2.000% 3/15/22	1,112,036	1,105,498
First Investors Auto Owner Trust, Series 2017-3A, Class B (a) 2.720% 4/17/23	370,000	363,430

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	$43,044	$43,033
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	15,277	15,272
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	150,285	149,979
Flagship Credit Auto Trust, Series 2017-4, Class A (a) 2.070% 4/15/22	885,355	878,626
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	369,197	369,047
Flagship Credit Auto Trust, Series 2018-1, Class A (a) 2.590% 6/15/22	1,364,224	1,364,196
Flagship Credit Auto Trust, Series 2017-4, Class B (a) 2.660% 10/17/22	1,330,000	1,310,022
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	370,000	360,884
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	221,757	221,901
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	760,000	756,292
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.840% 4/10/30	795,177	799,911
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 3.477% 4/15/21	730,000	739,622
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A (a) 2.310% 12/14/21	600,000	595,652
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	620,000	616,486
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.288% 7/15/20	89,803	90,162
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	340,000	337,156

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	$280,000	$277,185
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A1 (a) 1.450% 10/10/18	4,637	4,631
OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A (a) 2.910% 4/12/21	350,000	349,870
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	370,968	370,593
Santander Drive Auto Receivables Trust, Series 2018-1, Class A1 1.830% 2/15/19	997,026	996,591
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	355,174	355,158
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	713,086	712,714
Santander Retail Auto Lease Trust, Series 2017-A, Class A1 (a) 1.500% 11/20/18	1,686,627	1,684,790
Tesla Auto Lease Trust, Series 2018-A, Class A (a) 2.320% 12/20/19	523,519	522,576
Tesla Auto Lease Trust, Series 2018-A, Class B (a) 2.750% 2/20/20	165,000	164,691
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	31,155	31,145
Westlake Automobile Receivables Trust, Series 2018-1A, Class A1 (a) 1.750% 2/15/19	590,641	590,241

		30,944,552

Commercial MBS — 0.8%
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.736% 7/10/38	255,658	258,780
RETL, Series 2018-RVP, Class A, FRN (a) (b) 2.877% 3/15/33	700,000	703,285
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, FRN (a) (b) 2.536% 2/15/35	440,000	440,243
VMC Finance LLC, Series 2018-FL1, Class A, FRN (a) (b) 2.597% 4/15/35	740,000	745,148

		2,147,456

	Principal Amount	Value
Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 2.607% 8/25/35	$60,733	$61,301

Other ABS — 14.8%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 3/15/41	364,570	357,453
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 6/15/41	1,327,213	1,296,789
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 12/15/41	302,118	295,381
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 3/15/42	574,425	539,466
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 9/15/41	142,042	134,579
AIMCO CLO, Series 2015-AA, Class AR, FRN (a) (b) 2.572% 1/15/28	1,450,000	1,450,336
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.338% 12/15/42	568,918	572,972
Avant Loans Funding Trust, Series 2017-B, Class A (a) 2.290% 6/15/20	524,691	523,932
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.845% 4/25/26	1,450,000	1,450,486
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	44,430	44,358
BCC Funding XIV LLC, Series 2018-1A, Class A1 (a) 2.200% 2/20/19	2,603,166	2,601,628
BCC Funding XIV LLC, Series 2018-1A, Class A2 (a) 2.960% 6/20/23	610,000	608,856
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	495,734	496,664

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	$254,772	$254,453
CIFC Funding II Ltd., Series 2015-2A, Class AR, FRN (a) (b) 2.502% 4/15/27	1,450,000	1,449,975
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 2.547% 5/25/35	142,488	142,883
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	81,240	81,244
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	27,631	27,614
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	403,884	403,871
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	57,535	56,794
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	109,406	108,204
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	83,333	82,780
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.572% 7/15/23	230,187	231,955
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, VRN (a) (b) 3.020% 2/25/27	163,339	158,582
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	297,350	298,280
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	130,772	130,248
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	202,383	197,830
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.872% 7/15/25	808,224	808,351
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.945% 10/20/29	210,000	210,062

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.697% 6/25/35	$35,232	$35,249
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a) 2.920% 12/20/29	1,000,000	988,020
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	510,000	516,726
Marlette Funding Trust, Series 2017-3A, Class A (a) 2.360% 12/15/24	203,492	202,784
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	301,850	301,143
Marlette Funding Trust, Series 2018-1A, Class A (a) 2.610% 3/15/28	1,292,058	1,290,173
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	661,781	661,838
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	96,100	96,200
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	432,228	430,630
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.817% 4/25/35	2,079	2,081
MP CLO VII Ltd., Series 2015-1A, Class A1R, FRN (a) (b) 2.574% 4/18/27	1,220,000	1,220,331
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	131,542	131,428
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, FRN (a) (b) 2.522% 1/15/28	1,500,000	1,499,990
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	200,000	198,800
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	2,600,000	2,573,277
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	503,117	498,623
OCP CLO Ltd., Series 2015-10A, Class A1R, FRN (a) (b) 2.573% 10/26/27	1,450,000	1,449,987

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	$294,529	$286,110
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	400,000	399,066
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	63,895	63,246
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (a) 2.122% 2/25/37	59,978	59,866
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) (b) 2.050% 6/20/31	125,804	125,071
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	196,382	195,175
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	46,675	46,405
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A (a) 2.430% 6/20/32	361,431	358,313
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B (a) 2.800% 10/20/31	401,691	399,813
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	1,030,079	1,025,349
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class B (a) 3.050% 3/22/32	447,126	445,566
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	311,228	310,843
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	1,481,987	1,479,668
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	512,650	513,014
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	613,260	613,657
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	620,414	622,568
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	725,700	724,666

	Principal Amount	Value
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	$1,100,000	$1,095,123
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	402,639	395,613
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	1,333,125	1,340,676
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	21,572	21,574
TLF National Tax Lien Trust, Series 2017-1A, Class A (a) 3.090% 12/15/29	861,971	860,959
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, 1 mo. USD LIBOR + .850%, FRN (a) 2.627% 12/15/20	600,000	603,259
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.477% 12/15/20	300,000	301,258
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	151,998	150,180
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	150,600	149,386
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	156,605	156,123
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	279,469	277,224
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	328,062	327,251

		40,460,328

Student Loans ABS — 15.9%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.672% 12/26/44	1,672,805	1,668,170
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 2.084% 11/22/24	93,163	93,162
AccessLex Institute, Series 2005-1, Class B, 3 mo. USD LIBOR + .570%, FRN 2.858% 9/22/37	486,341	467,206

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	$94,163	$88,833
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120%, FRN 2.406% 6/25/26	350,000	343,970
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.897% 3/15/26	202,617	202,569
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 2.210% 1/15/37	449,199	409,611
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 2.722% 5/25/41	414,430	417,732
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	56,808	56,278
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	112,545	110,768
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	404,062	397,995
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.572% 1/25/40	579,230	590,943
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.772% 10/25/44	995,982	996,480
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.872% 4/25/40	174,053	179,073
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.722% 10/27/36	602,683	611,746
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.922% 2/26/35	435,937	453,217
ECMC Group Student Loan Trust, Series 2018-1A, Class A, FRN (a) (b) 2.533% 2/27/68	2,750,000	2,749,504

	Principal Amount	Value
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 12/27/66	$1,203,291	$1,217,848
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 3.222% 7/26/66	897,624	909,450
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $794,437), FRN (a) (b) (c) (d) 3.350% 12/01/47	770,004	763,891
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.672% 10/25/56	411,579	413,140
Educational Services of America, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 12/25/58	750,000	727,426
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 2.644% 8/25/48	335,525	335,163
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%, FRN (a) 1.664% 6/28/39	402,985	384,471
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 2.414% 12/01/31	323,440	323,269
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 2.264% 5/25/29	142,974	141,196
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 2.602% 9/27/35	426,770	425,256
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2A (a) 1.870% 11/25/42	480,289	477,158
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, FRN (a) (b) 2.422% 11/25/42	561,154	562,140
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.977% 12/15/28	560,452	573,639
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 (a) 2.530% 2/18/42	1,950,000	1,942,692

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Student Loan Trust, Series 2018-1A, Class A1, FRN (a) (b) 2.062% 3/25/67	$862,898	$862,889
Navient Student Loan Trust, Series 2018-2A, Class A2, FRN (a) (b) 2.358% 3/25/67	500,000	499,994
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (a) (b) 2.592% 3/25/67	680,000	681,037
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 3.122% 6/25/65	2,017,489	2,067,215
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 3.172% 3/25/66	1,520,000	1,579,990
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 12/26/40	397,331	398,085
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.865% 4/25/31	500,000	503,357
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.925% 6/25/41	369,516	338,649
Nelnet Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .200%, FRN 1.945% 1/25/38	572,377	536,031
Nelnet Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .350%, FRN 2.095% 10/25/40	940,552	901,095
Nelnet Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .170%, FRN 2.418% 3/23/37	671,190	625,174
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.421% 4/25/46	54,281	54,666
Nelnet Student Loan Trust, Series 2018-1A, Class A2, FRN (a) (b) 2.637% 5/25/66	1,040,000	1,040,000
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.121% 6/25/41	295,000	274,254

	Principal Amount	Value
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.890% 7/15/36	$65,147	$65,135
SLC Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .230%, FRN 2.355% 12/15/39	426,698	401,176
SLC Student Loan Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .280%, FRN 2.405% 3/15/40	1,398,539	1,306,758
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 4.277% 1/15/43	320,000	330,123
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.855% 1/26/43	460,000	442,782
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.885% 10/25/28	500,000	498,038
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	750,000	724,955
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	700,000	674,699
SLM Student Loan Trust, Series 2006-4, Class B, 3 mo. USD LIBOR + .200%, FRN 1.945% 1/25/70	270,358	258,075
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.955% 10/25/40	339,295	321,288
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.965% 1/25/41	369,163	344,992
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.965% 3/25/44	687,070	647,315
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 2.045% 7/25/25	300,000	298,882

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 2.055% 1/25/55	$363,160	$342,469
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 2.215% 10/25/64	279,832	262,717
SLM Student Loan Trust, Series 2005-9, Class A7A, 3 mo. EURIBOR + .600%, FRN 2.341% 1/25/41	750,000	754,588
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (a) 2.345% 10/25/65	400,000	398,505
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 2.775% 12/15/38	325,640	311,560
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.945% 7/27/26	66,752	67,083
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 4.080% 3/15/28	250,000	250,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 4.480% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	500,000	500,000
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 5.083% 9/15/28	900,000	900,000
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.877% 9/15/34	260,000	264,402
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	350,436	348,624
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	259,697	259,246
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX (a) 2.050% 1/25/41	680,072	672,895
SoFi Professional Loan Program LLC, Series 2017-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 3/26/40	644,751	648,197

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 3/25/33	$146,610	$147,976
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 3.622% 8/25/36	836,482	862,435

		43,301,347

WL Collateral CMO — 2.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 3/25/45	47,457	47,345
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1, VRN (a) (b) 2.976% 12/25/57	712,237	712,222
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, VRN (a) (b) 3.027% 12/25/57	721,862	718,252
JP Morgan Mortgage Trust, Series 2018-3, Class A5, VRN (a) (b) 3.500% 4/25/48	700,000	698,036
JP Morgan Mortgage Trust, Series 2018-1, Class A5, VRN (a) (b) 3.500% 6/25/48	480,273	483,336
JP Morgan Mortgage Trust, Series 2017-6, Class A5, VRN (a) (b) 3.500% 12/25/48	682,866	685,219
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 02/21/18, Cost $270,000), FRN (a) (b) (c) (d) 4.722% 2/25/23	270,000	271,020
PSMC Trust, Series 2018-1, Class A3, VRN (a) (b) (c) (e) 3.500% 2/25/48	640,000	639,200
Sequoia Mortgage Trust, Series 2018-3, Class A4, VRN (a) (b) 3.500% 3/25/48	595,583	597,090
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, VRN (a) (b) 4.000% 2/25/48	537,830	542,645

		5,394,365

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $123,680,250)		124,264,264

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.4%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Series 4740, Class CA 3.000% 5/15/39	$343,225	$339,467
Series 4491, Class B 3.000% 8/15/40	522,512	518,288
Series 4720, Class A 3.000% 3/15/41	462,401	458,825
Federal National Mortgage Association Series 2015-80, Class CA 3.000% 4/25/40	739,762	736,025
Series 2015-63, Class KA 3.000% 1/25/41	370,900	369,773

		2,422,378

Pass-Through Securities — 0.0%
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	115,655	120,173

Whole Loans — 0.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 2.772% 10/25/27	24,617	24,630
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 1 mo. USD LIBOR + 1.300%, FRN 3.172% 4/25/29	540,866	545,105
Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 3.222% 1/25/29	290,867	292,111
Series 2016-C04, Class 1M1 1 mo. USD LIBOR + 1.450%, FRN 3.322% 1/25/29	431,454	434,826

		1,296,672

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $3,880,023)		3,839,223

U.S. TREASURY OBLIGATIONS — 91.0%
U.S. Treasury Bonds & Notes — 91.0%
U.S. Treasury Inflation Index 0.125% 4/15/20	4,972,083	4,952,723
U.S. Treasury Inflation Index (f) 0.125% 4/15/21	15,051,888	14,923,712

	Principal Amount	Value
U.S. Treasury Inflation Index (f) 0.125% 1/15/22	$7,661,920	$7,580,433
U.S. Treasury Inflation Index (f) 0.125% 4/15/22	11,989,746	11,820,738
U.S. Treasury Inflation Index (f) 0.125% 7/15/22	12,550,429	12,424,914
U.S. Treasury Inflation Index (f) 0.125% 1/15/23	12,471,514	12,263,856
U.S. Treasury Inflation Index (f) 0.125% 7/15/24	15,963,102	15,595,862
U.S. Treasury Inflation Index (f) 0.125% 7/15/26	8,268,160	7,946,157
U.S. Treasury Inflation Index (f) 0.250% 1/15/25	15,636,953	15,292,611
U.S. Treasury Inflation Index (f) 0.375% 7/15/23	9,580,860	9,549,882
U.S. Treasury Inflation Index (f) 0.375% 7/15/25	15,461,116	15,265,742
U.S. Treasury Inflation Index (f) 0.375% 1/15/27	7,178,990	6,996,434
U.S. Treasury Inflation Index (f) 0.375% 7/15/27	9,621,125	9,385,929
U.S. Treasury Inflation Index 0.500% 1/15/28	7,061,001	6,934,761
U.S. Treasury Inflation Index (f) 0.625% 7/15/21	6,595,080	6,675,148
U.S. Treasury Inflation Index 0.625% 1/15/24	2,632,741	2,646,746
U.S. Treasury Inflation Index (f) 0.625% 2/15/43	6,680,686	6,298,034
U.S. Treasury Inflation Index (f) 0.750% 2/15/45	8,984,422	8,662,475
U.S. Treasury Inflation Index (f) 0.875% 2/15/47	4,053,806	4,024,110
U.S. Treasury Inflation Index (f) 1.000% 2/15/48	4,370,141	4,483,252
U.S. Treasury Inflation Index (f) (g) 1.125% 1/15/21	9,122,288	9,330,905
U.S. Treasury Inflation Index 1.250% 7/15/20	4,543,840	4,664,849
U.S. Treasury Inflation Index (f) 1.375% 2/15/44	5,049,155	5,614,477
U.S. Treasury Inflation Index (f) 1.750% 1/15/28	4,138,890	4,550,368
U.S. Treasury Inflation Index (f) 2.000% 1/15/26	4,992,760	5,513,176
U.S. Treasury Inflation Index (f) 2.125% 2/15/41	4,298,826	5,457,618
U.S. Treasury Inflation Index (f) 2.375% 1/15/25	6,571,400	7,358,734
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	4,913,840	5,629,670

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (f) 2.500% 1/15/29	$2,469,303	$2,924,952
U.S. Treasury Inflation Index 3.375% 4/15/32	1,744,625	2,348,184
U.S. Treasury Inflation Index (f) 3.625% 4/15/28	3,829,250	4,909,086
U.S. Treasury Inflation Index (f) 3.875% 4/15/29	4,566,149	6,077,260

		248,102,798

TOTAL U.S. TREASURY OBLIGATIONS (Cost $247,830,953)		248,102,798

TOTAL BONDS & NOTES (Cost $380,163,583)		381,017,601

TOTAL PURCHASED OPTIONS (#) — 0.6% (Cost $1,610,040)		1,568,579

TOTAL LONG-TERM INVESTMENTS (Cost $381,773,623)		382,586,180

SHORT-TERM INVESTMENTS — 32.0%
Commercial Paper — 31.8%
American Electric Power Co., Inc. (a) 1.945% 4/05/18	4,000,000	3,998,421
Avangrid, Inc. (a) 1.915% 5/01/18	1,000,000	997,902
Bell Canada (a) 1.966% 4/17/18	4,000,000	3,995,598
CRH America Finance In (a) 2.225% 4/09/18	4,000,000	3,997,476
Experian Finance PLC (a) 2.220% 5/16/18	4,000,000	3,988,085
FMC Tech, Inc. (a) 2.341% 5/04/18	4,000,000	3,990,808
Ford Motor Credit Co. (a) 1.936% 5/02/18	850,000	848,366
Fortive Corp. (a) 2.718% 5/16/18	3,000,000	2,990,664
Hyundai Capital America (a) 2.048% 4/09/18	4,000,000	3,997,476
ING US Funding LLC 1.663% 7/20/18	2,760,000	2,740,369
Interpublic Group Cos. (a) 2.856% 6/01/18	4,000,000	3,983,346
Lam Research Corp. (a) 2.734% 6/15/18	4,000,000	3,979,339
Marriott Internation (a) 2.653% 6/25/18	4,000,000	3,975,546

	Principal Amount	Value
Mccormick & Co. (a) 1.894% 4/16/18	$4,000,000	$3,995,848
Molex Electronic Technologies (a) 2.756% 6/12/18	4,000,000	3,977,792
Schlumberger Holdings (a) 1.885% 4/23/18	6,500,000	6,490,354
Sempra Energy Holdin 2.704% 6/28/18	4,000,000	3,974,380
Suncor Energy, Inc. (a) 1.926% 4/18/18	3,750,000	3,745,535
Time Warner, Inc. (a) 2.703% 6/18/18	4,000,000	3,977,788
Transcanada Pipelines Ltd. (a) 2.018% 4/12/18	4,000,000	3,996,747
Walgreens Boots 2.209% 6/18/18	4,000,000	3,977,788
Westpac Securities New Zealand Ltd. (a) 1.664% 8/10/18	1,115,000	1,105,940
Wpp Cp Llc (a) 2.748% 5/14/18	4,000,000	3,988,100
Xcel Energy, Inc. (a) 1.717% 4/23/18	4,000,000	3,993,864

		86,707,532

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (h)	620,349	620,349

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	16,966	16,966

TOTAL SHORT-TERM INVESTMENTS (Cost $87,363,771)		87,344,847

TOTAL INVESTMENTS — 172.3% (Cost $469,137,394) (i)		469,931,027

Other Assets/(Liabilities) — (72.3)%		(197,173,843)

NET ASSETS — 100.0%		$272,757,184

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $178,862,686 or 65.58% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $1,034,911 or 0.38% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $639,200 or 0.23% of net assets.
(f)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts and swap agreements. (Note 2).
(h)	Maturity value of $620,400. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $636,242.
(i)	See Note 6 for aggregate cost for federal tax purposes.

(#)	The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty*	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	6,970,000	USD 6,970,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$348,446	$291,048	$(57,398)
Credit Suisse International	3,850,000	USD 3,850,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/2/43, Strike 2.61	184,800	179,450	(5,350)

						533,246	470,498	(62,748)

Put
Barclays Bank PLC	14,190,000	USD 14,190,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$709,401	$737,530	$28,129
Credit Suisse International	7,670,000	USD 7,670,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/2/43, Strike 3.11	367,393	360,551	(6,842)

						1,076,794	1,098,081	21,287

						$1,610,040	$1,568,579	$(41,461)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Future Contract — Long
U.S. Treasury Long Bond	6/20/18	1	$142,878	$3,747

Futures Contracts — Short
U.S. Treasury Ultra Long Bond	6/20/18	4	$(630,058)	$(11,817)
U.S. Treasury Note 2 Year	6/29/18	46	(9,777,749)	(2,282)
U.S. Treasury Note 5 Year	6/29/18	19	(2,164,462)	(10,296)
U.S. Treasury Note 10 Year	6/20/18	22	(2,647,732)	(17,362)

				$(41,757)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps*
Goldman Sachs International	USD	1,220,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(180,492)	$752	$(179,740)
Goldman Sachs International	USD	260,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(17,474)	(20,831)	(38,305)
Goldman Sachs International	USD	730,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(44,332)	(63,218)	(107,550)
JP Morgan Chase Bank N.A.	USD	520,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(77,251)	640	(76,611)

							$(319,549)	$(82,657)	$(402,206)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps*
Bank of America N.A.	USD	5,900,000	2/16/19	Pay at maturity	2.195%	U.S. Consumer Price Index	$(1,415)	$-	$(1,415)
Bank of America N.A.	USD	5,300,000	10/31/19	Pay at maturity	2.09%	U.S. Consumer Price Index	35,549	-	35,549
Bank of America N.A.	USD	5,300,000	11/20/19	Pay at maturity	2.013%	U.S. Consumer Price Index	31,009	-	31,009
Bank of America N.A.	USD	5,300,000	1/11/20	Pay at maturity	2.057%	U.S. Consumer Price Index	20,625	-	20,625
Bank of America N.A.	USD	8,600,000	1/19/20	Pay at maturity	2.095%	U.S. Consumer Price Index	24,972	-	24,972
JP Morgan Chase Bank N.A.	USD	10,600,000	12/20/19	Pay at maturity	1.910%	U.S. Consumer Price Index	73,924	-	73,924

							$184,664	$-	$184,664

Collateral for swap agreements held by Goldman Sachs International amounted to $258,382 in securities, at March 31, 2018.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

The Fund had the following open Reverse Repurchase agreements at March 31, 2018:

Description	Value Number of Shares	Value Including Accrued Interest Value
Agreement with BNP Paribas SA, dated 2/02/18, 1.720%, to be repurchased on demand until 5/03/18 at value plus accrued interest.	$27,018,750	$27,093,622
Agreement with Daiwa Securities, dated 2/06/18, 1.640%, to be repurchased on demand until 4/06/18 at value plus accrued interest.	22,314,375	22,369,268
Agreement with Daiwa Securities, dated 2/27/18, 1.670%, to be repurchased on demand until 4/06/18 at value plus accrued interest.	11,607,500	11,625,269
Agreement with Goldman Sachs & Co., dated 3/08/18, 1.870%, to be repurchased on demand until 6/07/18 at value plus accrued interest.	33,460,855	33,502,570
Agreement with HSBC Finance Corp. dated 3/06/18, 1.830%, to be repurchased on demand until 6/06/18 at value plus accrued interest.	37,879,688	37,929,752
Agreement with HSBC Finance Corp. dated 3/20/18, 1.880%, to be repurchased on demand until 4/03/18 at value plus accrued interest.	14,227,500	14,236,416
Agreement with HSBC Finance Corp. dated 3/21/18, 1.900%, to be repurchased on demand until 4/03/18 at value plus accrued interest.	15,380,000	15,388,929
Agreement with Morgan Stanley, dated 1/03/18, 1.640%, to be repurchased on demand until 4/04/18 at value plus accrued interest.	30,358,125	30,477,893

	$192,246,793	$192,623,719

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Insurance — 0.3%
The Allstate Corp., 3 mo. USD LIBOR + 3.165%, VRN 5.100%	130,000	$3,472,300

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,472,300

TOTAL EQUITIES (Cost $3,250,000)		3,472,300

	Principal Amount
BONDS & NOTES — 98.1%

CORPORATE DEBT — 36.5%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,338,000	1,451,237

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	465,000	573,749

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,145,000	1,076,492
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,145,000	1,148,925
Reynolds American, Inc. 5.850% 8/15/45	600,000	701,903

		2,927,320

Airlines — 0.9%
American Airlines Group, Inc. (a) 5.500% 10/01/19	7,774,000	7,953,968
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	232,415	233,229
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,547,055	1,543,961
WestJet Airlines Ltd. (a) 3.500% 6/16/21	807,000	803,698

		10,534,856

Auto Manufacturers — 0.9%
Ford Motor Co. 5.291% 12/08/46	500,000	488,948
Ford Motor Credit Co. LLC 2.681% 1/09/20	1,265,000	1,254,359

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.470% 4/05/21	$1,245,000	$1,243,361
Ford Motor Credit Co. LLC 4.375% 8/06/23	336,000	340,868
General Motors Co. 4.200% 10/01/27	1,290,000	1,262,410
General Motors Co. 5.150% 4/01/38	785,000	782,479
General Motors Financial Co., Inc. 3.500% 11/07/24	2,940,000	2,838,368
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,146,828
Hyundai Capital America (a) 2.875% 8/09/18	910,000	909,982

		10,267,603

Auto Parts & Equipment — 0.1%
Lear Corp. 5.375% 3/15/24	560,000	587,312

Banks — 4.1%
Associated Banc-Corp. 2.750% 11/15/19	1,080,000	1,074,582
Associated Banc-Corp. 4.250% 1/15/25	2,280,000	2,313,263
Banco Santander SA 4.250% 4/11/27	1,800,000	1,792,918
Bank of America Corp. 4.183% 11/25/27	2,380,000	2,359,400
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	1,125,000	1,148,599
Bank of America Corp. 6.110% 1/29/37	1,275,000	1,534,038
Bank of America Corp. 7.750% 5/14/38	555,000	768,418
Bank of Montreal VRN (b) 3.803% 12/15/32	1,460,000	1,383,160
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,260,784
The Bank of Nova Scotia VRN (b) 4.650% 12/31/99	2,350,000	2,217,813
Barclays PLC 4.337% 1/10/28	1,600,000	1,586,552
Citigroup, Inc. 3.875% 3/26/25	3,796,000	3,756,386
Citigroup, Inc. 8.125% 7/15/39	225,000	340,719
Credit Suisse Group AG VRN (a) (b) 3.869% 1/12/29	850,000	823,916
Credit Suisse Group AG (a) 4.282% 1/09/28	1,250,000	1,252,937

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Bank AG 3.150% 1/22/21	$750,000	$738,818
First Republic Bank 4.375% 8/01/46	3,990,000	3,958,041
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,470,514
The Goldman Sachs Group, Inc. VRN (b) 3.814% 4/23/29	1,450,000	1,421,398
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,333,000	1,489,914
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	557,929
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	707,783
HSBC Holdings PLC 4.250% 3/14/24	1,150,000	1,156,062
JP Morgan Chase & Co. 3.625% 12/01/27	1,135,000	1,088,329
Morgan Stanley 4.350% 9/08/26	1,150,000	1,158,199
SVB Financial Group 3.500% 1/29/25	2,860,000	2,794,538
SVB Financial Group 5.375% 9/15/20	515,000	542,868
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	2,955,000	2,974,018
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,803,153
Wells Fargo & Co. 5.375% 11/02/43	851,000	939,585
Wells Fargo & Co. 5.606% 1/15/44	620,000	710,873

		47,125,507

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,325,000	4,664,560
Molson Coors Brewing Co. 4.200% 7/15/46	610,000	576,572

		5,241,132

Biotechnology — 0.4%
Amgen, Inc. 5.150% 11/15/41	500,000	555,757
Baxalta, Inc. 5.250% 6/23/45	1,070,000	1,168,448
Celgene Corp. 3.450% 11/15/27	1,780,000	1,687,329
Celgene Corp. 4.350% 11/15/47	1,150,000	1,094,710

		4,506,244

	Principal Amount	Value
Building Materials — 0.7%
CRH America Finance, Inc. (a) (c) 3.950% 4/04/28	$1,855,000	$1,849,169
Standard Industries, Inc. (a) 5.000% 2/15/27	2,966,000	2,879,067
Standard Industries, Inc. (a) 5.375% 11/15/24	1,612,000	1,632,150
Standard Industries, Inc. (a) 5.500% 2/15/23	1,207,000	1,249,245

		7,609,631

Chemicals — 0.4%
Ashland, Inc. 6.875% 5/15/43	406,000	438,480
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	1,130,000	1,179,853
Monsanto Co. 4.400% 7/15/44	625,000	607,871
The Mosaic Co. 3.250% 11/15/22	151,000	147,839
The Mosaic Co. 4.050% 11/15/27	1,140,000	1,111,857
RPM International, Inc. 3.750% 3/15/27	705,000	686,825
The Sherwin-Williams Co. 4.500% 6/01/47	685,000	681,862

		4,854,587

Commercial Services — 0.4%
The ADT Corp. 6.250% 10/15/21	4,303,000	4,485,878
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	438,191

		4,924,069

Computers — 0.8%
Dell International LLC/EMC Corp. (a) 6.020% 6/15/26	535,000	576,153
DXC Technology Co. 4.750% 4/15/27	1,750,000	1,815,475
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,374,200

		8,765,828

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.300% 1/23/23	2,250,000	2,188,082
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.875% 1/23/28	4,325,000	4,123,600
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,725,000	1,766,974

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Affiliated Managers Group, Inc. 3.500% 8/01/25	$2,320,000	$2,274,773
Aircastle Ltd. 5.000% 4/01/23	1,700,000	1,753,125
Ally Financial, Inc. 3.250% 11/05/18	2,985,000	2,988,731
Ally Financial, Inc. 4.750% 9/10/18	2,110,000	2,126,247
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,312,353
Discover Financial Services 4.100% 2/09/27	1,710,000	1,696,256
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,295,000	2,252,186
High Street Funding Trust I (a) 4.111% 2/15/28	5,780,000	5,811,148
International Lease Finance Corp. 6.250% 5/15/19	415,000	429,244
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,175,820
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,260,592
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (a) 4.500% 3/15/27	1,080,000	1,095,893

		33,255,024

Electric — 2.0%
The Cleveland Electric Illuminating Co. (a) 3.500% 4/01/28	925,000	884,255
CMS Energy Corp. 4.700% 3/31/43	655,000	687,880
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,208,637
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	47,312
EDP Finance BV (a) 3.625% 7/15/24	2,610,000	2,567,350
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,081,485
Infraestructura Energetica Nova SAB de CV (a) 3.750% 1/14/28	795,000	756,443
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,085,408
IPALCO Enterprises, Inc. 3.700% 9/01/24	1,040,000	1,018,245
Israel Electric Corp. Ltd. (a) 4.250% 8/14/28	1,000,000	979,822
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,370,000	1,396,194

	Principal Amount	Value
Majapahit Holding BV (a) 7.750% 1/20/20	$1,335,000	$1,432,055
Nevada Power Co., Series N 6.650% 4/01/36	1,000,000	1,337,105
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	192,009
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	919,997
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,129,439
Progress Energy, Inc. 7.000% 10/30/31	505,000	656,661
Xcel Energy, Inc. 6.500% 7/01/36	1,300,000	1,685,241

		23,065,538

Electronics — 0.5%
Arrow Electronics, Inc. 3.250% 9/08/24	945,000	900,817
Arrow Electronics, Inc. 3.875% 1/12/28	970,000	939,708
Arrow Electronics, Inc. 4.500% 3/01/23	135,000	138,956
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	785,746
Avnet, Inc. 3.750% 12/01/21	135,000	134,853
FLIR Systems, Inc. 3.125% 6/15/21	1,360,000	1,347,082
Ingram Micro, Inc. STEP 5.450% 12/15/24	1,381,000	1,336,959
Tech Data Corp. 3.700% 2/15/22	810,000	804,247

		6,388,368

Engineering & Construction — 0.4%
SBA Tower Trust (a) 3.156% 10/10/45	1,500,000	1,474,755
SBA Tower Trust (a) 2.877% 7/10/46	1,350,000	1,329,615
SBA Tower Trust (a) 3.168% 4/09/47	1,840,000	1,813,912

		4,618,282

Foods — 0.2%
Kraft Heinz Foods Co. 3.000% 6/01/26	1,895,000	1,749,158

Gas — 0.2%
Spire, Inc. 4.700% 8/15/44	2,000,000	2,155,251

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,190,408

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.4%
Abbott Laboratories 4.900% 11/30/46	$725,000	$794,931
Becton Dickinson & Co. 3.363% 6/06/24	1,595,000	1,535,186
Becton Dickinson & Co. 4.685% 12/15/44	800,000	805,313
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,394,075

		4,529,505

Health Care – Services — 0.3%
Humana, Inc. 3.950% 3/15/27	1,565,000	1,555,479
Humana, Inc. 4.800% 3/15/47	780,000	804,554
UnitedHealth Group, Inc. 6.875% 2/15/38	875,000	1,202,067

		3,562,100

Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	3,767,000	3,795,252

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	515,000	486,838

Insurance — 2.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,270,000	2,377,825
American International Group, Inc. 4.200% 4/01/28	1,425,000	1,444,159
American International Group, Inc. 4.500% 7/16/44	1,200,000	1,184,440
American International Group, Inc. 4.750% 4/01/48	450,000	463,501
American International Group, Inc. VRN (b) 5.750% 4/01/48	1,145,000	1,159,885
AmTrust Financial Services, Inc. 6.125% 8/15/23	2,965,000	2,863,280
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,270,724
Athene Holding Ltd. 4.125% 1/12/28	2,940,000	2,821,251
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	658,556
AXIS Specialty Finance PLC 4.000% 12/06/27	1,585,000	1,528,654
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.972% 3/29/67	411,000	410,877

	Principal Amount	Value
CNA Financial Corp. 3.450% 8/15/27	$1,095,000	$1,040,546
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,774,019
CNO Financial Group, Inc. 5.250% 5/30/25	2,164,000	2,153,180
Enstar Group Ltd. 4.500% 3/10/22	890,000	894,010
Reinsurance Group of America, Inc. 3.950% 9/15/26	1,990,000	1,969,660
Trinity Acquisition PLC 3.500% 9/15/21	1,600,000	1,597,845
Trinity Acquisition PLC 4.400% 3/15/26	500,000	506,657
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,402,103
Voya Financial, Inc. VRN (a) (b) 4.700% 1/23/48	1,010,000	919,291
Willis North America, Inc. 7.000% 9/29/19	706,000	746,027
XLIT Ltd. 4.450% 3/31/25	1,725,000	1,736,177
XLIT Ltd. 5.750% 10/01/21	1,140,000	1,230,587
XLIT Ltd. 6.375% 11/15/24	1,490,000	1,721,890

		33,875,144

Internet — 0.6%
Amazon.com, Inc. (a) 4.050% 8/22/47	1,805,000	1,806,455
Expedia Group, Inc. 7.456% 8/15/18	3,420,000	3,476,902
Tencent Holdings Ltd. (a) 3.595% 1/19/28	1,290,000	1,242,501

		6,525,858

Investment Companies — 1.0%
Ares Capital Corp. 3.500% 2/10/23	3,040,000	2,953,681
Ares Capital Corp. 3.875% 1/15/20	2,750,000	2,778,619
FS Investment Corp. 4.000% 7/15/19	2,870,000	2,884,340
TCP Capital Corp. 4.125% 8/11/22	2,810,000	2,735,208

		11,351,848

Iron & Steel — 0.8%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,446,250
ArcelorMittal STEP 5.500% 8/05/20	2,241,000	2,325,037
ArcelorMittal STEP 6.500% 2/25/22	755,000	817,288

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 5.875% 6/10/21	$2,775,000	$2,976,187
Vale Overseas Ltd. 6.875% 11/21/36	600,000	705,720

		9,270,482

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,591,012
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	902,226
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,868,163

		5,361,401

Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	1,164,000	1,105,102
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	2,005,000	2,010,644
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	1,525,000	1,557,771
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,655,000	1,816,671
Comcast Corp. 3.400% 7/15/46	1,450,000	1,245,829
Discovery Communications LLC 3.950% 3/20/28	1,325,000	1,270,998
Discovery Communications LLC 5.000% 9/20/37	975,000	971,709
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	745,687
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	246,620
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	382,208
Time Warner, Inc. 6.250% 3/29/41	15,000	17,514

		11,370,753

Mining — 0.6%
Glencore Funding LLC (a) 3.875% 10/27/27	950,000	901,132
Glencore Funding LLC (a) 4.625% 4/29/24	2,310,000	2,363,823
Kinross Gold Corp. (a) 4.500% 7/15/27	996,000	975,383

	Principal Amount	Value
Kinross Gold Corp. 5.125% 9/01/21	$2,200,000	$2,282,720

		6,523,058

Miscellaneous – Manufacturing — 0.0%
General Electric Corp. 6.875% 1/10/39	429,000	555,664

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.625% 9/15/20	830,000	821,700
Pitney Bowes, Inc. STEP 3.625% 10/01/21	3,050,000	2,905,125

		3,726,825

Oil & Gas — 2.8%
Andeavor 3.800% 4/01/28	780,000	744,068
Andeavor 4.500% 4/01/48	495,000	463,073
Antero Resources Corp. 5.375% 11/01/21	3,265,000	3,322,138
Cenovus Energy, Inc. 3.000% 8/15/22	1,225,000	1,180,694
Cenovus Energy, Inc. 4.250% 4/15/27	1,825,000	1,778,907
Cenovus Energy, Inc. 6.750% 11/15/39	500,000	576,028
Continental Resources, Inc. (a) 4.375% 1/15/28	1,556,000	1,517,100
Continental Resources, Inc. 4.500% 4/15/23	1,425,000	1,441,031
Encana Corp. 6.500% 5/15/19	1,220,000	1,264,838
Encana Corp. 6.500% 2/01/38	530,000	640,319
EQT Corp. 3.900% 10/01/27	3,820,000	3,654,410
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	1,415,000	1,469,139
Hess Corp. 4.300% 4/01/27	1,163,000	1,138,259
Marathon Petroleum Corp. 4.750% 9/15/44	625,000	628,282
Marathon Petroleum Corp. 6.500% 3/01/41	1,060,000	1,293,788
Nabors Industries, Inc. 5.500% 1/15/23	1,335,000	1,305,109
Newfield Exploration Co. 5.750% 1/30/22	1,175,000	1,227,875
Patterson-UTI Energy, Inc. (a) 3.950% 2/01/28	400,000	385,306

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	$1,150,000	$1,190,250
Petroleos Mexicanos 3.500% 1/30/23	650,000	624,650
Petroleos Mexicanos 4.625% 9/21/23	550,000	551,150
Petroleos Mexicanos (a) 5.350% 2/12/28	1,075,000	1,060,380
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,759,290
Petroleos Mexicanos 6.375% 1/23/45	640,000	622,080
Petroleos Mexicanos 6.500% 3/13/27	295,000	315,060
Petroleos Mexicanos 6.625% 6/15/38	202,000	203,515
QEP Resources, Inc. 6.875% 3/01/21	1,675,000	1,775,500

		32,132,239

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,423,000	1,248,317

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,485,000	3,359,966
Brambles USA, Inc. (a) 4.125% 10/23/25	926,000	936,421
Brambles USA, Inc. (a) 5.350% 4/01/20	685,000	711,557

		5,007,944

Pharmaceuticals — 1.5%
AbbVie, Inc. 4.700% 5/14/45	1,115,000	1,149,809
Allergan Funding SCS 4.750% 3/15/45	1,395,000	1,368,554
CVS Health Corp. 3.125% 3/09/20	1,125,000	1,126,135
CVS Health Corp. 4.300% 3/25/28	959,000	963,086
CVS Health Corp. 5.050% 3/25/48	1,370,000	1,440,948
CVS Health Corp. 6.125% 9/15/39	895,000	1,061,586
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,004,444	2,202,669
Express Scripts Holding Co. 4.500% 2/25/26	1,150,000	1,170,878
Express Scripts Holding Co. 4.800% 7/15/46	1,105,000	1,121,711

	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	$405,000	$386,646
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	1,225,000	1,160,863
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	625,000	604,361
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	3,769,000	3,393,992
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	510,000	375,061

		17,526,299

Pipelines — 2.4%
Alliance Pipeline LP (a) 6.996% 12/31/19	256,245	261,609
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	440,000	432,395
Energy Transfer Partners LP 4.200% 4/15/27	1,025,000	989,524
Energy Transfer Partners LP 6.125% 12/15/45	885,000	918,512
Energy Transfer Partners LP VRN (b) 6.250% 12/31/99	2,310,000	2,210,381
EnLink Midstream Partners LP 4.150% 6/01/25	675,000	656,053
EnLink Midstream Partners LP 4.850% 7/15/26	996,000	1,006,286
Enterprise Products Operating LLC VRN (b) 5.375% 2/15/78	1,120,000	1,072,712
Kinder Morgan Energy Partners LP 6.375% 3/01/41	400,000	447,629
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	644,687
Kinder Morgan Energy Partners LP 6.550% 9/15/40	535,000	613,929
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	78,359
MPLX LP 4.500% 4/15/38	1,115,000	1,100,871
MPLX LP 4.875% 6/01/25	2,318,000	2,420,344
MPLX LP 5.200% 3/01/47	240,000	250,797
MPLX LP 5.500% 2/15/23	890,000	912,250
Phillips 66 Partners LP 3.750% 3/01/28	815,000	787,275

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Phillips 66 Partners LP 4.680% 2/15/45	$172,000	$167,763
Plains All American Pipeline LP VRN (b) 6.125% 12/31/99	2,290,000	2,209,850
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	1,163,000	1,147,128
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,300,000	1,289,460
Plains All American Pipeline LP/PAA Finance Corp. 4.700% 6/15/44	650,000	580,327
Sabine Pass Liquefaction LLC 4.200% 3/15/28	1,545,000	1,522,530
Sabine Pass Liquefaction LLC, Series WI 5.750% 5/15/24	1,300,000	1,399,294
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	1,370,000	1,297,839
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	500,000	465,093
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	624,000	654,451
Western Gas Partners LP 4.000% 7/01/22	2,010,000	2,005,372
Western Gas Partners LP 4.500% 3/01/28	615,000	616,253

		28,158,973

Private Equity — 0.2%
Hercules Capital, Inc. 4.625% 10/23/22	2,820,000	2,850,273

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp. 4.400% 2/15/26	1,000,000	1,010,535
American Tower Trust #1 (a) 3.652% 3/23/48	1,810,000	1,815,847
Crown Castle International Corp. 3.200% 9/01/24	1,585,000	1,519,686
Crown Castle International Corp. 4.000% 3/01/27	775,000	762,087
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,319,854
Host Hotels & Resorts LP 3.875% 4/01/24	1,560,000	1,540,736
Kimco Realty Corp. 3.300% 2/01/25	945,000	909,416

	Principal Amount	Value
Mid-America Apartments LP 3.600% 6/01/27	$1,090,000	$1,054,986
UDR, Inc. 3.500% 7/01/27	1,405,000	1,351,739
Weingarten Realty Investors 3.250% 8/15/26	580,000	550,742

		11,835,628

Retail — 1.0%
Dollar Tree, Inc. 5.750% 3/01/23	3,240,000	3,381,993
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	2,859,719
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,551,985
QVC, Inc. 3.125% 4/01/19	1,075,000	1,074,411
QVC, Inc. 4.375% 3/15/23	1,140,000	1,140,968
QVC, Inc. 5.125% 7/02/22	750,000	773,573
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,116,058

		11,898,707

Semiconductors — 0.1%
QUALCOMM, Inc. 4.300% 5/20/47	1,380,000	1,337,141

Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	2,260,000	2,501,963

Telecommunications — 1.5%
AT&T, Inc. 3.800% 3/01/24	1,150,000	1,151,820
AT&T, Inc. 4.750% 5/15/46	1,200,000	1,165,493
AT&T, Inc. 4.900% 8/14/37	600,000	603,388
AT&T, Inc. 5.250% 3/01/37	638,000	674,924
CenturyLink, Inc. 6.150% 9/15/19	760,000	780,900
Embarq Corp. 7.995% 6/01/36	200,000	188,500
Ericsson LM 4.125% 5/15/22	3,025,000	3,003,278
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,100,000	1,133,000
Sprint Communications, Inc. 9.250% 4/15/22	2,500,000	2,850,000
Telefonica Emisiones SAU 4.665% 3/06/38	1,040,000	1,051,971

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	$1,510,000	$1,500,789
Verizon Communications, Inc. 4.862% 8/21/46	1,906,000	1,923,492
Verizon Communications, Inc. 6.550% 9/15/43	996,000	1,221,650

		17,249,205

Transportation — 0.3%
Asciano Finance Ltd. (a) 4.625% 9/23/20	845,000	864,490
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,650,000	1,650,356
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,340,000	1,438,825

		3,953,671

Trucking & Leasing — 0.4%
DAE Funding LLC (a) 4.000% 8/01/20	1,037,000	1,011,075
Park Aerospace Holdings Ltd. (a) 4.500% 3/15/23	1,550,000	1,468,625
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	2,050,000	2,008,385

		4,488,085

TOTAL CORPORATE DEBT (Cost $424,647,958)		422,914,277

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,327,398
New York City Water & Sewer System 5.882% 6/15/44	390,000	518,891
State of California BAB 7.550% 4/01/39	505,000	768,953
State of California BAB 7.600% 11/01/40	1,510,000	2,335,880

		6,951,122

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,516,974)		6,951,122

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.0%
Automobile ABS — 1.3%
CarFinance Capital Auto Trust, Series 2014-2A, Class A (a) 1.440% 11/16/20	20,157	20,149
Hertz Vehicle Financing II LP, Series 2018-1A, Class A (a) 3.290% 2/25/24	3,600,000	3,554,722

	Principal Amount	Value
Hertz Vehicle Financing II LP, Series 2018-1A, Class B (a) 3.600% 2/25/24	$3,610,000	$3,577,183
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,500,000	2,485,833
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 3.288% 7/15/20	378,319	379,833
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	4,000,000	3,947,344
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	830,000	821,657

		14,786,721

Commercial MBS — 1.1%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,235,267
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class B, VRN (b) 4.183% 5/10/48	1,200,000	1,210,660
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (b) 4.254% 5/10/48	1,050,000	1,020,643
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,126,026
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (a) (b) 5.471% 11/10/46	860,000	910,166
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (b) 5.736% 7/10/38	1,243,743	1,258,927
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	838,588
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (a) (b) 5.200% 6/15/44	825,000	857,699
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (b) 5.477% 8/15/39	188,025	187,291
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,635,278

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN (b) 5.997% 6/15/45	$173,886	$174,514
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (b) 6.011% 2/15/51	907,426	916,415
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	119,729	120,488

		12,491,962

Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.772% 2/25/35	773,329	754,763
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.592% 3/25/35	464,711	466,057

		1,220,820

Other ABS — 15.0%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.977% 3/15/42	629,132	590,844
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	544,295	522,146
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 3.597% 1/25/35	757,096	754,526
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.845% 7/20/26	2,950,000	2,950,894
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.202% 10/15/28	2,850,000	2,883,687
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	2,150,500	2,168,524
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	786,988	776,936
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.854% 1/18/25	1,620,000	1,620,735

	Principal Amount	Value
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 3.237% 8/05/27	$4,225,000	$4,232,199
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.995% 7/20/30	2,660,000	2,673,119
BCC Funding XIV LLC, Series 2018-1A, Class A1 (a) 2.200% 2/20/19	1,433,102	1,432,255
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.900% 7/15/26	2,415,000	2,415,464
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	1,563,125	1,532,768
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 3.164% 7/18/27	2,855,000	2,862,229
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,223,755	1,226,050
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	1,054,653	1,033,159
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,084,620
Capital Automotive REIT, Series 2017-1A, Class A2 (a) 4.180% 4/15/47	951,200	953,650
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (a) 3.053% 8/14/30	3,900,000	3,924,979
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	236,997	236,701
CBAM Ltd., Series 2017-3A, Class A, FRN (a) (b) 2.599% 10/17/29	2,480,000	2,495,765
CIFC Funding V Ltd., Series 2017-5A, Class A1, FRN (a) (b) 2.543% 11/16/30	2,100,000	2,116,353
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,147,840	1,148,782
Clear Creek CLO Ltd., Series 2015-1A, Class AR, FRN (a) (b) 2.945% 10/20/30	2,120,000	2,134,036

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	$1,197,498	$1,184,324
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	333,741	333,761
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	137,509	137,425
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	692,593	686,106
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	264,897	263,854
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	632,124	627,679
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	2,175,068	2,128,202
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	3,497,700	3,510,348
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (a) 4.118% 7/25/47	666,650	679,440
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,684,375	3,864,639
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	263,071	259,557
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	79,872	79,778
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	467,520	462,050
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,269,176	1,273,148
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	672,052	661,083
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,854,518	2,878,936
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, FRN (a) (b) 2.745% 4/20/31	1,100,000	1,102,642

	Principal Amount	Value
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	$1,259,585	$1,228,966
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	316,667	311,725
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	1,635,336	1,634,071
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, FRN (a) (b) 2.724% 11/28/30	2,250,000	2,261,992
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.895% 4/25/25	2,163,467	2,163,637
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	2,585,587	2,519,712
Goodgreen Trust, Series 2017-1A, Class A (a) 3.740% 10/15/52	1,206,231	1,169,139
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + ..645%, FRN 2.517% 4/25/35	124,419	125,235
Helios Issuer LLC, Series 2017-1A, Class A (a) 4.940% 9/20/49	1,616,347	1,645,641
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	259,671	259,671
Hero Funding, Series 2017-3A, Class A1 (a) 3.190% 9/20/48	1,481,721	1,460,730
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	1,706,502	1,694,713
HERO Funding Trust, Series 2017-2A, Class A1 (a) 3.280% 9/20/48	470,680	470,002
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	1,635,369	1,610,824
HERO Funding Trust, Series 2017-2A, Class A2 (a) 4.070% 9/20/48	378,390	387,179
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	269,870	267,017

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (a) 3.870% 3/15/58	$744,260	$752,526
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,521,667	2,561,149
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.872% 7/15/25	843,364	843,496
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	1,250,000	1,241,170
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.697% 6/25/35	167,916	167,994
Marble Point CLO XI Ltd., Series 2017-2A, Class A, FRN (a) (b) 2.793% 12/18/30	2,000,000	2,012,462
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	383,215	383,613
Marlette Funding Trust, Series 2017-2A, Class B (a) 3.190% 7/15/24	970,000	966,218
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	384,624	382,602
Milos CLO Ltd., Series 2017-1A, Class A, FRN (a) (b) 2.995% 10/20/30	940,000	946,220
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	964,752	961,186
Mosaic Solar Loans LLC, Series 2017-2A, Class A (a) 3.820% 9/20/42	1,028,565	1,020,015
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	491,549	501,490
MP CLO III Ltd., Series 2013-1A, Class AR, FRN (a) (b) 2.995% 10/20/30	1,850,000	1,863,673
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,004,945	986,427
MVW Owner Trust, Series 2017-1A, Class A (a) 2.420% 12/20/34	551,498	539,269
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	771,868	763,687

	Principal Amount	Value
NP SPE II LLC, Series 2017-1A, Class A2 (a) 4.219% 10/21/47	$2,190,000	$2,162,129
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	10,300,000	9,977,734
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.865% 4/20/25	1,806,731	1,807,313
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	970,000	970,511
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	1,880,000	1,848,994
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	244,610	238,615
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	973,746	939,422
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	283,977	281,093
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,500,000	1,496,499
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 3.225% 2/20/30	700,000	704,915
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	247,647	247,212
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	233,373	232,025
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	1,299,255	1,297,646
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	5,822,093	5,812,979
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	2,102,296	2,103,790
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	2,912,983	2,914,872
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	2,363,480	2,371,687

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	$1,097,276	$1,095,671
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,116,461	1,114,870
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,200,000	4,205,613
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	349,151	341,306
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (a) 4.190% 1/15/71	1,946,350	1,881,649
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.911% 10/17/26	2,808,000	2,808,660
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,616,875	2,631,697
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	2,309,404	2,374,836
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 3.202% 10/13/29	2,340,000	2,371,508
Trinity Rail Leasing LLC, Series 2013-1A, Class A (a) 3.898% 7/15/43	750,511	740,401
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 (a) 2.709% 8/15/47	554,347	547,716
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 (a) 3.736% 8/15/47	820,000	794,428
Triton Container Finance IV LLC, Series 2017-2A, Class A (a) 3.620% 8/20/42	3,204,707	3,176,886
Triton Container Finance VI LLC, Series 2017-1A, Class A (a) 3.520% 6/20/42	872,475	865,495
WAVE Trust, Series 2017-1A, Class A (a) 3.844% 11/15/42	3,848,880	3,834,897
WAVE Trust, Series 2017-1A, Class C (a) 6.656% 11/15/42	2,533,384	2,584,052
Wendy’s Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,276,625	2,325,502

	Principal Amount	Value
Wendy’s Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	$3,120,000	$3,182,347
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	1,311,952	1,301,410

		173,593,224

Student Loans ABS — 13.0%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.972% 12/27/44	1,336,663	1,339,870
AccessLex Institute, Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 2.084% 11/22/24	216,573	216,572
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	364,880	344,229
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1.429% 1/25/47	875,000	703,601
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (a) 3.070% 10/25/44	4,197,351	4,214,140
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.531% 10/27/31	239,415	246,884
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.872% 4/25/40	711,131	731,640
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	1,507,267	1,477,757
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	1,257,421	1,242,250
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.722% 10/27/36	2,463,910	2,500,963
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 12/27/66	2,655,539	2,687,664
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 3.222% 7/26/66	3,705,393	3,754,209

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $3,624,618), FRN (a) (b) (d) (e) 3.350% 12/01/47	$3,513,144	$3,485,252
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2, 28 day ARS, FRN (a) 1.304% 2/01/43	1,300,000	1,217,932
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (a) 3.061% 8/01/43	1,950,000	1,808,808
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS, FRN (a) 2.159% 1/01/44	600,000	526,394
Higher Education Funding I, Series 2004-1, Class B2, 28 day ARS, FRN (a) 3.034% 1/01/44	600,000	513,105
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX (a) 3.020% 8/25/42	1,167,142	1,130,039
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 2.572% 2/25/70	3,442,548	3,455,681
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (a) (b) 2.592% 3/25/67	3,810,000	3,815,812
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 2.622% 2/25/39	3,300,000	3,261,257
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (a) (b) 2.672% 7/26/66	1,973,674	1,986,196
Navient Student Loan Trust, Series 2018-2A, Class A3, FRN (a) (b) 2.728% 3/25/67	3,320,000	3,319,960
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 3.022% 7/26/66	4,400,000	4,519,667
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 3.122% 6/25/65	3,050,638	3,125,830
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 3.172% 3/25/66	6,800,000	7,068,376

	Principal Amount	Value
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 10/25/58	$1,200,000	$1,182,807
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	1,031,930	1,001,711
Nelnet Student Loan Trust, Series 2005-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 1.855% 10/25/33	1,149,540	1,132,354
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 2.251% 1/25/37	2,115,827	2,120,145
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 2.308% 3/23/37	1,251,515	1,233,162
Nelnet Student Loan Trust, Series 2018-1A, Class A2, FRN (a) (b) 2.637% 5/25/66	3,680,000	3,680,000
Nelnet Student Loan Trust, Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.121% 10/25/50	850,000	782,853
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.121% 6/25/54	1,100,000	1,029,835
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 5/26/54	1,200,000	1,159,780
Nelnet Student Loan Trust, Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 3.372% 5/26/54	1,130,000	1,098,701
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.822% 11/25/65	2,864,468	2,884,078
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.890% 7/15/36	12,604	12,602
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 2.170% 7/15/36	1,700,000	1,624,958
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 2.020% 7/15/36	697,000	692,219

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 2.039% 2/15/45	$2,040,683	$1,887,351
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.885% 10/25/28	2,300,000	2,290,977
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	600,000	579,964
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.895% 1/25/28	2,600,000	2,381,869
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	1,890,000	1,821,688
SLM Student Loan Trust, Series 2006-2, Class A6, ABS, FRN, 3 mo. USD LIBOR + .170%, FRN 1.915% 1/25/41	3,200,000	3,141,978
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.955% 10/25/40	2,381,019	2,254,650
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 2.055% 1/25/55	1,760,775	1,660,454
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (a) 2.295% 10/25/64	4,950,000	4,916,504
SLM Student Loan Trust, Series 2005-9, Class A7A, 3 mo. EURIBOR + .600%, FRN 2.341% 1/25/41	3,280,000	3,300,065
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (a) 2.345% 10/25/65	14,500,000	14,445,808
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 6/25/43	1,970,000	1,941,822
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 4.080% 3/15/28	700,000	700,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	$450,000	$450,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 5.073% 12/15/39	3,800,000	3,797,567
SLM Student Loan Trust, Series 2003-2, Class A7, 28 day ARS, FRN 5.083% 9/15/28	600,000	600,000
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,750,000	1,709,867
SMB Private Education Loan Trust, Series 2017-A, Class B (a) 3.500% 6/17/41	1,800,000	1,688,742
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $3,376,500) (a) (d) (e) 0.000% 3/25/33	1,200	2,100,000
SoFi Professional Loan Program LLC, Series 2017-D, Class R1, (Acquired 7/19/17, Cost $2,630,190) (a) (d) (e) 0.000% 9/25/40	4,647,800	2,672,485
SoFi Professional Loan Program LLC, Series 2018-A, Class R1 (Acquired 1/22/18, Cost $2,492,585) (a) (d) (e) 0.000% 2/25/42	3,470,600	2,492,585
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	630,000	613,858
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,520,000	1,488,025
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,200,000	2,176,539
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 3.072% 6/25/33	1,655,925	1,679,196
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (a) (b) 3.440% 3/26/40	1,180,000	1,155,901
SoFi Professional Loan Program Trust, Series 2018-B, Class R1 (a) (d) (f) 0.000% 8/26/47	3,139,900	1,695,232
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.664% 1/03/33	2,030,000	2,061,836

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.164% 8/01/35	$3,025,000	$2,952,970
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 2.545% 10/01/46	2,000,000	1,997,174

		150,984,400

WL Collateral CMO — 0.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (b) 3.800% 8/25/34	187,536	189,695
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (b) 3.718% 2/25/34	83,853	85,655
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (b) 3.887% 9/25/33	32,350	30,123
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A3, VRN (a) (b) 3.202% 12/25/57	1,154,979	1,154,959
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (b) 3.596% 8/25/34	33,201	33,232
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (b) 3.333% 8/25/34	187,822	184,506
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (a) (b) 3.500% 1/25/47	3,134,196	3,055,143
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (b) 3.524% 2/25/34	18,709	17,376
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (b) 3.627% 7/25/33	10,553	10,936
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (b) 3.500% 2/25/34	946	1,013
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $1,180,000), FRN (a) (b) (d) (e) 4.722% 2/25/23	1,180,000	1,184,457

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (b) 3.696% 3/25/34	$133,173	$134,924
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.683% 4/25/44	316,525	321,423

		6,403,442

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $358,841,424)		359,480,569

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,434,450
Mexico Government International Bond 4.750% 3/08/44	4,328,000	4,208,980
Mexico Government International Bond 6.750% 9/27/34	950,000	1,181,496

		8,824,926

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,551,708)		8,824,926

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 24.8%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	2,780,797	2,778,297
Series 4290, Class CA 3.500% 12/15/38	1,916,140	1,942,635
Series 2617, Class Z 5.500% 5/15/33	1,534,031	1,674,068
Series 2693, Class Z 5.500% 10/15/33	2,744,262	2,921,452
Series 3423, Class PB 5.500% 3/15/38	511,167	547,299
Series 2178, Class PB 7.000% 8/15/29	232,873	255,511
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,451,050	1,479,121

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-48, Class AB 4.000% 10/25/40	$2,540,449	$2,607,439
Series 2007-32, Class Z 5.500% 4/25/37	813,648	872,538
Series 2010-60, Class HJ 5.500% 5/25/40	597,067	630,569
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	740,652	789,395

		16,498,324

Pass-Through Securities — 23.1%
Federal Home Loan Mortgage Corp. Pool #Q41916 3.500% 7/01/46	1,730,377	1,745,991
Pool #Q42045 3.500% 7/01/46	729,122	735,701
Pool #Q44275 3.500% 11/01/46	1,441,465	1,454,472
Pool #Q44277 3.500% 11/01/46	436,412	439,668
Pool #Q52216 3.500% 11/01/47	5,227,166	5,242,480
Pool #V83655 3.500% 12/01/47	11,073,596	11,106,037
Pool #V83763 3.500% 12/01/47	13,029,572	13,067,744
Pool #Q52868 3.500% 12/01/47	5,569,458	5,585,774
Pool #V83886 3.500% 1/01/48	13,581,926	13,620,655
Pool #G61307 3.500% 2/01/48	10,521,709	10,578,016
Pool #Z40047 4.000% 10/01/41	289,472	299,909
Pool #Q47742 4.000% 4/01/47	1,376,895	1,423,957
Pool #Q47730 4.000% 4/01/47	1,595,175	1,649,697
Pool #V83764 4.000% 12/01/47	8,746,986	9,002,220
Pool #V83796 4.000% 12/01/47	16,460,377	16,902,106
Pool #Q52834 4.000% 12/01/47	1,513,592	1,554,210
Pool #C03537 4.500% 8/01/40	1,063,725	1,125,595
Pool #G06057 4.500% 10/01/40	1,199,615	1,268,077
Pool #G60485 4.500% 10/01/41	1,389,205	1,468,054

	Principal Amount	Value
Pool #G60172 4.500% 9/01/43	$1,565,807	$1,658,349
Pool #Q48208 4.500% 5/01/47	1,237,585	1,300,480
Pool #Q48869 4.500% 6/01/47	8,290,699	8,696,490
Pool #C00836 7.000% 7/01/29	9,321	10,583
Pool #C49314 7.000% 4/01/31	4,764	5,483
Pool #C51422 7.000% 5/01/31	1,804	2,077
Pool #C53034 7.000% 6/01/31	12,604	14,425
Pool #G01311 7.000% 9/01/31	50,505	57,730
Pool #G01317 7.000% 10/01/31	30,846	35,228
Pool #G00143 7.500% 6/01/23	401	437
Pool #C55867 7.500% 2/01/30	24,513	27,390
Pool #C41497 7.500% 9/01/30	116	134
Pool #C44830 7.500% 11/01/30	23	27
Pool #C45235 7.500% 12/01/30	15,640	17,935
Pool #C46038 7.500% 12/01/30	941	1,083
Pool #C46810 7.500% 1/01/31	123	143
Pool #C47063 7.500% 1/01/31	2,770	3,186
Pool #C47060 7.500% 1/01/31	712	822
Pool #C01116 7.500% 1/01/31	1,068	1,234
Pool #C46309 7.500% 1/01/31	503	582
Pool #C46560 7.500% 1/01/31	520	585
Pool #G00653 8.500% 11/01/25	15,563	17,512
Federal National Mortgage Association Pool #725692 1 year CMT + 2.140%, FRN 3.225% 10/01/33	256,918	269,698
Pool #888586 1 year CMT + 2.210%, FRN 3.302% 10/01/34	495,400	520,985

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #775539 12 mo. USD LIBOR + 1.645%, FRN 3.475% 5/01/34	$168,347	$175,545
Pool #AS1304 3.500% 12/01/28	1,901,805	1,944,595
Pool #AV1897 3.500% 12/01/28	341,226	348,904
Pool #AV2325 3.500% 12/01/28	979,143	1,001,173
Pool #BF0196 3.500% 2/01/41	2,029,779	2,055,468
Pool #CA0770 3.500% 11/01/47	13,502,318	13,540,292
Pool #CA1073 3.500% 1/01/48	19,952,076	20,006,631
Pool #MA3287 3.500% 2/01/48	9,657,607	9,613,846
Pool #BH9008 4.000% 8/01/47	346,757	355,968
Pool #CA0181 4.000% 8/01/47	3,371,013	3,460,556
Pool #BH9011 4.000% 9/01/47	403,038	413,743
Pool #CA0620 4.000% 10/01/47	4,353,475	4,469,454
Pool #BF0094 4.000% 5/01/56	6,636,712	6,826,999
Pool #BF0105 4.000% 6/01/56	4,093,370	4,210,735
Pool #AH6787 4.500% 3/01/41	1,155,963	1,224,056
Pool #AD6437 5.000% 6/01/40	675,256	730,094
Pool #AD6996 5.000% 7/01/40	4,375,020	4,725,534
Pool #AL8173 5.000% 2/01/44	1,749,024	1,888,058
Pool #254379 7.000% 7/01/32	34,413	39,551
Pool #252717 7.500% 9/01/29	2,042	2,349
Pool #535996 7.500% 6/01/31	7,747	8,925
Pool #254009 7.500% 10/01/31	19,900	22,867
Pool #253394 8.000% 7/01/20	4,194	4,356
Pool #323992 8.000% 11/01/29	1,624	1,879
Pool #525725 8.000% 2/01/30	3,255	3,823
Pool #537433 8.000% 5/01/30	2,367	2,789

	Principal Amount	Value
Pool #253266 8.000% 5/01/30	$4,107	$4,800
Pool #253347 8.000% 6/01/30	4,124	4,826
Pool #544976 8.000% 7/01/30	413	481
Pool #535428 8.000% 8/01/30	5,124	5,986
Pool #543290 8.000% 9/01/30	55	65
Pool #547786 8.000% 9/01/30	1,928	2,221
Pool #550767 8.000% 9/01/30	2,958	3,428
Pool #553061 8.000% 9/01/30	11,396	13,174
Pool #535533 8.000% 10/01/30	4,321	5,060
Pool #253481 8.000% 10/01/30	4,771	5,603
Pool #560741 8.000% 11/01/30	2,650	3,107
Pool #253644 8.000% 2/01/31	2,264	2,645
Pool #581170 8.000% 5/01/31	1,354	1,560
Pool #593848 8.000% 7/01/31	903	1,062
Pool #190317 8.000% 8/01/31	27,338	31,975
Pool #545240 8.000% 9/01/31	2,658	3,100
Pool #541202 8.500% 8/01/26	7,276	7,967
Federal National Mortgage Association TBA(c) Pool #11192 4.000% 6/01/44	10,000,000	10,260,938
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,528,245	5,597,780
Pool #BF1053 3.500% 12/15/47	1,717,205	1,734,511
Pool #BF1120 3.500% 1/15/48	2,043,839	2,064,437
Pool #AV1854 3.500% 1/15/48	2,218,437	2,240,794
Pool #BF1214 3.500% 2/15/48	1,697,437	1,714,544
Pool #BF1245 3.500% 2/15/48	1,722,340	1,739,698

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #404246 6.500% 8/15/28	$209	$235
Pool #781038 6.500% 5/15/29	57,902	65,036
Pool #781468 6.500% 7/15/32	3,701	4,221
Pool #781496 6.500% 9/15/32	18,812	21,338
Pool #363066 7.000% 8/15/23	2,373	2,577
Pool #352049 7.000% 10/15/23	1,947	2,121
Pool #354674 7.000% 10/15/23	2,424	2,624
Pool #345964 7.000% 11/15/23	888	966
Pool #380866 7.000% 3/15/24	762	830
Pool #781124 7.000% 12/15/29	6,930	7,910
Pool #781319 7.000% 7/15/31	130,241	149,607
Pool #581417 7.000% 7/15/32	31,920	36,630
Pool #565982 7.000% 7/15/32	14,307	16,562
Pool #357262 7.500% 9/15/23	1,215	1,336
Pool #441009 8.000% 11/15/26	861	986
Pool #522777 8.000% 12/15/29	5,302	6,196
Pool #523043 8.000% 3/15/30	281	329
Pool #529134 8.000% 3/15/30	1,667	1,982
Pool #477036 8.000% 4/15/30	669	796
Pool #503157 8.000% 4/15/30	14,383	17,113
Pool #528714 8.000% 4/15/30	1,761	2,096
Pool #544640 8.000% 11/15/30	11,056	13,209
Pool #531298 8.500% 8/15/30	1,071	1,250
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	735,236	763,958
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	914,979	950,778

	Principal Amount	Value
Pool #784026 3.500% 12/20/44	$3,232,176	$3,269,801
Pool #BC4641 3.500% 9/20/47	2,873,402	2,897,871
Pool #MA4778 3.500% 10/20/47	1,917,906	1,937,834
Pool #BC4885 3.500% 11/20/47	4,471,284	4,513,551
Pool #BE4328 3.500% 12/20/47	1,865,556	1,881,442
Pool #BD6940 3.500% 12/20/47	2,537,942	2,559,554
Pool #BE6487 3.500% 1/20/48	1,121,594	1,131,145
Pool #BD3899 3.500% 1/20/48	4,886,869	4,928,483
Pool #BD6461 3.500% 1/20/48	2,143,420	2,161,673
Pool #BF1119 3.500% 1/20/48	3,289,707	3,317,720
Pool #BF1269 3.500% 2/20/48	1,722,308	1,736,974
Pool #AC2985 4.000% 10/20/47	819,268	842,213
Government National Mortgage Association II TBA Pool #304 3.500% 7/01/45 (c)	1,550,000	1,564,895
Pool #1235 4.000% 3/01/45 (c)	12,650,000	13,003,805
Pool #1019 4.500% 10/01/42 (c)	6,200,000	6,448,484

		267,707,044

Whole Loans — 0.3%
Fannie Mae Connecticut Avenue Securities (b) Series 2018-C02, Class 2M2 FRN 4.072% 8/25/30	940,000	940,604
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1 1 mo. USD LIBOR + .800%, FRN 2.672% 3/25/29	405,746	406,296
Series 2015-DNA1, Class M1 1 mo. USD LIBOR + .900%, FRN 2.772% 10/25/27	116,245	116,308
Series 2016-HQA3, Class M2 1 mo. USD LIBOR + 1.350%, FRN 3.222% 3/25/29	790,000	800,627
Series 2016-DNA1, Class M1, 1 mo. USD LIBOR + 1.450%, FRN 3.322% 7/25/28	28,855	28,873

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-HQA1, Class M2 FRN 4.154% 9/25/30 (b)	$1,235,000	$1,235,866

		3,528,574

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $293,250,249)		287,733,942

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds & Notes — 4.4%
U.S. Treasury Bond 2.500% 5/15/46	22,800,000	20,735,531
U.S. Treasury Bond (g) 3.500% 2/15/39	4,800,000	5,273,250
U.S. Treasury Inflation Index 0.500% 1/15/28	11,600,116	11,392,723
U.S. Treasury Note 1.625% 8/31/22	14,700,000	14,145,448

		51,546,952

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,084,576)		51,546,952

TOTAL BONDS & NOTES (Cost $1,143,892,889)		1,137,451,788

TOTAL PURCHASED OPTIONS (#) — 0.8% (Cost $9,652,703)		9,412,689

TOTAL LONG-TERM INVESTMENTS (Cost $1,156,795,592)		1,150,336,777

SHORT-TERM INVESTMENTS — 3.6%
Commercial Paper — 3.6%
Amphenol Corp. (a) 2.385% 4/09/18	7,000,000	6,995,583
Avangrid, Inc. (a) 1.915% 5/01/18	5,000,000	4,989,509
Dollar General Corp. (a) 2.383% 4/02/18	1,500,000	1,499,666
Dollar General Corp. (a) 2.383% 4/02/18	7,500,000	7,498,330
Fortive Corp. (a) 2.468% 4/16/18	6,500,000	6,493,090
Lam Research Corp. (a) 2.183% 4/04/18	10,000,000	9,996,545

	Principal Amount	Value
Xcel Energy, Inc. (a) 1.717% 4/23/18	$4,500,000	$4,493,097

		41,965,820

TOTAL SHORT-TERM INVESTMENTS (Cost $41,974,931)		41,965,820

TOTAL INVESTMENTS — 102.8% (Cost $1,198,770,523) (h)		1,192,302,597

Other Assets/(Liabilities) — (2.8)%		(32,559,741)

NET ASSETS — 100.0%		$1,159,742,856

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $431,441,248 or 37.20% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Investment was valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $11,934,779 or 1.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $1,695,232 or 0.15% of net assets.
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

(#) The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty*	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	31,720,000	USD 31,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$1,585,756	$1,324,544	$(261,212)
Credit Suisse International	33,720,000	USD 33,720,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 2.61	1,618,560	1,571,701	(46,859)

						3,204,316	2,896,245	(308,071)

Put
Barclays Bank PLC	64,580,000	USD 64,580,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$3,228,549	$3,356,566	$128,017
Credit Suisse International	67,220,000	USD 67,220,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Strike 3.11	3,219,838	3,159,878	(59,960)

						6,448,387	6,516,444	68,057

						$9,652,703	$9,412,689	$(240,014)

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	06/20/18	250	$38,982,878	$1,134,310
U.S. Treasury Note 2 Year	06/29/18	316	67,171,929	12,634
U.S. Treasury Note 5 Year	06/29/18	1,133	129,135,502	548,741

				$1,695,685

Futures Contracts — Short
U.S. Treasury Long Bond	06/20/18	17	$(2,489,914)	$(2,711)
U.S. Treasury Ultra 10 Year	06/20/18	71	(9,099,257)	(120,759)

				$(123,470)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default		Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps*
Goldman Sachs International	USD	4,100,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-	)†	$(606,571)	$2,526	$(604,045)
Goldman Sachs International	USD	2,660,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-	)†	(161,537)	(230,356)	(391,893)
Goldman Sachs International	USD	970,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-	)†	(65,192)	(77,716)	(142,908)

								$(833,300)	$(305,546)	$(1,138,846)

Collateral for swap agreements held by Goldman Sachs International amounted to $1,313,913 in securities at March 31, 2018.

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

Country weightings, as a percentage of net assets, is as follows:

United States	86.1%
Cayman Islands	5.3%
Canada	1.2%
Mexico	1.2%
Luxembourg	0.8%
United Kingdom	0.7%
Ireland	0.7%
Netherlands	0.7%
Bermuda	0.6%
Turkey	0.4%
Colombia	0.3%
Sweden	0.3%
Spain	0.2%
Australia	0.2%
Switzerland	0.2%
Panama	0.1%
Israel	0.1%
Germany	0.1%
Barbados	0.0%

Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b) (c)	26,904	$807

TOTAL COMMON STOCK (Cost $2,032)		807

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	10,000	267,100

TOTAL PREFERRED STOCK (Cost $250,000)		267,100

TOTAL EQUITIES (Cost $252,032)		267,907

	Principal Amount
BONDS & NOTES — 95.0%

CORPORATE DEBT — 40.7%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$225,000	244,043

Aerospace & Defense — 0.7%
Moog, Inc. (d) 5.250% 12/01/22	600,000	615,000
Orbital ATK, Inc. 5.250% 10/01/21	435,000	444,244
Spirit AeroSystems, Inc. 3.850% 6/15/26	65,000	64,135
TransDigm, Inc. 6.375% 6/15/26	225,000	226,687
United Technologies Corp. 6.125% 7/15/38	105,000	129,556

		1,479,622

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	185,000	173,931
Bunge Ltd. Finance Corp. 3.500% 11/24/20	50,000	50,171
Reynolds American, Inc. 4.450% 6/12/25	200,000	205,734
Reynolds American, Inc. 5.850% 8/15/45	150,000	175,476

		605,312

	Principal Amount	Value
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	$18,446	$18,510
Guanay Finance Ltd. (d) 6.000% 12/15/20	146,706	149,690
WestJet Airlines Ltd. (d) 3.500% 6/16/21	98,000	97,599

		265,799

Auto Manufacturers — 0.8%
Ford Motor Co. 6.500% 8/01/18	100,000	101,205
Ford Motor Co. 7.450% 7/16/31	45,000	54,522
Ford Motor Credit Co. LLC 3.470% 4/05/21	220,000	219,710
General Motors Co. 4.200% 10/01/27	215,000	210,402
General Motors Co. 5.150% 4/01/38	130,000	129,583
General Motors Co. 5.200% 4/01/45	225,000	218,902
General Motors Financial Co., Inc. 3.500% 11/07/24	315,000	304,111
General Motors Financial Co., Inc. 4.300% 7/13/25	200,000	200,279
Hyundai Capital America (d) 2.550% 2/06/19	80,000	79,779
Hyundai Capital America (d) 2.875% 8/09/18	60,000	59,999
JB Poindexter & Co., Inc. (d) 9.000% 4/01/22	160,000	165,000

		1,743,492

Auto Parts & Equipment — 0.1%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	212,000	203,938
International Automotive Components Group SA (d) 9.125% 6/01/18	9,000	8,516

		212,454

Banks — 4.6%
Associated Banc-Corp. 2.750% 11/15/19	310,000	308,445
Associated Banc-Corp. 4.250% 1/15/25	495,000	502,222
Banco General SA (d) 4.125% 8/07/27	260,000	246,017
Bank of America Corp. 4.183% 11/25/27	425,000	421,321

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	$210,000	$214,405
Bank of America Corp. 6.110% 1/29/37	190,000	228,602
Bank of America Corp. 7.750% 5/14/38	125,000	173,067
Bank of Montreal VRN (e) 3.803% 12/15/32	250,000	236,843
The Bank of Nova Scotia 4.500% 12/16/25	200,000	204,176
The Bank of Nova Scotia VRN (e) 4.650% 12/31/99	490,000	462,437
BPCE SA (d) 3.500% 10/23/27	415,000	392,025
CIT Group, Inc. 5.250% 3/07/25	500,000	511,910
CIT Group, Inc. 6.125% 3/09/28	484,000	502,150
Citigroup, Inc. 3.875% 3/26/25	440,000	435,408
Citigroup, Inc. 4.600% 3/09/26	345,000	353,883
Citigroup, Inc. 5.875% 1/30/42	75,000	92,448
Credit Suisse Group AG VRN (d) (e) 3.869% 1/12/29	305,000	295,640
Deutsche Bank AG 3.150% 1/22/21	130,000	128,062
First Republic Bank 4.375% 8/01/46	560,000	555,515
Fulton Financial Corp. 3.600% 3/16/22	240,000	237,659
The Goldman Sachs Group, Inc. VRN (e) 3.814% 4/23/29	255,000	249,970
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	312,118
The Goldman Sachs Group, Inc. 5.950% 1/15/27	220,000	245,897
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	44,381
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	50,109
HSBC Holdings PLC 4.250% 3/14/24	200,000	201,054
HSBC Holdings PLC 6.500% 9/15/37	125,000	155,685
Huntington Bancshares, Inc. VRN (e) 5.700% 12/31/99	510,000	512,550
JP Morgan Chase & Co. 3.625% 12/01/27	200,000	191,776
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	292,147

	Principal Amount	Value
Morgan Stanley 4.350% 9/08/26	$200,000	$201,426
SVB Financial Group 3.500% 1/29/25	295,000	288,248
SVB Financial Group 5.375% 9/15/20	35,000	36,894
Valley National Bancorp 5.125% 9/27/23	110,000	115,992
Wells Fargo & Co. 5.375% 11/02/43	144,000	158,990
Wells Fargo & Co. 5.606% 1/15/44	105,000	120,390

		9,679,862

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (f) 4.600% 4/15/48	255,000	263,777
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	373,704
JB y Cia SA de CV (d) 3.750% 5/13/25	350,000	345,204
Molson Coors Brewing Co. 4.200% 7/15/46	80,000	75,616

		1,058,301

Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	85,000	94,479
Celgene Corp. 3.450% 11/15/27	315,000	298,600
Celgene Corp. 4.350% 11/15/47	205,000	195,144

		588,223

Building Materials — 0.5%
CRH America Finance, Inc. (d) (f) 3.950% 4/04/28	335,000	333,947
Standard Industries, Inc. (d) 4.750% 1/15/28	200,000	188,190
Standard Industries, Inc. (d) 5.000% 2/15/27	490,000	475,638

		997,775

Chemicals — 0.5%
Incitec Pivot Finance LLC (d) 6.000% 12/10/19	190,000	198,382
LYB International Finance BV 5.250% 7/15/43	250,000	274,085
Methanex Corp. 5.250% 3/01/22	40,000	41,389
Monsanto Co. 4.400% 7/15/44	100,000	97,260
The Mosaic Co. 3.250% 11/15/22	26,000	25,456

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Mosaic Co. 4.050% 11/15/27	$190,000	$185,310
RPM International, Inc. 3.750% 3/15/27	115,000	112,035
The Sherwin-Williams Co. 4.500% 6/01/47	115,000	114,473

		1,048,390

Commercial Services — 0.5%
The ADT Corp. 6.250% 10/15/21	393,000	409,703
ERAC USA Finance LLC (d) 4.200% 11/01/46	505,000	475,174
ERAC USA Finance LLC (d) 7.000% 10/15/37	50,000	65,167

		950,044

Computers — 0.6%
Dell International LLC/EMC Corp. (d) 8.350% 7/15/46	275,000	349,300
DXC Technology Co. 4.750% 4/15/27	290,000	300,850
Leidos Holdings, Inc. 4.450% 12/01/20	550,000	558,250

		1,208,400

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 5/26/22	300,000	295,524
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	1,015,000	978,647
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	343,000	345,147
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.625% 7/01/22	400,000	410,057
Affiliated Managers Group, Inc. 3.500% 8/01/25	265,000	259,834
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	252,844
Ally Financial, Inc. 5.125% 9/30/24	495,000	505,519
Ally Financial, Inc. 8.000% 11/01/31	500,000	610,000
Ares Finance Co. LLC (d) 4.000% 10/08/24	225,000	218,605
Brookfield Finance, Inc. 4.250% 6/02/26	430,000	431,639
Discover Financial Services 4.100% 2/09/27	275,000	272,790

	Principal Amount	Value
Discover Financial Services VRN (e) 5.500% 12/31/99	$1,015,000	$992,162
Genpact Luxembourg Sarl (d) 3.700% 4/01/22	435,000	426,885
High Street Funding Trust I (d) 4.111% 2/15/28	1,020,000	1,025,497
International Lease Finance Corp. 5.875% 4/01/19	341,000	350,306
Lazard Group LLC 3.625% 3/01/27	196,000	190,621
Lazard Group LLC 4.250% 11/14/20	409,000	420,378
Legg Mason, Inc. 4.750% 3/15/26	95,000	99,335
Legg Mason, Inc. 5.625% 1/15/44	235,000	255,158
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (d) 4.500% 3/15/27	180,000	182,649

		8,523,597

Electric — 1.4%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	149,682
The Cleveland Electric Illuminating Co. (d) 3.500% 4/01/28	155,000	148,173
CMS Energy Corp. 4.700% 3/31/43	115,000	120,773
Duke Energy Corp. 3.750% 9/01/46	175,000	157,844
EDP Finance BV (d) 3.625% 7/15/24	430,000	422,973
Elwood Energy LLC 8.159% 7/05/26	224,468	249,159
Entergy Louisiana LLC 4.950% 1/15/45	110,000	112,446
Indianapolis Power & Light Co. (d) 4.050% 5/01/46	110,000	107,744
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	290,029
IPALCO Enterprises, Inc. 3.700% 9/01/24	175,000	171,339
Pennsylvania Electric Co. (d) 4.150% 4/15/25	150,000	152,830
Puget Energy, Inc. 3.650% 5/15/25	100,000	99,151
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	222,473
Tri-State Pass-Through Trust, Series 2003, Class B (d) 7.144% 7/31/33	185,000	214,437

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Xcel Energy, Inc. 6.500% 7/01/36	$270,000	$350,012

		2,969,065

Electrical Components & Equipment — 0.1%
Legrand France SA 8.500% 2/15/25	250,000	317,447

Electronics — 0.4%
Arrow Electronics, Inc. 3.250% 9/08/24	160,000	152,519
Arrow Electronics, Inc. 3.875% 1/12/28	160,000	155,003
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	46,319
Avnet, Inc. 3.750% 12/01/21	45,000	44,951
Ingram Micro, Inc. STEP 5.450% 12/15/24	335,000	324,317
Tech Data Corp. 3.700% 2/15/22	135,000	134,041

		857,150

Engineering & Construction — 0.2%
SBA Tower Trust (d) 3.156% 10/10/45	180,000	176,971
SBA Tower Trust (d) 2.877% 7/10/46	180,000	177,282
Zachry Holdings, Inc. (d) 7.500% 2/01/20	56,000	56,420

		410,673

Entertainment — 0.0%
National CineMedia LLC 5.750% 8/15/26	109,000	98,372

Food Service — 0.2%
Aramark Services, Inc. 4.750% 6/01/26	500,000	483,750

Foods — 0.3%
Kraft Heinz Foods Co. 3.000% 6/01/26	170,000	156,917
Post Holdings, Inc. (d) 5.625% 1/15/28	500,000	477,500

		634,417

Gas — 0.2%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	220,000	265,012
NiSource, Inc. 4.800% 2/15/44	90,000	95,400

		360,412

Health Care – Products — 0.7%
Abbott Laboratories 4.900% 11/30/46	120,000	131,575

	Principal Amount	Value
Becton Dickinson & Co. 3.363% 6/06/24	$270,000	$259,875
Becton Dickinson & Co. 3.700% 6/06/27	275,000	265,506
Becton Dickinson & Co. 4.685% 12/15/44	125,000	125,830
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (d) 6.625% 5/15/22	702,000	684,450

		1,467,236

Health Care – Services — 1.1%
HCA, Inc. 4.500% 2/15/27	493,000	475,745
HCA, Inc. 5.250% 4/15/25	800,000	817,760
HCA, Inc. 5.375% 2/01/25	350,000	350,875
Humana, Inc. 3.950% 3/15/27	260,000	258,418
Humana, Inc. 4.800% 3/15/47	130,000	134,092
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	83,462
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	103,034

		2,223,386

Home Builders — 0.3%
PulteGroup, Inc. 5.000% 1/15/27	198,000	192,496
PulteGroup, Inc. 5.500% 3/01/26	441,000	454,450

		646,946

Household Products & Wares — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	30,000	29,510
Church & Dwight Co., Inc. 3.150% 8/01/27	85,000	80,352

		109,862

Housewares — 0.1%
The Toro Co. 7.800% 6/15/27	170,000	206,228

Insurance — 3.0%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	790,000	827,525
American International Group, Inc. 3.900% 4/01/26	135,000	133,614
American International Group, Inc. 4.200% 4/01/28	220,000	222,958
American International Group, Inc. 4.750% 4/01/48	195,000	200,850

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American International Group, Inc. VRN (e) 5.750% 4/01/48	$205,000	$207,665
AmTrust Financial Services, Inc. 6.125% 8/15/23	490,000	473,190
Arch Capital Finance LLC 5.031% 12/15/46	75,000	82,898
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	88,398
Athene Holding Ltd. 4.125% 1/12/28	525,000	503,795
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	44,902
AXIS Specialty Finance PLC 4.000% 12/06/27	270,000	260,402
CNA Financial Corp. 3.450% 8/15/27	185,000	175,800
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	532,325
Enstar Group Ltd. 4.500% 3/10/22	145,000	145,653
The Progressive Corp. VRN (e) 5.375% 12/31/99	510,000	515,738
Prudential Financial, Inc. 6.200% 11/15/40	125,000	157,507
Reinsurance Group of America, Inc. 3.950% 9/15/26	315,000	311,780
Trinity Acquisition PLC 4.400% 3/15/26	390,000	395,192
Unum Group 3.875% 11/05/25	125,000	124,032
USF&G Capital I (d) 8.500% 12/15/45	95,000	131,231
Willis North America, Inc. 7.000% 9/29/19	43,000	45,438
XLIT Ltd. 4.450% 3/31/25	490,000	493,175
XLIT Ltd. 5.500% 3/31/45	200,000	219,377

		6,293,445

Internet — 0.5%
Amazon.com, Inc. (d) 4.050% 8/22/47	300,000	300,242
Expedia Group, Inc. 5.000% 2/15/26	280,000	288,897
Expedia Group, Inc. 7.456% 8/15/18	320,000	325,324
Tencent Holdings Ltd. (d) 3.595% 1/19/28	225,000	216,715

		1,131,178

	Principal Amount	Value
Investment Companies — 1.0%
Ares Capital Corp. 3.500% 2/10/23	$510,000	$495,519
Ares Capital Corp. 3.875% 1/15/20	520,000	525,412
FS Investment Corp. 4.000% 7/15/19	605,000	608,023
TCP Capital Corp. 4.125% 8/11/22	470,000	457,490

		2,086,444

Iron & Steel — 0.5%
Vale Overseas Ltd. 5.875% 6/10/21	825,000	884,812
Vale Overseas Ltd. 6.875% 11/21/36	100,000	117,620

		1,002,432

Lodging — 0.2%
MGM Resorts International 4.625% 9/01/26	534,000	508,635

Machinery – Diversified — 0.3%
CNH Industrial NV 4.500% 8/15/23	600,000	610,638

Media — 2.5%
Altice Financing SA (d) 6.625% 2/15/23	200,000	198,000
Altice France SA (d) 6.250% 5/15/24	465,000	438,263
CCO Holdings LLC/CCO Holdings Capital Corp. (d) 5.000% 2/01/28	250,000	234,375
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	609,000
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	168,000	171,610
Charter Communications Operating LLC/Charter Communications Operating Capital 5.375% 5/01/47	201,000	194,415
Comcast Corp. 3.400% 7/15/46	140,000	120,287
Discovery Communications LLC 4.875% 4/01/43	200,000	190,842
Discovery Communications LLC 5.000% 9/20/37	165,000	164,443
DISH DBS Corp. 5.875% 11/15/24	1,000,000	891,250
Sirius XM Radio, Inc. (d) 5.375% 4/15/25	1,000,000	992,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TEGNA, Inc. 5.125% 7/15/20	$500,000	$506,670
Time Warner Cable, Inc. 4.500% 9/15/42	400,000	346,440
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	238,447

		5,296,542

Mining — 0.8%
First Quantum Minerals Ltd. (d) 6.875% 3/01/26	1,000,000	950,000
Glencore Funding LLC (d) 3.875% 10/27/27	260,000	246,626
Glencore Funding LLC (d) 4.000% 4/16/25	280,000	274,535
Glencore Funding LLC (d) 4.625% 4/29/24	200,000	204,660

		1,675,821

Miscellaneous – Manufacturing — 0.0%
General Electric Corp. 6.875% 1/10/39	72,000	93,258

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 3.625% 9/15/20	140,000	138,600
Pitney Bowes, Inc. STEP 3.625% 10/01/21	675,000	642,937

		781,537

Oil & Gas — 3.0%
Andeavor 3.800% 4/01/28	135,000	128,781
Andeavor 4.500% 4/01/48	85,000	79,518
Cenovus Energy, Inc. 3.000% 8/15/22	200,000	192,766
Cenovus Energy, Inc. 4.250% 4/15/27	300,000	292,423
Cenovus Energy, Inc. 6.750% 11/15/39	175,000	201,610
Citgo Holding, Inc. (d) 10.750% 2/15/20	500,000	529,375
Continental Resources, Inc. 4.500% 4/15/23	250,000	252,812
Encana Corp. 6.500% 2/01/38	160,000	193,304
EP Energy LLC/Everest Acquisition Finance, Inc. (d) 8.000% 2/15/25	220,000	146,850
EP Energy LLC/Everest Acquisition Finance, Inc. (d) 9.375% 5/01/24	47,000	33,429
EQT Corp. 3.900% 10/01/27	685,000	655,306

	Principal Amount	Value
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	$150,000	$155,739
Hess Corp. 4.300% 4/01/27	198,000	193,788
Jupiter Resources, Inc. (d) 8.500% 10/01/22	225,000	103,500
Marathon Petroleum Corp. 6.500% 3/01/41	175,000	213,597
Murphy Oil USA, Inc. 6.000% 8/15/23	175,000	180,031
Nabors Industries, Inc. 5.500% 1/15/23	220,000	215,074
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	1,032,500
Patterson-UTI Energy, Inc. (d) 3.950% 2/01/28	70,000	67,429
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	200,000	207,000
Petroleos Mexicanos 6.625% 6/15/38	51,000	51,383
Petroleos Mexicanos 3.500% 1/30/23	100,000	96,100
Petroleos Mexicanos 4.625% 9/21/23	100,000	100,209
Petroleos Mexicanos (d) 5.350% 2/12/28	190,000	187,416
Petroleos Mexicanos 5.500% 1/21/21	375,000	390,375
Petroleos Mexicanos 6.375% 1/23/45	35,000	34,020
Petroleos Mexicanos 6.500% 3/13/27	65,000	69,420
Rowan Cos., Inc. 4.875% 6/01/22	151,000	137,033
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. (d) 8.750% 4/15/23	200,000	186,500

		6,327,288

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	239,000	209,661

Packaging & Containers — 0.2%
Brambles USA, Inc. (d) 4.125% 10/23/25	90,000	91,013
Brambles USA, Inc. (d) 5.350% 4/01/20	35,000	36,357
BWAY Holding Co. (d) 5.500% 4/15/24	200,000	201,250

		328,620

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 1.7%
AbbVie, Inc. 4.700% 5/14/45	$200,000	$206,244
CVS Health Corp. 3.125% 3/09/20	198,000	198,200
CVS Health Corp. 4.300% 3/25/28	169,000	169,720
CVS Health Corp. 5.050% 3/25/48	240,000	252,429
CVS Health Corp. 6.125% 9/15/39	25,000	29,653
CVS Pass-Through Trust (d) 5.926% 1/10/34	208,796	229,445
CVS Pass-Through Trust (d) 7.507% 1/10/32	15,920	18,868
Express Scripts Holding Co. 4.500% 2/25/26	185,000	188,359
Express Scripts Holding Co. 4.800% 7/15/46	185,000	187,798
McKesson Corp. 4.883% 3/15/44	70,000	74,297
Mylan NV 5.250% 6/15/46	250,000	254,967
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	400,000	381,872
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	125,000	120,872
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	669,000	602,436
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	85,000	62,510
Valeant Pharmaceuticals International (d) 9.250% 4/01/26	400,000	398,480
Valeant Pharmaceuticals International, Inc. (d) 6.125% 4/15/25	113,000	97,519
Valeant Pharmaceuticals International, Inc. (d) 7.000% 3/15/24	115,000	119,887

		3,593,556

Pipelines — 2.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	75,000	73,704
Energy Transfer Partners LP 4.150% 10/01/20	60,000	60,834
Energy Transfer Partners LP 4.200% 4/15/27	170,000	164,116

	Principal Amount	Value
Energy Transfer Partners LP 4.750% 1/15/26	$200,000	$202,220
Energy Transfer Partners LP 6.125% 12/15/45	180,000	186,816
Energy Transfer Partners LP VRN (e) 6.250% 12/31/99	390,000	373,181
EnLink Midstream Partners LP 2.700% 4/01/19	200,000	198,903
EnLink Midstream Partners LP 4.150% 6/01/25	125,000	121,491
EnLink Midstream Partners LP 4.850% 7/15/26	154,000	155,590
Enterprise Products Operating LLC VRN (e) 5.375% 2/15/78	200,000	191,556
Kinder Morgan Energy Partners LP 6.375% 3/01/41	65,000	72,740
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	95,969
Kinder Morgan Energy Partners LP 6.550% 9/15/40	80,000	91,802
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	18,083
Kinder Morgan, Inc. (d) 5.625% 11/15/23	225,000	240,735
MPLX LP 4.500% 4/15/38	195,000	192,529
MPLX LP 4.875% 6/01/25	468,000	488,663
MPLX LP 5.200% 3/01/47	40,000	41,800
MPLX LP 5.500% 2/15/23	142,000	145,550
Phillips 66 Partners LP 3.750% 3/01/28	135,000	130,407
Phillips 66 Partners LP 4.680% 2/15/45	18,000	17,557
Phillips 66 Partners LP 4.900% 10/01/46	90,000	90,348
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	515,000	510,825
Plains All American Pipeline LP/PAA Finance Corp. 4.700% 6/15/44	230,000	205,346
Sabine Pass Liquefaction LLC 5.625% 3/01/25	638,000	686,388
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	120,000	113,679
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	75,000	69,764

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (d) 5.500% 9/15/24	$102,000	$103,785
Western Gas Partners LP 4.000% 7/01/22	481,000	479,892
Western Gas Partners LP 4.500% 3/01/28	110,000	110,224

		5,634,497

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	945,000	955,145

Real Estate Investment Trusts (REITS) — 0.8%
Crown Castle International Corp. 3.200% 9/01/24	260,000	249,286
Crown Castle International Corp. 4.000% 3/01/27	125,000	122,917
Crown Castle International Corp. 4.750% 5/15/47	70,000	70,542
CubeSmart LP 3.125% 9/01/26	305,000	283,524
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	61,653
Healthcare Trust of America Holdings LP 3.750% 7/01/27	240,000	231,904
Highwoods Realty LP 7.500% 4/15/18	110,000	110,173
Host Hotels & Resorts LP 3.875% 4/01/24	255,000	251,851
Kimco Realty Corp. 3.300% 2/01/25	160,000	153,975
Mid-America Apartments LP 3.600% 6/01/27	185,000	179,057
Weingarten Realty Investors 3.250% 8/15/26	75,000	71,217

		1,786,099

Retail — 1.0%
Dollar Tree, Inc. 5.750% 3/01/23	1,000,000	1,043,825
El Puerto de Liverpool SAB de CV (d) 3.950% 10/02/24	280,000	269,150
The Home Depot, Inc. 5.950% 4/01/41	100,000	127,966
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	491,250
Tiffany & Co. 4.900% 10/01/44	105,000	102,795

		2,034,986

	Principal Amount	Value
Semiconductors — 0.6%
NXP BV/NXP Funding LLC (d) 3.750% 6/01/18	$110,000	$110,143
NXP BV/NXP Funding LLC (d) 4.625% 6/01/23	1,000,000	1,017,800
QUALCOMM, Inc. 4.300% 5/20/47	230,000	222,857

		1,350,800

Software — 0.1%
Oracle Corp. 5.375% 7/15/40	250,000	298,526

Telecommunications — 1.5%
AT&T, Inc. 3.800% 3/01/24	205,000	205,324
AT&T, Inc. 4.750% 5/15/46	215,000	208,818
AT&T, Inc. 4.900% 8/14/37	125,000	125,706
AT&T, Inc. 5.250% 3/01/37	108,000	114,250
Embarq Corp. 7.995% 6/01/36	45,000	42,413
Ericsson LM 4.125% 5/15/22	325,000	322,666
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	441,780
Sprint Capital Corp. 6.875% 11/15/28	500,000	466,250
Sprint Corp. 7.125% 6/15/24	400,000	390,000
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	166,237
Telefonica Emisiones SAU 4.665% 3/06/38	185,000	187,130
Verizon Communications, Inc. 4.862% 8/21/46	100,000	100,918
Verizon Communications, Inc. 6.550% 9/15/43	357,000	437,880

		3,209,372

Transportation — 0.4%
Asciano Finance Ltd. (d) 4.625% 9/23/20	45,000	46,038
The Kenan Advantage Group, Inc. (d) 7.875% 7/31/23	720,000	738,000

		784,038

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. (d) 2.500% 6/15/19	145,000	144,272

TOTAL CORPORATE DEBT (Cost $86,104,656)		85,527,048

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.2%
State of California BAB 7.550% 4/01/39	$125,000	$190,335
State of California BAB 7.600% 11/01/40	150,000	232,041

		422,376

TOTAL MUNICIPAL OBLIGATIONS (Cost $353,697)		422,376

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%
Automobile ABS — 1.5%
CFC LLC, Series 2014-2A, Class A (d) 1.440% 11/16/20	1,298	1,297
Drive Auto Receivables Trust, Series 2016-BA, Class B (d) 2.560% 6/15/20	13,964	13,965
Flagship Credit Auto Trust, Series 2016-4, Class C (d) 2.710% 11/15/22	300,000	292,609
Flagship Credit Auto Trust, Series 2016-2, Class A2 (d) 3.050% 8/16/21	500,000	499,906
Hertz Vehicle Financing II LP, Series 2018-1A, Class B (d) 3.600% 2/25/24	650,000	644,091
Hertz Vehicle Financing II LP, Series 2018-1A, Class C (d) 4.390% 2/25/24	330,000	326,520
Oscar US Funding Trust II, Series 2015-1A, Class A4 (d) 2.440% 6/15/22	320,000	318,186
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (d) 3.288% 7/15/20	49,678	49,877
Oscar US Funding Trust V, Series 2016-2A, Class A4 (d) 2.990% 12/15/23	600,000	592,102
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (d) 3.300% 5/10/24	150,000	148,492
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	280,000	280,637

		3,167,682

Commercial MBS — 0.8%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	156,140

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	$100,000	$102,255
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, VRN (e) 4.236% 2/10/47	110,000	115,208
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (e) 4.254% 5/10/48	110,000	106,924
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (d) 4.238% 1/10/34	100,000	102,366
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (e) 5.736% 7/10/38	126,102	127,641
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (e) 5.477% 8/15/39	12,329	12,281
VNO Mortgage Trust, Series 2013-PENN, Class A (d) 3.808% 12/13/29	110,000	111,727
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (e) 6.011% 2/15/51	255,613	258,145
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, VRN (e) 3.848% 5/15/48	140,000	137,229
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	112,282
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C, VRN (e) 4.894% 8/15/45	100,000	102,113
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (d) (e) 5.671% 11/15/44	170,000	178,331
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (d) (e) 5.671% 11/15/44	115,000	117,547

		1,740,189

Home Equity ABS — 0.3%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 2.070% 9/25/35	24,151	24,175

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 2.607% 8/25/35	$48,586	$49,041
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850%, FRN 3.627% 4/15/32	11,233	11,262
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.772% 2/25/35	193,391	188,748
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (d) 2.112% 10/25/34	110,295	110,124
MASTR Asset Backed Securities Trust, Series 2005, Class M1, 1 mo. USD LIBOR + .720%, FRN 2.592% 12/25/34	99,504	99,214
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.592% 3/25/35	26,940	27,018
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 2.082% 12/25/35	17,804	17,809
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .705%, FRN 2.577% 8/25/35	14,332	14,367

		541,758

Other ABS — 15.4%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (d) 3.260% 9/15/72	83,738	80,330
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 3.597% 1/25/35	48,377	48,213
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (d) 2.845% 7/20/26	250,000	250,076
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (d) 3.202% 10/15/28	390,000	394,610
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (d) 3.205% 10/20/28	250,000	250,854
Arbys Funding LLC, Series 2015-1A, Class A2 (d) 4.969% 10/30/45	263,925	266,137

	Principal Amount	Value
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.772% 10/25/34	$373,401	$367,832
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (d) 3.338% 12/15/42	150,754	151,829
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (d) 2.854% 1/18/25	250,000	250,113
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (d) 3.237% 8/05/27	445,000	445,758
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (d) 2.995% 7/20/30	330,000	331,628
BCC Funding XIV LLC, Series 2018-1A, Class A1 (d) 2.200% 2/20/19	272,108	271,947
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (d) 2.900% 7/15/26	250,000	250,048
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, STEP (d) 4.213% 12/16/41	463,542	470,734
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (d) 3.164% 7/18/27	305,000	305,772
BlueVirgo Trust, Series 2015-1A, Class NOTE (d) 3.000% 12/15/22	144,471	144,742
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (d) 2.940% 5/25/29	182,384	178,667
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B (d) 3.240% 5/25/29	150,665	146,871
Capital Automotive REIT, Series 2014-1A, Class A (d) 3.660% 10/15/44	100,000	98,602
Capital Automotive REIT, Series 2017-1A, Class A2 (d) 4.180% 4/15/47	158,533	158,942
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (d) 3.053% 8/14/30	250,000	251,601

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CIFC Funding V Ltd., Series 2017-5A, Class A1, FRN (d) (e) 2.543% 11/16/30	$250,000	$251,947
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + .150%, FRN 2.022% 8/25/36	23,288	23,228
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (d) 4.474% 3/20/43	382,613	382,927
CLI Funding V LLC, Series 2014-2A, Class A (d) 3.380% 10/18/29	64,411	63,773
CLI Funding VI LLC, Series 2017-1A, Class A (d) 3.620% 5/18/42	345,048	342,571
CLI Funding VI LLC, Series 2016-1A, Class A (d) 4.210% 2/18/41	415,305	410,127
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	29,473	29,455
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + .670%, FRN 2.542% 10/25/35	440,000	451,039
DB Master Finance LLC, Series 2015-1A, Class A2II (d) 3.980% 2/20/45	388,000	392,481
Diamond Resorts Owner Trust, Series 2013-2, Class A (d) 2.270% 5/20/26	47,868	47,866
Diamond Resorts Owner Trust, Series 2016-1, Class B (d) 3.370% 11/20/28	427,246	416,002
Diamond Resorts Owner Trust, Series 2015-2, Class B (d) 3.540% 5/22/28	55,919	55,304
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (d) 3.484% 10/25/45	412,650	414,142
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (d) 4.118% 7/25/47	169,150	172,395
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (d) 4.474% 10/25/45	609,150	638,954
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (d) 3.550% 11/25/39	177,513	169,240
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (d) 5.800% 7/15/24	11,410	11,397

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (d) 2.730% 4/25/28	$243,708	$239,111
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class B (d) 3.220% 4/25/28	148,602	145,720
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (d) 2.707% 2/19/45	55,657	55,006
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (d) 3.585% 2/19/45	160,000	160,388
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (d) 3.968% 3/19/46	159,554	160,053
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (d) 4.212% 10/15/42	198,759	200,459
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720%, FRN 2.592% 6/25/35	62,073	62,565
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, FRN (d) (e) 2.745% 4/20/31	250,000	250,600
Global SC Finance IV Ltd., Series 2017-1A, Class A (d) 3.850% 4/15/37	266,431	266,225
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, FRN (d) (e) 2.724% 11/28/30	750,000	753,997
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (d) 2.895% 4/25/25	194,499	194,514
Goodgreen Trust, Series 2016-1A, Class A (d) 3.230% 10/15/52	418,131	407,478
Goodgreen Trust, Series 2017-1A, Class A (d) 3.740% 10/15/52	222,689	215,841
Helios Issuer LLC, Series 2017-1A, Class A (d) 4.940% 9/20/49	285,238	290,407
Hercules Capital Funding Trust, Series 2014-1A, Class A (d) 3.524% 4/16/21	64,918	64,918
Hero Funding, Series 2017-3A, Class A1 (d) 3.190% 9/20/48	251,796	248,229
HERO Funding Trust, Series 2016-3A, Class A1 (d) 3.080% 9/20/42	232,024	230,421

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HERO Funding Trust, Series 2017-2A, Class A1 (d) 3.280% 9/20/48	$101,519	$101,373
HERO Funding Trust, Series 2016-4A, Class A2 (d) 4.290% 9/20/47	220,775	225,025
Hilton Grand Vacations Trust, Series 2014-AA, Class A (d) 1.770% 11/25/26	40,477	39,566
Hilton Grand Vacations Trust, Series 2013-A, Class A (d) 2.280% 1/25/26	47,739	47,234
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (d) 3.870% 3/15/58	83,729	84,659
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230%, FRN 2.102% 7/25/36	55,894	55,808
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A (d) 4.212% 12/15/42	430,760	429,957
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (d) 4.300% 1/15/42	435,729	442,552
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (d) 3.145% 10/20/29	480,000	485,518
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (d) 3.225% 10/25/29	250,000	253,471
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (d) 2.865% 7/20/26	500,000	500,265
Marble Point CLO XI Ltd., Series 2017-2A, Class A, FRN (d) (e) 2.793% 12/18/30	250,000	251,558
Mariner Finance Issuance Trust, Series 2017-AA, Class A (d) 3.620% 2/20/29	320,000	324,220
Marlette Funding Trust, Series 2016-1A, Class A (d) 3.060% 1/17/23	122,202	122,329
Marlette Funding Trust, Series 2017-2A, Class B (d) 3.190% 7/15/24	140,000	139,454
Miramax LLC, Series 2014-1A, Class A2 (d) 3.340% 7/20/26	257,904	256,951

	Principal Amount	Value
Mosaic Solar Loans LLC, Series 2017-1A, Class A (d) 4.450% 6/20/42	$81,925	$83,582
MP CLO III Ltd., Series 2013-1A, Class AR, FRN (d) (e) 2.995% 10/20/30	250,000	251,848
MVW Owner Trust, Series 2013-1A, Class A (d) 2.150% 4/22/30	43,844	43,265
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (d) 3.610% 2/20/21	68,512	68,452
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (d) 2.575% 10/15/49	1,800,000	1,781,500
NP SPE II LLC, Series 2017-1A, Class A2 (d) 4.219% 10/21/47	380,000	375,164
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (d) 3.107% 12/15/50	470,000	467,907
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (d) 2.833% 10/16/51	1,700,000	1,646,810
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (d) 2.865% 4/20/25	168,678	168,732
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (d) 3.249% 8/15/29	480,000	486,960
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (d) 4.210% 5/17/20	120,000	120,063
Orange Lake Timeshare Trust, Series 2014-AA, Class A (d) 2.290% 7/09/29	28,778	28,072
Orange Lake Timeshare Trust, Series 2016-A, Class B (d) 2.910% 3/08/29	156,280	150,771
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 mo. USD LIBOR + .930%, FRN 2.802% 3/25/36	1,750	1,751
Oxford Finance Funding Trust, Series 2014-1A, Class A (d) 3.475% 12/15/22	99,392	98,383
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .750%, FRN 2.622% 7/25/35	45,095	45,384

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%, FRN 2.352% 8/25/35	$75,877	$76,040
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%, FRN 2.152% 5/25/36	62,297	62,228
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + .250%, FRN (d) 2.122% 2/25/37	23,406	23,362
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (d) 3.225% 2/20/30	250,000	251,755
RR 3 Ltd., Series 2018-3A, Class A1R2, FRN (d) (e) 2.802% 1/15/30	500,000	502,380
Seneca Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (d) 2.851% 7/17/26	250,000	250,037
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (d) 3.080% 9/20/32	30,201	30,027
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class B (d) 3.670% 3/21/33	80,321	80,660
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A (d) 2.580% 9/20/32	68,639	67,738
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (d) 3.020% 6/20/32	40,661	40,474
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (d) 3.050% 12/26/25	192,665	192,427
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (d) 3.060% 9/25/28	979,170	977,637
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (d) 3.260% 8/25/25	526,381	526,723
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (d) 3.280% 2/25/26	384,066	385,399
Spirit Master Funding LLC, Series 2014-4A, Class A1 (d) 3.501% 1/20/45	109,728	109,567
SpringCastle America Funding LLC, Series 2016-AA, Class A (d) 3.050% 4/25/29	266,710	266,330

	Principal Amount	Value
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (d) 2.750% 11/15/49	$710,000	$710,949
Store Master Funding LLC, Series 2013-3A, Class A1 (d) 4.240% 11/20/43	111,647	111,226
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (d) 4.190% 1/15/71	307,841	297,608
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (d) 2.911% 10/17/26	300,000	300,070
Taco Bell Funding LLC, Series 2016-1A, Class A2I (d) 3.832% 5/25/46	474,000	476,685
Taco Bell Funding LLC, Series 2016-1A, Class A23 (d) 4.970% 5/25/46	434,500	458,397
TAL Advantage LLC, Series 2014-2A, Class A1 (d) 1.700% 5/20/39	5,825	5,825
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (d) 3.202% 10/13/29	320,000	324,309
Textainer Marine Containers Ltd., Series 2017-2A, Class A (d) 3.520% 6/20/42	216,550	214,359
Textainer Marine Containers V Ltd., Series 2017-1A, Class A (d) 3.720% 5/20/42	279,777	279,237
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (d) 3.477% 12/15/20	230,000	230,964
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 (d) 3.736% 8/15/47	140,000	135,634
Triton Container Finance IV LLC, Series 2017-2A, Class A (d) 3.620% 8/20/42	559,401	554,545
Triton Container Finance VI LLC, Series 2017-1A, Class A (d) 3.520% 6/20/42	176,351	174,940
VSE VOI Mortgage LLC, Series 2016-A, Class B (d) 2.740% 7/20/33	83,454	81,764
Welk Resorts LLC, Series 2017-AA, Class B (d) 3.410% 6/15/33	229,729	224,560
Wendy’s Funding LLC, Series 2015-1A, Class A2II (d) 4.080% 6/15/45	321,750	328,658

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wendy’s Funding LLC, Series 2015-1A, Class A23 (d) 4.497% 6/15/45	$341,250	$348,069
Westgate Resorts LLC, Series 2014-1A, Class A (d) 2.150% 12/20/26	67,770	67,224
Westgate Resorts LLC, Series 2017-1A, Class A (d) 3.050% 12/20/30	209,602	207,918

		32,288,395

Student Loans ABS — 10.1%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (d) 2.972% 12/27/44	465,357	466,473
Access Group, Inc., Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 2.394% 8/25/37	572,073	548,782
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 3.372% 7/25/58	130,000	115,860
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	397,650	392,538
AccessLex Institute, Series 2005-1, Class B, 3 mo. USD LIBOR + .570%, FRN 2.858% 9/22/37	364,756	350,404
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	23,541	22,208
Commonbond Student Loan Trust, Series 2017-AGS, Class C (d) 5.280% 5/25/41	450,000	452,183
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (d) 2.500% 1/25/30	155,868	143,933
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (d) 2.890% 6/25/40	225,215	221,833
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (d) 3.060% 7/25/31	102,529	102,422
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (d) 3.070% 10/25/44	640,274	642,835
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (d) 3.531% 10/27/31	91,776	94,639

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (d) 2.720% 1/25/41	$236,078	$231,456
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (d) 3.922% 2/26/35	226,194	235,160
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (d) 3.222% 7/26/66	495,489	502,016
EdLinc Student Loan Funding Trust, Series 2017-A, Class A (Acquired 12/22/17, Cost $595,828), FRN (a) (d) (e) (g) 3.350% 12/01/47	577,503	572,918
KeyCorp Student Loan Trust, Series 2004-A, Class 2B, 3 mo. USD LIBOR + .530%, FRN 2.290% 1/27/42	44,533	44,540
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900%, FRN 2.844% 11/25/36	42,311	42,345
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (d) (e) 2.592% 3/25/67	650,000	650,992
Navient Student Loan Trust, Series 2017-5A, Class A, FRN (d) (e) 2.672% 7/26/66	368,293	370,630
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (d) 3.022% 7/26/66	400,000	410,879
Navient Student Loan Trust, Series 2018-1A, Class B, FRN (d) (e) 3.072% 3/25/67	250,000	249,997
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (d) 3.172% 3/25/66	1,030,000	1,070,651
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (d) 3.600% 12/26/40	166,058	161,195
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (d) 3.622% 12/26/40	148,258	148,539
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.925% 6/25/41	176,231	161,510

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS, FRN 2.594% 3/22/32	$150,000	$141,039
Nelnet Student Loan Trust, Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (d) 2.621% 6/25/42	150,000	141,005
Nelnet Student Loan Trust, Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (d) 2.872% 11/25/36	200,000	186,017
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 3.121% 6/25/41	100,000	92,968
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 3.121% 10/25/47	440,000	421,078
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 3.372% 5/26/54	100,000	96,648
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (d) 3.372% 4/25/45	130,000	120,719
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (d) 2.822% 11/25/65	478,658	481,935
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 2.170% 7/15/36	190,000	181,613
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	100,000	96,661
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.895% 4/25/40	147,940	135,311
SLM Student Loan Trust, Series 2006-7, Class B, ABS, FRN, 3 mo. USD LIBOR + .200%, FRN 1.945% 1/27/42	407,541	386,728
SLM Student Loan Trust, Series 2006-4, Class B, 3 mo. USD LIBOR + .200%, FRN 1.945% 1/25/70	210,279	200,725

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.955% 10/25/40	$178,576	$169,099
SLM Student Loan Trust, Series 2005-6, Class B, ABS, FRN, 3 mo. USD LIBOR + .290%, FRN 2.035% 1/25/44	432,011	411,623
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 2.041% 1/25/41	112,470	107,348
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 2.215% 10/25/64	144,580	135,737
SLM Student Loan Trust, Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550%, FRN (d) 2.295% 10/25/64	700,000	695,263
SLM Student Loan Trust, Series 2005-9, Class A7A, 3 mo. EURIBOR + .600%, FRN 2.341% 1/25/41	570,000	573,487
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (d) 2.345% 10/25/65	2,610,000	2,600,245
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 6/25/43	310,000	305,566
SLM Student Loan Trust, Series 2013-1, Class B,, 1 mo. USD LIBOR + 1.800%, FRN 3.672% 11/25/70	381,000	391,440
SLM Student Loan Trust, Series 2002-7, Class A11, 28 day ARS, FRN 4.080% 3/15/28	100,000	100,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 day ARS, FRN 5.073% 12/15/39	600,000	599,616
SMB Private Education Loan Trust, Series 2016-B, Class A2A (d) 2.430% 2/17/32	228,000	222,771
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750) (a) (d) (g) 0.000% 3/25/33	200	350,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2018-A, Class R1 (Acquired 1/22/18, Cost $718,200) (a) (d) (g) 0.000% 2/25/42	$1,000,000	$718,200
SoFi Professional Loan Program LLC, Series 2017-D, Class R1 (Acquired 7/19/17, Cost $565,900) (a) (d) (g) 0.000% 9/25/40	1,000,000	575,000
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (d) 2.490% 1/25/36	250,000	244,741
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (d) 2.740% 10/25/32	300,000	296,801
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (d) 3.020% 10/25/27	30,819	30,732
SoFi Professional Loan Program LLC, Series 2017-D, Class BFX (d) 3.610% 9/25/40	500,000	495,434
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (d) 3.622% 8/25/36	85,151	87,793
SoFi Professional Loan Program LLC, Series 2017-C, Class C, VRN (d) (e) 4.210% 7/25/40	180,000	174,271
SoFi Professional Loan Program LLC, Series 2017-A, Class C, VRN (d) (e) 4.430% 3/26/40	170,000	168,901
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.164% 8/01/35	550,000	536,904
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 1/25/36	143,312	144,558

		21,274,915

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN (e) 3.800% 8/25/34	29,994	30,339
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (e) 3.718% 2/25/34	10,494	10,719
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (e) 3.887% 9/25/33	4,210	3,920
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (e) 3.596% 8/25/34	4,861	4,866

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (e) 3.333% 8/25/34	$29,317	$28,800
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (d) (e) 3.500% 1/25/47	499,654	487,052
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (e) 3.524% 2/25/34	2,085	1,937
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (e) 3.627% 7/25/33	1,852	1,919
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (e) 3.500% 2/25/34	117	125
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $210,000), FRN (a) (d) (e) (g) 4.722% 2/25/23	210,000	210,793
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (e) 3.696% 3/25/34	14,989	15,186
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.683% 4/25/44	40,718	41,348

		837,004

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $59,644,640)		59,849,943

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	100,000	104,050
Colombia Government International Bond 6.125% 1/18/41	440,000	507,100
Mexico Government International Bond 6.750% 9/27/34	375,000	466,380
Mexico Government International Bond 4.750% 3/08/44	554,000	538,765

		1,616,295

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,656,956)		1,616,295

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 21.0%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	$203,006	$202,823
Series 4290, Class CA 3.500% 12/15/38	132,513	134,345
Series 2617, Class Z 5.500% 5/15/33	111,673	121,867
Series 2693, Class Z 5.500% 10/15/33	202,723	215,812
Series 3423, Class PB 5.500% 3/15/38	55,764	59,705
Series 2178, Class PB 7.000% 8/15/29	12,656	13,887
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	104,263	106,280
Series 2014-48, Class AB 4.000% 10/25/40	185,827	190,727
Series 2007-32, Class Z 5.500% 4/25/37	86,700	92,975
Series 2010-60, Class HJ 5.500% 5/25/40	43,902	46,365
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	53,670	57,203

		1,241,989

Pass-Through Securities — 20.2%
Federal Home Loan Mortgage Corp. Pool #Q42045 3.500% 7/01/46	110,953	111,955
Pool #Q41916 3.500% 7/01/46	280,156	282,684
Pool #Q44275 3.500% 11/01/46	229,927	232,002
Pool #Q44277 3.500% 11/01/46	52,369	52,760
Pool #Q52216 3.500% 11/01/47	687,139	689,152
Pool #Q52868 3.500% 12/01/47	944,819	947,587
Pool #V83763 3.500% 12/01/47	2,249,888	2,256,479
Pool #V83655 3.500% 12/01/47	1,845,599	1,851,006
Pool #V83886 3.500% 1/01/48	1,791,680	1,796,789
Pool #G61307 3.500% 2/01/48	1,271,581	1,278,386

	Principal Amount	Value
Pool #Q47730 4.000% 4/01/47	$250,670	$259,238
Pool #Q47742 4.000% 4/01/47	213,656	220,959
Pool #Q52834 4.000% 12/01/47	258,904	265,852
Pool #V83796 4.000% 12/01/47	2,809,106	2,884,491
Pool #V83764 4.000% 12/01/47	1,186,032	1,220,640
Pool #C03537 4.500% 8/01/40	181,950	192,533
Pool #G06057 4.500% 10/01/40	159,949	169,077
Pool #G60485 4.500% 10/01/41	181,201	191,485
Pool #G60172 4.500% 9/01/43	200,745	212,609
Pool #Q48208 4.500% 5/01/47	142,798	150,055
Pool #Q48869 4.500% 6/01/47	1,328,344	1,393,360
Pool #G11476 5.000% 11/01/18	1,503	1,509
Pool #B16010 5.000% 8/01/19	134	136
Pool #B17058 5.000% 9/01/19	431	439
Pool #B18677 5.000% 1/01/20	159	162
Pool #G01311 7.000% 9/01/31	1,065	1,218
Pool #C80207 7.500% 9/01/24	813	896
Pool #C00530 7.500% 7/01/27	861	976
Pool #C00563 7.500% 11/01/27	2,966	3,367
Pool #C00612 7.500% 4/01/28	186	211
Pool #C55867 7.500% 2/01/30	3,701	4,135
Federal National Mortgage Association Pool #AR3007 3.000% 2/01/43	229,865	226,148
Pool #725692 1 year CMT + 2.140%, FRN 3.225% 10/01/33	66,844	70,169
Pool #888586 1 year CMT + 2.210%, FRN 3.302% 10/01/34	149,990	157,737
Pool #AS1304 3.500% 12/01/28	260,366	266,224

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AV1897 3.500% 12/01/28	$42,653	$43,613
Pool #AV2325 3.500% 12/01/28	135,054	138,093
Pool #BF0196 3.500% 2/01/41	317,917	321,941
Pool #CA0770 3.500% 11/01/47	1,897,223	1,902,559
Pool #CA1073 3.500% 1/01/48	2,113,151	2,118,929
Pool #MA3287 3.500% 2/01/48	1,020,520	1,015,896
Pool #AX0120 4.000% 9/01/39	96,000	98,932
Pool #CA0181 4.000% 8/01/47	2,160,297	2,217,680
Pool #BH9008 4.000% 8/01/47	49,537	50,853
Pool #BH9011 4.000% 9/01/47	213,373	219,041
Pool #CA0620 4.000% 10/01/47	195,662	200,874
Pool #BF0094 4.000% 5/01/56	1,106,119	1,137,833
Pool #BF0105 4.000% 6/01/56	554,311	570,204
Pool #AH6787 4.500% 3/01/41	148,624	157,379
Pool #735010 5.000% 11/01/19	21,813	22,107
Pool #AD6437 5.000% 6/01/40	87,890	95,028
Pool #AD6996 5.000% 7/01/40	571,669	617,470
Pool #AL8173 5.000% 2/01/44	231,121	249,493
Pool #575579 7.500% 4/01/31	8,056	9,265
Pool #535996 7.500% 6/01/31	1,072	1,235
Federal National Mortgage Association TBA(f) Pool #11192 4.000% 5/30/44	2,075,000	2,129,145
Government National Mortgage Association Pool #783896 3.500% 5/15/44	392,929	397,872
Pool #BF1053 3.500% 12/15/47	348,418	351,930
Pool #BF1120 3.500% 1/15/48	348,948	352,465
Pool #AV1854 3.500% 1/15/48	373,894	377,662

	Principal Amount	Value
Pool #BF1214 3.500% 2/15/48	$299,548	$302,567
Pool #BF1245 3.500% 2/15/48	299,537	302,556
Pool #579140 6.500% 1/15/32	784	886
Pool #587280 6.500% 9/15/32	1,134	1,273
Pool #550659 6.500% 9/15/35	72,566	82,613
Pool #538689 6.500% 12/15/35	16,379	18,676
Pool #780651 7.000% 10/15/27	1,228	1,383
Pool #462384 7.000% 11/15/27	582	654
Pool #482668 7.000% 8/15/28	989	1,124
Pool #506804 7.000% 5/15/29	6,044	6,727
Pool #506914 7.000% 5/15/29	3,809	3,929
Pool #581417 7.000% 7/15/32	1,942	2,229
Pool #423836 8.000% 8/15/26	906	1,035
Pool #444619 8.000% 3/15/27	7,250	8,228
Government National Mortgage Association II Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	41,305	42,919
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	53,999	56,111
Pool #784026 3.500% 12/20/44	435,251	440,318
Pool #BC4641 3.500% 9/20/47	445,873	449,670
Pool #MA4778 3.500% 10/20/47	221,297	223,596
Pool #BC4885 3.500% 11/20/47	695,533	702,108
Pool #BE4328 3.500% 12/20/47	323,363	326,117
Pool #BD6940 3.500% 12/20/47	422,990	426,592
Pool #BD3899 3.500% 1/20/48	843,419	850,601
Pool #BE6487 3.500% 1/20/48	199,395	201,092
Pool #BD6461 3.500% 1/20/48	378,837	382,063
Pool #BF1119 3.500% 1/20/48	573,206	578,088

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BF1269 3.500% 2/20/48	$299,532	$302,082
Pool #AC2985 4.000% 10/20/47	124,131	127,608
Government National Mortgage Association II TBA Pool #304 3.500% 6/30/45 (f)	1,325,000	1,337,732
Pool #1235 4.000% 3/02/45 (f)	2,075,000	2,133,035
Pool #1019 4.500% 9/30/42 (f)	950,000	988,074

		42,491,611

Whole Loans — 0.2%
Fannie Mae Connecticut Avenue Securities, Series 2018-C02, Class 2M2 FRN 4.072% 8/25/30 (e)	160,000	160,103
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M2 FRN 4.154% 9/25/30 (e)	214,000	214,150

		374,253

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $44,906,344)		44,107,853

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Bonds & Notes — 3.8%
U.S. Treasury Bond 2.500% 5/15/46	500,000	454,726
U.S. Treasury Bond (h) 3.500% 2/15/39	875,000	961,270
U.S. Treasury Inflation Index 0.500% 1/15/28	2,000,020	1,964,262
U.S. Treasury Note 1.625% 11/30/20	2,500,000	2,452,173
U.S. Treasury Note 1.625% 8/31/22	1,700,000	1,635,868
U.S. Treasury Note 2.250% 8/15/27	650,000	623,283

		8,091,582

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,120,244)		8,091,582

TOTAL BONDS & NOTES (Cost $200,786,537)		199,615,097

TOTAL PURCHASED OPTIONS (#) — 1.2% (Cost $2,504,186)		2,442,086

	Number of Shares	Value
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b) (c)	150	$3,779

TOTAL WARRANTS (Cost $0)		3,779

TOTAL LONG-TERM INVESTMENTS (Cost $203,542,755)		202,328,869

	Principal Amount
SHORT-TERM INVESTMENTS — 8.2%
Commercial Paper — 8.2%
FMC Technologies, Inc. (d) 2.386% 4/12/18	$2,000,000	1,998,374
Fortive Corp. (d) 2.395% 4/12/18	1,000,000	999,187
HP, Inc. (d) 2.540% 4/24/18	2,000,000	1,997,297
Hyundai Capital America (d) 1.883% 4/04/18	2,000,000	1,999,326
McCormick & Co. (d) 1.884% 4/19/18	2,000,000	1,997,548
Nasdaq, Inc. (d) 2.510% 4/26/18	1,000,000	998,357
Southern Co. Gas Capital (d) 2.538% 4/19/18	1,500,000	1,498,117
Spectra Energy Partners (d) 2.438% 4/19/18	2,000,000	1,997,489
Walgreens Boots Alliance, Inc. 2.006% 4/16/18	2,000,000	1,997,874
WPP CP LLC (d) 2.437% 4/04/18	1,650,000	1,649,444

		17,133,013

TOTAL SHORT-TERM INVESTMENTS (Cost $17,134,528)		17,133,013

TOTAL INVESTMENTS — 104.5% (Cost $220,677,283) (i)		219,461,882

Other Assets/(Liabilities) — (4.5)%		(9,406,630)

NET ASSETS — 100.0%		$210,055,252

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Abbreviation Legend (continued)

BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $4,586 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $83,767,180 or 39.88% of net assets.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $2,426,911 or 1.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

(#) The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty*	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	8,070,000	USD 8,070,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$403,438	$336,982	$(66,456)
Credit Suisse International	8,910,000	USD 8,910,000	1/31/33	Receive	3-Month USD LIBOR BBA 15 Year Swaption, Underlying swap terminates 2/2/43, Strike 2.61	427,680	415,298	(12,382)

						831,118	752,280	(78,838)

Put
Barclays Bank PLC	16,440,000	USD 16,440,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$821,885	$854,474	$32,589
Credit Suisse International	17,770,000	USD 17,770,000	1/31/33	Pay	3-Month USD LIBOR BBA 15 Year Swaption, Underlying swap terminates 2/2/43, Strike 3.11	851,183	835,332	(15,851)

						1,673,068	1,689,806	16,738

						$2,504,186	$2,442,086	$(62,100)

*	Contracts are subject to a Master Netting Agreement.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Forward contracts at March 31, 2018:

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
ARS	3,082,240	Bank of America N.A.*	2/12/19	$128,000	$3,198
EUR	43,393	Bank of America N.A.*	4/17/18	54,285	(843)
ILS	84,628	Bank of America N.A.*	4/17/18	24,000	148
KRW	111,934,800	Bank of America N.A.*	4/24/18	104,945	147
SEK	841,069	Bank of America N.A.*	4/17/18	102,612	(1,790)

				413,842	860

MYR	1,053,403	Barclays Bank PLC*	4/24/18	266,555	5,579

ARS	2,643,200	BNP Paribas SA*	6/15/18	128,000	(1,596)
BRL	417,792	BNP Paribas SA*	4/10/18	128,000	(1,527)
RUB	6,155,180	BNP Paribas SA*	4/17/18	106,445	828

				362,445	(2,295)

CHF	125,985	Goldman Sachs International*	4/17/18	136,886	(4,964)
EGP	1,846,588	Goldman Sachs International*	4/17/18	103,133	1,195
JPY	28,099,380	Goldman Sachs International*	4/24/18	254,848	9,546
TRY	1,203,574	Goldman Sachs International*	4/17/18	310,435	(6,737)

				805,302	(960)

ARS	3,023,760	JP Morgan Chase Bank N.A.*	2/12/19	129,000	(291)
AUD	130,055	JP Morgan Chase Bank N.A.*	4/24/18	103,000	(3,111)
EUR	533,427	JP Morgan Chase Bank N.A.*	4/17/18	664,994	(8,038)
GHS	452,880	JP Morgan Chase Bank N.A.*	4/17/18	96,357	5,477
INR	3,197,642	JP Morgan Chase Bank N.A.*	4/24/18	49,000	(96)
KZT	86,692,000	JP Morgan Chase Bank N.A.*	4/24/18	265,916	4,462
MXN	9,539,216	JP Morgan Chase Bank N.A.*	4/10/18	483,979	40,174
NGN	53,883,000	JP Morgan Chase Bank N.A.*	4/17/18	148,643	531
PEN	660,100	JP Morgan Chase Bank N.A.*	4/10/18	205,000	(438)

				2,145,889	38,670

				$3,994,033	$41,854

Contracts to Deliver
ARS	2,643,200	Bank of America N.A.*	6/15/18	$122,370	$(4,034)
CHF	125,985	Bank of America N.A.*	4/17/18	129,101	(2,821)
CLP	33,489,300	Bank of America N.A.*	4/10/18	55,185	(272)
ILS	538,975	Bank of America N.A.*	4/17/18	157,137	3,346
INR	9,936,005	Bank of America N.A.*	4/24/18	154,047	2,088
KZT	86,692,000	Bank of America N.A.*	4/24/18	266,309	(4,069)

				884,149	(5,762)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Deliver (Continued)
CLP	89,339,400	Goldman Sachs International*	4/10/18		$ 149,499	$1,557
CNH	305,496	Goldman Sachs International*	4/24/18		48,000	(666)
EUR	9,828	Goldman Sachs International*	4/17/18		11,784	(320)
NZD	149,057	Goldman Sachs International*	4/24/18		108,834	1,115
TRY	603,526	Goldman Sachs International*	4/17/18		154,000	1,712

					472,117	3,398

CNH	1,329,685	JP Morgan Chase Bank N.A.*	4/24/18		206,003	(5,816)
INR	3,296,895	JP Morgan Chase Bank N.A.*	4/24/18		51,000	578
JPY	13,878,380	JP Morgan Chase Bank N.A.*	4/24/18		126,000	(4,585)
KES	7,594,142	JP Morgan Chase Bank N.A.*	4/17/18		73,436	(1,609)
KES	3,000,911	JP Morgan Chase Bank N.A.*	5/09/18		29,065	(481)
KRW	111,934,800	JP Morgan Chase Bank N.A.*	4/24/18		104,775	(317)

					590,279	(12,230)

					$ 1,946,545	$(14,594)

Cross Currency Forwards
CZK	2,266,775	Goldman Sachs International*	4/17/18	EUR	89,145	$84
HUF	54,114,000	Goldman Sachs International*	4/17/18	EUR	174,607	(1,709)
PLN	1,725,066	Goldman Sachs International*	4/17/18	EUR	411,812	(3,182)

						$(4,807)

EUR	96,000	JP Morgan Chase Bank N.A.*	4/17/18	HUF	29,664,000	$1,288

						$(3,519)

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	6/20/18	86	$13,378,695	$421,617
U.S. Treasury Note 2 Year	6/29/18	117	24,868,681	6,616
U.S. Treasury Note 5 Year	6/29/18	87	9,911,477	46,625

				$474,858

Futures Contracts — Short
U.S. Treasury Long Bond	6/20/18	24	$(3,441,672)	$(77,329)
U.S. Treasury Ultra 10 Year	6/20/18	29	(3,708,024)	(57,898)

				$(135,227)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps*
Goldman Sachs International	USD	450,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(66,575)	$278	$(66,297)
Goldman Sachs International	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(9,409)	(11,217)	(20,626)
Goldman Sachs International	USD	380,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(23,077)	(32,908)	(55,985)

							$(99,061)	$(43,847)	$(142,908)

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedis
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	82.6%
Cayman Islands	5.2%
Canada	1.7%
Netherlands	1.7%
Ireland	1.3%
Mexico	1.2%
United Kingdom	0.6%
France	0.5%
Bermuda	0.3%
Luxembourg	0.3%
Colombia	0.2%
Sweden	0.2%
Switzerland	0.1%
Panama	0.1%
Spain	0.1%
United States Virgin Islands	0.1%
Germany	0.1%
Brazil	0.0%
Australia	0.0%

Total Long-Term Investments	96.3%
Short-Term Investments and Other Assets and Liabilities	3.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	329,969	$9,899

TOTAL COMMON STOCK (Cost $63,490)		9,899

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Agriculture — 0.4%
Pinnacle Agriculture Holdings LLC	2,011,244	2,011,244

TOTAL PREFERRED STOCK (Cost $1,282,342)		2,011,244

TOTAL EQUITIES (Cost $1,345,832)		2,021,143

	Principal Amount
BONDS & NOTES — 96.9%

BANK LOANS — 4.6%
Foods — 0.1%
Del Monte Foods, Inc., 1st Lien Term Loan 3 mo. LIBOR + 3.250% VRN 7.000% 2/18/21	$660,974	562,297

Health Care – Services — 1.5%
Centene Corp., Bridge Term Loan VRN (a) (b) (c) (g) 3.500% 9/13/18	7,000,000	6,981,100

Oil & Gas — 2.1%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 3 mo. LIBOR + 7.500% VRN 9.678% 4/15/20	5,254,429	4,656,737
Fieldwood Energy LLC, DIP Delayed Draw Term Loan Unfunded + 1.000% VRN (g) 1.000% 8/14/18	182,816	177,332
Fieldwood Energy LLC, New 1st Lien Term Loan 1 mo. LIBOR + 7.000% VRN 8.877% 8/31/20	2,255,879	2,237,087
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 3 mo. LIBOR + 7.125% VRN 9.002% 9/30/20	1,286,561	1,222,233
Fieldwood Energy LLC, 2nd Lien Term Loan 1 mo. LIBOR + 7.125% VRN 9.002% 9/30/20	2,963,034	592,607

	Principal Amount	Value
Gulf Finance LLC, Term Loan B 3 mo. LIBOR + 5.250% VRN 7.560% 8/25/23	$1,558,434	$1,431,811

		10,317,807

Software — 0.9%
Almonde, Inc., USD 2nd Lien Term Loan 3 mo. LIBOR + 7.250% VRN 9.234% 6/13/25	4,233,302	4,188,979

TOTAL BANK LOANS (Cost $23,753,168)		22,050,183

CORPORATE DEBT — 92.3%
Aerospace & Defense — 2.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.375% 12/15/25	2,754,000	2,767,770
Moog, Inc. (d) 5.250% 12/01/22	948,000	971,700
TransDigm, Inc. 6.375% 6/15/26	4,226,000	4,257,695
Triumph Group, Inc. 4.875% 4/01/21	1,501,000	1,467,227
Triumph Group, Inc. 5.250% 6/01/22	336,000	325,920
Triumph Group, Inc. 7.750% 8/15/25	1,700,000	1,742,500

		11,532,812

Agriculture — 0.6%
Pinnacle Operating Corp. (d) 9.000% 5/15/23	2,930,270	2,754,454

Airlines — 1.4%
American Airlines Group, Inc. (d) 5.500% 10/01/19	6,758,000	6,914,448

Apparel — 0.3%
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,384,268

Auto Manufacturers — 2.2%
Deck Chassis Acquisition, Inc. (d) 10.000% 6/15/23	6,676,000	7,226,770
JB Poindexter & Co., Inc. (d) 9.000% 4/01/22	3,232,000	3,333,000

		10,559,770

Auto Parts & Equipment — 0.9%
Allison Transmission, Inc. (d) 5.000% 10/01/24	727,000	720,639
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	1,505,000	1,463,612

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Automotive Components Group SA (d) 9.125% 6/01/18	$2,196,000	$2,077,965

		4,262,216

Building Materials — 1.9%
James Hardie International Finance DAC (d) 4.750% 1/15/25	702,000	687,960
James Hardie International Finance DAC (d) 5.000% 1/15/28	2,402,000	2,329,940
Louisiana-Pacific Corp. 4.875% 9/15/24	2,102,000	2,107,255
Standard Industries, Inc. (d) 4.750% 1/15/28	4,491,000	4,225,806

		9,350,961

Chemicals — 3.9%
A Schulman, Inc. STEP 6.875% 6/01/23	4,148,000	4,376,140
The Chemours Co. 5.375% 5/15/27	746,000	747,865
The Chemours Co. 7.000% 5/15/25	1,424,000	1,537,920
Consolidated Energy Finance SA (d) 6.750% 10/15/19	3,192,000	3,227,910
Consolidated Energy Finance SA (d) 6.875% 6/15/25	2,225,000	2,330,687
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (d) 8.375% 12/01/22	3,800,000	3,876,000
Platform Specialty Products Corp. (d) 5.875% 12/01/25	2,033,000	1,987,258
Platform Specialty Products Corp. (d) 6.500% 2/01/22	864,000	878,040

		18,961,820

Coal — 1.8%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. (d) 7.500% 5/01/25	3,803,000	3,993,150
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (d) 7.500% 6/15/25	3,410,000	3,512,300
Warrior Met Coal, Inc. (d) 8.000% 11/01/24	1,257,000	1,278,997

		8,784,447

Commercial Services — 4.3%
Booz Allen Hamilton, Inc. (d) 5.125% 5/01/25	2,403,000	2,342,925

	Principal Amount	Value
Cardtronics, Inc./Cardtronics USA, Inc. (d) 5.500% 5/01/25	$1,939,000	$1,827,508
CSVC Acquisition Corp. (d) 7.750% 6/15/25	1,590,000	1,375,350
The Hertz Corp. (d) 7.625% 6/01/22	4,157,000	4,219,355
KAR Auction Services, Inc. (d) 5.125% 6/01/25	2,200,000	2,189,000
Prime Security Services Borrower LLC/Prime Finance, Inc. (d) 9.250% 5/15/23	4,084,000	4,425,749
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	2,145,000	2,118,187
United Rentals North America, Inc. 4.625% 10/15/25	887,000	862,608
United Rentals North America, Inc. 4.875% 1/15/28	1,303,000	1,257,395

		20,618,077

Computers — 0.7%
Dell International LLC/EMC Corp. (d) 7.125% 6/15/24	1,319,000	1,410,631
Dell, Inc. 6.500% 4/15/38	1,907,000	1,904,616

		3,315,247

Diversified Financial Services — 4.6%
Aircastle Ltd. 4.125% 5/01/24	2,965,000	2,905,700
Aircastle Ltd. 5.000% 4/01/23	269,000	277,406
Aircastle Ltd. 5.500% 2/15/22	269,000	280,433
Alliance Data Systems Corp. (d) 5.875% 11/01/21	5,000,000	5,100,000
Ally Financial, Inc. 3.250% 11/05/18	500,000	500,625
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,653,500
LPL Holdings, Inc. (d) 5.750% 9/15/25	4,000,000	3,948,800
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (d) 6.750% 6/01/25	2,168,000	2,165,290
VFH Parent LLC/Orchestra Co-Issuer, Inc. (d) 6.750% 6/15/22	3,980,000	4,203,875

		22,035,629

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.5%
NextEra Energy Operating Partners LP (d) 4.250% 9/15/24	$707,000	$685,790
NRG Energy, Inc. 6.625% 1/15/27	1,712,000	1,750,520
NRG Energy, Inc. 7.250% 5/15/26	4,738,000	5,011,856

		7,448,166

Engineering & Construction — 0.9%
New Enterprise Stone & Lime Co., Inc. (d) 6.250% 3/15/26	484,000	484,605
Zachry Holdings, Inc. (d) 7.500% 2/01/20	3,639,000	3,666,293

		4,150,898

Entertainment — 0.6%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26	1,171,000	1,150,507
AMC Entertainment Holdings, Inc. (d) 6.125% 5/15/27	269,000	264,992
Boyne USA, Inc. (d) (e) 7.250% 5/01/25	632,000	648,590
WMG Acquisition Corp. (d) 5.000% 8/01/23	634,000	634,793

		2,698,882

Environmental Controls — 0.1%
Waste Pro USA, Inc. (d) 5.500% 2/15/26	370,000	365,375

Foods — 4.2%
C&S Group Enterprises LLC (d) 5.375% 7/15/22	4,365,000	4,113,445
JBS USA LUX SA/JBS USA Finance, Inc. (d) 5.875% 7/15/24	2,234,000	2,178,820
JBS USA LUX SA/JBS USA Finance, Inc. (d) 6.750% 2/15/28	2,911,000	2,794,560
KeHE Distributors LLC/KeHE Finance Corp. (d) 7.625% 8/15/21	3,250,000	3,176,875
Pilgrim’s Pride Corp. (d) 5.750% 3/15/25	884,000	858,461
Pilgrim’s Pride Corp. (d) 5.875% 9/30/27	3,425,000	3,227,378
Post Holdings, Inc. (d) 5.500% 3/01/25	1,088,000	1,071,680
Post Holdings, Inc. (d) 5.625% 1/15/28	1,641,000	1,567,155
Post Holdings, Inc. (d) 5.750% 3/01/27	1,346,000	1,339,270

		20,327,644

	Principal Amount	Value
Forest Products & Paper — 0.0%
Appvion, Inc. (d) 9.000% 6/01/20	$5,428,000	$543

Gas — 0.7%
LBC Tank Terminals Holding Netherlands BV (d) 6.875% 5/15/23	3,188,000	3,275,670

Hand & Machine Tools — 0.6%
Apex Tool Group LLC / BC Mountain Finance, Inc. (d) 9.000% 2/15/23	2,743,000	2,736,143

Health Care – Products — 3.4%
Avantor, Inc. (d) 6.000% 10/01/24	2,323,000	2,311,385
Avantor, Inc. (d) 9.000% 10/01/25	4,981,000	4,906,285
Halyard Health, Inc. 6.250% 10/15/22	3,824,000	3,919,600
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (d) 6.625% 5/15/22	4,759,000	4,640,025
Teleflex, Inc. 4.625% 11/15/27	666,000	641,032

		16,418,327

Health Care – Services — 2.7%
CHS/Community Health Systems, Inc. 6.250% 3/31/23	1,623,000	1,495,189
HCA, Inc. 4.500% 2/15/27	1,500,000	1,447,500
HCA, Inc. 5.250% 4/15/25	1,159,000	1,184,730
HCA, Inc. 5.875% 2/15/26	2,241,000	2,280,217
RegionalCare Hospital Partners Holdings, Inc. (d) 8.250% 5/01/23	2,618,000	2,722,720
Tenet Healthcare Corp. (d) 4.625% 7/15/24	1,125,000	1,081,406
Tenet Healthcare Corp. 8.125% 4/01/22	1,050,000	1,094,625
West Street Merger Sub, Inc. (d) 6.375% 9/01/25	1,763,000	1,679,258

		12,985,645

Home Builders — 1.4%
Brookfield Residential Properties, Inc. (d) 6.375% 5/15/25	897,000	908,213
Brookfield Residential Properties, Inc. (d) 6.500% 12/15/20	2,230,000	2,257,875

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
M/I Homes, Inc. 5.625% 8/01/25	$1,629,000	$1,585,750
M/I Homes, Inc. 6.750% 1/15/21	1,262,000	1,298,282
William Lyon Homes, Inc. (d) 6.000% 9/01/23	676,000	673,465

		6,723,585

Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc. (d) 7.000% 11/15/25	1,987,000	1,907,520
AssuredPartners, Inc. (d) 7.000% 8/15/25	1,871,000	1,847,613
USIS Merger Sub, Inc. (d) 6.875% 5/01/25	692,000	692,000
York Risk Services Holding Corp. (d) 8.500% 10/01/22	2,879,000	2,691,865

		7,138,998

Internet — 2.0%
TIBCO Software, Inc. (d) 11.375% 12/01/21	8,653,000	9,420,954

Iron & Steel — 1.8%
Allegheny Technologies, Inc. 5.950% 1/15/21	4,169,000	4,252,380
ArcelorMittal STEP 7.000% 3/01/41	2,707,000	3,146,887
Big River Steel LLC/BRS Finance Corp. (d) 7.250% 9/01/25	165,000	171,188
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (d) 6.375% 5/01/22	1,292,000	1,329,145

		8,899,600

Leisure Time — 2.1%
Brunswick Corp. 7.375% 9/01/23	650,000	759,259
Brunswick Corp. 7.125% 8/01/27	4,693,000	5,704,997
Carlson Travel, Inc. (d) 6.750% 12/15/23	1,299,000	1,295,753
Carlson Travel, Inc. (d) 9.500% 12/15/24	2,423,000	2,262,476

		10,022,485

Lodging — 1.1%
Interval Acquisition Corp. 5.625% 4/15/23	2,917,000	2,982,632
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (d) 5.500% 3/01/25	500,000	502,500

	Principal Amount	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (d) 5.250% 5/15/27	$1,655,000	$1,623,969

		5,109,101

Media — 9.1%
Altice Financing SA (d) 6.625% 2/15/23	2,100,000	2,079,000
Altice Finco SA (d) 8.125% 1/15/24	1,094,000	1,126,820
Altice Luxembourg SA (d) 7.625% 2/15/25	3,960,000	3,385,800
AMC Networks, Inc. 4.750% 8/01/25	1,969,000	1,897,387
Block Communications, Inc. (d) 6.875% 2/15/25	2,096,000	2,107,696
CCO Holdings LLC/CCO Holdings Capital Corp. (d) 5.000% 2/01/28	3,989,000	3,739,687
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	879,000	892,185
CCO Holdings LLC/CCO Holdings Capital Corp. (d) 5.875% 4/01/24	2,700,000	2,747,250
CCO Holdings LLC/CCO Holdings Capital Corp. (d) 5.875% 5/01/27	1,649,000	1,649,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (d) (e) 7.500% 4/01/28	2,001,000	2,046,022
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,949,000	2,945,314
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,000,000	1,985,000
CSC Holdings LLC (d) 5.375% 2/01/28	1,792,000	1,692,705
DISH DBS Corp. 7.750% 7/01/26	3,301,000	3,095,513
LIN Television Corp. 5.875% 11/15/22	3,000,000	3,086,250
Midcontinent Communications/Midcontinent Finance Corp. (d) 6.875% 8/15/23	1,624,000	1,707,230
Sirius XM Radio, Inc. (d) 5.375% 4/15/25	1,951,000	1,936,368
Sirius XM Radio, Inc. (d) 5.375% 7/15/26	3,852,000	3,803,850
Unitymedia GmbH (d) 6.125% 1/15/25	1,000,000	1,048,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Secured Finance PLC (d) 5.500% 8/15/26	$701,000	$681,281

		43,653,108

Mining — 2.7%
Constellium NV (d) 5.875% 2/15/26	1,020,000	1,004,700
First Quantum Minerals Ltd. (d) 6.500% 3/01/24	2,288,000	2,170,740
First Quantum Minerals Ltd. (d) 6.875% 3/01/26	1,191,000	1,131,450
Hecla Mining Co. 6.875% 5/01/21	2,433,000	2,478,619
Kinross Gold Corp. (d) 4.500% 7/15/27	2,214,000	2,168,170
Kinross Gold Corp. 5.950% 3/15/24	1,879,000	2,018,985
Kinross Gold Corp. 6.875% 9/01/41	1,276,000	1,454,640
Northwest Acquisitions ULC/Dominion Finco, Inc. (d) 7.125% 11/01/22	499,000	508,980

		12,936,284

Miscellaneous – Manufacturing — 1.4%
Amsted Industries, Inc. (d) 5.375% 9/15/24	2,454,000	2,454,000
EnPro Industries, Inc. 5.875% 9/15/22	4,059,000	4,195,991

		6,649,991

Oil & Gas — 7.9%
Chesapeake Energy Corp. (d) 8.000% 1/15/25	2,946,000	2,850,255
Chesapeake Energy Corp. (d) 8.000% 6/15/27	426,000	406,830
Citgo Holding, Inc. (d) 10.750% 2/15/20	4,414,000	4,673,322
Ensco PLC 7.750% 2/01/26	834,000	765,195
EP Energy LLC/Everest Acquisition Finance, Inc. (d) 8.000% 2/15/25	3,214,000	2,145,345
EP Energy LLC/Everest Acquisition Finance, Inc. (d) 9.375% 5/01/24	1,266,000	900,442
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. (d) 5.625% 2/15/26	1,390,000	1,365,675
Jupiter Resources, Inc. (d) 8.500% 10/01/22	7,357,000	3,384,220

	Principal Amount	Value
Kosmos Energy Ltd. (d) 7.875% 8/01/21	$6,535,000	$6,649,362
Kosmos Energy Ltd. (d) 7.875% 8/01/21	499,000	507,733
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	2,436,000	2,521,260
PBF Holding Co. LLC/PBF Finance Corp. 7.250% 6/15/25	2,368,000	2,459,760
Rowan Cos., Inc. 4.750% 1/15/24	2,500,000	2,081,250
Rowan Cos., Inc. 7.375% 6/15/25	802,000	751,875
Sunoco LP / Sunoco Finance Corp. (d) 4.875% 1/15/23	398,000	383,573
Sunoco LP / Sunoco Finance Corp. (d) 5.500% 2/15/26	676,000	652,340
Sunoco LP / Sunoco Finance Corp. (d) 5.875% 3/15/28	478,000	461,868
Transocean, Inc. 6.800% 3/15/38	1,715,000	1,337,700
Transocean, Inc. STEP 9.350% 12/15/41	520,000	514,800
Tullow Oil PLC (d) 6.250% 4/15/22	3,153,000	3,180,589

		37,993,394

Oil & Gas Services — 1.7%
Jonah Energy LLC/Jonah Energy Finance Corp. (d) 7.250% 10/15/25	3,495,000	3,145,500
KCA Deutag UK Finance PLC (d) (e) 9.625% 4/01/23	1,209,000	1,216,556
Welltec A/S (d) 9.500% 12/01/22	3,500,000	3,613,750

		7,975,806

Packaging & Containers — 2.3%
Coveris Holdings SA (d) 7.875% 11/01/19	10,235,000	10,260,587
Crown Americas LLC / Crown Americas Capital Corp. VI (d) 4.750% 2/01/26	722,000	698,535

		10,959,122

Pharmaceuticals — 3.6%
Catalent Pharma Solutions, Inc. (d) 4.875% 1/15/26	918,000	895,050
Endo Dac/Endo Finance LLC/Endo Finco, Inc. STEP (d) 6.000% 2/01/25	2,390,000	1,714,825

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (d) 7.500% 10/01/24	$904,000	$960,500
Teva Pharmaceutical Finance Netherlands III BV (d) 6.000% 4/15/24	1,091,000	1,059,558
Teva Pharmaceutical Finance Netherlands III BV (d) 6.750% 3/01/28	621,000	613,627
Valeant Pharmaceuticals International (d) 9.250% 4/01/26	2,000,000	1,992,400
Valeant Pharmaceuticals International, Inc. (d) 5.500% 3/01/23	1,402,000	1,226,750
Valeant Pharmaceuticals International, Inc. (d) 5.500% 11/01/25	981,000	955,004
Valeant Pharmaceuticals International, Inc. (d) 5.875% 5/15/23	676,000	596,563
Valeant Pharmaceuticals International, Inc. (d) 6.125% 4/15/25	5,735,000	4,949,305
Valeant Pharmaceuticals International, Inc. (d) 6.500% 3/15/22	595,000	614,338
Valeant Pharmaceuticals International, Inc. (d) 7.000% 3/15/24	1,021,000	1,064,392
Valeant Pharmaceuticals International, Inc. (d) 9.000% 12/15/25	943,000	937,106

		17,579,418

Pipelines — 2.0%
Energy Transfer Equity LP 4.250% 3/15/23	4,862,000	4,716,140
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	2,093,125
Genesis Energy LP/Genesis Energy Finance Corp. 6.500% 10/01/25	2,834,000	2,777,320

		9,586,585

Real Estate Investment Trusts (REITS) — 1.1%
The GEO Group, Inc. 6.000% 4/15/26	1,887,000	1,844,543
MPT Operating Partnership LP / MPT Finance Corp. 5.000% 10/15/27	2,337,000	2,290,961

	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	$1,426,000	$1,429,565

		5,565,069

Retail — 2.6%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	1,512,000	1,572,480
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	3,000,000	2,842,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	3,196,570
Golden Nugget, Inc. (d) 8.750% 10/01/25	869,000	901,587
Penske Automotive Group, Inc. 5.500% 5/15/26	4,000,000	3,930,000

		12,443,137

Software — 1.0%
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. (d) 6.000% 7/15/25	522,000	534,398
RP Crown Parent LLC (d) 7.375% 10/15/24	1,073,000	1,110,555
Veritas US, Inc./Veritas Bermuda Ltd. (d) 10.500% 2/01/24	3,598,000	3,364,130

		5,009,083

Telecommunications — 5.4%
Cincinnati Bell, Inc. (d) 7.000% 7/15/24	2,077,000	1,858,915
GCI, Inc. 6.875% 4/15/25	3,000,000	3,142,500
Hughes Satellite Systems Corp. 5.250% 8/01/26	1,961,000	1,921,780
Hughes Satellite Systems Corp. 6.625% 8/01/26	1,954,000	1,944,230
Sprint Corp. 7.250% 9/15/21	1,460,000	1,509,275
Sprint Corp. 7.625% 3/01/26	1,508,000	1,471,356
Sprint Corp. 7.875% 9/15/23	7,037,000	7,177,740
T-Mobile USA, Inc. 4.500% 2/01/26	529,000	507,840
T-Mobile USA, Inc. 4.750% 2/01/28	815,000	783,419
T-Mobile USA, Inc. 5.375% 4/15/27	1,125,000	1,133,437
T-Mobile USA, Inc. 6.000% 4/15/24	951,000	990,562

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc. 6.500% 1/15/26	$1,318,000	$1,400,375
Telecom Italia SpA (d) 5.303% 5/30/24	2,109,000	2,145,907

		25,987,336

Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (d) 6.750% 12/31/25	464,000	453,560

Transportation — 1.8%
The Kenan Advantage Group, Inc. (d) 7.875% 7/31/23	6,839,000	7,009,975
Watco Cos. LLC/Watco Finance Corp. (d) 6.375% 4/01/23	1,822,000	1,867,550

		8,877,525

TOTAL CORPORATE DEBT (Cost $453,384,117)		443,865,583

TOTAL BONDS & NOTES (Cost $477,137,285)		465,915,766

TOTAL LONG-TERM INVESTMENTS (Cost $478,483,117)		467,936,909

SHORT-TERM INVESTMENTS — 2.9%
Commercial Paper — 1.4%
Amphenol Corp. 2.385% 4/09/18	3,250,000	3,247,949
Dollar General Corp. 2.383% 4/02/18	1,300,000	1,299,711
HP, Inc. 2.426% 4/11/18	2,000,000	1,998,714

		6,546,374

Time Deposit — 1.5%
Euro Time Deposit 0.280% 4/02/18	7,248,161	7,248,161

TOTAL SHORT-TERM INVESTMENTS (Cost $13,795,051)		13,794,535

TOTAL INVESTMENTS — 100.2% (Cost $492,278,168)		481,731,444

Less Unfunded Loan Commitments — (1.5)%		(7,177,332)

NET INVESTMENTS — 98.7% (Cost $485,100,836) (f)		474,554,112

Other Assets/(Liabilities) — 1.3%		6,038,366

NET ASSETS — 100.0%		$480,592,478

Abbreviation Legend

DIP	Debtor In Possession
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $6,990,999 or 1.45% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $286,063,536 or 59.52% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.
(g)	Unfunded or partially unfunded loan commitments.

Country weightings, as a percentage of net assets, is as follows:

United States	78.2%
Canada	6.3%
Luxembourg	5.8%
Bermuda	2.2%
Netherlands	1.2%
United Kingdom	1.2%
Denmark	0.8%
Ireland	0.6%
Italy	0.4%
Cayman Islands	0.4%
Germany	0.2%

Total Long-Term Investments	97.3%
Short-Term Investments and Other Assets and Liabilities	2.7%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.4%

COMMON STOCK — 64.3%
Basic Materials — 1.7%
Chemicals — 1.3%
AdvanSix, Inc. (a)	700	$24,347
Air Products & Chemicals, Inc.	1,150	182,884
Albemarle Corp.	760	70,482
CF Industries Holdings, Inc.	5,625	212,231
The Chemours Co.	1,588	77,351
DowDuPont, Inc.	460	29,307
Eastman Chemical Co.	894	94,389
Huntsman Corp.	2,900	84,825
Ingevity Corp. (a)	3,100	228,439
International Flavors & Fragrances, Inc.	3	411
LyondellBasell Industries NV Class A	1,500	158,520
Monsanto Co.	969	113,073
PPG Industries, Inc.	8	893
Praxair, Inc.	974	140,548
The Sherwin-Williams Co.	7	2,745

		1,420,445

Forest Products & Paper — 0.0%
International Paper Co.	607	32,432

Iron & Steel — 0.0%
Nucor Corp.	61	3,727

Mining — 0.4%
Alcoa Corp. (a)	500	22,480
Freeport-McMoRan, Inc. (a)	10,448	183,571
Newmont Mining Corp.	4,984	194,725

		400,776

		1,857,380

Communications — 8.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	933	21,487
Omnicom Group, Inc.	798	57,991

		79,478

Internet — 5.0%
Alphabet, Inc. Class A (a)	1,424	1,476,887
Alphabet, Inc. Class C (a)	1,006	1,037,981
Amazon.com, Inc. (a)	536	775,774
Booking Holdings, Inc. (a)	134	278,772
eBay, Inc. (a)	3,165	127,360
Expedia Group, Inc.	743	82,035
F5 Networks, Inc. (a)	950	137,380
Facebook, Inc. Class A (a)	8,850	1,414,141
Liberty Expedia Holdings, Inc. Class A (a)	360	14,141
Netflix, Inc. (a)	232	68,521
Symantec Corp.	79	2,042

	Number of Shares	Value
TripAdvisor, Inc. (a)	43	$1,758
VeriSign, Inc. (a)	2,379	282,054

		5,698,846

Media — 1.5%
Cable One, Inc.	158	108,563
CBS Corp. Class B	70	3,597
Charter Communications, Inc. Class A (a)	66	20,541
Comcast Corp. Class A	18,662	637,681
Discovery Communications, Inc. Class A (a)	4,300	92,149
Discovery Communications, Inc. Class C (a)	2,395	46,750
DISH Network Corp. Class A (a)	1,800	68,202
News Corp. Class A	11,930	188,494
Time Warner, Inc.	2,718	257,068
Tribune Media Co. Class A	600	24,306
Twenty-First Century Fox, Inc. Class A	2,921	107,172
Twenty-First Century Fox, Inc. Class B	1,300	47,281
Viacom, Inc. Class B	1,890	58,703
The Walt Disney Co.	2	201

		1,660,708

Telecommunications — 1.8%
AT&T, Inc.	27,330	974,315
CenturyLink, Inc.	54	887
Cisco Systems, Inc.	19,324	828,806
GCI Liberty, Inc. Class A (a)	540	28,545
Juniper Networks, Inc.	3,848	93,622
Motorola Solutions, Inc.	534	56,230
Verizon Communications, Inc.	1,132	54,132

		2,036,537

		9,475,569

Consumer, Cyclical — 5.7%
Airlines — 0.8%
Alaska Air Group, Inc.	3,200	198,272
American Airlines Group, Inc.	4,300	223,428
Delta Air Lines, Inc.	2,000	109,620
Southwest Airlines Co.	1,566	89,701
United Continental Holdings, Inc. (a)	3,300	229,251

		850,272

Apparel — 0.5%
Hanesbrands, Inc.	5,800	106,836
Michael Kors Holdings Ltd. (a)	1,100	68,288
NIKE, Inc. Class B	84	5,581
Ralph Lauren Corp.	2,700	301,860
VF Corp.	1,900	140,828

		623,393

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.4%
Ford Motor Co.	18,462	$204,559
General Motors Co.	4,600	167,164
PACCAR, Inc.	1,934	127,973

		499,696

Auto Parts & Equipment — 0.2%
Aptiv PLC	200	16,994
BorgWarner, Inc.	3,300	165,759
Delphi Technologies PLC	66	3,145
The Goodyear Tire & Rubber Co.	1,061	28,201

		214,099

Distribution & Wholesale — 0.1%
Fastenal Co.	70	3,821
W.W. Grainger, Inc.	494	139,442

		143,263

Entertainment — 0.2%
The Madison Square Garden Co. Class A (a)	790	194,182

Home Builders — 0.2%
D.R. Horton, Inc.	3,159	138,491
PulteGroup, Inc.	2,574	75,907

		214,398

Home Furnishing — 0.0%
Leggett & Platt, Inc.	95	4,214
Whirlpool Corp.	184	28,172

		32,386

Housewares — 0.0%
Newell Brands, Inc.	83	2,115

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,108	219,031
Royal Caribbean Cruises Ltd.	560	65,934

		284,965

Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	1,800	141,768
Marriott International, Inc. Class A	2,061	280,255
Wyndham Worldwide Corp.	162	18,538
Wynn Resorts Ltd.	449	81,879

		522,440

Retail — 2.5%
AutoZone, Inc. (a)	96	62,274
Best Buy Co., Inc.	1,808	126,542
Costco Wholesale Corp.	1,098	206,896
Darden Restaurants, Inc.	373	31,798
Dollar Tree, Inc. (a)	71	6,738
Foot Locker, Inc.	6,100	277,794
The Gap, Inc.	1,705	53,196
Genuine Parts Co.	36	3,234
The Home Depot, Inc.	1,140	203,194
Kohl’s Corp.	961	62,955

	Number of Shares	Value
L Brands, Inc.	600	$22,926
Lowe’s Cos., Inc.	29	2,545
Macy’s, Inc.	11,340	337,252
McDonald’s Corp.	1,035	161,853
Nordstrom, Inc.	411	19,897
O’Reilly Automotive, Inc. (a)	54	13,359
PVH Corp.	240	36,343
Ross Stores, Inc.	1,392	108,548
Signet Jewelers Ltd.	5,100	196,452
Starbucks Corp.	90	5,210
Tapestry, Inc.	84	4,419
Target Corp.	2,567	178,227
Tiffany & Co.	111	10,840
The TJX Cos., Inc.	1,140	92,978
Walgreens Boots Alliance, Inc.	2,406	157,521
Walmart, Inc.	4,453	396,183
Yum! Brands, Inc.	36	3,065

		2,782,239

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	62,972
Mattel, Inc.	61	802

		63,774

		6,427,222

Consumer, Non-cyclical — 14.8%
Agriculture — 0.4%
Altria Group, Inc.	4,041	251,835
Archer-Daniels-Midland Co.	26	1,128
Philip Morris International, Inc.	2,446	243,132

		496,095

Beverages — 0.8%
Brown-Forman Corp. Class B	2	109
The Coca-Cola Co.	3,324	144,361
Constellation Brands, Inc. Class A	82	18,689
Dr. Pepper Snapple Group, Inc.	210	24,860
Molson Coors Brewing Co. Class B	436	32,844
Monster Beverage Corp. (a)	750	42,908
PepsiCo, Inc.	5,362	585,262

		849,033

Biotechnology — 1.3%
Amgen, Inc.	3,325	566,846
Biogen, Inc. (a)	524	143,482
Celgene Corp. (a)	2,398	213,926
Gilead Sciences, Inc.	7,252	546,728

		1,470,982

Commercial Services — 1.5%
Automatic Data Processing, Inc.	621	70,471
Cintas Corp.	449	76,590
Ecolab, Inc.	4	548
Equifax, Inc.	216	25,447
H&R Block, Inc.	4,342	110,330

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Moody’s Corp.	325	$52,423
PayPal Holdings, Inc. (a)	4,565	346,347
Quanta Services, Inc. (a)	24	824
Robert Half International, Inc.	1,835	106,228
S&P Global, Inc.	819	156,478
Total System Services, Inc.	3,721	320,974
United Rentals, Inc. (a)	1,060	183,094
The Western Union Co.	11,307	217,434

		1,667,188

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	906	64,942
The Estee Lauder Cos., Inc. Class A	1,726	258,417
The Procter & Gamble Co.	10,033	795,416

		1,118,775

Foods — 0.9%
Campbell Soup Co.	1,265	54,787
Conagra Brands, Inc.	8,834	325,798
General Mills, Inc.	294	13,248
The Hershey Co.	419	41,464
Hormel Foods Corp.	2,288	78,524
The J.M. Smucker Co.	724	89,783
Kellogg Co.	135	8,776
The Kraft Heinz Co.	173	10,776
The Kroger Co.	5,068	121,328
Lamb Weston Holdings, Inc.	3,316	193,058
McCormick & Co., Inc.	73	7,767
Mondelez International, Inc. Class A	21	876
Sysco Corp.	866	51,925
Tyson Foods, Inc. Class A	720	52,697

		1,050,807

Health Care – Products — 2.0%
Abbott Laboratories	4,689	280,965
Align Technology, Inc. (a)	360	90,407
Baxter International, Inc.	5,422	352,647
Becton, Dickinson & Co.	838	181,595
Boston Scientific Corp. (a)	6,721	183,618
The Cooper Cos., Inc.	190	43,474
Danaher Corp.	1,972	193,078
DENTSPLY SIRONA, Inc.	61	3,069
Edwards Lifesciences Corp. (a)	540	75,341
Hologic, Inc. (a)	200	7,472
Intuitive Surgical, Inc. (a)	42	17,339
Medtronic PLC	5,216	418,427
Patterson Cos., Inc.	61	1,356
Stryker Corp.	49	7,885
Thermo Fisher Scientific, Inc.	578	119,334
Varex Imaging Corp. (a)	2,600	93,028
Varian Medical Systems, Inc. (a)	674	82,666
West Pharmaceutical Services, Inc.	900	79,461
Zimmer Biomet Holdings, Inc.	364	39,690

		2,270,852

	Number of Shares	Value
Health Care – Services — 1.6%
Aetna, Inc.	902	$152,438
Anthem, Inc.	878	192,897
Centene Corp. (a)	2,500	267,175
Cigna Corp.	969	162,540
DaVita, Inc. (a)	446	29,409
HCA Healthcare, Inc.	400	38,800
Humana, Inc.	225	60,487
Laboratory Corp. of America Holdings (a)	1	162
Quest Diagnostics, Inc.	635	63,690
UnitedHealth Group, Inc.	3,931	841,234
Universal Health Services, Inc. Class B	10	1,184

		1,810,016

Household Products & Wares — 0.3%
Avery Dennison Corp.	982	104,337
The Clorox Co.	547	72,811
Kimberly-Clark Corp.	1,120	123,346

		300,494

Pharmaceuticals — 5.0%
AbbVie, Inc.	8,704	823,834
Allergan PLC	1,189	200,097
AmerisourceBergen Corp.	230	19,828
Bristol-Myers Squibb Co.	3,112	196,834
Cardinal Health, Inc.	2,255	141,343
CVS Health Corp.	2,703	168,154
Eli Lilly & Co.	2,407	186,229
Express Scripts Holding Co. (a)	3,445	237,981
Johnson & Johnson	8,449	1,082,739
McKesson Corp.	1,091	153,689
Merck & Co., Inc.	7,829	426,446
Mylan NV (a)	4,759	195,928
Perrigo Co. PLC	3,000	250,020
Pfizer, Inc.	27,522	976,756
Zoetis, Inc.	6,510	543,650

		5,603,528

		16,637,770

Energy — 2.6%
Oil & Gas — 2.4%
Anadarko Petroleum Corp.	97	5,860
Andeavor	376	37,811
Apache Corp.	98	3,771
Cabot Oil & Gas Corp.	92	2,206
Chesapeake Energy Corp. (a)	98	296
Chevron Corp.	2,590	295,364
ConocoPhillips	10	593
Devon Energy Corp.	6,317	200,817
EOG Resources, Inc.	2	210
EQT Corp.	29	1,378
Exxon Mobil Corp.	9,449	704,990

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Helmerich & Payne, Inc.	40	$2,662
Hess Corp.	47	2,379
Marathon Oil Corp.	15,685	252,999
Marathon Petroleum Corp.	5,564	406,784
Murphy USA, Inc. (a)	1,426	103,813
Newfield Exploration Co. (a)	2,100	51,282
Noble Energy, Inc.	66	2,000
Occidental Petroleum Corp.	1,930	125,373
Phillips 66	705	67,624
Pioneer Natural Resources Co.	3	515
Range Resources Corp.	99	1,439
Valero Energy Corp.	4,210	390,562

		2,660,728

Oil & Gas Services — 0.2%
Baker Hughes a GE Co.	74	2,055
Halliburton Co.	2,671	125,377
National Oilwell Varco, Inc.	1,009	37,141
Schlumberger Ltd.	687	44,504
TechnipFMC PLC	1,272	37,460

		246,537

Pipelines — 0.0%
Kinder Morgan, Inc.	60	904
The Williams Cos., Inc.	33	820

		1,724

		2,908,989

Financial — 12.2%
Banks — 6.2%
Bank of America Corp.	38,842	1,164,872
The Bank of New York Mellon Corp.	4,395	226,474
BB&T Corp.	512	26,644
Capital One Financial Corp.	2,075	198,826
Citigroup, Inc.	12,584	849,420
Citizens Financial Group, Inc.	8,600	361,028
Comerica, Inc.	1,324	127,011
Fifth Third Bancorp	9,921	314,992
The Goldman Sachs Group, Inc.	1,898	478,030
Huntington Bancshares, Inc.	1,110	16,761
JP Morgan Chase & Co.	14,365	1,579,719
KeyCorp	4,872	95,248
M&T Bank Corp.	281	51,805
Morgan Stanley	9,196	496,216
Northern Trust Corp.	161	16,604
The PNC Financial Services Group, Inc.	1,945	294,162
Regions Financial Corp.	4,943	91,841
State Street Corp.	1,785	178,018
SunTrust Banks, Inc.	2,500	170,100
US Bancorp	1,129	57,015
Wells Fargo & Co.	2,664	139,620
Zions Bancorp	649	34,222

		6,968,628

	Number of Shares	Value
Diversified Financial Services — 2.3%
Alliance Data Systems Corp.	130	$27,672
American Express Co.	3,488	325,361
Ameriprise Financial, Inc.	1,065	157,556
BlackRock, Inc.	470	254,608
The Charles Schwab Corp.	722	37,703
CME Group, Inc.	5	809
Discover Financial Services	295	21,219
E*TRADE Financial Corp. (a)	1,893	104,891
Franklin Resources, Inc.	948	32,877
Intercontinental Exchange, Inc.	10	725
Invesco Ltd.	5,523	176,791
Mastercard, Inc. Class A	2,630	460,671
Nasdaq, Inc.	22	1,897
Navient Corp.	21,118	277,068
Raymond James Financial, Inc.	800	71,528
Synchrony Financial	5,800	194,474
T. Rowe Price Group, Inc.	1,886	203,631
Visa, Inc. Class A	1,730	206,943

		2,556,424

Insurance — 2.6%
Aflac, Inc.	4,490	196,482
The Allstate Corp.	1,786	169,313
American International Group, Inc.	11	599
Aon PLC	706	99,073
Assurant, Inc.	790	72,214
Berkshire Hathaway, Inc. Class B (a)	2,003	399,558
Brighthouse Financial, Inc. (a)	29	1,491
Chubb Ltd.	1,114	152,362
Cincinnati Financial Corp.	724	53,764
Everest Re Group Ltd.	450	115,569
The Hartford Financial Services Group, Inc.	890	45,853
Lincoln National Corp.	3,358	245,335
Loews Corp.	3,034	150,881
Marsh & McLennan Cos., Inc.	1,230	101,586
MetLife, Inc.	4,729	217,014
Principal Financial Group, Inc.	1,235	75,224
The Progressive Corp.	1,634	99,560
Prudential Financial, Inc.	2,295	237,647
Torchmark Corp.	480	40,402
The Travelers Cos., Inc.	1,103	153,162
Unum Group	5,535	263,521
XL Group Ltd.	597	32,990

		2,923,600

Investment Companies — 0.0%
Leucadia National Corp.	36	818

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	3,598	169,898

Real Estate Investment Trusts (REITS) — 0.9%
American Tower Corp.	18	2,616

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apartment Investment & Management Co. Class A	164	$6,683
AvalonBay Communities, Inc.	424	69,731
Boston Properties, Inc.	7	863
Crown Castle International Corp.	400	43,844
Digital Realty Trust, Inc.	50	5,269
Duke Realty Corp.	6,600	174,768
Equinix, Inc.	20	8,363
Equity Residential	1	62
Essex Property Trust, Inc.	300	72,204
Extra Space Storage, Inc.	800	69,888
Federal Realty Investment Trust	510	59,216
Four Corners Property Trust, Inc.	3,200	73,888
GGP, Inc.	100	2,046
HCP, Inc.	676	15,703
Host Hotels & Resorts, Inc.	4,130	76,983
Iron Mountain, Inc.	73	2,399
Kimco Realty Corp.	510	7,344
Mid-America Apartment Communities, Inc.	10	912
Prologis, Inc.	216	13,606
Public Storage	27	5,411
Simon Property Group, Inc.	94	14,509
Ventas, Inc.	4,136	204,856
Vornado Realty Trust	265	17,834
Welltower, Inc.	374	20,357
Weyerhaeuser Co.	2,993	104,755

		1,074,110

Savings & Loans — 0.1%
People’s United Financial, Inc.	3,659	68,277

		13,761,755

Industrial — 5.9%
Aerospace & Defense — 1.3%
Arconic, Inc.	15	346
The Boeing Co.	2,426	795,437
General Dynamics Corp.	88	19,439
Harris Corp.	154	24,837
KLX, Inc. (a)	2,900	206,074
L3 Technologies, Inc.	44	9,152
Lockheed Martin Corp.	241	81,441
Northrop Grumman Corp.	653	227,975
Raytheon Co.	136	29,352
Rockwell Collins, Inc.	7	944
United Technologies Corp.	212	26,674

		1,421,671

Building Materials — 0.0%
Johnson Controls International PLC	26	916
Masco Corp.	94	3,802
Vulcan Materials Co.	8	913

		5,631

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	3,700	$281,089
Emerson Electric Co.	943	64,407

		345,496

Electronics — 1.2%
Agilent Technologies, Inc.	773	51,714
Allegion PLC	2,500	213,225
Amphenol Corp. Class A	672	57,879
Corning, Inc.	1,074	29,943
FLIR Systems, Inc.	435	21,754
Fortive Corp.	2,736	212,095
Garmin Ltd.	400	23,572
Honeywell International, Inc.	2,215	320,090
PerkinElmer, Inc.	1,524	115,397
TE Connectivity Ltd.	2,100	209,790
Waters Corp. (a)	300	59,595

		1,315,054

Engineering & Construction — 0.3%
Fluor Corp.	2,447	140,017
Jacobs Engineering Group, Inc.	3,924	232,105

		372,122

Environmental Controls — 0.1%
Republic Services, Inc.	87	5,762
Stericycle, Inc. (a)	87	5,092
Waste Management, Inc.	345	29,022

		39,876

Hand & Machine Tools — 0.0%
Snap-on, Inc.	5	738
Stanley Black & Decker, Inc.	2	306

		1,044

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	3,020	445,088

Machinery – Diversified — 0.5%
Cummins, Inc.	1,593	258,209
Deere & Co.	901	139,943
Flowserve Corp.	91	3,943
Rockwell Automation, Inc.	76	13,239
Roper Technologies, Inc.	434	121,820
Xylem, Inc.	701	53,921

		591,075

Miscellaneous – Manufacturing — 1.3%
3M Co.	1,655	363,305
Dover Corp.	803	78,871
Eaton Corp. PLC	1,982	158,382
General Electric Co.	86	1,159
Illinois Tool Works, Inc.	2,180	341,519
Ingersoll-Rand PLC	1,500	128,265
Parker-Hannifin Corp.	1,230	210,367
Pentair PLC	2,600	177,138

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textron, Inc.	685	$40,394

		1,499,400

Packaging & Containers — 0.1%
Ball Corp.	40	1,588
Packaging Corp. of America	110	12,397
Sealed Air Corp.	47	2,011
WestRock Co.	1,405	90,159

		106,155

Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	254	23,802
CSX Corp.	573	31,922
Expeditors International of Washington, Inc.	84	5,317
FedEx Corp.	6	1,441
Norfolk Southern Corp.	983	133,472
Union Pacific Corp.	1,640	220,465
United Parcel Service, Inc. Class B	125	13,082

		429,501

		6,572,113

Technology — 11.4%
Computers — 4.5%
Accenture PLC Class A	330	50,655
Apple, Inc.	17,486	2,933,801
Cognizant Technology Solutions Corp. Class A	1,518	122,199
CSRA, Inc.	475	19,584
DXC Technology Co.	4,145	416,697
Hewlett Packard Enterprise Co.	16,063	281,745
HP, Inc.	3,163	69,333
International Business Machines Corp.	2,230	342,149
Lumentum Holdings, Inc. (a)	1,200	76,560
NetApp, Inc.	3,609	222,639
Seagate Technology PLC	2,600	152,152
Western Digital Corp.	3,820	352,472

		5,039,986

Office & Business Equipment — 0.2%
Xerox Corp.	8,143	234,355

Semiconductors — 2.6%
Analog Devices, Inc.	217	19,775
Applied Materials, Inc.	6,167	342,947
Broadcom Ltd.	34	8,012
Intel Corp.	11,511	599,493
KLA-Tencor Corp.	2,998	326,812
Lam Research Corp.	1,563	317,539
Microchip Technology, Inc.	1,924	175,777
Micron Technology, Inc. (a)	4,433	231,136
NVIDIA Corp.	635	147,060
QUALCOMM, Inc.	5,088	281,926
Skyworks Solutions, Inc.	890	89,231

	Number of Shares	Value
Texas Instruments, Inc.	3,345	$347,512
Xilinx, Inc.	561	40,527

		2,927,747

Software — 4.1%
Activision Blizzard, Inc.	3,500	236,110
Adobe Systems, Inc. (a)	1,845	398,668
Akamai Technologies, Inc. (a)	10	710
ANSYS, Inc. (a)	350	54,842
Autodesk, Inc. (a)	47	5,902
CA, Inc.	2,285	77,461
Cadence Design Systems, Inc. (a)	4,800	176,496
Citrix Systems, Inc. (a)	45	4,176
Electronic Arts, Inc. (a)	136	16,489
Fidelity National Information Services, Inc.	860	82,818
Fiserv, Inc. (a)	588	41,930
Intuit, Inc.	1,409	244,250
Microsoft Corp.	24,841	2,267,238
Oracle Corp.	12,688	580,476
Paychex, Inc.	13	801
Red Hat, Inc. (a)	2,244	335,500
salesforce.com, Inc. (a)	180	20,934
Synopsys, Inc. (a)	100	8,324

		4,553,125

		12,755,213

Utilities — 1.6%
Electric — 1.6%
AES Corp.	8,277	94,110
Ameren Corp.	1,072	60,707
American Electric Power Co., Inc.	296	20,303
CenterPoint Energy, Inc.	3,535	96,859
CMS Energy Corp.	1,110	50,272
Consolidated Edison, Inc.	909	70,847
Dominion Energy, Inc.	362	24,410
DTE Energy Co.	452	47,189
Duke Energy Corp.	686	53,144
Edison International	2,534	161,314
Entergy Corp.	3,111	245,085
Eversource Energy	622	36,648
Exelon Corp.	2,923	114,026
FirstEnergy Corp.	6,566	223,310
NextEra Energy, Inc.	456	74,478
NRG Energy, Inc.	220	6,717
PG&E Corp.	2,123	93,263
Pinnacle West Capital Corp.	250	19,950
PPL Corp.	784	22,179
Public Service Enterprise Group, Inc.	1,209	60,740
SCANA Corp.	1,072	40,254
Sempra Energy	332	36,925
The Southern Co.	1,234	55,110
WEC Energy Group, Inc.	364	22,823

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	1,145	$52,075

		1,782,738

Gas — 0.0%
NiSource, Inc.	172	4,113
ONE Gas, Inc.	600	39,612

		43,725

		1,826,463

TOTAL COMMON STOCK (Cost 62,646,627)		72,222,474

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., 5.100%, 3 mo. USD LIBOR + 3.165%, VRN	5,000	133,550

TOTAL PREFERRED STOCK (Cost $125,000)		133,550

TOTAL EQUITIES (Cost $62,771,627)		72,356,024

	Principal Amount
BONDS & NOTES — 25.3%

CORPORATE DEBT — 9.3%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$15,000	18,508

Agriculture — 0.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	30,000	30,103

Airlines — 0.3%
American Airlines Group, Inc. (b) 5.500% 10/01/19	202,000	206,677
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	11,067	11,106
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	76,232	76,079
WestJet Airlines Ltd. (b) 3.500% 6/16/21	22,000	21,910

		315,772

Auto Manufacturers — 0.3%
Ford Motor Co. 5.291% 12/08/46	15,000	14,669
General Motors Co. 4.200% 10/01/27	30,000	29,358

	Principal Amount	Value
General Motors Co. 5.150% 4/01/38	$20,000	$19,936
General Motors Financial Co., Inc. 3.200% 7/13/20	80,000	79,786
General Motors Financial Co., Inc. 3.500% 11/07/24	75,000	72,407
Hyundai Capital America (b) 2.550% 2/06/19	40,000	39,890
Hyundai Capital America (b) 2.875% 8/09/18	30,000	29,999

		286,045

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	20,000	20,975

Banks — 0.9%
Associated Banc-Corp. 2.750% 11/15/19	110,000	109,448
Bank of America Corp. 4.183% 11/25/27	60,000	59,481
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	25,000	25,524
Bank of America Corp. 4.750% 4/21/45	45,000	47,576
Bank of America Corp. 7.750% 5/14/38	20,000	27,691
Bank of Montreal VRN (c) 3.803% 12/15/32	35,000	33,158
The Bank of Nova Scotia 4.500% 12/16/25	40,000	40,835
The Bank of Nova Scotia VRN (c) 4.650% 12/31/99	60,000	56,625
Citigroup, Inc. 5.500% 9/13/25	75,000	81,203
Citigroup, Inc. 5.875% 1/30/42	20,000	24,653
Citigroup, Inc. 8.125% 7/15/39	15,000	22,715
Fulton Financial Corp. 3.600% 3/16/22	45,000	44,561
The Goldman Sachs Group, Inc. VRN (c) 3.814% 4/23/29	40,000	39,211
The Goldman Sachs Group, Inc. 5.950% 1/15/27	80,000	89,417
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	9,873
JP Morgan Chase & Co. 3.625% 12/01/27	30,000	28,766
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	54,420
Morgan Stanley 4.350% 9/08/26	30,000	30,214

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Regions Bank 7.500% 5/15/18	$30,000	$30,167
SVB Financial Group 3.500% 1/29/25	85,000	83,054
SVB Financial Group 5.375% 9/15/20	15,000	15,812
Valley National Bancorp 5.125% 9/27/23	50,000	52,724
Wells Fargo & Co. 5.375% 11/02/43	14,000	15,457
Wells Fargo & Co. 5.606% 1/15/44	15,000	17,199

		1,039,784

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	95,000	102,459
Molson Coors Brewing Co. 4.200% 7/15/46	15,000	14,178

		116,637

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	15,000	16,673
Baxalta, Inc. 5.250% 6/23/45	35,000	38,220
Celgene Corp. 3.450% 11/15/27	45,000	42,657
Celgene Corp. 4.350% 11/15/47	30,000	28,558

		126,108

Building Materials — 0.1%
Standard Industries, Inc. (b) 5.000% 2/15/27	81,000	78,626
Standard Industries, Inc. (b) 5.375% 11/15/24	38,000	38,475
Standard Industries, Inc. (b) 5.500% 2/15/23	32,000	33,120

		150,221

Chemicals — 0.1%
Ashland, Inc. 6.875% 5/15/43	11,000	11,880
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	30,000	31,324
Monsanto Co. 4.400% 7/15/44	20,000	19,452
The Mosaic Co. 3.250% 11/15/22	4,000	3,916
The Mosaic Co. 4.050% 11/15/27	30,000	29,259
RPM International, Inc. 3.750% 3/15/27	20,000	19,485

	Principal Amount	Value
The Sherwin-Williams Co. 4.500% 6/01/47	$20,000	$19,908

		135,224

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	110,000	114,675

Computers — 0.1%
Dell International LLC/EMC Corp. (b) 6.020% 6/15/26	15,000	16,154
DXC Technology Co. 4.750% 4/15/27	50,000	51,871

		68,025

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	105,000	107,555
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	68,635
Aircastle Ltd. 5.000% 4/01/23	50,000	51,563
Ally Financial, Inc. 4.750% 9/10/18	120,000	120,924
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	82,584
Brookfield Finance LLC 4.000% 4/01/24	80,000	80,589
Discover Financial Services 4.100% 2/09/27	50,000	49,598
Genpact Luxembourg Sarl (b) 3.700% 4/01/22	65,000	63,787
High Street Funding Trust I (b) 4.111% 2/15/28	145,000	145,781
Lazard Group LLC 3.625% 3/01/27	34,000	33,067
Lazard Group LLC 4.250% 11/14/20	90,000	92,504
Legg Mason, Inc. 5.625% 1/15/44	35,000	38,002
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b) 4.500% 3/15/27	30,000	30,442

		965,031

Electric — 0.4%
The Cleveland Electric Illuminating Co. (b) 3.500% 4/01/28	25,000	23,899
CMS Energy Corp. 4.700% 3/31/43	25,000	26,255
Duke Energy Corp. 3.750% 9/01/46	35,000	31,569
Entergy Louisiana LLC 4.950% 1/15/45	40,000	40,889

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Florida Power & Light Co. 4.950% 6/01/35	$25,000	$28,460
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	115,011
IPALCO Enterprises, Inc. 3.700% 9/01/24	25,000	24,477
Nevada Power Co., Series N 6.650% 4/01/36	20,000	26,742
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	71,321
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,502
Puget Energy, Inc. 3.650% 5/15/25	5,000	4,958
Xcel Energy, Inc. 6.500% 7/01/36	60,000	77,780

		477,863

Electronics — 0.2%
Arrow Electronics, Inc. 3.250% 9/08/24	25,000	23,831
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	59,540
Arrow Electronics, Inc. 3.875% 1/12/28	25,000	24,219
Arrow Electronics, Inc. 4.500% 3/01/23	10,000	10,293
Avnet, Inc. 3.750% 12/01/21	5,000	4,995
Avnet, Inc. 4.875% 12/01/22	23,000	23,816
FLIR Systems, Inc. 3.125% 6/15/21	35,000	34,667
Tech Data Corp. 3.700% 2/15/22	25,000	24,822

		206,183

Engineering & Construction — 0.1%
SBA Tower Trust (b) 2.877% 7/10/46	40,000	39,396
SBA Tower Trust (b) 3.168% 4/09/47	90,000	88,724

		128,120

Foods — 0.0%
Kraft Heinz Foods Co. 3.000% 6/01/26	45,000	41,537

Gas — 0.0%
CenterPoint Energy Resources Corp. 6.250% 2/01/37	35,000	42,161

Health Care – Products — 0.1%
Abbott Laboratories 4.900% 11/30/46	20,000	21,929

	Principal Amount	Value
Becton Dickinson & Co. 3.363% 6/06/24	$40,000	$38,500
Becton Dickinson & Co. 4.685% 12/15/44	25,000	25,166

		85,595

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	45,000	44,726
Humana, Inc. 4.800% 3/15/47	25,000	25,787
UnitedHealth Group, Inc. 6.875% 2/15/38	20,000	27,476

		97,989

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	10,000	9,453

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	70,000	73,325
American International Group, Inc. 4.200% 4/01/28	40,000	40,538
American International Group, Inc. 4.500% 7/16/44	25,000	24,676
American International Group, Inc. 4.750% 4/01/48	15,000	15,450
American International Group, Inc. VRN (c) 5.750% 4/01/48	30,000	30,390
AmTrust Financial Services, Inc. 6.125% 8/15/23	75,000	72,427
Arch Capital Finance LLC 5.031% 12/15/46	30,000	33,159
Athene Holding Ltd. 4.125% 1/12/28	80,000	76,769
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	19,956
AXIS Specialty Finance PLC 4.000% 12/06/27	40,000	38,578
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.972% 3/29/67	21,000	20,994
CNA Financial Corp. 3.450% 8/15/27	25,000	23,757
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	60,375
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	71,640
Enstar Group Ltd. 4.500% 3/10/22	25,000	25,113
Reinsurance Group of America, Inc. 3.950% 9/15/26	65,000	64,336

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trinity Acquisition PLC 3.500% 9/15/21	$40,000	$39,946
Trinity Acquisition PLC 4.400% 3/15/26	10,000	10,133
USF&G Capital I (b) 8.500% 12/15/45	35,000	48,348
Voya Financial, Inc. VRN (b) (c) 4.700% 1/23/48	25,000	22,755
Willis North America, Inc. 7.000% 9/29/19	21,000	22,190
XLIT Ltd. 4.450% 3/31/25	40,000	40,259
XLIT Ltd. 5.750% 10/01/21	25,000	26,986
XLIT Ltd. 6.375% 11/15/24	55,000	63,560

		965,660

Internet — 0.1%
Amazon.com, Inc. (b) 4.050% 8/22/47	45,000	45,036
Expedia Group, Inc. 7.456% 8/15/18	90,000	91,498

		136,534

Investment Companies — 0.3%
Ares Capital Corp. 3.500% 2/10/23	75,000	72,870
Ares Capital Corp. 3.875% 1/15/20	75,000	75,780
FS Investment Corp. 4.000% 7/15/19	90,000	90,450
TCP Capital Corp. 4.125% 8/11/22	70,000	68,137

		307,237

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	80,000	82,400
ArcelorMittal STEP 5.500% 8/05/20	60,000	62,250
Vale Overseas Ltd. 5.875% 6/10/21	75,000	80,438
Vale Overseas Ltd. 6.875% 11/21/36	20,000	23,524

		248,612

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	49,875
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,006
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	94,939

		169,820

	Principal Amount	Value
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.125% 5/01/27	$30,000	$28,482
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% 7/23/22	37,000	37,795
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	35,000	38,419
Comcast Corp. 3.400% 7/15/46	45,000	38,664
Discovery Communications LLC 3.950% 3/20/28	35,000	33,574
Discovery Communications LLC 5.000% 9/20/37	25,000	24,916
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	34,154
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	10,494
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	10,471
Time Warner, Inc. 6.250% 3/29/41	5,000	5,838

		262,807

Mining — 0.2%
Glencore Funding LLC (b) 3.875% 10/27/27	25,000	23,714
Glencore Funding LLC (b) 4.625% 4/29/24	55,000	56,282
Kinross Gold Corp. (b) 4.500% 7/15/27	31,000	30,358
Kinross Gold Corp. 5.125% 9/01/21	50,000	51,880

		162,234

Miscellaneous – Manufacturing — 0.0%
General Electric Co. 4.125% 10/09/42	50,000	46,350

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.625% 9/15/20	20,000	19,800
Pitney Bowes, Inc. STEP 3.625% 10/01/21	80,000	76,200

		96,000

Oil & Gas — 0.7%
Andeavor 3.800% 4/01/28	20,000	19,079
Andeavor 4.500% 4/01/48	10,000	9,355

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Antero Resources Corp. 5.375% 11/01/21	$83,000	$84,452
Cenovus Energy, Inc. 3.000% 8/15/22	30,000	28,915
Cenovus Energy, Inc. 4.250% 4/15/27	50,000	48,737
Cenovus Energy, Inc. 6.750% 11/15/39	15,000	17,281
Continental Resources, Inc. (b) 4.375% 1/15/28	38,000	37,050
Continental Resources, Inc. 4.500% 4/15/23	35,000	35,394
Encana Corp. 6.500% 5/15/19	23,000	23,845
Encana Corp. 6.500% 2/01/38	15,000	18,122
EQT Corp. 3.900% 10/01/27	90,000	86,099
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	46,722
Hess Corp. 4.300% 4/01/27	25,000	24,468
Marathon Petroleum Corp. 6.500% 3/01/41	35,000	42,719
Nabors Industries, Inc. 5.500% 1/15/23	35,000	34,216
Newfield Exploration Co. 5.750% 1/30/22	25,000	26,125
Patterson-UTI Energy, Inc. (b) 3.950% 2/01/28	10,000	9,633
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	25,000	25,875
Petroleos Mexicanos 6.625% 6/15/38	5,000	5,038
Petroleos Mexicanos 3.500% 1/30/23	20,000	19,220
Petroleos Mexicanos 4.625% 9/21/23	10,000	10,021
Petroleos Mexicanos (b) 5.350% 2/12/28	30,000	29,592
Petroleos Mexicanos 5.500% 1/21/21	60,000	62,460
Petroleos Mexicanos 6.375% 1/23/45	15,000	14,580
Petroleos Mexicanos 6.500% 3/13/27	10,000	10,680
QEP Resources, Inc. 6.875% 3/01/21	50,000	53,000

		822,678

	Principal Amount	Value
Oil & Gas Services — 0.0%
National Oilwell Varco, Inc. 3.950% 12/01/42	$40,000	$35,090

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	95,000	91,592
Brambles USA, Inc. (b) 4.125% 10/23/25	24,000	24,270
Brambles USA, Inc. (b) 5.350% 4/01/20	15,000	15,581

		131,443

Pharmaceuticals — 0.4%
AbbVie, Inc. 4.700% 5/14/45	25,000	25,781
Allergan Funding SCS 4.750% 3/15/45	45,000	44,147
CVS Health Corp. 3.125% 3/09/20	31,000	31,031
CVS Health Corp. 4.300% 3/25/28	24,000	24,102
CVS Health Corp. 5.050% 3/25/48	35,000	36,813
CVS Health Corp. 6.125% 9/15/39	10,000	11,861
CVS Pass-Through Trust (b) 5.926% 1/10/34	50,111	55,067
Express Scripts Holding Co. 4.500% 2/25/26	30,000	30,545
Express Scripts Holding Co. 4.800% 7/15/46	30,000	30,454
McKesson Corp. 4.883% 3/15/44	10,000	10,614
McKesson Corp. 6.000% 3/01/41	30,000	35,907
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	30,000	28,429
Teva Pharmaceutical Finance Netherlands III BV 1.700% 7/19/19	25,000	24,174
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	99,000	89,150
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	15,000	11,031

		489,106

Pipelines — 0.8%
Andeavor Logistics LP VRN (c) 6.875% 12/31/99	40,000	40,185
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	10,000	9,827

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Energy Transfer Partners LP 4.200% 4/15/27	$30,000	$28,962
Energy Transfer Partners LP 6.125% 12/15/45	25,000	25,947
Energy Transfer Partners LP VRN (c) 6.250% 12/31/99	60,000	57,412
EnLink Midstream Partners LP 4.150% 6/01/25	25,000	24,298
EnLink Midstream Partners LP 4.850% 7/15/26	24,000	24,248
Enterprise Products Operating LLC VRN (c) 5.375% 2/15/78	30,000	28,733
Kinder Morgan Energy Partners LP 6.375% 3/01/41	10,000	11,191
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	28,226
Kinder Morgan Energy Partners LP 6.550% 9/15/40	15,000	17,213
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	6,028
Magellan Midstream Partners LP 5.150% 10/15/43	30,000	32,699
MPLX LP 4.500% 4/15/38	30,000	29,620
MPLX LP 4.875% 6/01/25	73,000	76,223
MPLX LP 5.200% 3/01/47	5,000	5,225
MPLX LP 5.500% 2/15/23	24,000	24,600
Phillips 66 Partners LP 3.750% 3/01/28	20,000	19,320
Phillips 66 Partners LP 4.680% 2/15/45	4,000	3,901
Plains All American Pipeline LP VRN (c) 6.125% 12/31/99	55,000	53,075
Plains All American Pipeline LP/PAA Finance Corp. 3.650% 6/01/22	32,000	31,563
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	40,000	39,676
Plains All American Pipeline LP/PAA Finance Corp. 4.700% 6/15/44	25,000	22,320
Sabine Pass Liquefaction LLC 4.200% 3/15/28	45,000	44,345
Sunoco Logistics Partners Operations LP 4.000% 10/01/27	30,000	28,420
Sunoco Logistics Partners Operations LP 5.300% 4/01/44	25,000	23,255

	Principal Amount	Value
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	$19,000	$19,927
Western Gas Partners LP 4.000% 7/01/22	85,000	84,804
Western Gas Partners LP 4.500% 3/01/28	15,000	15,031

		856,274

Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	70,000	70,751

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 4.400% 2/15/26	25,000	25,263
American Tower Trust #1 (b) 3.652% 3/23/48	50,000	50,161
Crown Castle International Corp. 3.200% 9/01/24	40,000	38,352
Crown Castle International Corp. 4.000% 3/01/27	20,000	19,667
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	38,119
Host Hotels & Resorts LP 3.875% 4/01/24	45,000	44,444
Kimco Realty Corp. 3.300% 2/01/25	25,000	24,059
Mid-America Apartments LP 3.600% 6/01/27	25,000	24,197
UDR, Inc. 3.500% 7/01/27	35,000	33,673
Weingarten Realty Investors 3.250% 8/15/26	15,000	14,243

		312,178

Retail — 0.2%
Dollar Tree, Inc. 5.750% 3/01/23	90,000	93,944
The Home Depot, Inc. 5.950% 4/01/41	30,000	38,390
QVC, Inc. 3.125% 4/01/19	35,000	34,981
QVC, Inc. 4.375% 3/15/23	25,000	25,021
QVC, Inc. 5.125% 7/02/22	10,000	10,314
Tiffany & Co. 4.900% 10/01/44	40,000	39,160

		241,810

Semiconductors — 0.0%
QUALCOMM, Inc. 4.300% 5/20/47	35,000	33,913

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	$64,000	$70,852

Telecommunications — 0.3%
AT&T, Inc. 3.800% 3/01/24	30,000	30,048
AT&T, Inc. 4.750% 5/15/46	30,000	29,137
AT&T, Inc. 5.250% 3/01/37	35,000	37,026
CenturyLink, Inc. 6.150% 9/15/19	30,000	30,825
Ericsson LM 4.125% 5/15/22	75,000	74,461
Hughes Satellite Systems Corp. 6.500% 6/15/19	25,000	25,750
Sprint Communications, Inc. 9.250% 4/15/22	65,000	74,100
Verizon Communications, Inc. 4.862% 8/21/46	25,000	25,229
Verizon Communications, Inc. 6.550% 9/15/43	34,000	41,703

		368,279

Transportation — 0.1%
Asciano Finance Ltd. (b) 4.625% 9/23/20	20,000	20,461
Asciano Finance Ltd. (b) 5.000% 4/07/18	55,000	55,012

		75,473

Trucking & Leasing — 0.1%
DAE Funding LLC (b) 4.000% 8/01/20	25,000	24,375
Park Aerospace Holdings Ltd. (b) 4.500% 3/15/23	50,000	47,375
Park Aerospace Holdings Ltd. (b) 5.250% 8/15/22	50,000	48,985

		120,735

TOTAL CORPORATE DEBT (Cost $10,547,044)		10,499,845

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	163,643
State of California BAB 7.550% 4/01/39	25,000	38,067
State of California BAB 7.600% 11/01/40	10,000	15,469

		217,179

TOTAL MUNICIPAL OBLIGATIONS (Cost $200,174)		217,179

	Principal Amount	Value

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
Automobile ABS — 0.4%
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	$2,992	$2,992
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	80,000	78,595
Hertz Vehicle Financing II LP, Series 2018-1A, Class A (b) 3.290% 2/25/24	150,000	148,114
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 3.288% 7/15/20	9,554	9,592
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	110,000	108,552
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (b) 3.300% 5/10/24	30,000	29,698

		377,543

Commercial MBS — 0.5%
Commercial Mortgage Pass-Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	55,995	54,803
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	34,443
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN (c) 4.254% 5/10/48	35,000	34,021
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	102,366
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN (c) 5.736% 7/10/38	34,548	34,970
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN (c) 5.466% 6/12/47	18,814	18,771
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (b) (c) 5.200% 6/15/44	100,000	103,964
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN (c) 5.477% 8/15/39	6,165	6,141
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN (c) 6.011% 2/15/51	25,561	25,814

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	$18,420	$18,537
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	40,830
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	51,629

		526,289

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 2.532% 11/25/35	2,288	2,290
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 2.592% 3/25/35	16,837	16,886

		19,176

Other ABS — 3.6%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	41,869	40,165
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 3.205% 10/20/28	250,000	250,854
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	68,425	68,998
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 3.237% 8/05/27	250,000	250,426
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	33,993	34,057
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220%, FRN (b) 3.053% 8/14/30	250,000	251,601
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	11,850	11,835
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	42,990	43,026
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	62,208	61,523

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 2.332% 9/25/34	$4,789	$4,786
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	20,377	20,296
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	20,548	20,283
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	77,681	76,007
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	98,250	98,605
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	108,075	113,363
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (b) 2.730% 4/25/28	59,441	58,320
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	55,657	55,006
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	84,578	85,302
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 3.597% 1/25/35	80,000	83,225
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.895% 4/25/25	133,218	133,229
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + ..645%, FRN 2.517% 4/25/35	4,977	5,010
Helios Issuer LLC, Series 2017-1A, Class A (b) 4.940% 9/20/49	95,079	96,802
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	106,299	104,704
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	19,485	19,279
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.697% 6/25/35	5,247	5,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mariner Finance Issuance Trust, Series 2017-BA, Class A (b) 2.920% 12/20/29	$100,000	$98,802
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	11,864	11,877
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	47,760	47,583
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.817% 4/25/35	310	311
MP CLO III Ltd., Series 2013-1A, Class AR, FRN (b) (c) 2.995% 10/20/30	250,000	251,848
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	150,000	149,332
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	320,000	309,988
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.865% 4/20/25	149,936	149,984
Orange Lake Timeshare Trust, Series 2016-A, Class A (b) 2.610% 3/08/29	36,065	35,034
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	30,054	28,995
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	50,000	49,883
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	27,456	27,297
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	190,541	190,243
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	56,004	56,044
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	66,436	66,480
SoFi Consumer Loan Program LLC, Series 2015-2, Class A (b) 3.280% 9/15/23	58,832	58,940
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (b) 3.280% 2/25/26	70,904	71,151

	Principal Amount	Value
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	$110,000	$110,147
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	79,000	79,447
Textainer Marine Containers V Ltd., Series 2017-1A, Class A (b) 3.720% 5/20/42	91,730	91,553
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	23,594	23,189
Wendy’s Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	48,750	49,797
Wendy’s Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	73,125	74,586

		4,024,463

Student Loans ABS — 3.5%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 3.372% 7/25/58	100,000	89,123
AccessLex Institute, Series 2004-A, Class A3, 28 day ARS, FRN 1.699% 7/01/39	49,706	49,067
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 3.144% 7/01/38	11,770	11,104
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS, FRN 1.429% 1/25/47	35,000	28,144
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.772% 10/25/44	106,712	106,766
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (b) 3.872% 4/25/40	49,729	51,164
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 3.722% 10/27/36	70,904	71,970
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (b) 3.922% 2/26/35	45,239	47,032
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (b) 3.072% 12/27/66	82,986	83,989

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 3.222% 7/26/66	$100,534	$101,858
Edlinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $99,305), FRN (b) (c) (d) (e) 3.350% 12/01/47	96,251	95,486
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 6.112% 11/26/40	65,000	76,638
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 day ARS, FRN (b) 3.061% 8/01/43	50,000	46,380
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 2.414% 12/01/31	57,246	57,216
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 2.894% 2/25/42	34,157	34,259
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 2.572% 2/25/70	76,501	76,793
Navient Student Loan Trust, Series 2018-1A, Class A3, FRN (b) (c) 2.592% 3/25/67	100,000	100,152
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 2.622% 2/25/39	100,000	98,826
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (b) 3.022% 7/26/66	150,000	154,079
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 3.122% 6/25/65	89,485	91,691
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 3.172% 3/25/66	210,000	218,288
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 3.372% 10/25/58	40,000	39,427
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	59,306	57,570

	Principal Amount	Value
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (b) 3.622% 12/26/40	$59,303	$59,416
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 2.251% 1/25/37	44,080	44,170
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 2.308% 3/23/37	83,434	82,211
Nelnet Student Loan Trust, Series 2018-1A, Class A2, FRN (b) (c) 2.637% 5/25/66	100,000	100,000
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 2.822% 11/25/65	89,748	90,363
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 2.170% 7/15/36	100,000	95,586
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 2.039% 2/15/45	49,773	46,033
SLM Student Loan Trust, Series 2006-5, Class A6B, 3 mo. USD LIBOR + .120%, FRN 1.865% 10/25/40	100,000	100,000
SLM Student Loan Trust, Series 2007-1, Class A6, 3 mo. USD LIBOR + .140%, FRN 1.885% 1/27/42	200,000	193,321
SLM Student Loan Trust, Series 2006-10, Class A6, 3 mo. USD LIBOR + .150%, FRN 1.895% 3/25/44	100,000	96,386
SLM Student Loan Trust, Series 2006-2, Class A6, ABS, FRN, 3 mo. USD LIBOR + .170%, FRN 1.915% 1/25/41	100,000	98,187
SLM Student Loan Trust, Series 2005-4, Class B, 3 mo. USD LIBOR + .180%, FRN 1.925% 7/25/55	112,971	107,445
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.955% 10/25/40	166,076	157,262

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.965% 3/25/44	$62,461	$58,847
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 2.055% 1/25/55	55,024	51,889
SLM Student Loan Trust, Series 2003-14, Class A7, 3 mo. USD LIBOR + .600%, FRN (b) 2.345% 10/25/65	250,000	249,066
SLM Student Loan Trust, Series 2005-7, Class A5, 3 mo. USD LIBOR + .750%, FRN 2.495% 1/25/40	100,000	99,625
SLM Student Loan Trust, Series 2003-5, Class A9, 28 day ARS, FRN 4.480% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 day ARS, FRN 4.490% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2017-A, Class B (b) 3.500% 6/17/41	100,000	93,819
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 3.072% 6/25/33	52,237	52,971
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (b) (c) 3.440% 3/26/40	100,000	97,958
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 2.795% 10/27/36	100,000	101,383

		3,962,960

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN (c) 3.718% 2/25/34	5,247	5,360
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN (c) 3.887% 9/25/33	1,952	1,817
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN (c) 3.596% 8/25/34	2,060	2,062
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN (c) 3.333% 8/25/34	13,326	13,091
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (b) (c) 3.500% 1/25/47	90,846	88,555

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN (c) 3.524% 2/25/34	$1,137	$1,056
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN (c) 3.627% 7/25/33	1,058	1,096
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN (c) 3.500% 2/25/34	67	72
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN (c) 3.696% 3/25/34	8,290	8,399
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.683% 4/25/44	19,562	19,865

		141,373

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,992,588)		9,051,804

Sovereign Debt Obligations — 0.2%
Colombia Government International Bond 6.125% 1/18/41	100,000	115,250
Mexico Government International Bond 4.750% 3/08/44	123,000	119,617

		234,867

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $230,862)		234,867

U.S. Government Agency Obligations and Instrumentalities — 6.5%
Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp.
REMIC Series 4303, Class AP 3.000% 8/15/43	93,842	93,758
Series 4290, Class CA 3.500% 12/15/38	66,257	67,173
Series 2617, Class Z 5.500% 5/15/33	50,938	55,588
Series 2693, Class Z 5.500% 10/15/33	93,853	99,913
Series 3423, Class PB 5.500% 3/15/38	18,588	19,902
Federal National Mortgage Association
REMIC Series 2014-7, Class VA 3.500% 5/25/25	47,086	47,997
Series 2014-48, Class AB 4.000% 10/25/40	85,578	87,835

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2007-32, Class Z 5.500% 4/25/37	$30,012	$32,184
Series 2010-60, Class HJ 5.500% 5/25/40	17,561	18,546
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	25,046	26,694

		549,590

Pass-Through Securities — 6.0%
Federal Home Loan Mortgage Corp.
Pool #Q41916 3.500% 7/01/46	65,919	66,514
Pool #Q44275 3.500% 11/01/46	44,217	44,616
Pool #Q44277 3.500% 11/01/46	21,821	21,983
Pool #Q52216 3.500% 11/01/47	98,163	98,450
Pool #V83655 3.500% 12/01/47	270,688	271,481
Pool #V83763 3.500% 12/01/47	321,413	322,354
Pool #Q52868 3.500% 12/01/47	149,182	149,619
Pool #V83886 3.500% 1/01/48	49,769	49,911
Pool #G61307 3.500% 2/01/48	249,330	250,664
Pool #Q47742 4.000% 4/01/47	23,740	24,551
Pool #Q47730 4.000% 4/01/47	45,576	47,134
Pool #V83764 4.000% 12/01/47	247,090	254,300
Pool #V83796 4.000% 12/01/47	418,902	430,143
Pool #Q52834 4.000% 12/01/47	149,368	153,376
Pool #C03537 4.500% 8/01/40	41,055	43,443
Pool #G06057 4.500% 10/01/40	29,324	30,997
Pool #G60485 4.500% 10/01/41	36,240	38,297
Pool #G60172 4.500% 9/01/43	37,281	39,485
Pool #Q48208 4.500% 5/01/47	23,800	25,009
Pool #Q48869 4.500% 6/01/47	229,025	240,235
Pool #G05253 5.000% 2/01/39	8,071	8,722

	Principal Amount	Value
Pool #G00729 8.000% 6/01/27	$12,740	$14,585
Federal National Mortgage Association
Pool #725692 1 year CMT + 2.140%, FRN 3.225% 10/01/33	9,830	10,319
Pool #888586 1 year CMT + 2.210%, FRN 3.302% 10/01/34	18,252	19,195
Pool #AS1304 3.500% 12/01/28	45,281	46,300
Pool #AV2325 3.500% 12/01/28	22,509	23,015
Pool #BF0196 3.500% 2/01/41	48,910	49,529
Pool #CA0770 3.500% 11/01/47	394,228	395,337
Pool #CA1073 3.500% 1/01/48	245,715	246,387
Pool #MA3287 3.500% 2/01/48	248,907	247,780
Pool #CA0181 4.000% 8/01/47	71,219	73,110
Pool #BH9011 4.000% 9/01/47	23,708	24,338
Pool #CA0620 4.000% 10/01/47	73,373	75,328
Pool #BF0094 4.000% 5/01/56	191,444	196,933
Pool #BF0105 4.000% 6/01/56	127,918	131,585
Pool #AH6787 4.500% 3/01/41	33,028	34,973
Pool #AD6437 5.000% 6/01/40	17,149	18,542
Pool #AD6996 5.000% 7/01/40	116,667	126,014
Pool #AL8173 5.000% 2/01/44	43,726	47,201
Pool #564594 7.000% 1/01/31	6,844	7,764
Pool #253795 7.000% 5/01/31	4,365	5,003
Pool #507061 7.500% 10/01/29	663	761
Pool #527761 7.500% 2/01/30	1,165	1,264
Pool #531196 7.500% 2/01/30	796	913
Pool #253183 7.500% 4/01/30	2,099	2,407
Pool #253265 7.500% 5/01/30	1,071	1,212

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #535248 8.000% 4/01/30	$114	$132
Pool #539460 8.000% 5/01/30	1,108	1,304
Pool #190317 8.000% 8/01/31	1,386	1,621
Federal National Mortgage Association TBA
Pool #11192 4.000% 5/30/44 (f)	535,000	548,960
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	190,629	193,027
Pool #BF1053 3.500% 12/15/47	24,887	25,138
Pool #BF1120 3.500% 1/15/48	49,850	50,352
Pool #AV1854 3.500% 1/15/48	43,245	43,681
Pool #BF1214 3.500% 2/15/48	49,925	50,428
Pool #BF1245 3.500% 2/15/48	49,923	50,426
Pool #352049 7.000% 10/15/23	652	711
Government National Mortgage Association II
Pool #82462 1 year CMT + 1.500%, FRN 2.375% 1/20/40	16,522	17,168
Pool #82488 1 year CMT + 1.500%, FRN 2.375% 3/20/40	18,000	18,704
Pool #784026 3.500% 12/20/44	52,230	52,838
Pool #BC4641 3.500% 9/20/47	74,312	74,945
Pool #BC4885 3.500% 11/20/47	99,362	100,301
Pool #BE4328 3.500% 12/20/47	74,622	75,258
Pool #BD6940 3.500% 12/20/47	49,764	50,187
Pool #BD3899 3.500% 1/20/48	124,032	125,088
Pool #BE6487 3.500% 1/20/48	25,034	25,247
Pool #BD6461 3.500% 1/20/48	49,847	50,271
Pool #BF1119 3.500% 1/20/48	74,766	75,403
Pool #BF1269 3.500% 2/20/48	39,527	39,864

	Principal Amount	Value
Pool #AC2985 4.000% 10/20/47	$24,826	$25,522
Government National Mortgage Association II TBA
Pool #304 3.500% 6/30/45 (f)	100,000	100,961
Pool #1235 4.000% 3/02/45 (f)	325,000	334,090
Pool #1019 4.500% 9/30/42 (f)	150,000	156,012

		6,698,718

Whole Loans — 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C05, Class 2M1 1 mo. USD LIBOR + 1.350%, FRN 3.222% 1/25/29	33,378	33,521

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,417,829)		7,281,829

U.S. Treasury Obligations — 1.0%
U.S. Treasury Bonds & Notes — 1.0%
U.S. Treasury Bond 2.500% 5/15/46	635,000	577,503
U.S. Treasury Bond (g) 3.500% 2/15/39	205,000	225,212
U.S. Treasury Inflation Index 0.500% 1/15/28	300,003	294,639

		1,097,354

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,110,721)		1,097,354

TOTAL BONDS & NOTES (Cost $28,499,218)		28,382,878

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $245,589)		239,534

	Number of Shares
RIGHTS — 0.0%

Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway PDC LLC CVR (a) (d) (h)	3,821	1

TOTAL RIGHTS (Cost $126)		1

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 9.7%
Diversified Financial Services — 9.7%
iShares China Large-Cap ETF	2,800	$132,272
iShares MSCI Australia ETF	7,000	154,140
iShares MSCI EAFE ETF	43,430	3,026,202
iShares MSCI France ETF	8,500	266,900
iShares MSCI Germany ETF	7,200	230,688
iShares MSCI India ETF	13,000	443,690
iShares MSCI Italy ETF	2,900	93,235
iShares MSCI Japan ETF	10,300	625,004
iShares MSCI Singapore ETF	1,150	30,671
iShares MSCI South Korea ETF	1,800	135,810
iShares MSCI Spain ETF	3,400	110,534
iShares MSCI Sweden ETF	2,100	70,308
iShares MSCI Switzerland Capped ETF	6,400	219,968
iShares MSCI Turkey Investable Market ETF	1,700	72,114
iShares MSCI United Kingdom ETF	10,500	364,875
Vanguard FTSE Developed Markets ETF	74,840	3,311,670
Vanguard FTSE Emerging Markets ETF	35,200	1,653,696

TOTAL MUTUAL FUNDS (Cost $9,275,225)		10,941,777

TOTAL LONG-TERM INVESTMENTS (Cost $100,791,785)		111,920,214

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Commercial Paper — 1.4%
Dollar General Corp. (b) 2.383% 4/02/18	$700,000	699,843
HP, Inc. (b) 2.425% 4/11/18	900,000	899,422

		1,599,265

Time Deposit — 0.1%
Euro Time Deposit 0.280% 4/02/18	134,783	134,783

TOTAL SHORT-TERM INVESTMENTS (Cost $1,734,139)		1,734,048

TOTAL INVESTMENTS — 101.1% (Cost $102,525,924) (i)		113,654,262

Other Assets/(Liabilities) — (1.1)%		(1,256,686)

NET ASSETS — 100.0%		$112,397,576

Abbreviation Legend

ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $10,419,966 or 9.27% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2018.
(d)	Investment was valued using significant unobservable inputs.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2018, these securities amounted to a value of $95,486 or 0.08% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $1 or 0.00% of net assets.
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

(#) The Fund had the following open Purchased Swaptions contracts at March 31, 2018:

OTC Counterparty*	Units	Notional Amount	Expiration Date	Pay/ Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	790,000	USD 790,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.44	$39,495	$32,990	$(6,505)
Credit Suisse International	870,000	USD 870,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/2/43, Strike 2.61	41,760	40,551	(1,209)

						81,255	73,541	(7,714)

Put
Barclays Bank PLC	1,620,000	USD 1,620,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Strike 2.94	$80,988	$84,199	$3,211
Credit Suisse International	1,740,000	USD 1,740,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/2/43, Strike 3.11	83,346	81,794	(1,552)

						164,334	165,993	1,659

						$245,589	$239,534	$(6,055)

*	Contracts are subject to a Master Netting Agreement.

The Fund had the following open Futures contracts at March 31, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Futures Contracts — Long
Mini MSCI EAFE	6/15/18	17	$1,718,083	$(17,573)
U.S. Treasury Note 2 Year	6/29/18	11	2,337,690	1,013
U.S. Treasury Note 5 Year	6/29/18	24	2,735,842	11,221
U.S. Treasury Note 10 Year	6/20/18	7	837,397	10,587
U.S. Treasury Ultra Long Bond	6/20/18	6	933,380	29,433

				$34,681

Futures Contracts — Short
U.S. Treasury Long Bond	6/20/18	1	$(143,778)	$(2,847)
U.S. Treasury Ultra 10 Year	6/20/18	1	(128,496)	(1,363)

				$(4,210)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

The Fund had the following open Swap agreements at March 31, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps*
Goldman Sachs International	USD	140,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(20,712)	$86	$(20,626)
Goldman Sachs International	USD	50,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(3,036)	(4,330)	(7,366)
Goldman Sachs International	USD	20,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(1,345)	(1,602)	(2,947)

							$(25,093)	$(5,846)	$(30,939)

*	Contracts are subject to a Master Netting Agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD U.S.	Dollar

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.3%

COMMON STOCK — 94.3%
Basic Materials — 3.2%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	3,090	$491,404
Albemarle Corp.	2,010	186,407
Ashland Global Holdings, Inc.	700	48,853
Cabot Corp.	200	11,144
Celanese Corp. Series A	1,500	150,315
CF Industries Holdings, Inc.	9,500	358,435
DowDuPont, Inc.	810	51,605
Eastman Chemical Co.	200	21,116
Huntsman Corp.	21,300	623,025
LyondellBasell Industries NV Class A	3,300	348,744
Platform Specialty Products Corp. (a)	42,600	410,238
Praxair, Inc.	5,030	725,829
Westlake Chemical Corp.	6,660	740,259

		4,167,374

Forest Products & Paper — 0.2%
Domtar Corp.	8,137	346,148

Iron & Steel — 0.4%
Steel Dynamics, Inc.	4,200	185,724
United States Steel Corp.	17,290	608,435

		794,159

Mining — 0.7%
Alcoa Corp. (a)	3,400	152,864
Freeport-McMoRan, Inc. (a)	34,631	608,467
Newmont Mining Corp.	7,800	304,746
Southern Copper Corp.	9,100	493,038
Tahoe Resources, Inc.	3,200	15,008

		1,574,123

		6,881,804

Communications — 7.6%
Internet — 0.7%
eBay, Inc. (a)	19,100	768,584
FireEye, Inc. (a)	700	11,851
Liberty Expedia Holdings, Inc. Class A (a)	13,500	530,280
Twitter, Inc. (a)	6,000	174,060

		1,484,775

Media — 1.8%
Comcast Corp. Class A	5,400	184,518
Discovery Communications, Inc. Class A (a)	6,100	130,723
Discovery Communications, Inc. Class C (a)	5,628	109,859
DISH Network Corp. Class A (a)	200	7,578
John Wiley & Sons, Inc. Class A	1,400	89,180

	Number of Shares	Value
News Corp. Class A	2,800	$44,240
Sirius XM Holdings, Inc.	117,400	732,576
TEGNA, Inc.	4,455	50,742
Time Warner, Inc.	12,890	1,219,136
Twenty-First Century Fox, Inc. Class A	11,200	410,928
Twenty-First Century Fox, Inc. Class B	4,300	156,391
Viacom, Inc. Class A	1,500	59,400
Viacom, Inc. Class B	23,700	736,122

		3,931,393

Telecommunications — 5.1%
ARRIS International PLC (a)	13,600	361,352
AT&T, Inc.	117,414	4,185,809
CenturyLink, Inc.	7	115
Cisco Systems, Inc.	84,000	3,602,760
EchoStar Corp. Class A (a)	8,900	469,653
GCI Liberty, Inc. Class A (a)	8,700	459,882
Juniper Networks, Inc.	8,900	216,537
LogMeIn, Inc.	6,080	702,544
Motorola Solutions, Inc.	2,400	252,720
T-Mobile US, Inc. (a)	7,550	460,852
Telephone & Data Systems, Inc.	1,118	31,338
Verizon Communications, Inc.	2,700	129,114

		10,872,676

		16,288,844

Consumer, Cyclical — 8.4%
Airlines — 1.2%
Alaska Air Group, Inc.	4,900	303,604
American Airlines Group, Inc.	7,300	379,308
Copa Holdings SA Class A	4,380	563,399
Delta Air Lines, Inc.	7,400	405,594
JetBlue Airways Corp. (a)	17,500	355,600
Spirit Airlines, Inc. (a)	8,600	324,908
United Continental Holdings, Inc. (a)	5,100	354,297

		2,686,710

Apparel — 0.5%
Michael Kors Holdings Ltd. (a)	3,000	186,240
Ralph Lauren Corp.	3,900	436,020
VF Corp.	5,600	415,072

		1,037,332

Auto Manufacturers — 1.0%
Ford Motor Co.	74,500	825,460
General Motors Co.	28,000	1,017,520
PACCAR, Inc.	5,200	344,084

		2,187,064

Auto Parts & Equipment — 0.7%
Adient PLC	62	3,705
BorgWarner, Inc.	7,200	361,656

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Goodyear Tire & Rubber Co.	3,400	$90,372
Lear Corp.	5,270	980,694

		1,436,427

Distribution & Wholesale — 0.0%
WESCO International, Inc. (a)	1,200	74,460

Entertainment — 0.2%
Cinemark Holdings, Inc.	3,500	131,845
Dolby Laboratories, Inc. Class A	800	50,848
International Game Technology PLC	6,300	168,399

		351,092

Food Services — 0.0%
Aramark	400	15,824

Home Builders — 0.5%
D.R. Horton, Inc.	2,000	87,680
Lennar Corp. Class A	4,470	263,462
Lennar Corp. Class B	3,149	150,176
PulteGroup, Inc.	2,900	85,521
Toll Brothers, Inc.	10,500	454,125

		1,040,964

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	1,000	45,290
Whirlpool Corp.	1,010	154,641

		199,931

Leisure Time — 0.4%
Brunswick Corp.	500	29,695
Harley-Davidson, Inc.	8,700	373,056
Norwegian Cruise Line Holdings Ltd. (a)	1,700	90,049
Royal Caribbean Cruises Ltd.	3,480	409,735

		902,535

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	700	55,132
Hyatt Hotels Corp. Class A	7,000	533,820
MGM Resorts International	5,600	196,112

		785,064

Retail — 3.4%
AutoNation, Inc. (a)	7,100	332,138
Bed Bath & Beyond, Inc.	11,300	237,187
Best Buy Co., Inc.	6,200	433,938
Burlington Stores, Inc. (a)	850	113,178
Dick’s Sporting Goods, Inc.	15,600	546,780
Foot Locker, Inc.	10,100	459,954
GameStop Corp. Class A	18,300	230,946
The Gap, Inc.	4,700	146,640
Kohl’s Corp.	2,800	183,428
Macy’s, Inc.	14,644	435,513
The Michaels Cos., Inc. (a)	1,900	37,449
Nu Skin Enterprises, Inc. Class A	4,900	361,179
PVH Corp.	1,370	207,459

	Number of Shares	Value
Qurate Retail Group, Inc. (a)	4,800	$120,816
Signet Jewelers Ltd.	6,800	261,936
Target Corp.	11,200	777,616
Tiffany & Co.	500	48,830
Urban Outfitters, Inc. (a)	300	11,088
Walgreens Boots Alliance, Inc.	9,639	631,065
Walmart, Inc.	18,200	1,619,254

		7,196,394

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	1,100	92,730

		18,006,527

Consumer, Non-cyclical — 16.6%
Agriculture — 0.4%
Bunge Ltd.	2,700	199,638
Philip Morris International, Inc.	6,160	612,304

		811,942

Beverages — 0.3%
The Coca-Cola Co.	4,800	208,464
Molson Coors Brewing Co. Class B	1,560	117,515
PepsiCo, Inc.	2,910	317,626

		643,605

Biotechnology — 1.6%
Amgen, Inc.	15,070	2,569,133
Bio-Rad Laboratories, Inc. Class A (a)	10	2,501
Gilead Sciences, Inc.	7,700	580,503
United Therapeutics Corp. (a)	2,450	275,282

		3,427,419

Commercial Services — 0.3%
Booz Allen Hamilton Holding Corp.	3,900	151,008
CoreLogic, Inc. (a)	400	18,092
Graham Holdings Co. Class B	6	3,614
H&R Block, Inc.	1,000	25,410
ManpowerGroup, Inc.	3,030	348,753
Sabre Corp.	2,000	42,900

		589,777

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	4,100	293,888
Edgewell Personal Care Co. (a)	80	3,905
The Procter & Gamble Co.	39,210	3,108,569

		3,406,362

Foods — 0.6%
Campbell Soup Co.	700	30,317
Conagra Brands, Inc.	8,600	317,168
Ingredion, Inc.	160	20,627
The J.M. Smucker Co.	350	43,404
The Kraft Heinz Co.	400	24,916
The Kroger Co.	3,600	86,184
Lamb Weston Holdings, Inc.	33	1,921

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mondelez International, Inc. Class A	50	$2,087
Pilgrim’s Pride Corp. (a)	7,200	177,192
Pinnacle Foods, Inc.	100	5,410
Post Holdings, Inc. (a)	300	22,728
Seaboard Corp.	30	127,950
Tyson Foods, Inc. Class A	4,700	343,993

		1,203,897

Health Care – Products — 2.8%
Abbott Laboratories	35,600	2,133,152
Baxter International, Inc.	16,400	1,066,656
The Cooper Cos., Inc.	30	6,864
Danaher Corp.	5,500	538,505
Hologic, Inc. (a)	5,000	186,800
Medtronic PLC	16,669	1,337,187
QIAGEN NV (a)	8,100	261,711
STERIS PLC	400	37,344
Teleflex, Inc.	460	117,291
Thermo Fisher Scientific, Inc.	570	117,682
Zimmer Biomet Holdings, Inc.	1,070	116,673

		5,919,865

Health Care – Services — 1.8%
Aetna, Inc.	2,421	409,149
Anthem, Inc.	4,380	962,286
Centene Corp. (a)	7,900	844,273
Cigna Corp.	1,710	286,835
HCA Healthcare, Inc.	3,800	368,600
Humana, Inc.	860	231,194
LifePoint Health, Inc. (a)	4,900	230,300
Quest Diagnostics, Inc.	2,070	207,621
WellCare Health Plans, Inc. (a)	1,550	300,127

		3,840,385

Household Products & Wares — 0.2%
Avery Dennison Corp.	4,320	459,000
Kimberly-Clark Corp.	770	84,800

		543,800

Pharmaceuticals — 7.0%
Allergan PLC	4,730	796,012
Bristol-Myers Squibb Co.	5,100	322,575
Cardinal Health, Inc.	3,300	206,844
CVS Health Corp.	12,880	801,265
Endo International PLC (a)	31,100	184,734
Express Scripts Holding Co. (a)	10,400	718,432
Johnson & Johnson	30,470	3,904,731
Mallinckrodt PLC (a)	19,260	278,885
McKesson Corp.	4,520	636,732
Merck & Co., Inc.	33,228	1,809,929
Mylan NV (a)	4,700	193,499
Perrigo Co. PLC	1,300	108,342
Pfizer, Inc.	142,115	5,043,661

		15,005,641

		35,392,693

	Number of Shares	Value
Energy — 7.8%
Coal — 0.0%
CONSOL Energy, Inc. (a)	487	$14,108

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a)	5,600	397,488

Oil & Gas — 6.8%
Andeavor	1,560	156,874
Apache Corp.	28	1,077
Chevron Corp.	20,515	2,339,531
CNX Resources Corp. (a)	3,900	60,177
ConocoPhillips	8,648	512,740
Devon Energy Corp.	12,750	405,323
Diamondback Energy, Inc. (a)	60	7,591
EOG Resources, Inc.	5,020	528,455
Exxon Mobil Corp.	54,390	4,058,038
Gulfport Energy Corp. (a)	35,700	344,505
HollyFrontier Corp.	9,300	454,398
Marathon Oil Corp.	25,200	406,476
Marathon Petroleum Corp.	20,940	1,530,923
Murphy Oil Corp.	1,700	43,928
Murphy USA, Inc. (a)	5,000	364,000
Noble Energy, Inc.	80	2,424
Occidental Petroleum Corp.	11,330	735,997
Patterson-UTI Energy, Inc.	2,500	43,775
PBF Energy, Inc. Class A	12,700	430,530
Phillips 66	1,200	115,104
Pioneer Natural Resources Co.	1,960	336,689
QEP Resources, Inc. (a)	46,900	459,151
Southwestern Energy Co. (a)	7,500	32,475
Transocean Ltd. (a)	15,200	150,480
Valero Energy Corp.	11,764	1,091,346
Whiting Petroleum Corp. (a)	1,450	49,068
WPX Energy, Inc. (a)	66	975

		14,662,050

Oil & Gas Services — 0.7%
Baker Hughes a GE Co.	3	84
Halliburton Co.	10,800	506,952
National Oilwell Varco, Inc.	17,000	625,770
Oceaneering International, Inc.	6,300	116,802
Schlumberger Ltd.	3,840	248,755

		1,498,363

Pipelines — 0.1%
Kinder Morgan, Inc.	4,000	60,240
The Williams Cos., Inc.	5,400	134,244

		194,484

		16,766,493

Financial — 30.7%
Banks — 14.7%
Associated Banc-Corp.	17,850	443,573
Bank of America Corp.	175,273	5,256,437

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bank of Hawaii Corp.	820	$68,142
The Bank of New York Mellon Corp.	14,450	744,608
BankUnited, Inc.	300	11,994
BB&T Corp.	3,419	177,925
BOK Financial Corp.	400	39,596
Capital One Financial Corp.	6,650	637,203
CIT Group, Inc.	11,100	571,650
Citigroup, Inc.	57,371	3,872,542
Citizens Financial Group, Inc.	20,400	856,392
Comerica, Inc.	6,600	633,138
Commerce Bancshares, Inc.	1,066	63,864
Cullen/Frost Bankers, Inc.	2,500	265,175
East West Bancorp, Inc.	2,900	181,366
F.N.B. Corp.	4,000	53,800
Fifth Third Bancorp	11,360	360,680
First Horizon National Corp.	616	11,599
The Goldman Sachs Group, Inc.	8,170	2,057,696
Huntington Bancshares, Inc.	5,171	78,082
JP Morgan Chase & Co.	54,427	5,985,337
KeyCorp	26,996	527,772
M&T Bank Corp.	385	70,979
Morgan Stanley	29,800	1,608,008
Northern Trust Corp.	700	72,191
PacWest Bancorp	6,700	331,851
The PNC Financial Services Group, Inc.	7,876	1,191,166
Popular, Inc.	300	12,486
Prosperity Bancshares, Inc.	900	65,367
Regions Financial Corp.	24,260	450,751
State Street Corp.	6,600	658,218
SunTrust Banks, Inc.	10,100	687,204
SVB Financial Group (a)	900	216,009
Synovus Financial Corp.	4,971	248,252
TCF Financial Corp.	2,100	47,901
US Bancorp	8,490	428,745
Webster Financial Corp.	1,200	66,480
Wells Fargo & Co.	36,153	1,894,779
Western Alliance Bancorp (a)	4,100	238,251
Zions Bancorp	3,450	181,919

		31,369,128

Diversified Financial Services — 4.2%
Affiliated Managers Group, Inc.	400	75,832
Air Lease Corp.	1,600	68,192
Ally Financial, Inc.	18,800	510,420
American Express Co.	12,500	1,166,000
Ameriprise Financial, Inc.	3,000	443,820
BlackRock, Inc.	1,750	948,010
The Charles Schwab Corp.	700	36,554
CME Group, Inc.	1,670	270,106
Credit Acceptance Corp. (a)	740	244,503
Discover Financial Services	5,500	395,615
E*TRADE Financial Corp. (a)	7,900	437,739

	Number of Shares	Value
Federated Investors, Inc. Class B	1,800	$60,120
FNF Group	2,557	102,331
Franklin Resources, Inc.	7,700	267,036
Intercontinental Exchange, Inc.	5,035	365,138
Invesco Ltd.	10,700	342,507
Lazard Ltd. Class A	3,600	189,216
Legg Mason, Inc.	14,500	589,425
Navient Corp.	32,100	421,152
OneMain Holdings, Inc. (a)	5,400	161,676
Raymond James Financial, Inc.	4,600	411,286
Santander Consumer USA Holdings, Inc.	31,400	511,820
SLM Corp. (a)	6,600	73,986
Synchrony Financial	10,800	362,124
T. Rowe Price Group, Inc.	3,900	421,083

		8,875,691

Insurance — 7.0%
Aflac, Inc.	10,400	455,104
Alleghany Corp.	85	52,227
The Allstate Corp.	4,000	379,200
American Financial Group, Inc.	250	28,055
American International Group, Inc.	2	109
American National Insurance Co.	310	36,258
Arch Capital Group Ltd. (a)	400	34,236
Aspen Insurance Holdings Ltd.	600	26,910
Assurant, Inc.	820	74,956
Assured Guaranty Ltd.	14,700	532,140
Athene Holding Ltd. Class A (a)	8,100	387,261
Axis Capital Holdings Ltd.	4,900	282,093
Berkshire Hathaway, Inc. Class B (a)	29,570	5,898,624
Brighthouse Financial, Inc. (a)	30	1,542
Chubb Ltd.	3,401	465,155
Cincinnati Financial Corp.	320	23,763
CNA Financial Corp.	12,500	616,875
Everest Re Group Ltd.	1,040	267,093
Fairfax Financial Holdings Ltd.	163	82,967
First American Financial Corp.	2,700	158,436
The Hanover Insurance Group, Inc.	300	35,367
The Hartford Financial Services Group, Inc.	6,090	313,757
Lincoln National Corp.	6,298	460,132
Loews Corp.	4,220	209,861
Markel Corp. (a)	5	5,851
Mercury General Corp.	90	4,128
MetLife, Inc.	19,540	896,691
Old Republic International Corp.	15,500	332,475
Principal Financial Group, Inc.	4,300	261,913
Prudential Financial, Inc.	6,780	702,069
Reinsurance Group of America, Inc.	2,780	428,120
RenaissanceRe Holdings Ltd.	140	19,391
Torchmark Corp.	890	74,911
The Travelers Cos., Inc.	3,139	435,881

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Unum Group	9,000	$428,490
Validus Holdings Ltd.	800	53,960
Voya Financial, Inc.	8,800	444,400
W.R. Berkley Corp.	900	65,430
White Mountains Insurance Group Ltd.	3	2,468
XL Group Ltd.	50	2,763

		14,981,062

Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	11,800	557,196
Jones Lang LaSalle, Inc.	440	76,842

		634,038

Real Estate Investment Trusts (REITS) — 4.5%
AGNC Investment Corp.	15,600	295,152
Alexandria Real Estate Equities, Inc.	20	2,498
American Campus Communities, Inc.	100	3,862
Annaly Capital Management, Inc.	44,960	468,933
Apartment Investment & Management Co. Class A	100	4,075
Apple Hospitality REIT, Inc.	2,500	43,925
AvalonBay Communities, Inc.	1,844	303,264
Boston Properties, Inc.	50	6,161
Brandywine Realty Trust	19,900	316,012
Brixmor Property Group, Inc.	3,300	50,325
Camden Property Trust	100	8,418
Chimera Investment Corp.	41,020	714,158
CoreCivic, Inc.	3,205	62,562
DCT Industrial Trust, Inc.	3,500	197,190
Digital Realty Trust, Inc.	30	3,161
Duke Realty Corp.	15,400	407,792
EPR Properties	900	49,860
Equity Commonwealth (a)	2,167	66,462
Equity Residential	4,200	258,804
Essex Property Trust, Inc.	1,223	294,352
Gaming and Leisure Properties, Inc.	9,800	328,006
GGP, Inc.	300	6,138
HCP, Inc.	9,500	220,685
Highwoods Properties, Inc.	800	35,056
Hospitality Properties Trust	540	13,684
Host Hotels & Resorts, Inc.	3	56
Hudson Pacific Properties, Inc.	9,200	299,276
JBG SMITH Properties	19	640
Kilroy Realty Corp.	100	7,096
Kimco Realty Corp.	200	2,880
Liberty Property Trust	2,170	86,214
Life Storage, Inc.	3,500	292,320
The Macerich Co.	1,882	105,430
Medical Properties Trust, Inc.	3,900	50,700
MFA Financial, Inc.	29,900	225,147
Mid-America Apartment Communities, Inc.	3,983	363,409
National Retail Properties, Inc.	300	11,778

	Number of Shares	Value
New Residential Investment Corp.	47,700	$784,665
Omega Healthcare Investors, Inc.	4,700	127,088
Park Hotels & Resorts, Inc.	24,900	672,798
Piedmont Office Realty Trust, Inc. Class A	2,400	42,216
Prologis, Inc.	7,385	465,181
Rayonier, Inc.	500	17,590
Realty Income Corp.	600	31,038
Senior Housing Properties Trust	3,600	56,376
Spirit Realty Capital, Inc.	200	1,552
Starwood Property Trust, Inc.	16,000	335,200
Two Harbors Investment Corp.	36,650	563,310
UDR, Inc.	3,100	110,422
Uniti Group, Inc. (a)	72	1,170
Ventas, Inc.	8,100	401,193
Vornado Realty Trust	38	2,557
Weingarten Realty Investors	900	25,272
Welltower, Inc.	600	32,658
Weyerhaeuser Co.	9,600	336,000
WP Carey, Inc.	800	49,592

		9,661,359

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	90	1,173
People’s United Financial, Inc.	4,200	78,372

		79,545

		65,600,823

Industrial — 7.7%
Aerospace & Defense — 0.6%
Harris Corp.	4,098	660,925
L3 Technologies, Inc.	790	164,320
Lockheed Martin Corp.	160	54,069
Raytheon Co.	500	107,910
Spirit AeroSystems Holdings, Inc. Class A	2,500	209,250

		1,196,474

Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	200	11,778
Johnson Controls International PLC	29	1,022
Owens Corning	2,300	184,920
USG Corp. (a)	1,000	40,420

		238,140

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	3,400	258,298
Emerson Electric Co.	8,300	566,890

		825,188

Electronics — 1.7%
Agilent Technologies, Inc.	5,400	361,260
Arrow Electronics, Inc. (a)	3,800	292,676
Avnet, Inc.	9,200	384,192

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc.	24,400	$680,272
Fortive Corp.	1,400	108,528
Garmin Ltd.	3,300	194,469
Gentex Corp.	1,400	32,228
Honeywell International, Inc.	6,010	868,505
Jabil, Inc.	17,200	494,156
Keysight Technologies, Inc. (a)	2,400	125,736
PerkinElmer, Inc.	810	61,333
Trimble, Inc. (a)	4,100	147,108

		3,750,463

Engineering & Construction — 0.5%
AECOM (a)	4,011	142,912
Fluor Corp.	13,900	795,358
Jacobs Engineering Group, Inc.	2,500	147,875

		1,086,145

Environmental Controls — 0.1%
Republic Services, Inc.	3,290	217,897
Waste Management, Inc.	340	28,601

		246,498

Hand & Machine Tools — 0.2%
Regal Beloit Corp.	1,000	73,350
Stanley Black & Decker, Inc.	2,265	346,998

		420,348

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	6,030	888,701
Oshkosh Corp.	300	23,181
Terex Corp.	13,800	516,258

		1,428,140

Machinery – Diversified — 0.6%
AGCO Corp.	3,766	244,225
Cummins, Inc.	3,660	593,249
IDEX Corp.	810	115,433
Roper Technologies, Inc.	530	148,766
Xylem, Inc.	1,100	84,612

		1,186,285

Metal Fabricate & Hardware — 0.0%
The Timken Co.	1,000	45,600
Valmont Industries, Inc.	70	10,241

		55,841

Miscellaneous – Manufacturing — 1.5%
AptarGroup, Inc.	600	53,898
Colfax Corp. (a)	4,900	156,310
Crane Co.	3,920	363,541
Donaldson Co., Inc.	2,000	90,100
Dover Corp.	4,300	422,346
Eaton Corp. PLC	6,772	541,151
General Electric Co.	90	1,213
Ingersoll-Rand PLC	2,700	230,877
ITT, Inc.	1,000	48,980

	Number of Shares	Value
Parker-Hannifin Corp.	2,990	$511,380
Pentair PLC	1,019	69,424
Textron, Inc.	6,100	359,717
Trinity Industries, Inc.	11,600	378,508

		3,227,445

Packaging & Containers — 0.4%
Ardagh Group SA	12,700	237,236
Bemis Co., Inc.	60	2,611
Crown Holdings, Inc. (a)	1,000	50,750
Owens-Illinois, Inc. (a)	19,600	424,536
WestRock Co.	3,440	220,745

		935,878

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	460	118,570

Transportation — 0.8%
Norfolk Southern Corp.	7,970	1,082,167
Ryder System, Inc.	90	6,551
Union Pacific Corp.	1,360	182,825
XPO Logistics, Inc. (a)	4,800	488,688

		1,760,231

		16,475,646

Technology — 8.0%
Computers — 2.4%
Amdocs Ltd.	3,000	200,160
Conduent, Inc. (a)	27,351	509,823
DST Systems, Inc.	3,400	284,410
Hewlett Packard Enterprise Co.	24,300	426,222
HP, Inc.	21,400	469,088
International Business Machines Corp.	4,320	662,817
Leidos Holdings, Inc.	2,350	153,690
NetApp, Inc.	12,200	752,618
Teradata Corp. (a)	11,900	472,073
Western Digital Corp.	12,736	1,175,151

		5,106,052

Office & Business Equipment — 0.3%
Pitney Bowes, Inc.	16,500	179,685
Xerox Corp.	16,614	478,151

		657,836

Semiconductors — 3.4%
Cypress Semiconductor Corp.	4,400	74,624
Intel Corp.	84,400	4,395,552
Marvell Technology Group Ltd.	2,100	44,100
Micron Technology, Inc. (a)	8,300	432,762
NXP Semiconductor NV (a)	1,960	229,320
ON Semiconductor Corp. (a)	24,000	587,040
QUALCOMM, Inc.	24,500	1,357,545
Teradyne, Inc.	4,700	214,837
Xilinx, Inc.	200	14,448

		7,350,228

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.9%
Autodesk, Inc. (a)	360	$45,209
CA, Inc.	13,890	470,871
The Dun & Bradstreet Corp.	2,870	335,790
Fidelity National Information Services, Inc.	7,200	693,360
Nuance Communications, Inc. (a)	2,700	42,525
Oracle Corp.	47,500	2,173,125
SS&C Technologies Holdings, Inc	100	5,364
Synopsys, Inc. (a)	523	43,534
Zynga, Inc. Class A (a)	63,900	233,874

		4,043,652

		17,157,768

Utilities — 4.3%
Electric — 4.1%
AES Corp.	42,800	486,636
Alliant Energy Corp.	600	24,516
Ameren Corp.	2,360	133,647
American Electric Power Co., Inc.	2,830	194,110
Avangrid, Inc.	1,100	56,232
CenterPoint Energy, Inc.	7,900	216,460
CMS Energy Corp.	2,300	104,167
Consolidated Edison, Inc.	5,160	402,170
DTE Energy Co.	2,780	290,232
Duke Energy Corp.	8,914	690,567
Edison International	6,280	399,785
Entergy Corp.	7,900	622,362
Eversource Energy	1,481	87,260
Exelon Corp.	4,275	166,768
FirstEnergy Corp.	13,327	453,251
Great Plains Energy, Inc.	11,637	369,940
Hawaiian Electric Industries, Inc.	900	30,942
NextEra Energy, Inc.	4,802	784,311
OGE Energy Corp.	3,600	117,972
PG&E Corp.	10,830	475,762
Pinnacle West Capital Corp.	1,760	140,448
PPL Corp.	14,000	396,060
Public Service Enterprise Group, Inc.	7,600	381,824
SCANA Corp.	2,520	94,626
Sempra Energy	2,630	292,509
The Southern Co.	12,250	547,085
Vistra Energy Corp. (a)	15,600	324,948
WEC Energy Group, Inc.	2,720	170,544
Westar Energy, Inc.	200	10,518
Xcel Energy, Inc.	3,720	169,186

		8,634,838

Gas — 0.2%
Atmos Energy Corp.	250	21,060
National Fuel Gas Co.	1,150	59,167
NiSource, Inc.	16,690	399,058

	Number of Shares	Value
UGI Corp.	435	$19,323
Vectren Corp.	150	9,588

		508,196

Water — 0.0%
Aqua America, Inc.	25	851

		9,143,885

TOTAL COMMON STOCK (Cost $184,537,563)		201,714,483

TOTAL EQUITIES (Cost $184,537,563)		201,714,483

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway PDC, LLC. CVR (a) (b) (c)	9,300	3

TOTAL RIGHTS (Cost $307)		3

MUTUAL FUNDS — 4.3%
Diversified Financial Services — 4.3%
iShares Russell 1000 Value Index Fund	75,738	9,085,530

TOTAL MUTUAL FUNDS (Cost $9,008,414)		9,085,530

TOTAL LONG-TERM INVESTMENTS (Cost $193,546,284)		210,800,016

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (d)	$3,035,939	3,035,939

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	$47,267	$47,267

TOTAL SHORT-TERM INVESTMENTS (Cost $3,083,206)		3,083,206

TOTAL INVESTMENTS — 100.0% (Cost $196,629,490) (e)		213,883,222

Other Assets/(Liabilities) — (0.0)%		(27,554)

NET ASSETS — 100.0%		$213,855,668

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $3 or 0.00% of net assets.
(d)	Maturity value of $3,036,188. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $3,101,091.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.5%
Basic Materials — 2.2%
Chemicals — 2.2%
DowDuPont, Inc.	20,084	$1,279,552
PPG Industries, Inc.	14,554	1,624,226

		2,903,778

Communications — 14.3%
Internet — 7.6%
Alphabet, Inc. Class C (a)	4,805	4,957,751
eBay, Inc. (a)	41,890	1,685,654
Facebook, Inc. Class A (a)	19,526	3,120,059

		9,763,464

Media — 2.4%
Comcast Corp. Class A	91,582	3,129,357

Telecommunications — 4.3%
Cisco Systems, Inc.	27,480	1,178,617
Motorola Solutions, Inc.	25,310	2,665,143
Verizon Communications, Inc.	36,610	1,750,690

		5,594,450

		18,487,271

Consumer, Cyclical — 9.9%
Airlines — 0.5%
Alaska Air Group, Inc.	10,960	679,082

Auto Parts & Equipment — 0.9%
Aptiv PLC	11,784	1,001,286
Delphi Technologies PLC	3,884	185,073

		1,186,359

Distribution & Wholesale — 0.9%
Fastenal Co.	21,650	1,181,873

Home Furnishing — 0.4%
Whirlpool Corp.	2,800	428,708

Retail — 7.2%
Best Buy Co., Inc.	21,190	1,483,088
CarMax, Inc. (a)	23,640	1,464,262
Lowe’s Cos., Inc.	28,290	2,482,447
McDonald’s Corp.	11,317	1,769,752
O’Reilly Automotive, Inc. (a)	8,820	2,181,892

		9,381,441

		12,857,463

Consumer, Non-cyclical — 23.7%
Agriculture — 1.8%
Philip Morris International, Inc.	23,711	2,356,873

Beverages — 2.7%
PepsiCo, Inc.	31,947	3,487,015

	Number of Shares	Value
Biotechnology — 3.1%
Celgene Corp. (a)	18,422	$1,643,427
Exact Sciences Corp. (a)	18,040	727,553
Gilead Sciences, Inc.	21,440	1,616,361

		3,987,341

Commercial Services — 4.4%
Equifax, Inc.	5,610	660,914
Nielsen Holdings PLC	33,350	1,060,197
PayPal Holdings, Inc. (a)	23,207	1,760,715
S&P Global, Inc.	12,020	2,296,541

		5,778,367

Foods — 2.7%
The Kraft Heinz Co.	28,830	1,795,821
Mondelez International, Inc. Class A	41,541	1,733,506

		3,529,327

Health Care – Products — 2.1%
Boston Scientific Corp. (a)	45,503	1,243,142
Stryker Corp.	9,630	1,549,660

		2,792,802

Health Care – Services — 4.0%
DaVita, Inc. (a)	19,700	1,299,018
Laboratory Corp. of America Holdings (a)	840	135,870
UnitedHealth Group, Inc.	17,319	3,706,266

		5,141,154

Pharmaceuticals — 2.9%
Express Scripts Holding Co. (a)	8,289	572,604
Merck & Co., Inc.	57,701	3,142,974

		3,715,578

		30,788,457

Energy — 5.4%
Oil & Gas — 3.7%
Exxon Mobil Corp.	26,240	1,957,766
Suncor Energy, Inc.	84,218	2,908,890

		4,866,656

Pipelines — 1.7%
Magellan Midstream Partners LP (b)	37,364	2,180,190

		7,046,846

Financial — 18.7%
Banks — 7.9%
The Bank of New York Mellon Corp.	40,747	2,099,693
JP Morgan Chase & Co.	42,520	4,675,924
SunTrust Banks, Inc.	24,018	1,634,185
US Bancorp	35,206	1,777,903

		10,187,705

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 4.4%
CME Group, Inc.	12,475	$2,017,706
Discover Financial Services	20,828	1,498,158
Intercontinental Exchange, Inc.	30,280	2,195,906

		5,711,770

Insurance — 5.7%
Berkshire Hathaway, Inc. Class B (a)	15,280	3,048,054
Marsh & McLennan Cos., Inc.	25,633	2,117,030
The Progressive Corp.	37,070	2,258,675

		7,423,759

Real Estate Investment Trusts (REITS) — 0.7%
Mid-America Apartment Communities, Inc.	9,846	898,349

		24,221,583

Industrial — 8.0%
Aerospace & Defense — 2.4%
Lockheed Martin Corp.	9,063	3,062,660

Building Materials — 0.7%
Vulcan Materials Co.	7,865	897,947

Electronics — 1.4%
Agilent Technologies, Inc.	27,134	1,815,265

Environmental Controls — 0.8%
Republic Services, Inc.	15,034	995,702

Miscellaneous – Manufacturing — 2.0%
General Electric Co.	96,846	1,305,484
Illinois Tool Works, Inc.	8,390	1,314,377

		2,619,861

Transportation — 0.7%
Canadian Pacific Railway Ltd.	5,519	974,103

		10,365,538

Technology — 12.6%
Computers — 8.2%
Amdocs Ltd.	27,329	1,823,391
Apple, Inc.	45,102	7,567,214
Western Digital Corp.	14,188	1,309,127

		10,699,732

Semiconductors — 2.2%
Applied Materials, Inc.	35,513	1,974,878
Maxim Integrated Products, Inc.	14,360	864,759

		2,839,637

Software — 2.2%
Activision Blizzard, Inc.	19,570	1,320,192
Cerner Corp. (a)	14,965	867,970
ServiceNow, Inc. (a)	3,960	655,182

		2,843,344

		16,382,713

	Number of Shares	Value
Utilities — 2.7%
Electric — 1.0%
PG&E Corp.	31,140	$1,367,980

Gas — 1.7%
National Grid PLC	192,907	2,169,400

		3,537,380

TOTAL COMMON STOCK (Cost $109,819,678)		126,591,029

TOTAL EQUITIES (Cost $109,819,678)		126,591,029

TOTAL LONG-TERM INVESTMENTS (Cost $109,819,678)		126,591,029

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (c)	$3,230,169	3,230,169

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	30,497	30,497

TOTAL SHORT-TERM INVESTMENTS (Cost $3,260,666)		3,260,666

TOTAL INVESTMENTS — 100.0% (Cost $113,080,344) (d)		129,851,695

Other Assets/(Liabilities) — (0.0)%		(56,157)

NET ASSETS — 100.0%		$129,795,538

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $3,230,434. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $3,299,034.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 2.4%
Chemicals — 2.1%
Albemarle Corp.	400	$37,096
Celanese Corp. Series A	2,290	229,481
The Chemours Co.	16,300	793,973
DowDuPont, Inc.	6,300	401,373
Huntsman Corp.	38,300	1,120,275
LyondellBasell Industries NV Class A	12,170	1,286,125
Monsanto Co.	5,930	691,972
Platform Specialty Products Corp. (a)	60,000	577,800
Praxair, Inc.	6,930	999,999
Univar, Inc. (a)	5,600	155,400
Versum Materials, Inc.	2,420	91,065
Westlake Chemical Corp.	15,800	1,756,170

		8,140,729

Forest Products & Paper — 0.1%
International Paper Co.	9,200	491,556

Iron & Steel — 0.0%
Steel Dynamics, Inc.	800	35,376

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	43,200	759,024
Southern Copper Corp.	2,102	113,886

		872,910

		9,540,571

Communications — 17.5%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	100	2,303
Omnicom Group, Inc.	8,100	588,627

		590,930

Internet — 13.3%
Alphabet, Inc. Class A (a)	8,559	8,876,881
Alphabet, Inc. Class C (a)	9,249	9,543,026
Amazon.com, Inc. (a)	8,651	12,520,938
Booking Holdings, Inc. (a)	1,405	2,922,948
CDW Corp.	1,400	98,434
Expedia Group, Inc.	2,052	226,561
F5 Networks, Inc. (a)	3,520	509,027
Facebook, Inc. Class A (a)	72,630	11,605,548
GoDaddy, Inc. Class A (a)	13,700	841,454
IAC/InterActiveCorp (a)	1,870	292,431
Liberty Expedia Holdings, Inc. Class A (a)	31,728	1,246,276
Match Group, Inc. (a)	3,400	151,096
Netflix, Inc. (a)	7	2,068
Palo Alto Networks, Inc. (a)	3,670	666,178
Symantec Corp.	3,600	93,060

	Number of Shares	Value
Twitter, Inc. (a)	36,400	$1,055,964
VeriSign, Inc. (a)	9,470	1,122,763

		51,774,653

Media — 2.9%
AMC Networks, Inc. Class A (a)	25,300	1,308,010
CBS Corp. Class B	6,500	334,035
Charter Communications, Inc. Class A (a)	480	149,386
Comcast Corp. Class A	166,100	5,675,637
Discovery Communications, Inc. Class C (a)	7,726	150,811
DISH Network Corp. Class A (a)	4,300	162,927
Sirius XM Holdings, Inc.	304,300	1,898,832
Twenty-First Century Fox, Inc. Class A	17,600	645,744
Twenty-First Century Fox, Inc. Class B	12,000	436,440
The Walt Disney Co.	6,180	620,719

		11,382,541

Telecommunications — 1.2%
Arista Networks, Inc. (a)	3,470	885,891
LogMeIn, Inc.	6,510	752,231
Motorola Solutions, Inc.	400	42,120
T-Mobile US, Inc. (a)	16,600	1,013,264
Verizon Communications, Inc.	38,400	1,836,288

		4,529,794

		68,277,918

Consumer, Cyclical — 11.7%
Airlines — 1.0%
Alaska Air Group, Inc.	12,200	755,912
American Airlines Group, Inc.	22,600	1,174,296
Copa Holdings SA Class A	8,550	1,099,787
Southwest Airlines Co.	16,400	939,392

		3,969,387

Apparel — 0.3%
Carter’s, Inc.	100	10,410
Hanesbrands, Inc.	8,900	163,938
Michael Kors Holdings Ltd. (a)	2,100	130,368
NIKE, Inc. Class B	80	5,315
Skechers U.S.A., Inc. Class A (a)	10	389
VF Corp.	9,400	696,728

		1,007,148

Auto Parts & Equipment — 1.4%
Allison Transmission Holdings, Inc.	31,700	1,238,202
Aptiv PLC	7,700	654,269
BorgWarner, Inc.	14,180	712,261
Delphi Technologies PLC	2,566	122,270
Lear Corp.	8,400	1,563,156
Visteon Corp. (a)	6,280	692,307

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WABCO Holdings, Inc. (a)	4,240	$567,609

		5,550,074

Distribution & Wholesale — 0.4%
HD Supply Holdings, Inc. (a)	18,600	705,684
KAR Auction Services, Inc.	12,900	699,180

		1,404,864

Entertainment — 0.2%
Lions Gate Entertainment Corp. Class A	13,200	340,956
Lions Gate Entertainment Corp. Class B	22,100	532,168
The Madison Square Garden Co. Class A (a)	3	737

		873,861

Food Services — 0.0%
Aramark	2,500	98,900

Home Builders — 1.0%
D.R. Horton, Inc.	10,400	455,936
NVR, Inc. (a)	510	1,428,000
PulteGroup, Inc.	1,800	53,082
Thor Industries, Inc.	6,150	708,296
Toll Brothers, Inc.	24,500	1,059,625

		3,704,939

Home Furnishing — 0.2%
Tempur Sealy International, Inc. (a)	1,200	54,348
Whirlpool Corp.	4,610	705,837

		760,185

Housewares — 0.1%
The Toro Co.	5,160	322,242
Tupperware Brands Corp.	4,800	232,224

		554,466

Leisure Time — 0.4%
Brunswick Corp.	4,600	273,194
Harley-Davidson, Inc.	16,000	686,080
Polaris Industries, Inc.	4,580	524,502

		1,483,776

Lodging — 1.9%
Choice Hotels International, Inc.	700	56,105
Hilton Worldwide Holdings, Inc.	10,000	787,600
Las Vegas Sands Corp.	34,900	2,509,310
Marriott International, Inc. Class A	17,147	2,331,649
Wyndham Worldwide Corp.	3,850	440,556
Wynn Resorts Ltd.	7,890	1,438,820

		7,564,040

Retail — 4.7%
AutoZone, Inc. (a)	38	24,650
Burlington Stores, Inc. (a)	1,200	159,780
CarMax, Inc. (a)	2,600	161,044

	Number of Shares	Value
Chipotle Mexican Grill, Inc. (a)	3	$969
Copart, Inc. (a)	15,400	784,322
Costco Wholesale Corp.	11,520	2,170,714
Darden Restaurants, Inc.	3,900	332,475
Dick’s Sporting Goods, Inc.	43,000	1,507,150
Dollar General Corp.	1,500	140,325
Dollar Tree, Inc. (a)	2,727	258,792
Domino’s Pizza, Inc.	1,590	371,361
Dunkin’ Brands Group, Inc.	8,900	531,241
Foot Locker, Inc.	32,600	1,484,604
The Gap, Inc.	29,100	907,920
The Home Depot, Inc.	24,630	4,390,051
L Brands, Inc.	800	30,568
Lowe’s Cos., Inc.	6,800	596,700
McDonald’s Corp.	2,130	333,089
The Michaels Cos., Inc. (a)	46,400	914,544
Nordstrom, Inc.	3,300	159,753
Nu Skin Enterprises, Inc. Class A	730	53,808
O’Reilly Automotive, Inc. (a)	70	17,317
Qurate Retail Group, Inc. (a)	35,000	880,950
Ross Stores, Inc.	8,460	659,711
Starbucks Corp.	1,100	63,679
Tapestry, Inc.	9	474
The TJX Cos., Inc.	3,920	319,715
Walgreens Boots Alliance, Inc.	14,600	955,862
Williams-Sonoma, Inc.	1,700	89,692
Yum China Holdings, Inc.	4,800	199,200
Yum! Brands, Inc.	40	3,405

		18,503,865

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	368,391

		45,843,896

Consumer, Non-cyclical — 19.4%
Agriculture — 0.5%
Altria Group, Inc.	25,770	1,605,986
Philip Morris International, Inc.	5,070	503,958

		2,109,944

Beverages — 1.9%
Brown-Forman Corp. Class B	17	925
The Coca-Cola Co.	24,260	1,053,612
Constellation Brands, Inc. Class A	1,280	291,738
Dr. Pepper Snapple Group, Inc.	1,400	165,732
Monster Beverage Corp. (a)	750	42,907
PepsiCo, Inc.	53,169	5,803,396

		7,358,310

Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	3,040	338,838
Amgen, Inc.	10,170	1,733,782
Biogen, Inc. (a)	5,790	1,585,418
Celgene Corp. (a)	27,800	2,480,038

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Charles River Laboratories International, Inc. (a)	800	$85,392
Gilead Sciences, Inc.	47,020	3,544,838
Illumina, Inc. (a)	3,510	829,834
Vertex Pharmaceuticals, Inc. (a)	2,660	433,527

		11,031,667

Commercial Services — 4.3%
Automatic Data Processing, Inc.	12,320	1,398,073
Booz Allen Hamilton Holding Corp.	6,100	236,192
Cintas Corp.	20	3,412
CoreLogic, Inc. (a)	600	27,138
CoStar Group, Inc. (a)	2,760	1,000,997
Ecolab, Inc.	728	99,787
Euronet Worldwide, Inc. (a)	15,700	1,239,044
FleetCor Technologies, Inc. (a)	1,920	388,800
Gartner, Inc. (a)	350	41,167
Global Payments, Inc.	3,940	439,389
H&R Block, Inc.	26,600	675,906
IHS Markit Ltd. (a)	3,400	164,016
Live Nation Entertainment, Inc. (a)	10,000	421,400
Moody’s Corp.	3,300	532,290
PayPal Holdings, Inc. (a)	37,000	2,807,190
Quanta Services, Inc. (a)	2,400	82,440
Robert Half International, Inc.	8,100	468,909
Rollins, Inc.	1,000	51,030
S&P Global, Inc.	10,090	1,927,795
Service Corp. International	11,000	415,140
Square, Inc. Class A (a)	19,600	964,320
Total System Services, Inc.	7,200	621,072
TransUnion (a)	9,200	522,376
United Rentals, Inc. (a)	7,820	1,350,748
Verisk Analytics, Inc. (a)	200	20,800
The Western Union Co.	47,220	908,041
Worldpay, Inc. Class A (a)	600	49,344

		16,856,816

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.	380	27,239
The Estee Lauder Cos., Inc. Class A	7,460	1,116,911
The Procter & Gamble Co.	4,300	340,904

		1,485,054

Foods — 0.5%
Campbell Soup Co.	2,600	112,606
General Mills, Inc.	8,060	363,184
The Hershey Co.	900	89,064
Kellogg Co.	2,840	184,628
The Kroger Co.	28,220	675,587
McCormick & Co., Inc.	320	34,045
Pilgrim’s Pride Corp. (a)	13,400	329,774
Sysco Corp.	3,000	179,880

		1,968,768

	Number of Shares	Value
Health Care – Products — 2.7%
ABIOMED, Inc. (a)	3,150	$916,619
Align Technology, Inc. (a)	3,130	786,037
Baxter International, Inc.	22,020	1,432,181
Becton, Dickinson & Co.	7,923	1,716,914
Boston Scientific Corp. (a)	9,200	251,344
The Cooper Cos., Inc.	1,400	320,334
Edwards Lifesciences Corp. (a)	1,380	192,538
Henry Schein, Inc. (a)	180	12,098
Hill-Rom Holdings, Inc.	1,900	165,300
Hologic, Inc. (a)	11,400	425,904
IDEXX Laboratories, Inc. (a)	470	89,953
Intuitive Surgical, Inc. (a)	2,888	1,192,253
Medtronic PLC	10,700	858,354
ResMed, Inc.	100	9,847
Stryker Corp.	2,110	339,541
Teleflex, Inc.	190	48,446
Thermo Fisher Scientific, Inc.	4,690	968,297
Varian Medical Systems, Inc. (a)	5,000	613,250

		10,339,210

Health Care – Services — 2.4%
Aetna, Inc.	4,650	785,850
Centene Corp. (a)	611	65,298
Cigna Corp.	7,750	1,299,985
HCA Healthcare, Inc.	300	29,100
Humana, Inc.	3,330	895,204
IQVIA Holdings, Inc. (a)	304	29,825
UnitedHealth Group, Inc.	28,360	6,069,040
WellCare Health Plans, Inc. (a)	1,130	218,802

		9,393,104

Household Products & Wares — 0.2%
Avery Dennison Corp.	2,600	276,250
Church & Dwight Co., Inc.	2,820	142,015
The Clorox Co.	370	49,251
Kimberly-Clark Corp.	3,440	378,847
Spectrum Brands Holdings, Inc.	410	42,517

		888,880

Pharmaceuticals — 3.7%
AbbVie, Inc.	57,183	5,412,371
AmerisourceBergen Corp.	3,860	332,771
Bristol-Myers Squibb Co.	17,700	1,119,525
Eli Lilly & Co.	26,800	2,073,516
Express Scripts Holding Co. (a)	13,580	938,106
Herbalife Ltd. (a)	2,080	202,738
Johnson & Johnson	13,750	1,762,062
McKesson Corp.	8,490	1,195,986
Merck & Co., Inc.	9,400	512,018
Zoetis, Inc.	8,800	734,888

		14,283,981

		75,715,734

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 0.7%
Oil & Gas — 0.2%
Cimarex Energy Co.	1,200	$112,200
Continental Resources, Inc. (a)	40	2,358
Devon Energy Corp.	5,400	171,666
EOG Resources, Inc.	90	9,474
Gulfport Energy Corp. (a)	41,200	397,580
Newfield Exploration Co. (a)	2,300	56,166

		749,444

Oil & Gas Services — 0.3%
Halliburton Co.	23,100	1,084,314

Pipelines — 0.2%
ONEOK, Inc.	9,900	563,508
The Williams Cos., Inc.	13,000	323,180

		886,688

		2,720,446

Financial — 7.7%
Banks — 0.9%
Capital One Financial Corp.	900	86,238
East West Bancorp, Inc.	8,600	537,844
First Republic Bank	800	74,088
Pinnacle Financial Partners, Inc.	7,800	500,760
State Street Corp.	12,600	1,256,598
SVB Financial Group (a)	3,720	892,837
Western Alliance Bancorp (a)	1,600	92,976

		3,441,341

Diversified Financial Services — 4.9%
Air Lease Corp.	8,400	358,008
Alliance Data Systems Corp.	1,260	268,204
Ameriprise Financial, Inc.	7,960	1,177,602
BGC Partners, Inc. Class A	12,700	170,815
Cboe Global Markets, Inc.	2,800	319,480
The Charles Schwab Corp.	5,300	276,766
Credit Acceptance Corp. (a)	4,410	1,457,108
Eaton Vance Corp.	7,100	395,257
Federated Investors, Inc. Class B	21,580	720,772
Intercontinental Exchange, Inc.	1,250	90,650
Invesco Ltd.	25,600	819,456
Lazard Ltd. Class A	26,300	1,382,328
Legg Mason, Inc.	27,300	1,109,745
LPL Financial Holdings, Inc.	3,500	213,745
Mastercard, Inc. Class A	26,040	4,561,167
Raymond James Financial, Inc.	3,700	330,817
SEI Investments Co.	3,800	284,658
T. Rowe Price Group, Inc.	8,900	960,933
Visa, Inc. Class A	36,770	4,398,427

		19,295,938

Insurance — 1.1%
The Allstate Corp.	11,100	1,052,280
American International Group, Inc.	200	10,884

	Number of Shares	Value
Aon PLC	4,640	$651,131
Arthur J Gallagher & Co.	3,200	219,936
Assurant, Inc.	9,340	853,769
Erie Indemnity Co. Class A	70	8,235
Marsh & McLennan Cos., Inc.	7,000	578,130
The Progressive Corp.	15,900	968,787
Voya Financial, Inc.	300	15,150

		4,358,302

Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	25,600	1,208,832

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	765	111,185
CoreSite Realty Corp.	970	97,252
Crown Castle International Corp.	3,000	328,830
Digital Realty Trust, Inc.	450	47,421
Equinix, Inc.	447	186,909
Equity LifeStyle Properties, Inc.	100	8,777
Extra Space Storage, Inc.	100	8,736
Gaming and Leisure Properties, Inc.	7,400	247,678
Iron Mountain, Inc.	43	1,413
Lamar Advertising Co. Class A	300	19,098
Outfront Media, Inc.	28,100	526,594
Public Storage	640	128,250
Simon Property Group, Inc.	909	140,304

		1,852,447

		30,156,860

Industrial — 11.3%
Aerospace & Defense — 2.8%
The Boeing Co.	21,090	6,914,989
General Dynamics Corp.	470	103,823
HEICO Corp.	250	21,703
HEICO Corp. Class A	375	26,606
Lockheed Martin Corp.	3,080	1,040,824
Northrop Grumman Corp.	5,920	2,066,790
Raytheon Co.	1,390	299,990
Rockwell Collins, Inc.	10	1,349
TransDigm Group, Inc.	840	257,830

		10,733,904

Building Materials — 0.2%
Eagle Materials, Inc.	3,000	309,150
Fortune Brands Home & Security, Inc.	4,200	247,338
Lennox International, Inc.	60	12,262

		568,750

Electrical Components & Equipment — 0.7%
AMETEK, Inc.	17,175	1,304,785
Emerson Electric Co.	4,310	294,373
Energizer Holdings, Inc.	17,500	1,042,650
Universal Display Corp.	1,040	105,040

		2,746,848

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.5%
Agilent Technologies, Inc.	10,200	$682,380
Allegion PLC	2,700	230,283
Amphenol Corp. Class A	7,600	654,588
Corning, Inc.	11,700	326,196
Fortive Corp.	3,760	291,475
Gentex Corp.	10,420	239,868
Honeywell International, Inc.	11,860	1,713,889
Mettler-Toledo International, Inc. (a)	530	304,766
National Instruments Corp.	3,300	166,881
PerkinElmer, Inc.	5,300	401,316
Trimble, Inc. (a)	8,420	302,110
Waters Corp. (a)	2,550	506,557

		5,820,309

Environmental Controls — 0.1%
Waste Management, Inc.	3,500	294,420

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	500	44,975
Stanley Black & Decker, Inc.	750	114,900

		159,875

Machinery – Construction & Mining — 1.0%
BWX Technologies, Inc.	14,400	914,832
Caterpillar, Inc.	21,400	3,153,932

		4,068,764

Machinery – Diversified — 1.6%
Cognex Corp.	8,300	431,517
Cummins, Inc.	8,460	1,371,281
Deere & Co.	8,170	1,268,964
Gardner Denver Holdings, Inc. (a)	19,300	592,124
Graco, Inc.	3,390	154,991
IDEX Corp.	2,190	312,097
Nordson Corp.	2,000	272,680
Rockwell Automation, Inc.	710	123,682
Roper Technologies, Inc.	2,850	799,967
Wabtec Corp.	30	2,442
Xylem, Inc.	500	38,460
Zebra Technologies Corp. Class A (a)	6,370	886,640

		6,254,845

Miscellaneous – Manufacturing — 1.6%
3M Co.	15,010	3,294,995
A.O. Smith Corp.	3,500	222,565
AptarGroup, Inc.	400	35,932
Donaldson Co., Inc.	8,200	369,410
Dover Corp.	1,900	186,618
General Electric Co.	2,500	33,700
Illinois Tool Works, Inc.	8,270	1,295,578
Ingersoll-Rand PLC	4,900	418,999
Parker-Hannifin Corp.	3,310	566,110

		6,423,907

	Number of Shares	Value
Packaging & Containers — 0.4%
Ardagh Group SA	300	$5,604
Berry Plastics Group, Inc. (a)	3,800	208,278
Crown Holdings, Inc. (a)	2,600	131,950
Graphic Packaging Holding Co.	7,000	107,450
Owens-Illinois, Inc. (a)	29,400	636,804
Packaging Corp. of America	2,630	296,401
Sealed Air Corp.	100	4,279
Silgan Holdings, Inc.	2,200	61,270

		1,452,036

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	4,590	1,183,118

Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	300	28,113
CSX Corp.	6,300	350,973
Expeditors International of Washington, Inc.	100	6,330
Landstar System, Inc.	1,360	149,124
Union Pacific Corp.	21,750	2,923,852
United Parcel Service, Inc. Class B	7,260	759,832

		4,218,224

		43,925,000

Technology — 28.1%
Computers — 10.6%
Accenture PLC Class A	17,070	2,620,245
Apple, Inc.	162,053	27,189,252
Cognizant Technology Solutions Corp. Class A	16,200	1,304,100
CSRA, Inc.	4,500	185,535
Dell Technologies ,Inc. Class V (a)	10,300	754,063
DST Systems, Inc.	180	15,057
DXC Technology Co.	12,400	1,246,572
Fortinet, Inc. (a)	25,500	1,366,290
Genpact Ltd.	20,700	662,193
International Business Machines Corp.	16,760	2,571,487
NCR Corp. (a)	5,600	176,512
NetApp, Inc.	26,100	1,610,109
Western Digital Corp.	17,100	1,577,817

		41,279,232

Semiconductors — 6.7%
Advanced Micro Devices, Inc. (a)	8,200	82,410
Analog Devices, Inc.	2,365	215,522
Applied Materials, Inc.	49,500	2,752,695
Broadcom Ltd.	5,230	1,232,450
IPG Photonics Corp. (a)	5,310	1,239,248
KLA-Tencor Corp.	18,500	2,016,685
Lam Research Corp.	12,750	2,590,290
Maxim Integrated Products, Inc.	34,200	2,059,524
Microchip Technology, Inc.	13,900	1,269,904
Micron Technology, Inc. (a)	29,700	1,548,558

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsemi Corp. (a)	6,200	$401,264
NVIDIA Corp.	6,920	1,602,603
NXP Semiconductor NV (a)	5,480	641,160
ON Semiconductor Corp. (a)	82,300	2,013,058
Skyworks Solutions, Inc.	6,320	633,643
Teradyne, Inc.	32,100	1,467,291
Texas Instruments, Inc.	33,950	3,527,066
Xilinx, Inc.	11,210	809,810

		26,103,181

Software — 10.8%
Activision Blizzard, Inc.	34,400	2,320,624
Adobe Systems, Inc. (a)	16,470	3,558,838
ANSYS, Inc. (a)	4,790	750,545
Atlassian Corp. PLC Class A (a)	23,400	1,261,728
Autodesk, Inc. (a)	4,160	522,413
Broadridge Financial Solutions, Inc.	560	61,426
Cadence Design Systems, Inc. (a)	2,100	77,217
CDK Global, Inc.	3,500	221,690
Citrix Systems, Inc. (a)	8,300	770,240
The Dun & Bradstreet Corp.	5,460	638,820
Electronic Arts, Inc. (a)	1,800	218,232
Fidelity National Information Services, Inc.	2,200	211,860
First Data Corp. Class A (a)	34,700	555,200
Fiserv, Inc. (a)	2,280	162,587
Intuit, Inc.	7,830	1,357,330
Jack Henry & Associates, Inc.	660	79,827
Microsoft Corp.	220,260	20,103,130
MSCI, Inc.	4,130	617,311
Oracle Corp.	18,200	832,650
Red Hat, Inc. (a)	5,480	819,315
salesforce.com, Inc. (a)	15,100	1,756,130
ServiceNow, Inc. (a)	3,270	541,021
Splunk, Inc. (a)	800	78,712
Synopsys, Inc. (a)	300	24,972
Tableau Software, Inc. Class A (a)	1,400	113,148
Take-Two Interactive Software, Inc. (a)	6,720	657,082
Veeva Systems, Inc. Class A (a)	4,900	357,798
VMware, Inc. Class A (a)	16,680	2,022,784
Workday, Inc. Class A (a)	12,210	1,552,013

		42,244,643

		109,627,056

TOTAL COMMON STOCK (Cost $325,426,227)		385,807,481

TOTAL EQUITIES (Cost $325,426,227)		385,807,481

TOTAL LONG-TERM INVESTMENTS (Cost $325,426,227)		385,807,481

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (b)	$4,694,185	$4,694,185

Time Deposit — 0.1%
Euro Time Deposit 0.280% 4/02/18	146,088	146,088

TOTAL SHORT-TERM INVESTMENTS (Cost $4,840,273)		4,840,273

TOTAL INVESTMENTS — 100.1% (Cost $330,266,500) (c)		390,647,754

Other Assets/(Liabilities) — (0.1)%		(239,737)

NET ASSETS — 100.0%		$390,408,017

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $4,694,571. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $4,788,311.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 3.1%
Iron & Steel — 0.9%
Allegheny Technologies, Inc. (a) (b)	77,019	$1,823,810

Mining — 2.2%
Compass Minerals International, Inc. (b)	32,690	1,971,207
Kaiser Aluminum Corp.	27,264	2,750,938

		4,722,145

		6,545,955

Communications — 5.9%
Internet — 5.0%
Etsy, Inc. (a)	89,150	2,501,549
Proofpoint, Inc. (a)	27,510	3,126,511
Q2 Holdings, Inc. (a)	48,100	2,190,955
Yelp, Inc. (a)	67,600	2,822,300

		10,641,315

Media — 0.7%
Houghton Mifflin Harcourt Co. (a)	208,960	1,452,272

Telecommunications — 0.2%
RigNet, Inc. (a)	32,556	442,762

		12,536,349

Consumer, Cyclical — 15.3%
Airlines — 1.3%
Spirit Airlines, Inc. (a)	73,020	2,758,696

Apparel — 1.2%
Canada Goose Holdings, Inc. (a) (b)	76,325	2,550,781

Auto Manufacturers — 0.8%
Navistar International Corp. (a)	45,510	1,591,485

Auto Parts & Equipment — 2.8%
Dorman Products, Inc. (a)	34,410	2,278,286
Visteon Corp. (a)	34,250	3,775,720

		6,054,006

Retail — 8.6%
The Children’s Place, Inc.	10,390	1,405,247
DSW, Inc. Class A	112,530	2,527,424
Fred’s, Inc. Class A (b)	139,320	416,567
Group 1 Automotive, Inc.	54,940	3,589,780
Nu Skin Enterprises, Inc. Class A	14,750	1,087,222
Sonic Corp. (b)	84,960	2,143,541
Suburban Propane Partners LP	122,380	2,693,584
Texas Roadhouse, Inc. (c)	29,050	1,678,509
The Wendy’s Co.	164,640	2,889,432

		18,431,306

	Number of Shares	Value
Storage & Warehousing — 0.6%
Wesco Aircraft Holdings, Inc. (a)	120,210	$1,232,152

		32,618,426

Consumer, Non-cyclical — 21.4%
Agriculture — 0.8%
Universal Corp.	33,500	1,624,750

Biotechnology — 3.0%
Emergent BioSolutions, Inc. (a)	35,030	1,844,330
Exact Sciences Corp. (a)	30,040	1,211,513
Ligand Pharmaceuticals, Inc. (a)	11,590	1,914,204
Sage Therapeutics, Inc. (a)	8,994	1,448,664

		6,418,711

Commercial Services — 5.5%
ASGN, Inc.	57,460	4,704,825
Korn/Ferry International	104,681	5,400,493
Paylocity Holding Corp. (a)	32,320	1,655,753

		11,761,071

Cosmetics & Personal Care — 0.7%
elf Beauty, Inc. (a) (b)	78,860	1,527,518

Foods — 1.0%
Hostess Brands, Inc. (a)	144,030	2,130,204

Health Care – Products — 3.7%
NuVasive, Inc. (a)	43,620	2,277,400
NxStage Medical, Inc. (a)	41,330	1,027,464
Quidel Corp. (a)	39,810	2,062,556
Repligen Corp. (a)	35,130	1,271,003
Wright Medical Group NV (a)	68,960	1,368,167

		8,006,590

Health Care – Services — 3.1%
Addus HomeCare Corp. (a)	23,256	1,131,404
Amedisys, Inc. (a)	46,400	2,799,776
American Renal Associates Holdings, Inc. (a)	30,130	567,951
Molina Healthcare, Inc. (a)	24,980	2,027,876

		6,527,007

Household Products & Wares — 1.4%
Acco Brands Corp.	238,990	2,999,324

Pharmaceuticals — 2.2%
Clovis Oncology, Inc. (a)	12,710	671,088
Galapagos NV (a) (b)	8,533	855,673
Prestige Brands Holdings, Inc. (a)	69,136	2,331,266
TherapeuticsMD, Inc. (a) (b)	173,930	847,039

		4,705,066

		45,700,241

Energy — 2.6%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a) (b)	146,821	1,879,309

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 0.7%
Matador Resources Co. (a)	54,375	$1,626,356

Pipelines — 1.0%
CNX Midstream Partners LP	9,890	181,877
Noble Midstream Partners LP (c)	41,200	1,921,156

		2,103,033

		5,608,698

Financial — 22.8%
Banks — 8.8%
The Bank of NT Butterfield & Son Ltd. (c)	39,090	1,754,359
BankUnited, Inc.	80,688	3,225,906
Chemical Financial Corp.	41,643	2,277,039
Columbia Banking System, Inc.	38,170	1,601,232
Customers Bancorp, Inc. (a)	45,670	1,331,281
FCB Financial Holdings, Inc. Class A (a)	42,176	2,155,194
IBERIABANK Corp.	28,560	2,227,680
MB Financial, Inc.	60,280	2,440,134
Webster Financial Corp.	30,070	1,665,878

		18,678,703

Diversified Financial Services — 1.2%
Stifel Financial Corp.	44,980	2,664,165

Insurance — 0.5%
James River Group Holdings Ltd.	27,322	969,111

Real Estate — 1.0%
Realogy Holdings Corp.	81,100	2,212,408

Real Estate Investment Trusts (REITS) — 6.6%
Brandywine Realty Trust	170,660	2,710,081
CYS Investments, Inc.	388,850	2,613,072
DiamondRock Hospitality Co.	282,230	2,946,481
Four Corners Property Trust, Inc.	131,600	3,038,644
National Storage Affiliates Trust	113,530	2,847,333

		14,155,611

Savings & Loans — 4.7%
Beneficial Bancorp, Inc.	87,400	1,359,070
Berkshire Hills Bancorp, Inc.	46,600	1,768,470
OceanFirst Financial Corp.	86,502	2,313,928
Sterling Bancorp	101,230	2,282,737
WSFS Financial Corp.	46,970	2,249,863

		9,974,068

		48,654,066

Industrial — 11.5%
Building Materials — 2.3%
Masonite International Corp. (a)	36,708	2,252,036
Summit Materials, Inc. Class A (a)	87,700	2,655,556

		4,907,592

	Number of Shares	Value
Electrical Components & Equipment — 1.5%
Generac Holdings, Inc. (a)	68,890	$3,162,740

Engineering & Construction — 2.0%
Dycom Industries, Inc. (a)	19,850	2,136,455
KBR, Inc.	124,788	2,020,318

		4,156,773

Environmental Controls — 0.8%
Advanced Disposal Services, Inc. (a)	80,333	1,789,819

Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. (a)	48,433	1,378,403

Metal Fabricate & Hardware — 1.2%
Rexnord Corp. (a)	88,270	2,619,854

Miscellaneous – Manufacturing — 0.6%
EnPro Industries, Inc.	15,060	1,165,343

Transportation — 1.4%
CryoPort, Inc. (a) (b)	43,270	372,122
Genesee & Wyoming, Inc. Class A (a)	37,310	2,641,175

		3,013,297

Trucking & Leasing — 1.1%
The Greenbrier Cos., Inc. (b)	47,170	2,370,292

		24,564,113

Technology — 13.4%
Computers — 3.2%
CACI International, Inc. Class A (a)	29,086	4,402,166
Teradata Corp. (a)	60,350	2,394,085

		6,796,251

Semiconductors — 3.9%
Brooks Automation, Inc.	90,790	2,458,593
MKS Instruments, Inc.	30,450	3,521,542
Semtech Corp. (a)	57,330	2,238,737

		8,218,872

Software — 6.3%
Blackline, Inc. (a)	32,490	1,273,933
Envestnet, Inc. (a)	33,810	1,937,313
j2 Global, Inc.	42,996	3,393,244
Pegasystems, Inc.	57,552	3,490,529
Zynga, Inc. Class A (a)	924,670	3,384,292

		13,479,311

		28,494,434

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.8%
Electric — 2.8%
Black Hills Corp.	57,600	$3,127,680
NorthWestern Corp.	52,490	2,823,962

		5,951,642

TOTAL COMMON STOCK (Cost $186,328,485)		210,673,924

TOTAL EQUITIES (Cost $186,328,485)		210,673,924

MUTUAL FUNDS — 5.6%
Diversified Financial Services — 5.6%
State Street Navigator Securities Lending Prime Portfolio (d)	11,863,307	11,863,307

TOTAL MUTUAL FUNDS (Cost $11,863,307)		11,863,307

TOTAL LONG-TERM INVESTMENTS (Cost $198,191,792)		222,537,231

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (e)	$3,063,478	3,063,478

Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	22,167	22,167

TOTAL SHORT-TERM INVESTMENTS (Cost $3,085,645)		3,085,645

TOTAL INVESTMENTS — 105.8% (Cost $201,277,437) (f)		225,622,876

Other Assets/(Liabilities) — (5.8)%		(12,427,069)

NET ASSETS — 100.0%		$213,195,807

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $11,542,324 or 5.41% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $3,063,730. Collateralized by U.S. Government Agency obligations with a rate of 1.375%, maturity date of 9/30/23, and an aggregate market value, including accrued interest, of $3,129,369.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 102.6%

COMMON STOCK — 100.7%
Cayman Islands — 2.4%
Baidu, Inc. Sponsored ADR (a)	9,160	$2,044,420
JD.com, Inc. ADR (a)	132,294	5,356,584

		7,401,004

Denmark — 0.7%
FLSmidth & Co. A/S	32,981	2,131,719

France — 6.5%
Kering SA	13,990	6,708,133
LVMH Moet Hennessy Louis Vuitton SE	30,710	9,470,625
Societe Generale SA	72,680	3,954,176

		20,132,934

Germany — 7.4%
Allianz SE Registered	26,095	5,897,324
Bayer AG Registered	32,577	3,683,582
Linde AG (a)	14,212	2,991,878
SAP SE	64,270	6,725,601
Siemens AG Registered	27,982	3,569,108

		22,867,493

India — 2.7%
DLF Ltd.	1,935,317	6,019,533
ICICI Bank Ltd. Sponsored ADR	274,770	2,431,715

		8,451,248

Italy — 0.3%
Brunello Cucinelli SpA	30,461	957,491

Japan — 15.9%
Capcom Co. Ltd.	82,000	1,900,994
Dai-ichi Life Holdings, Inc.	207,400	3,850,622
FANUC Corp.	11,400	2,901,399
Keyence Corp.	11,300	7,073,067
Kyocera Corp.	55,300	3,134,648
MinebeaMitsumi, Inc. (b)	71,000	1,531,168
Murata Manufacturing Co. Ltd.	39,410	5,440,201
Nidec Corp.	54,700	8,390,752
Nintendo Co. Ltd.	8,200	3,656,520
Omron Corp.	56,900	3,339,209
Renesas Electronics Corp. (a)	87,900	886,613
Suzuki Motor Corp.	61,600	3,343,964
TDK Corp.	42,500	3,788,719

		49,237,876

Netherlands — 3.4%
Airbus SE	92,400	10,691,020

Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	218,321	1,728,546
Industria de Diseno Textil SA	159,126	4,987,346

	Number of Shares	Value
International Consolidated Airlines Group SA	327,030	$2,824,519

		9,540,411

Sweden — 1.3%
Assa Abloy AB Class B	183,416	3,982,297

Switzerland — 3.1%
Credit Suisse Group AG Registered	185,313	3,109,450
Roche Holding AG	6,492	1,489,004
UBS Group AG Registered	279,110	4,914,621

		9,513,075

United Kingdom — 6.6%
Circassia Pharmaceuticals PLC (a) (b)	647,107	777,706
Earthport PLC (a)	1,793,362	282,448
International Game Technology PLC	96,772	2,586,716
Prudential PLC	231,922	5,797,431
Shire Ltd.	26,770	1,334,464
TechnipFMC PLC	94,570	2,754,418
Unilever PLC	122,506	6,807,258

		20,340,441

United States — 47.3%
3M Co.	20,870	4,581,383
ACADIA Pharmaceuticals, Inc. (a) (b)	65,310	1,467,516
Adobe Systems, Inc. (a)	41,180	8,898,175
Aetna, Inc.	46,910	7,927,790
Alphabet, Inc. Class A (a)	17,480	18,129,207
AnaptysBio, Inc. (a) (b)	15,740	1,638,219
Anthem, Inc.	29,580	6,498,726
Biogen, Inc. (a)	9,960	2,727,247
BioMarin Pharmaceutical, Inc. (a)	14,740	1,194,972
Bluebird Bio, Inc. (a)	11,640	1,987,530
Blueprint Medicines Corp. (a)	24,250	2,223,725
Centene Corp. (a)	22,220	2,374,651
Citigroup, Inc.	106,250	7,171,875
Colgate-Palmolive Co.	95,530	6,847,591
Equifax, Inc.	14,710	1,732,985
Facebook, Inc. Class A (a)	42,620	6,810,250
FNF Group	62,800	2,513,256
Gilead Sciences, Inc.	36,170	2,726,856
GlycoMimetics, Inc. (a) (b)	37,940	615,766
The Goldman Sachs Group, Inc.	20,720	5,218,539
Intuit, Inc.	40,210	6,970,404
Ionis Pharmaceuticals, Inc. (a)	43,190	1,903,815
Loxo Oncology, Inc. (a)	15,760	1,818,231
MacroGenics, Inc. (a)	59,390	1,494,252
Maxim Integrated Products, Inc.	120,010	7,227,002
Newell Brands, Inc.	130,000	3,312,400
PayPal Holdings, Inc. (a)	63,498	4,817,593

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc.	44,290	$8,462,048
Sage Therapeutics, Inc. (a)	20,740	3,340,592
Tiffany & Co.	39,200	3,828,272
United Parcel Service, Inc. Class B	29,920	3,131,427
The Walt Disney Co.	41,160	4,134,110
Zimmer Biomet Holdings, Inc.	26,330	2,871,023

		146,597,428

TOTAL COMMON STOCK (Cost $178,063,939)		311,844,437

PREFERRED STOCK — 1.9%
Germany — 1.9%
Bayerische Motoren Werke AG 4.460% 4.630%	61,507	5,765,653

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	458,440	52,998

TOTAL PREFERRED STOCK (Cost $3,081,851)		5,818,651

TOTAL EQUITIES (Cost $181,145,790)		317,663,088

MUTUAL FUNDS — 2.7%
United States — 2.7%
Oppenheimer Institutional Government Money Market Fund Class E (c)	2,370,526	2,370,526
State Street Navigator Securities Lending Prime Portfolio (d)	6,014,897	6,014,897

		8,385,423

TOTAL MUTUAL FUNDS (Cost $8,385,423)		8,385,423

TOTAL LONG-TERM INVESTMENTS (Cost $189,531,213)		326,048,511

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposit — 0.0%
Euro Time Deposit 0.280% 4/02/18	$24,857	24,857

TOTAL TIME DEPOSIT (Cost $24,857)		24,857

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $24,857)	$24,857

TOTAL INVESTMENTS — 105.3% (Cost $189,556,070) (e)	326,073,368

Other Assets/(Liabilities) — (5.3)%	(16,414,176)

NET ASSETS — 100.0%	$309,659,192

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $5,801,618 or 1.87% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Non-cyclical	25.4%
Industrial	19.3%
Financial	17.1%
Consumer, Cyclical	15.3%
Communications	11.8%
Technology	11.8%
Mutual Funds	2.7%
Basic Materials	1.0%
Energy	0.9%

Total Long-Term Investments	105.3%
Short-Term Investments and Other Assets and Liabilities	(5.3)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Australia — 1.3%
CSL Ltd.	58,100	$6,986,321

Austria — 1.5%
ams AG	76,821	8,042,186

Brazil — 0.3%
Cielo SA	292,200	1,831,201

Canada — 4.3%
Alimentation Couche-Tard, Inc. Class B	105,882	4,739,562
CCL Industries, Inc. Class B	137,851	6,959,156
Dollarama, Inc.	44,548	5,414,155
Saputo, Inc.	187,402	6,014,726

		23,127,599

Cayman Islands — 2.4%
Baidu, Inc. Sponsored ADR (a)	26,300	5,869,897
JD.com, Inc. ADR (a)	55,494	2,246,952
WH Group Ltd. (b)	4,344,500	4,669,884

		12,786,733

Denmark — 4.4%
Novo Nordisk A/S Class B	149,719	7,366,836
Novozymes A/S Class B	83,138	4,305,309
Pandora A/S	54,376	5,894,224
William Demant Holding A/S (a)	170,543	6,349,799

		23,916,168

Finland — 1.3%
Nokia OYJ	1,327,816	7,339,702

France — 13.5%
Atos SE	52,760	7,223,728
Dassault Systemes SE	49,461	6,728,230
Edenred	182,411	6,347,216
Essilor International Cie Generale d’Optique SA	36,758	4,961,922
Hermes International	11,406	6,763,056
Iliad SA	22,900	4,739,964
Legrand SA	77,070	6,048,868
LVMH Moet Hennessy Louis Vuitton SE	24,660	7,604,872
Pernod Ricard SA	37,195	6,196,107
Seb SA (c)	35,867	6,849,370
Technicolor SA Registered	648,860	1,099,329
Valeo SA	129,844	8,586,501

		73,149,163

Germany — 12.5%
Bayer AG Registered	53,191	6,014,471
Bayerische Motoren Werke AG	51,245	5,561,380
Brenntag AG	83,909	4,993,534

	Number of Shares	Value
Continental AG	35,335	$9,760,411
Infineon Technologies AG	497,903	13,338,831
ProSiebenSat.1 Media SE	172,455	5,981,409
SAP SE	98,957	10,355,457
Scout24 AG (b)	128,759	6,002,822
Siemens Healthineers AG (a) (b)	30,433	1,250,706
United Internet AG Registered	70,833	4,460,918

		67,719,939

India — 2.7%
Hero MotoCorp Ltd.	143,570	7,814,201
ICICI Bank Ltd. Sponsored ADR	795,908	7,043,786

		14,857,987

Ireland — 0.6%
James Hardie Industries PLC	181,700	3,210,052

Japan — 12.3%
Hitachi Ltd.	842,000	6,142,759
Hoya Corp.	105,300	5,332,769
Keyence Corp.	16,100	10,077,556
Koito Manufacturing Co. Ltd.	119,700	8,393,290
Kubota Corp.	326,900	5,760,873
Nidec Corp.	55,500	8,513,469
Nippon Telegraph & Telephone Corp.	217,800	10,117,819
Nitori Holdings Co. Ltd.	36,900	6,458,157
Subaru Corp.	181,900	6,020,610

		66,817,302

Luxembourg — 0.8%
SES SA (d)	342,510	4,640,297

Netherlands — 8.2%
Aalberts Industries NV	132,569	6,768,211
Airbus SE	55,320	6,400,728
ASML Holding NV	42,073	8,324,013
Boskalis Westminster	150,249	4,404,723
Heineken NV	58,095	6,252,314
Koninklijke Vopak NV	74,086	3,639,828
STMicroelectronics NV (d)	380,110	8,435,569

		44,225,386

Panama — 1.6%
Carnival Corp.	131,360	8,614,589

South Africa — 0.9%
The SPAR Group Ltd.	282,387	4,830,124

Spain — 4.8%
Amadeus IT Group SA	76,574	5,660,916
Grifols SA	254,824	7,217,931
Industria de Diseno Textil SA	88,512	2,774,154
Prosegur Cash SA (b)	1,333,853	4,014,999
Prosegur Cia de Seguridad SA	795,960	6,119,190

		25,787,190

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.3%
Atlas Copco AB Class A	156,069	$6,761,144
Swedish Match AB	126,749	5,762,176

		12,523,320

Switzerland — 9.3%
Barry Callebaut AG Registered	2,932	5,731,180
Cie Financiere Richemont SA Registered	63,512	5,705,301
Lonza Group AG Registered	24,637	5,811,591
Roche Holding AG	20,048	4,598,207
Sika AG	639	5,008,608
Sonova Holding AG Registered	28,783	4,575,040
Temenos Group AG Registered	82,831	9,939,143
UBS Group AG Registered	182,995	3,222,210
VAT Group AG (b) (e)	34,419	5,792,730

		50,384,010

Thailand — 1.3%
CP ALL PCL	2,473,400	6,881,541

United Kingdom — 12.7%
Bunzl PLC	250,121	7,356,978
Domino’s Pizza Group PLC	955,560	4,434,206
Essentra PLC (d)	425,155	2,530,338
Ferguson PLC	43,732	3,289,495
Intertek Group PLC	60,430	3,955,447
Melrose Industries PLC (d)	362,600	1,176,849
NEX Group PLC	448,132	6,174,868
Prudential PLC	223,302	5,581,954
Reckitt Benckiser Group PLC	98,932	8,383,391
Spectris PLC	119,517	4,523,897
TechnipFMC PLC	113,474	3,305,011
TP ICAP PLC	592,523	3,717,882
Travis Perkins PLC	192,401	3,334,948
Unilever PLC	76,686	4,261,190
The Weir Group PLC	78,622	2,203,590
Whitbread PLC	89,565	4,661,797

		68,891,841

TOTAL COMMON STOCK (Cost $417,918,525)		536,562,651

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	522,678	60,425

TOTAL PREFERRED STOCK (Cost $16,969)		60,425

TOTAL EQUITIES (Cost $417,935,494)		536,623,076

	Number of Shares	Value
MUTUAL FUNDS — 4.3%
United States — 4.3%
Oppenheimer Institutional Government Money Market Fund Class E (f)	7,059,274	$7,059,274
State Street Navigator Securities Lending Prime Portfolio (g)	16,145,667	16,145,667

		23,204,941

TOTAL MUTUAL FUNDS (Cost $23,204,941)		23,204,941

TOTAL LONG-TERM INVESTMENTS (Cost $441,140,435)		559,828,017

TOTAL INVESTMENTS — 103.3% (Cost $441,140,435) (h)		559,828,017

Other Assets/(Liabilities) — (3.3)%		(18,048,834)

NET ASSETS — 100.0%		$541,779,183

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $21,731,141 or 4.01% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $6,849,370 or 1.26% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $15,359,333 or 2.83% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2018, these securities amounted to a value of $5,792,730 or 1.07% of net assets.
(f)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(g)	Represents investment of security lending collateral. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Consumer, Cyclical	25.1%
Consumer, Non-cyclical	24.2%
Industrial	17.3%
Technology	14.4%
Communications	9.5%
Financial	5.0%
Mutual Funds	4.3%
Basic Materials	2.2%
Energy	1.3%

Total Long-Term Investments	103.3%
Other Assets and Liabilities	(3.3)%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 94.7%
Bermuda — 2.5%
Credicorp Ltd.	14,210	$3,226,239
Jardine Strategic Holdings Ltd.	92,114	3,543,969

		6,770,208

Brazil — 4.6%
Atacadao Distribuicao Comercio e Industria Ltda (a)	601,800	2,734,253
B3 SA - Brasil Bolsa Balcao	672,000	5,432,667
Itau Unibanco Holding SA Sponsored ADR	111,360	1,737,216
Natura Cosmeticos SA	15,000	145,391
Sul America SA	74,250	493,658
Vale SA Sponsored ADR	165,130	2,100,454

		12,643,639

Cayman Islands — 16.1%
3SBio, Inc. (a) (b)	263,500	598,625
Alibaba Group Holding Ltd. Sponsored ADR (a)	78,538	14,414,865
China Lodging Group Ltd. Sponsored ADR	34,094	4,490,521
Ctrip.com International Ltd. ADR (a)	104,650	4,878,783
Hutchison China MediTech Ltd. ADR (a) (c)	9,580	283,185
JD.com, Inc. ADR (a)	16,040	649,460
New Oriental Education & Technology Group, Inc. Sponsored ADR	23,880	2,093,082
Sunny Optical Technology Group Co. Ltd.	28,000	528,278
Tencent Holdings Ltd.	250,393	13,328,725
Want Want China Holdings Ltd.	1,212,000	981,295
Wuxi Biologics Cayman, Inc. (a) (b)	54,500	529,461
ZTO Express Cayman, Inc. (c)	93,290	1,398,417

		44,174,697

Chile — 0.2%
Banco de Chile	2,742,778	462,398
SACI Falabella	22,006	210,987

		673,385

China — 6.1%
China International Capital Corp. Ltd. Class H (b)	516,400	1,045,922
Dong-E-E-Jiao Co. Ltd.	31,000	301,407
Jiangsu Hengrui Medicine Co. Ltd. Class A	478,010	6,360,667
Kweichow Moutai Co. Ltd. Class A	27,154	3,003,738
Sinopharm Group Co. Ltd. Class H	1,189,600	5,984,246

		16,695,980

	Number of Shares	Value
Colombia — 1.0%
Grupo Aval Acciones y Valores SA	186,460	$1,549,483
Grupo de Inversiones Suramericana SA	85,924	1,149,088

		2,698,571

Egypt — 0.5%
Commercial International Bank Egypt SAE	252,448	1,275,599

France — 4.9%
Kering SA	15,323	7,347,300
LVMH Moet Hennessy Louis Vuitton SE	19,518	6,019,135

		13,366,435

Hong Kong — 2.8%
AIA Group Ltd.	762,200	6,506,805
Hang Lung Group Ltd.	54,000	177,029
Hong Kong Exchanges & Clearing Ltd.	26,335	865,628

		7,549,462

India — 11.8%
Apollo Hospitals Enterprise Ltd.	81,318	1,320,044
Biocon Ltd.	174,243	1,595,582
Cholamandalam Investment & Finance Co. Ltd.	46,727	1,055,793
Dalmia Bharat Ltd.	6,723	298,731
Dr. Reddy’s Laboratories Ltd.	36,374	1,161,996
Housing Development Finance Corp. Ltd.	341,762	9,588,146
Infosys Ltd.	104,712	1,840,593
Kotak Mahindra Bank Ltd.	385,588	6,280,616
Reliance Industries Ltd.	58,283	791,539
Tata Consultancy Services Ltd.	55,019	2,412,185
UltraTech Cement Ltd.	32,451	1,975,416
Zee Entertainment Enterprises Ltd.	449,321	4,012,784

		32,333,425

Indonesia — 1.7%
Astra International Tbk PT	1,699,000	905,044
Bank Central Asia Tbk PT	413,500	702,047
Bank Mandiri Persero Tbk PT	2,558,600	1,431,059
Bank Rakyat Indonesia Persero Tbk PT	1,886,200	495,070
Indocement Tunggal Prakarsa Tbk PT	862,000	1,007,675

		4,540,895

Italy — 1.2%
PRADA SpA	715,400	3,306,949

Malaysia — 0.8%
Genting Bhd	818,000	1,844,808
Genting Malaysia Bhd	250,400	315,278

		2,160,086

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 4.8%
Fomento Economico Mexicano SAB de CV	397,076	$3,647,648
Fomento Economico Mexicano SAB de CV Sponsored ADR	19,420	1,775,570
Grupo Aeroportuario del Sureste SAB de CV Class B	81,691	1,391,237
Grupo Financiero Inbursa SAB de CV Class O	1,372,626	2,295,844
Grupo Mexico SAB de CV Series B	1,004,090	3,400,344
Kimberly-Clark de Mexico SAB de CV Class A	395,840	748,259

		13,258,902

Netherlands — 0.6%
Steinhoff International Holdings NV	796,978	223,495
Yandex NV Class A (a)	34,780	1,372,071

		1,595,566

Nigeria — 0.1%
Zenith Bank PLC	3,412,035	278,073

Philippines — 3.5%
Ayala Corp.	50,240	918,555
Ayala Land, Inc.	2,146,200	1,695,807
Jollibee Foods Corp.	295,320	1,696,639
SM Investments Corp.	182,215	3,223,211
SM Prime Holdings, Inc.	3,192,600	2,070,891

		9,605,103

Portugal — 0.2%
Jeronimo Martins SGPS SA	26,163	477,134

Republic of Korea — 8.3%
Amorepacific Corp.	7,065	2,047,655
AMOREPACIFIC Group	4,020	519,735
Celltrion Healthcare Co. Ltd. (a)	262	26,773
Celltrion, Inc. (a)	100	29,539
Kakao Corp.	4,062	499,028
LG Household & Health Care Ltd.	4,065	4,565,330
NAVER Corp.	8,177	6,063,383
Netmarble Games Corp. (b)	1,709	238,341
Samsung Biologics Co. Ltd. (a) (b)	6,153	2,830,168
Samsung Electronics Co. Ltd.	2,481	5,781,616

		22,601,568

Russia — 6.8%
LUKOIL PJSC	6,880	476,234
LUKOIL PJSC	6,420	442,902
Magnit PJSC (a)	37,096	3,013,076
Novatek PJSC Sponsored GDR Registered	62,132	8,523,047
Polyus PJSC GDR (b) (d)	16,700	649,630
Sberbank of Russia PJSC (a)	801,616	3,553,676

	Number of Shares	Value
Sberbank of Russia PJSC Sponsored ADR	105,860	$1,977,045

		18,635,610

South Africa — 2.9%
FirstRand Ltd. (c)	934,641	5,289,554
Shoprite Holdings Ltd.	123,167	2,630,693

		7,920,247

Spain — 0.2%
Prosegur Cash SA (b)	165,974	499,594

Taiwan — 6.2%
Largan Precision Co. Ltd.	7,000	809,919
Taiwan Semiconductor Manufacturing Co. Ltd.	1,911,000	16,241,626

		17,051,545

Turkey — 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	263,117	1,806,944
BIM Birlesik Magazalar AS	58,369	1,055,170

		2,862,114

United Arab Emirates — 1.7%
DP World Ltd.	150,853	3,398,608
Emaar Properties PJSC	853,215	1,350,907

		4,749,515

United Kingdom — 3.6%
Glencore PLC	1,623,125	8,076,351
Mediclinic International PLC (c)	196,120	1,656,148

		9,732,499

United States — 0.6%
MercadoLibre, Inc.	440	156,812
Snap, Inc. Class A (a)	64,420	1,022,345
Yum China Holdings, Inc.	13,740	570,210

		1,749,367

TOTAL COMMON STOCK (Cost $206,598,249)		259,206,168

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Lojas Americanas SA 0.610%	617,720	3,525,071

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	490,325	56,684

TOTAL PREFERRED STOCK (Cost $3,002,748)		3,581,755

TOTAL EQUITIES (Cost $209,600,997)		262,787,923

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.8%
United States — 2.8%
State Street Navigator Securities Lending Prime Portfolio (e)	7,641,521	$7,641,521

TOTAL MUTUAL FUNDS (Cost $7,641,521)		7,641,521

RIGHTS — 0.3%
Russia — 0.3%
Moscow Exchange OAO (a)	357,822	732,301

TOTAL RIGHTS (Cost $710,733)		732,301

TOTAL LONG-TERM INVESTMENTS (Cost $217,953,251)		271,161,745

	Principal Amount
SHORT-TERM INVESTMENTS — 4.3%
Repurchase Agreement — 4.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/29/18, 0.740%, due 4/02/18 (f)	$11,665,509	11,665,509

TOTAL SHORT-TERM INVESTMENTS (Cost $11,665,509)		11,665,509

TOTAL INVESTMENTS — 103.4% (Cost $229,618,760) (g)		282,827,254

Other Assets/(Liabilities) — (3.4)%		(9,281,980)

NET ASSETS — 100.0%		$273,545,274

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $6,391,741 or 2.34% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2018, was $7,283,522 or 2.66% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2018, these securities amounted to a value of $649,630 or 0.24% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $11,666,468. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 8/15/23, and an aggregate market value, including accrued interest, of $11,903,261.
(g)	See Note 6 for aggregate cost for federal tax purposes.

Sector weightings, as a percentage of net assets, is as follows:

Financial	23.3%
Consumer, Non-cyclical	20.1%
Communications	17.0%
Consumer, Cyclical	13.3%
Technology	9.7%
Basic Materials	5.2%
Energy	3.7%
Mutual Funds	2.8%
Industrial	2.6%
Diversified	1.4%

Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$576,480,509
Repurchase agreements, at value (Note 2) (b)	45,000,000	-
Other short-term investments, at value (Note 2) (c)	275,839,881	60,620,715

Total investments	320,839,881	637,101,224

Foreign currency, at value (d)	-	-
Receivables from:
Investments sold	-	-
Investments sold on a when-issued basis (Note 2)	-	-
Collateral pledged for reverse repurchase agreements (Note 2)	-	-
Open forward contracts (Note 2)	-	-
Investment adviser (Note 3)	-	-
Fund shares sold	209,861	35,718
Variation margin on open derivative instruments (Note 2)	-	2
Interest and dividends	141,680	3,431,375
Interest tax reclaim receivable	-	-
Open swap agreements, at value (Note 2)	-	-
Prepaid expenses	16,773	67,096

Total assets	321,208,195	640,635,415

Liabilities:
Payables for:
Investments purchased	-	-
Collateral held for reverse repurchase agreements (Note 2)	-	-
Collateral held for open purchased options (Note 2)	-	5,099,000
Reverse repurchase agreements (Note 2)	-	-
Dividends (Note 2)	21	-
Open forward contracts (Note 2)	-	-
Foreign currency overdraft (d)	-	-
Investments purchased on a when-issued basis (Note 2)	-	-
Fund shares repurchased	8,030,368	7,307,745
Open swap agreements, at value (Note 2)	-	444,931
Trustees’ fees and expenses (Note 3)	104,099	105,659
Variation margin on open derivative instruments (Note 2)	-	-
Affiliates (Note 3):
Investment advisory fees	98,854	171,302
Administration fees	61,900	63,988
Service fees	-	47,565
Shareholder service fees	-	13,467
Distribution fees	-	4,288
Due to custodian	-	268
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	44,393	64,772

Total liabilities	8,339,635	13,322,985

Net assets	$312,868,560	$627,312,430

Net assets consist of:
Paid-in capital	$312,971,058	$642,892,324
Accumulated undistributed (distributions in excess of) net investment income	(104,419)	3,529,798
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,921	(13,527,457)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	(5,582,235)

Net assets	$312,868,560	$627,312,430

(a) Cost of investments:	$-	$581,248,129
(b) Cost of repurchase agreements:	$45,000,000	$-
(c) Cost of other short-term investments:	$275,839,881	$60,617,445
(d) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$382,586,180	$1,150,336,777	$202,328,869	$460,759,577	$111,920,214
620,349	-	-	-	-
86,724,498	41,965,820	17,133,013	13,794,535	1,734,048

469,931,027	1,192,302,597	219,461,882	474,554,112	113,654,262

-	-	3,367	-	-

524,594	8,242,480	1,036,870	975,009	171,502
-	-	-	-	203,883
1,399,248	-	-	-	-
-	-	83,053	-	-
1	-	-	-	8,619
1,876,227	341,760	174,988	254,556	2,327
-	363,589	82,319	-	110,382
752,844	7,163,885	1,436,345	9,758,785	248,938
39	2,805	1,274	-	-
186,079	-	-	-	-
60,404	58,497	60,054	61,641	66,285

474,730,463	1,208,475,613	222,340,152	485,604,103	114,466,198

4,438,037	2,056,791	2,097,825	-	56,955
1,407,326	-	-	-	-
1,630,000	9,449,000	2,500,000	-	270,000
192,623,719	-	-	-	-
-	-	-	-	-
-	-	59,312	-	-
1	4	-	-	-
-	33,041,684	7,156,067	3,664,668	1,339,763
1,215,915	653,443	110,290	721,017	160,988
403,621	1,138,846	142,908	-	30,939
56,174	291,378	35,797	49,759	32,475
57	-	-	-	-

81,010	348,519	60,715	179,453	43,817
39,520	102,825	38,156	54,322	34,295
19,752	78,748	26,856	62,609	26,985
6,285	24,492	7,664	8,947	5,061
2,930	398	2,479	25,750	4,842
-	1,440,854	-	-	19,886
-	-	-	-	-
48,932	105,775	46,831	245,100	42,616

201,973,279	48,732,757	12,284,900	5,011,625	2,068,622

$272,757,184	$1,159,742,856	$210,055,252	$480,592,478	$112,397,576

$279,603,233	$1,190,011,882	$212,167,060	$486,913,123	$98,296,347
1,479,578	8,863,816	1,651,071	7,422,771	394,289
(8,946,365)	(33,403,831)	(2,811,314)	(3,196,692)	2,573,224
620,738	(5,729,011)	(951,565)	(10,546,724)	11,133,716

$272,757,184	$1,159,742,856	$210,055,252	$480,592,478	$112,397,576

$381,773,623	$1,156,795,592	$203,542,755	$471,305,785	$100,791,785
$620,349	$-	$-	$-	$-
$86,743,422	$41,974,931	$17,134,528	$13,795,051	$1,734,139
$-	$-	$3,265	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Class I shares:
Net assets	$-	$299,454,761

Shares outstanding (a)	-	29,494,890

Net asset value, offering price and redemption price per share	$-	$10.15

Class R5 shares:
Net assets	$312,868,560	$143,565,420

Shares outstanding (a)	313,111,669	14,094,900

Net asset value, offering price and redemption price per share	$1.00	$10.19

Service Class shares:
Net assets	$-	$76,439,517

Shares outstanding (a)	-	7,557,258

Net asset value, offering price and redemption price per share	$-	$10.11

Administrative Class shares:
Net assets	$-	$30,654,199

Shares outstanding (a)	-	3,040,652

Net asset value, offering price and redemption price per share	$-	$10.08

Class A shares:
Net assets	$-	$56,370,565

Shares outstanding (a)	-	5,625,884

Net asset value, and redemption price per share	$-	$10.02

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$-	$10.38

Class R4 shares:
Net assets	$-	$13,488,914

Shares outstanding (a)	-	1,330,558

Net asset value, offering price and redemption price per share	$-	$10.14

Class R3 shares:
Net assets	$-	$7,339,054

Shares outstanding (a)	-	727,532

Net asset value, offering price and redemption price per share	$-	$10.09

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$113,255,083	$551,418,432	$32,893,268	$247,481,159	$10,188,685

11,078,113	51,821,196	3,116,320	27,637,454	840,732

$10.22	$10.64	$10.56	$8.95	$12.12

$62,790,666	$316,941,964	$94,391,490	$53,766,963	$45,090,776

6,137,237	29,689,498	9,672,110	5,972,362	3,720,083

$10.23	$10.68	$9.76	$9.00	$12.12

$50,232,955	$97,049,288	$14,145,465	$45,519,297	$7,079,788

4,924,680	9,144,145	1,430,619	5,054,204	555,823

$10.20	$10.61	$9.89	$9.01	$12.74

$13,705,737	$64,800,752	$24,984,159	$32,572,290	$7,913,071

1,329,750	6,147,570	2,532,088	3,674,671	650,464

$10.31	$10.54	$9.87	$8.86	$12.17

$21,607,159	$110,203,805	$34,586,369	$26,931,915	$31,330,000

2,147,428	10,540,228	3,510,893	3,042,905	2,648,798

$10.06	$10.46	$9.85	$8.85	$11.83

$10.56	$10.98	$10.34	$9.39	$12.55

$5,921,493	$18,673,708	$4,755,948	$32,403,370	$3,102,932

591,842	1,796,650	486,767	3,700,701	264,352

$10.01	$10.39	$9.77	$8.76	$11.74

$5,244,091	$654,907	$4,298,553	$41,917,484	$7,692,324

523,762	61,296	441,948	4,683,822	657,790

$10.01	$10.68	$9.73	$8.95	$11.69

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$210,800,016	$126,591,029
Investments, at value — affiliated issuers (Note 2 & 7) (b)	-	-
Repurchase agreements, at value (Note 2) (c)	3,035,939	3,230,169
Other short-term investments, at value (Note 2) (d)	47,267	30,497

Total investments (e)	213,883,222	129,851,695

Cash	-	-
Foreign currency, at value (f)	-	-
Receivables from:
Investments sold	4,840,518	20,884
Collateral on closed futures contracts	70,226	-
Investment adviser (Note 3)	-	-
Fund shares sold	47,301	6,674
Interest and dividends	307,000	171,122
Foreign taxes withheld	-	-
Prepaid expenses	63,808	66,580

Total assets	219,212,075	130,116,955

Liabilities:
Payables for:
Investments purchased	5,007,467	135,926
Foreign currency overdraft	-	-
Fund shares repurchased	151,673	12,928
Securities on loan (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	52,655	30,894
Affiliates (Note 3):
Investment advisory fees	72,635	58,521
Administration fees	33,970	34,529
Service fees	13,925	12,995
Shareholder service fees	3,749	5,214
Distribution fees	2,489	889
Due to custodian	-	-
Commitment and Contingent Liabilities (Note 10)	-	-
Accrued expense and other liabilities	17,844	29,521

Total liabilities	5,356,407	321,417

Net assets	$213,855,668	$129,795,538

Net assets consist of:
Paid-in capital	$192,218,154	$107,758,820
Accumulated undistributed (distributions in excess of) net investment income	904,056	267,591
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,479,726	4,997,728
Net unrealized appreciation (depreciation) on investments and foreign currency translations	17,253,732	16,771,399

Net assets	$213,855,668	$129,795,538

(a) Cost of investments — unaffiliated issuers:	$193,546,284	$109,819,678
(b) Cost of investments — affiliated issuers:	$-	$-
(c) Cost of repurchase agreements:	$3,035,939	$3,230,169
(d) Cost of other short-term investments:	$47,267	$30,497
(e) Securities on loan with market value of:	$-	$-
(f) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$385,807,481	$222,537,231	$323,677,985	$552,768,743	$271,161,745
-	-	2,370,526	7,059,274	-
4,694,185	3,063,478	-	-	11,665,509
146,088	22,167	24,857	-	-

390,647,754	225,622,876	326,073,368	559,828,017	282,827,254

-	-	-	1	-
-	-	-	-	53,403

-	65,512	1,452,373	534,243	757,015
-	-	-	-	-
-	-	-	-	40,563
67,757	40,982	201,641	108,359	85,177
157,583	240,568	523,450	769,056	386,693
-	-	252,402	762,774	17,286
59,365	60,303	66,607	68,743	59,181

390,932,459	226,030,241	328,569,841	562,071,193	284,226,572

-	449,238	-	1,637,706	2,092,336
-	-	-	54	-
181,025	233,868	12,440,219	1,217,338	277,785
-	11,863,307	6,014,897	16,145,667	7,641,521
59,035	45,036	69,347	121,716	26,698

143,852	98,881	198,056	368,265	218,786
54,924	41,075	57,141	57,613	25,800
43,930	53,392	30,510	37,828	1,448
11,903	11,523	17,078	7,182	232
3,252	5,630	7,295	5,668	548
-	-	-	-	121,395
-	-	-	-	-
26,521	32,484	76,106	692,973	274,749

524,442	12,834,434	18,910,649	20,292,010	10,681,298

$390,408,017	$213,195,807	$309,659,192	$541,779,183	$273,545,274

$313,366,949	$183,102,666	$148,972,179	$420,437,918	$233,919,852
574,407	239,187	(2,457,066)	152,828	(4,052,891)
16,085,407	5,508,515	26,619,856	3,018,196	(9,418,349)
60,381,254	24,345,439	136,524,223	118,170,241	53,096,662

$390,408,017	$213,195,807	$309,659,192	$541,779,183	$273,545,274

$325,426,227	$198,191,792	$187,160,687	$434,081,161	$217,953,251
$-	$-	$2,370,526	$7,059,274	$-
$4,694,185	$3,063,478	$-	$-	$11,665,509
$146,088	$22,167	$24,857	$-	$-
$-	$11,542,324	$5,801,618	$15,359,333	$7,283,522
$-	$-	$-	$-	$53,444

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Class I shares:
Net assets	$76,455,720	$10,039,044

Shares outstanding (a)	4,748,725	919,853

Net asset value, offering price and redemption price per share	$16.10	$10.91

Class R5 shares:
Net assets	$59,065,294	$69,591,893

Shares outstanding (a)	3,661,486	6,377,600

Net asset value, offering price and redemption price per share	$16.13	$10.91

Service Class shares:
Net assets	$49,702,407	$528,635

Shares outstanding (a)	3,104,306	46,847

Net asset value, offering price and redemption price per share	$16.01	$11.28

Administrative Class shares:
Net assets	$6,329,576	$29,075,372

Shares outstanding (a)	387,779	2,666,541

Net asset value, offering price and redemption price per share	$16.32	$10.90

Class A shares:
Net assets	$9,075,262	$12,936,688

Shares outstanding (a)	571,561	1,202,867

Net asset value, and redemption price per share	$15.88	$10.75

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$16.85	$11.41

Class R4 shares:
Net assets	$9,362,903	$6,049,083

Shares outstanding (a)	593,955	566,627

Net asset value, offering price and redemption price per share	$15.76	$10.68

Class R3 shares:
Net assets	$3,864,506	$1,574,823

Shares outstanding (a)	241,443	146,086

Net asset value, offering price and redemption price per share	$16.01	$10.78

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$114,896,030	$26,926,935	$31,656,640	$268,060,461	$264,820,144

9,072,591	1,841,206	2,027,973	19,460,723	19,253,690

$12.66	$14.62	$15.61	$13.77	$13.75

$100,626,457	$61,474,952	$109,103,644	$176,892,537	$4,295,178

7,938,181	4,209,477	6,984,119	12,837,285	307,931

$12.68	$14.60	$15.62	$13.78	$13.95

$67,897,164	$16,809,621	$21,012,489	$23,832,062	$444,116

5,340,559	1,153,617	1,356,788	1,734,814	32,307

$12.71	$14.57	$15.49	$13.74	$13.75

$38,428,843	$23,550,169	$100,851,821	$13,915,281	$1,634,279

2,991,498	1,625,861	6,459,720	1,017,518	118,333

$12.85	$14.48	$15.61	$13.68	$13.81

$35,669,881	$65,946,816	$30,801,262	$37,490,076	$162,300

2,851,587	4,653,144	1,993,515	2,821,584	11,787

$12.51	$14.17	$15.45	$13.29	$13.77

$13.27	$15.03	$16.39	$14.10	$14.61

$27,316,000	$9,446,772	$5,373,683	$12,809,150	$1,297,510

2,199,372	671,389	351,705	973,229	95,016

$12.42	$14.07	$15.28	$13.16	$13.66

$5,573,642	$9,040,542	$10,859,653	$8,779,616	$891,747

449,286	645,728	705,848	668,273	65,369

$12.41	$14.00	$15.39	$13.14	$13.64

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends	$-	$-
Interest (a)	2,588,375	9,069,155

Total investment income	2,588,375	9,069,155

Expenses (Note 3):
Investment advisory fees	723,893	1,062,706
Custody fees	15,218	37,283
Interest expense	-	-
Audit fees	16,087	18,974
Legal fees	2,656	4,109
Accounting & Administration fees	32,037	29,596
Proxy fees	484	484
Shareholder reporting fees	9,828	15,788
Trustees’ fees	10,061	16,203
Registration and filing fees	11,413	44,120
Transfer agent fees	1,480	1,480

	823,157	1,230,743
Administration fees:
Class R5	206,826	74,211
Service Class	-	56,472
Administrative Class	-	22,736
Class A	-	40,121
Class R4	-	13,427
Class R3	-	6,767
Distribution fees:
Class R3	-	8,459
Distribution and Service fees:
Class A	-	66,868
Class R4	-	16,784
Class R3	-	8,459
Shareholder service fees:
Service Class	-	18,824
Administrative Class	-	22,736
Class A	-	40,121

Total expenses	1,029,983	1,626,728
Expenses waived:
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses:	1,029,983	1,626,728

Net investment income (loss)	1,558,392	7,442,427

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$-	$82,875	$6,375	$-	$836,780
5,780,532	20,007,971	3,739,905	16,741,204	484,628

5,780,532	20,090,846	3,746,280	16,741,204	1,321,408

496,431	2,209,781	375,195	1,114,332	276,754
32,403	61,019	26,887	40,246	31,236
1,494,944	-	-	-	-
18,979	19,692	19,378	18,448	19,354
2,005	8,074	1,333	2,908	821
21,918	42,613	20,713	25,840	23,297
483	484	484	484	484
9,996	28,164	7,555	14,602	6,175
7,519	32,065	5,340	12,101	3,190
43,494	43,643	43,161	42,817	43,395
1,480	1,480	1,480	1,480	1,479

2,129,652	2,447,015	501,526	1,273,258	406,185

29,856	166,388	44,209	27,282	23,606
39,239	72,616	11,147	35,097	5,437
10,796	50,933	19,279	24,342	6,798
16,033	82,197	25,573	21,079	24,164
6,005	16,615	4,869	31,115	3,096
4,730	684	3,954	39,763	7,589

5,912	855	4,943	49,704	9,487

26,722	136,994	42,622	35,132	40,274
7,506	20,769	6,087	38,893	3,869
5,912	855	4,943	49,704	9,487

13,080	24,205	3,716	11,699	1,812
10,796	50,933	19,279	24,342	6,798
16,033	82,197	25,573	21,079	24,164

2,322,272	3,153,256	717,720	1,682,489	572,766

-	-	-	-	(4,650)
-	-	-	-	(24,653)
-	-	-	-	(3,789)
-	-	-	-	(4,733)
-	-	-	-	(16,833)
-	-	-	-	(1,618)
-	-	-	-	(3,968)
(15,412)	-	-	-	-
(8,958)	-	-	-	-
(7,847)	-	-	-	-
(2,159)	-	-	-	-
(3,207)	-	-	-	-
(900)	-	-	-	-
(710)	-	-	-	-

2,283,079	3,153,256	717,720	1,682,489	512,522

3,497,453	16,937,590	3,028,560	15,058,715	808,886

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Premier U.S. Government Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$1,925	$(124,366)
Futures contracts	-	2,480,175
Swap agreements	-	(9,620)
Foreign currency transactions	-	-
Forward contracts	-	-

Net realized gain (loss)	1,925	2,346,189

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	(7,734,586)
Futures contracts	-	(1,095,486)
Swap agreements	-	51,373
Translation of assets and liabilities in foreign currencies	-	-
Forward contracts	-	-

Net change in unrealized appreciation (depreciation)	-	(8,778,699)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,925	(6,432,510)

Net increase (decrease) in net assets resulting from operations	$1,560,317	$1,009,917

(a) Net of foreign withholding tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier Balanced Fund

$(699,824)	$(1,005,283)	$(234,859)	$346,882	$4,283,490
139,533	(6,283,750)	(930,172)	-	(149,672)
330,535	(44,830)	(14,581)	-	(1,105)
-	-	2,821	-	-
-	-	15,215	-	-

(229,756)	(7,333,863)	(1,161,576)	346,882	4,132,713

(1,875,562)	(21,079,713)	(4,395,218)	(19,259,781)	(653,538)
(34,649)	2,924,397	544,767	-	62,732
8,589	145,485	24,373	-	3,874
-	2	(746)	-	-
-	-	33,804	-	-

(1,901,622)	(18,009,829)	(3,793,020)	(19,259,781)	(586,932)

(2,131,378)	(25,343,692)	(4,954,596)	(18,912,899)	3,545,781

$1,366,075	$(8,406,102)	$(1,926,036)	$(3,854,184)	$4,354,667

$59	$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Investment income (Note 2):
Dividends — unaffiliated issuers (a)	$2,631,550	$1,286,378
Dividends — affiliated issuers (Note 7)	-	-
Interest	2,405	6,266
Securities lending net income	-	3,719
Non cash income	-	-

Total investment income	2,633,955	1,296,363

Expenses (Note 3):
Investment advisory fees	457,286	375,843
Custody fees	10,967	6,446
Audit fees	18,690	17,392
Legal fees	1,414	893
Accounting & Administration fees	19,688	21,656
Proxy fees	484	484
Shareholder reporting fees	20,846	6,273
Trustees’ fees	5,475	3,642
Registration and filing fees	42,688	44,943
Transfer agent fees	1,480	1,480

	579,018	479,052
Administration fees:
Class R5	22,957	37,089
Service Class	36,925	830
Administrative Class	4,628	23,253
Class A	6,569	9,983
Class R4	9,726	5,414
Class R3	3,902	1,266
Distribution fees:
Class R3	4,877	1,582
Distribution and Service fees:
Class A	10,948	16,639
Class R4	12,158	6,768
Class R3	4,877	1,582
Shareholder service fees:
Service Class	12,308	277
Administrative Class	4,628	23,253
Class A	6,569	9,983

Total expenses	720,090	616,971
Expenses waived:
Class I fees reimbursed by adviser	-	-
Class R5 fees reimbursed by adviser	-	-
Service Class fees reimbursed by adviser	-	-
Administrative Class fees reimbursed by adviser	-	-
Class A fees reimbursed by adviser	-	-
Class R4 fees reimbursed by adviser	-	-
Class R3 fees reimbursed by adviser	-	-
Class I advisory fees waived	-	-
Class R5 advisory fees waived	-	-
Service Class advisory fees waived	-	-
Administrative Class advisory fees waived	-	-
Class A advisory fees waived	-	-
Class R4 advisory fees waived	-	-
Class R3 advisory fees waived	-	-

Net expenses:	720,090	616,971

Net investment income (loss)	1,913,865	679,392

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$2,587,082	$1,521,819	$1,790,739	$2,745,469	$1,127,197
-	-	31,056	76,637	-
4,164	8,796	5	2	26,341
-	166,236	21,091	18,824	19,532
-	-	-	276,778	-

2,591,246	1,696,851	1,842,891	3,117,710	1,173,070

888,024	604,778	1,239,012	2,302,753	1,309,894
16,811	10,656	63,185	161,060	191,887
18,743	17,891	21,932	22,174	30,377
2,479	1,339	2,085	3,357	1,355
23,580	19,886	26,486	31,266	24,451
484	484	484	484	484
23,957	7,541	10,095	13,640	7,744
10,016	5,338	8,495	13,818	5,937
42,882	43,134	45,091	43,747	42,862
1,480	1,479	1,480	1,480	1,480

1,028,456	712,526	1,418,345	2,593,779	1,616,471

47,663	31,108	58,181	92,791	2,060
54,385	11,354	15,308	16,778	342
30,420	17,739	78,679	12,171	1,193
27,602	51,638	23,773	28,969	133
27,919	9,480	5,436	12,201	1,154
4,835	8,961	11,278	8,937	843

6,043	11,201	14,097	11,171	1,053

46,003	86,062	39,621	48,282	221
34,898	11,850	6,795	15,251	1,442
6,043	11,201	14,098	11,171	1,053

18,128	3,785	5,103	5,593	114
30,420	17,739	78,679	12,171	1,193
27,602	51,638	23,773	28,969	133

1,390,417	1,036,282	1,793,166	2,898,234	1,627,405

-	-	-	-	(233,422)
-	-	-	-	(3,787)
-	-	-	-	(416)
-	-	-	-	(1,460)
-	-	-	-	(161)
-	-	-	-	(1,062)
-	-	-	-	(774)
-	-	-	(26,108)	-
-	-	-	(18,542)	-
-	-	-	(2,244)	-
-	-	-	(1,614)	-
-	-	-	(3,860)	-
-	-	-	(1,222)	-
-	-	-	(893)	-

1,390,417	1,036,282	1,793,166	2,843,751	1,386,323

1,200,829	660,569	49,725	273,959	(213,253)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	$7,303,465	$6,261,631
Futures contracts	70,226	-
Foreign currency transactions	-	(2,501)

Net realized gain (loss)	7,373,691	6,259,130

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(2,414,047)	(8,309,139)
Translation of assets and liabilities in foreign currencies	-	50

Net change in unrealized appreciation (depreciation)	(2,414,047)	(8,309,089)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,959,644	(2,049,959)

Net increase (decrease) in net assets resulting from operations	$6,873,509	$(1,370,567)

(a) Net of foreign withholding tax of:	$793	$9,534
* Net increase (decrease) in accrued foreign capital gains tax of:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Strategic Emerging Markets Fund

$23,628,254	$9,475,643	$29,785,268	$13,162,199	$13,849,247
-	-	-	-	-
-	(130)	(16,799)	(141,960)	(58,416)

23,628,254	9,475,513	29,768,469	13,020,239	13,790,831

10,006,266	(7,874,060)	(7,233,049)*	6,822,103 *	7,009,003 *
-	-	10,718	15,290	(1,009)

10,006,266	(7,874,060)	(7,222,331)	6,837,393	7,007,994

33,634,520	1,601,453	22,546,138	19,857,632	20,798,825

$34,835,349	$2,262,022	$22,595,863	$20,131,591	$20,585,572

$1,098	$-	$101,109	$318,289	$107,364
$-	$-	$(4,150)	$(221,140)	$(95,187)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier U.S. Government Money Market Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,558,392	$788,680
Net realized gain (loss)	1,925	15,375
Net change in unrealized appreciation (depreciation)	-	-

Net increase (decrease) in net assets resulting from operations	1,560,317	804,055

Distributions to shareholders (Note 2):
From net investment income:
Class I	-	-
Class R5	(1,564,032)	(789,917)
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Total distributions from net investment income	(1,564,032)	(789,917)

From net realized gains:
Class R5	(15,250)	-

Total distributions from net realized gains	(15,250)	-

Net fund share transactions (Note 5):
Class I	-	-
Class R5	(39,429,039)	17,582,182
Service Class	-	-
Administrative Class	-	-
Class A	-	-
Class R4	-	-
Class R3	-	-

Increase (decrease) in net assets from fund share transactions	(39,429,039)	17,582,182

Total increase (decrease) in net assets	(39,448,004)	17,596,320
Net assets
Beginning of period	352,316,564	334,720,244

End of period	$312,868,560	$352,316,564

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(104,419)	$(98,779)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$7,442,427	$12,184,024	$3,497,453	$5,913,766
2,346,189	1,632,795	(229,756)	659,302
(8,778,699)	103,559	(1,901,622)	(8,610,480)

1,009,917	13,920,378	1,366,075	(2,037,412)

(7,691,062)	(5,251,944)	(2,927,040)	(3,303,684)
(3,581,314)	(4,576,584)	(1,630,948)	(1,716,053)
(1,800,199)	(1,118,894)	(1,365,911)	(1,685,214)
(675,313)	(646,507)	(362,670)	(380,046)
(1,139,955)	(1,566,898)	(495,760)	(479,336)
(295,883)	(192,528)	(157,975)	(140,571)
(127,705)	(74,927)	(112,214)	(71,044)

(15,311,431)	(13,428,282)	(7,052,518)	(7,775,948)

-	-	-	-

-	-	-	-

6,712,297	132,199,050	17,423,545	(20,398,922)
(8,299,375)	(43,682,185)	3,941,618	(3,014,284)
2,608,367	20,200,806	(6,425,786)	(11,059,868)
2,536,611	(4,144,691)	(513,946)	588,103
6,648,571	(36,253,064)	(144,946)	(587,313)
91,741	4,170,379	(177,469)	1,040,525
785,884	2,990,995	655,667	1,986,688

11,084,096	75,481,290	14,758,683	(31,445,071)

(3,217,418)	75,973,386	9,072,240	(41,258,431)

630,529,848	554,556,462	263,684,944	304,943,375

$627,312,430	$630,529,848	$272,757,184	$263,684,944

$3,529,798	$11,398,802	$1,479,578	$5,034,643

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$16,937,590	$30,471,112
Net realized gain (loss)	(7,333,863)	(1,704,963)
Net change in unrealized appreciation (depreciation)	(18,009,829)	(13,053,035)

Net increase (decrease) in net assets resulting from operations	(8,406,102)	15,713,114

Distributions to shareholders (Note 2):
From net investment income:
Class I	(16,298,876)	(14,601,868)
Class R5	(10,042,498)	(12,612,757)
Service Class	(2,847,221)	(2,383,497)
Administrative Class	(1,969,162)	(2,568,484)
Class A	(2,716,702)	(3,580,048)
Class R4	(452,049)	(472,193)
Class R3	(12,415)	(21,128)

Total distributions from net investment income	(34,338,923)	(36,239,975)

From net realized gains:
Net fund share transactions (Note 5):
Class I	24,424,557	51,023,270
Class R5	(29,070,740)	(41,235,128)
Service Class	(275,011)	9,993,431
Administrative Class	(4,135,912)	(12,086,916)
Class A	(367,005)	(32,957,250)
Class R4	4,488,791	259,884
Class R3	(154,036)	60,373

Increase (decrease) in net assets from fund share transactions	(5,089,356)	(24,942,336)

Total increase (decrease) in net assets	(47,834,381)	(45,469,197)
Net assets
Beginning of period	1,207,577,237	1,253,046,434

End of period	$1,159,742,856	$1,207,577,237

Accumulated undistributed (distributions in excess of) net investment income at end of period	$8,863,816	$26,265,149

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$3,028,560	$5,178,829	$15,058,715	$28,539,734
(1,161,576)	119,163	346,882	12,393,363
(3,793,020)	(1,375,365)	(19,259,781)	1,369,001

(1,926,036)	3,922,627	(3,854,184)	42,302,098

(843,981)	(510,116)	(15,260,676)	(11,671,304)
(2,762,770)	(1,924,560)	(3,402,827)	(2,992,693)
(455,302)	(405,459)	(2,834,872)	(3,214,659)
(738,553)	(765,843)	(1,983,745)	(1,772,049)
(874,975)	(742,829)	(1,668,415)	(1,587,444)
(142,412)	(113,297)	(1,876,196)	(1,369,341)
(101,773)	(60,325)	(2,304,959)	(873,103)

(5,919,766)	(4,522,429)	(29,331,690)	(23,480,593)

6,443,264	7,268,356	21,875,488	11,089,432
9,216,374	11,132,841	1,950,806	7,594,632
(1,327,032)	(804,633)	(849,071)	(11,805,108)
(612,855)	(7,847,618)	1,952,096	2,756,858
1,713,132	(2,915,667)	(484,729)	(779,251)
(84,418)	1,309,395	3,957,860	11,190,268
577,862	1,269,728	8,039,105	21,695,534

15,926,327	9,412,402	36,441,555	41,742,365

8,080,525	8,812,600	3,255,681	60,563,870

201,974,727	193,162,127	477,336,797	416,772,927

$210,055,252	$201,974,727	$480,592,478	$477,336,797

$1,651,071	$4,542,277	$7,422,771	$21,695,746

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$808,886	$1,751,134
Net realized gain (loss)	4,132,713	5,051,820
Net change in unrealized appreciation (depreciation)	(586,932)	7,829,385

Net increase (decrease) in net assets resulting from operations	4,354,667	14,632,339

Distributions to shareholders (Note 2):
From net investment income:
Class I	(150,517)	(38,945)
Class R5	(825,274)	(941,540)
Service Class	(112,228)	(159,963)
Administrative Class	(142,305)	(223,479)
Class A	(418,692)	(491,694)
Class R4	(46,983)	(39,384)
Class R3	(95,231)	(88,704)

Total distributions from net investment income	(1,791,230)	(1,983,709)

From net realized gains:
Class I	(419,886)	(10,064)
Class R5	(2,441,906)	(256,998)
Service Class	(363,420)	(48,115)
Administrative Class	(489,680)	(65,382)
Class A	(1,685,764)	(171,366)
Class R4	(165,643)	(12,808)
Class R3	(408,356)	(31,686)

Total distributions from net realized gains	(5,974,655)	(596,419)

Net fund share transactions (Note 5):
Class I	2,164,710	6,906,875
Class R5	(2,885,644)	(9,420,450)
Service Class	304,278	(8,076,631)
Administrative Class	(1,247,157)	(1,577,286)
Class A	(357,423)	(1,584,590)
Class R4	385,309	186,346
Class R3	691,841	1,536,213

Increase (decrease) in net assets from fund share transactions	(944,086)	(12,029,523)

Total increase (decrease) in net assets	(4,355,304)	22,688
Net assets
Beginning of period	116,752,880	116,730,192

End of period	$112,397,576	$116,752,880

Accumulated undistributed (distributions in excess of) net investment income at end of period	$394,289	$1,376,633

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund		MassMutual Premier Main Street Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$1,913,865	$3,520,568	$679,392	$1,674,847
7,373,691	19,144,450	6,259,130	8,374,518
(2,414,047)	9,683,417	(8,309,089)	13,443,348

6,873,509	32,348,435	(1,370,567)	23,492,713

(1,604,136)	(2,353,643)	(121,371)	(17,545)
(858,883)	(1,696,950)	(792,770)	(985,628)
(884,855)	(1,494,180)	(10,364)	(10,280)
(104,018)	(168,634)	(274,091)	(330,203)
(119,815)	(282,683)	(86,861)	(110,288)
(157,778)	(176,562)	(36,158)	(45,456)
(58,916)	(22,222)	(4,833)	(12,257)

(3,788,401)	(6,194,874)	(1,326,448)	(1,511,657)

(8,075,905)	(2,496,839)	(698,041)	(35,014)
(4,566,582)	(1,850,616)	(5,009,325)	(2,116,947)
(4,962,387)	(1,718,634)	(72,606)	(27,618)
(612,898)	(198,868)	(2,130,007)	(845,330)
(891,635)	(351,909)	(909,629)	(348,342)
(982,879)	(202,498)	(339,371)	(100,602)
(391,570)	(32,613)	(74,044)	(33,223)

(20,483,856)	(6,851,977)	(9,233,023)	(3,507,076)

3,834,688	(726,741)	2,454,141	7,019,354
16,155,185	(5,341,282)	(2,571,375)	(5,501,152)
4,639,424	(19,780,583)	(503,344)	(990,407)
896,798	(418,640)	802,408	(2,708,436)
681,536	(2,258,550)	998,379	(511,751)
78,694	5,343,898	1,253,785	1,198,900
392,928	2,984,902	558,652	183,668

26,679,253	(20,196,996)	2,992,646	(1,309,824)

9,280,505	(895,412)	(8,937,392)	17,164,156

204,575,163	205,470,575	138,732,930	121,568,774

$213,855,668	$204,575,163	$129,795,538	$138,732,930

$904,056	$2,778,592	$267,591	$914,647

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Disciplined Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,200,829	$3,305,024
Net realized gain (loss)	23,628,254	38,424,086
Net change in unrealized appreciation (depreciation)	10,006,266	31,210,877

Net increase (decrease) in net assets resulting from operations	34,835,349	72,939,987

Distributions to shareholders (Note 2):
From net investment income:
Class I	(1,067,533)	(1,520,687)
Class R5	(749,015)	(1,102,028)
Service Class	(553,563)	(813,275)
Administrative Class	(250,708)	(419,940)
Class A	(132,436)	(338,412)
Class R4	(154,197)	(176,073)
Class R3	(15,204)	(21,868)

Total distributions from net investment income	(2,922,656)	(4,392,283)

From net realized gains:
Class I	(12,964,775)	(7,245,299)
Class R5	(10,132,474)	(5,658,271)
Service Class	(8,469,423)	(4,637,195)
Administrative Class	(4,565,652)	(2,532,802)
Class A	(4,168,816)	(2,628,927)
Class R4	(3,156,438)	(1,097,568)
Class R3	(526,943)	(226,206)

Total distributions from net realized gains	(43,984,521)	(24,026,268)

Net fund share transactions (Note 5):
Class I	4,932,093	(7,147,349)
Class R5	16,503,373	105,106
Service Class	(3,431,990)	(15,272,706)
Administrative Class	(2,094,691)	(1,693,636)
Class A	123,390	(6,702,224)
Class R4	1,412,574	10,011,003
Class R3	1,441,696	674,295

Increase (decrease) in net assets from fund share transactions	18,886,445	(20,025,511)

Total increase (decrease) in net assets	6,814,617	24,495,925
Net assets
Beginning of period	383,593,400	359,097,475

End of period	$390,408,017	$383,593,400

Accumulated undistributed (distributions in excess of) net investment income at end of period	$574,407	$2,296,234

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund		MassMutual Premier Global Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$660,569	$795,492	$49,725	$1,350,303
9,475,513	23,120,189	29,768,469	37,011,190
(7,874,060)	15,507,454	(7,222,331)	36,431,704

2,262,022	39,423,135	22,595,863	74,793,197

(80,448)	(51,423)	(371,046)	(225,061)
(217,215)	(722,512)	(973,977)	(1,469,473)
(37,295)	(151,647)	(148,279)	(261,598)
(36,981)	(203,773)	(697,807)	(980,579)
-	(521,329)	(127,246)	(216,133)
(4,317)	(61,557)	(34,562)	(48,672)
-	(47,585)	(38,175)	(62,240)

(376,256)	(1,759,826)	(2,391,092)	(3,263,756)

(2,130,989)	(99,887)	(4,234,464)	(467,366)
(7,472,114)	(1,518,131)	(12,439,902)	(3,331,064)
(1,770,371)	(342,433)	(2,169,952)	(667,597)
(2,825,370)	(496,326)	(11,456,262)	(2,666,566)
(8,525,904)	(1,730,203)	(3,406,608)	(843,373)
(1,168,317)	(155,824)	(660,525)	(137,972)
(1,100,524)	(148,261)	(1,219,812)	(238,876)

(24,993,589)	(4,491,065)	(35,587,525)	(8,352,814)

14,031,300	10,238,249	(468,343)	11,216,037
3,332,036	(7,400,125)	(6,390,138)	(27,637,117)
3,711,477	(1,103,797)	2,940,136	(13,942,751)
2,200,521	2,571,457	2,532,113	(16,093,724)
288,687	(8,136,910)	1,446,223	(7,679,208)
806,956	3,905,603	86,286	244,024
1,057,451	2,235,598	755,814	100,516

25,428,428	2,310,075	902,091	(53,792,223)

2,320,605	35,482,319	(14,480,663)	9,384,404

210,875,202	175,392,883	324,139,855	314,755,451

$213,195,807	$210,875,202	$309,659,192	$324,139,855

$239,187	$(45,126)	$(2,457,066)	$(115,699)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier International Equity Fund
	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$273,959	$6,783,674
Net realized gain (loss)	13,020,239	(5,358,092)
Net change in unrealized appreciation (depreciation)	6,837,393	72,296,900

Net increase (decrease) in net assets resulting from operations	20,131,591	73,722,482

Distributions to shareholders (Note 2):
From net investment income:
Class I	(3,222,891)	(2,520,657)
Class R5	(2,165,164)	(2,377,345)
Service Class	(228,348)	(235,477)
Administrative Class	(161,875)	(179,212)
Class A	(277,389)	(279,085)
Class R4	(124,071)	(55,387)
Class R3	(57,228)	(32,828)

Total distributions from net investment income	(6,236,966)	(5,679,991)

From net realized gains:
Class I	-	(2,890,225)
Class R5	-	(2,979,941)
Service Class	-	(319,197)
Administrative Class	-	(268,503)
Class A	-	(588,484)
Class R4	-	(77,734)
Class R3	-	(59,351)

Total distributions from net realized gains	-	(7,183,435)

Net fund share transactions (Note 5):
Class I	15,417,834	23,943,833
Class R5	(23,461,404)	(47,878,604)
Service Class	1,871,871	(3,063,669)
Administrative Class	(4,654,769)	(2,982,208)
Class A	(3,331,102)	(7,701,580)
Class R4	1,606,282	6,088,990
Class R3	(502,916)	4,245,079

Increase (decrease) in net assets from fund share transactions	(13,054,204)	(27,348,159)

Total increase (decrease) in net assets	840,421	33,510,897
Net assets
Beginning of period	540,938,762	507,427,865

End of period	$541,779,183	$540,938,762

Accumulated undistributed (distributions in excess of) net investment income at end of period	$152,828	$6,115,835

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

$(213,253)	$1,317,482
13,790,831	5,360,842
7,007,994	32,275,972

20,585,572	38,954,296

(3,266,714)	(2,039,263)
(48,833)	(31,977)
(4,633)	(73,865)
(15,720)	(11,682)
(1,765)	(183)
(9,767)	(8,779)
(5,088)	(5,018)

(3,352,520)	(2,170,767)

-	-
-	-
-	-
-	-
-	-
-	-
-	-

-	-

11,145,055	(3,386,325)
136,888	106,292
(22,068)	(7,587,580)
(38,148)	607,467
31,655	2,452
210,519	243,951
12,535	41,892

11,476,436	(9,971,851)

28,709,488	26,811,678

244,835,786	218,024,108

$273,545,274	$244,835,786

$(4,052,891)	$(487,118)

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended March 31, 2018 (Unaudited)

MassMutual Premier Inflation- Protected and Income Fund
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$1,366,075
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(137,155,552)
Investments sold	98,472,906
(Increase ) Decrease to the principal amount of inflation-linked securities	(2,812,723)
(Purchase) Sale of short-term investments, net	56,524,362
Amortization (Accretion) of discount and premium, net	350,938
(Increase) Decrease in receivable from interest and dividends	(108,005)
(Increase) Decrease in prepaid expenses	(26,727)
(Increase) Decrease in receivable for open swap agreements, at value	49,998
Increase (Decrease) in variation margin payable on open derivative instruments	4,208
Increase (Decrease) in payable for Trustees’ fees and expenses	(495)
Increase (Decrease) in payable for investment advisory fees	(3,840)
Increase (Decrease) in payable for administration fees	1,415
Increase (Decrease) in payable for service fees	(944)
Increase (Decrease) in payable for distribution fees	68
Increase (Decrease) in payable for shareholder service fees	(689)
Increase (Decrease) in payable for open swap agreements, at value	(55,557)
Increase (Decrease) in collateral held on purchased options	1,180,000
Increase (Decrease) in collateral held on open swap agreements	-
Increase (Decrease) in payable for accrued expenses and other liabilities	(11,017)
Net change in unrealized (appreciation) depreciation on investments	1,875,562
Net realized (gain) loss from investments	699,824

Net cash from (used in) operating activities	20,349,807

Cash flows from (used in) financing activities:
Proceeds from shares sold	42,551,784
Payment on shares redeemed	(42,060,047)
Cash distributions paid	(152)
Net Increase (Decrease) in reverse repurchase agreements	(20,425,591)
Increase (Decrease) in collateral pledged for reverse repurchase agreements	(415,801)

Net cash from (used in) financing activities	(20,349,807)

Net increase (decrease) in cash	-
Cash at beginning of period	-

Cash at end of period	$-

Non cash financing activities not included herein consist of:
Reinvestment of all distributions	$7,052,366
Cash paid out for interest on reverse repurchase agreements	$1,472,760

The accompanying notes are an integral part of the financial statements.

MassMutual Premier U.S. Government Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations						Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations		From net investment income	Total distributions	Net asset value, end of the period	Total return[l]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class R5
3/31/18[r]	$1.00	$0.00	[d]	$0.00	[d]	$0.00	[d]	$(0.00)[d]	$(0.00)[d]	$1.00	0.38%	[b]	$312,869	0.50%	[a]	0.50%	[a]	0.75%	[a]
9/30/17	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.23%		352,317	0.52%		0.51%		0.22%
9/30/16	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	334,720	0.51%		0.36%		0.00%	[e]
9/30/15	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.01%		400,017	0.50%		0.14%		0.00%	[e]
9/30/14	1.00	0.00	[d]	0.00	[d]	0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.00%	[e]	474,520	0.48%		0.12%		0.00%	[e]
9/30/13	1.00	0.00	[d]	(0.00)[d]		0.00	[d]	(0.00)[d]	(0.00)[d]	1.00	0.01%		152,076	0.45%		0.15%		0.01%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$10.40	$0.13	$(0.11)	$0.02	$(0.27)	$-	$(0.27)	$10.15	0.17%	[b]	$299,455	0.39%	[a]	N/A	2.50%	[a]
9/30/17	10.39	0.23	0.03	0.26	(0.25)	-	(0.25)	10.40	2.57%		299,768	0.40%		N/A	2.20%
9/30/16	10.46	0.20	0.00 [d]	0.20	(0.27)	-	(0.27)	10.39	1.98%		166,281	0.40%		N/A	1.97%
9/30/15	10.50	0.19	0.01	0.20	(0.24)	(0.00)[d]	(0.24)	10.46	2.00%		154,219	0.40%		N/A	1.83%
9/30/14	10.57	0.17	(0.01)	0.16	(0.23)	-	(0.23)	10.50	1.46%		193,155	0.44%		0.37%	1.62%
9/30/13	10.77	0.18	(0.02)	0.16	(0.23)	(0.13)	(0.36)	10.57	1.62%		188,114	0.50%		0.36%	1.68%
Class R5
3/31/18[r]	$10.42	$0.12	$(0.09)	$0.03	$(0.26)	$-	$(0.26)	$10.19	0.15%	[b]	$143,565	0.49%	[a]	N/A	2.40%	[a]
9/30/17	10.42	0.22	0.02	0.24	(0.24)	-	(0.24)	10.42	2.36%		155,172	0.50%		N/A	2.09%
9/30/16	10.49	0.19	0.00 [d]	0.19	(0.26)	-	(0.26)	10.42	1.88%		199,354	0.50%		N/A	1.87%
9/30/15	10.52	0.18	0.02	0.20	(0.23)	(0.00)[d]	(0.23)	10.49	1.95%		159,429	0.50%		N/A	1.73%
9/30/14	10.59	0.15	(0.01)	0.14	(0.21)	-	(0.21)	10.52	1.36%		179,221	0.59%		0.52%	1.47%
9/30/13	10.79	0.16	(0.02)	0.14	(0.21)	(0.13)	(0.34)	10.59	1.43%		196,790	0.69%		0.55%	1.48%
Service Class
3/31/18[r]	$10.35	$0.12	$(0.11)	$0.01	$(0.25)	$-	$(0.25)	$10.11	0.11%	[b]	$76,440	0.59%	[a]	N/A	2.30%	[a]
9/30/17	10.35	0.21	0.02	0.23	(0.23)	-	(0.23)	10.35	2.24%		75,544	0.60%		N/A	2.00%
9/30/16	10.42	0.18	0.00 [d]	0.18	(0.25)	-	(0.25)	10.35	1.78%		55,309	0.60%		N/A	1.75%
9/30/15	10.45	0.17	0.02	0.19	(0.22)	(0.00)[d]	(0.22)	10.42	1.87%		86,058	0.60%		N/A	1.64%
9/30/14	10.53	0.15	(0.02)	0.13	(0.21)	-	(0.21)	10.45	1.25%		75,423	0.66%		0.59%	1.40%
9/30/13	10.72	0.15	(0.01)	0.14	(0.20)	(0.13)	(0.33)	10.53	1.33%		75,944	0.74%		0.60%	1.43%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	19%	72%	87%	59%	90%	146%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$10.31	$0.11	$(0.10)	$0.01	$(0.24)	$-	$(0.24)	$10.08	0.06%	[b]	$30,654	0.69%	[a]	N/A	2.21%	[a]
9/30/17	10.30	0.19	0.04	0.23	(0.22)	-	(0.22)	10.31	2.24%		28,771	0.70%		N/A	1.89%
9/30/16	10.37	0.17	0.00 [d]	0.17	(0.24)	-	(0.24)	10.30	1.69%		32,906	0.70%		N/A	1.66%
9/30/15	10.41	0.16	0.01	0.17	(0.21)	(0.00)[d]	(0.21)	10.37	1.69%		36,789	0.70%		N/A	1.53%
9/30/14	10.49	0.14	(0.02)	0.12	(0.20)	-	(0.20)	10.41	1.19%		42,999	0.75%		0.68%	1.31%
9/30/13	10.69	0.14	(0.01)	0.13	(0.20)	(0.13)	(0.33)	10.49	1.27%		48,954	0.82%		0.68%	1.36%
Class A
3/31/18[r]	$10.24	$0.10	$(0.11)	$(0.01)	$(0.21)	$-	$(0.21)	$10.02	0.00%	[b,e]	$56,371	0.94%	[a]	N/A	1.96%	[a]
9/30/17	10.23	0.16	0.04	0.20	(0.19)	-	(0.19)	10.24	2.00%		50,893	0.95%		N/A	1.62%
9/30/16	10.30	0.14	0.00 [d]	0.14	(0.21)	-	(0.21)	10.23	1.49%		87,598	0.95%		N/A	1.42%
9/30/15	10.34	0.13	0.02	0.15	(0.19)	(0.00)[d]	(0.19)	10.30	1.44%		75,507	0.95%		N/A	1.28%
9/30/14	10.41	0.11	(0.01)	0.10	(0.17)	-	(0.17)	10.34	0.88%		77,196	1.00%		0.93%	1.06%
9/30/13	10.62	0.12	(0.02)	0.10	(0.18)	(0.13)	(0.31)	10.41	0.99%		74,711	1.07%		0.93%	1.11%
Class R4
3/31/18[r]	$10.36	$0.10	$(0.10)	$0.00 [d]	$(0.22)	$-	$(0.22)	$10.14	0.03%	[b]	$13,489	0.84%	[a]	N/A	2.05%	[a]
9/30/17	10.36	0.18	0.03	0.21	(0.21)	-	(0.21)	10.36	2.05%		13,693	0.85%		N/A	1.75%
9/30/16	10.45	0.16	0.00 [d]	0.16	(0.25)	-	(0.25)	10.36	1.59%		9,446	0.85%		N/A	1.53%
09/30/15	10.50	0.14	0.02	0.16	(0.21)	(0.00)[d]	(0.21)	10.45	1.57%		5,881	0.85%		N/A	1.39%
09/30/14gg	10.45	0.06	(0.01)	0.05	-	-	-	10.50	0.48%	[b]	100	0.84%	[a]	N/A	1.22%	[a]
Class R3
3/31/18[r]	$10.30	$0.09	$(0.10)	$(0.01)	$(0.20)	$-	$(0.20)	$10.09	(0.12%	)[b]	$7,339	1.09%	[a]	N/A	1.81%	[a]
9/30/17	10.31	0.15	0.03	0.18	(0.19)	-	(0.19)	10.30	1.79%		6,689	1.10%		N/A	1.50%
9/30/16	10.42	0.13	0.00 [d]	0.13	(0.24)	-	(0.24)	10.31	1.27%		3,661	1.10%		N/A	1.29%
9/30/15	10.46	0.12	0.01	0.13	(0.17)	(0.00)[d]	(0.17)	10.42	1.27%		1,561	1.10%		N/A	1.15%
9/30/14	10.44	0.09	(0.02)	0.07	(0.05)	-	(0.05)	10.46	0.72%		618	1.23%		1.16%	0.82%
9/30/13	10.49	0.08	-	0.08	-	(0.13)	(0.13)	10.44	0.74%		1,251	1.37%		1.23%	0.81%

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of Expenses to average daily net assets before expense waivers (including interest expense)[p]		Ratio of Expenses to average daily net assets after expense waivers (including interest expense)[j,p]		Ratio of Expenses to average daily net assets after expense waivers (excluding interest expense)[j]		Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
3/31/18[r]	$10.46	$0.14	$(0.08)	$0.06	$(0.30)	$-	$(0.30)	$10.22	0.54%	[b]	$113,255	1.63%	[a]	1.60%	[a]	0.46%	[a]	2.79%	[a]
9/30/17	10.79	0.23	(0.27)	(0.04)	(0.29)	-	(0.29)	10.46	(0.32%	)	98,194	1.26%		1.23%		0.45%		2.24%
9/30/16	10.19	0.13	0.59	0.72	(0.12)	-	(0.12)	10.79	7.16%		122,515	0.91%		0.90%		0.46%		1.23%
9/30/15	10.56	0.06	(0.17)	(0.11)	(0.26)	-	(0.26)	10.19	(1.12%	)	153,421	0.67%		N/A		0.47%		0.56%
9/30/14	11.00	0.26	(0.08)	0.18	(0.26)	(0.36)	(0.62)	10.56	1.79%		160,396	0.64%		0.58%		0.45%		2.42%
9/30/13	12.22	0.28	(0.99)	(0.71)	(0.40)	(0.11)	(0.51)	11.00	(6.12%	)	115,192	0.77%		0.64%		0.44%		2.43%
Class R5
3/31/18[r]	$10.46	$0.14	$(0.08)	$0.06	$(0.29)	$-	$(0.29)	$10.23	0.53%	[b]	$62,791	1.73%	[a]	1.70%	[a]	0.56%	[a]	2.72%	[a]
9/30/17	10.80	0.22	(0.28)	(0.06)	(0.28)	-	(0.28)	10.46	(0.51%	)	60,155	1.36%		1.33%		0.55%		2.07%
9/30/16	10.19	0.13	0.59	0.72	(0.11)	-	(0.11)	10.80	7.14%		65,361	1.01%		1.00%		0.56%		1.22%
9/30/15	10.56	0.05	(0.18)	(0.13)	(0.24)	-	(0.24)	10.19	(1.22%	)	60,285	0.77%		N/A		0.57%		0.48%
9/30/14	10.99	0.24	(0.07)	0.17	(0.24)	(0.36)	(0.60)	10.56	1.62%		57,910	0.75%		0.69%		0.56%		2.30%
9/30/13	12.22	0.27	(1.00)	(0.73)	(0.39)	(0.11)	(0.50)	10.99	(6.22%	)	56,344	0.88%		0.75%		0.55%		2.29%
Service Class
3/31/18[r]	$10.42	$0.14	$(0.09)	$0.05	$(0.27)	$-	$(0.27)	$10.20	0.51%	[b]	$50,233	1.83%	[a]	1.80%	[a]	0.66%	[a]	2.69%	[a]
9/30/17	10.76	0.21	(0.29)	(0.08)	(0.26)	-	(0.26)	10.42	(0.63%	)	57,719	1.46%		1.43%		0.65%		2.00%
9/30/16	10.16	0.10	0.60	0.70	(0.10)	-	(0.10)	10.76	6.96%		71,040	1.11%		1.10%		0.66%		0.95%
9/30/15	10.52	0.04	(0.17)	(0.13)	(0.23)	-	(0.23)	10.16	(1.23%	)	77,147	0.87%		N/A		0.67%		0.37%
9/30/14	10.96	0.23	(0.08)	0.15	(0.23)	(0.36)	(0.59)	10.52	1.54%		77,120	0.85%		0.79%		0.66%		2.16%
9/30/13	12.18	0.26	(1.00)	(0.74)	(0.37)	(0.11)	(0.48)	10.96	(6.35%	)	82,273	0.98%		0.85%		0.65%		2.20%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	27%	25%	46%	59%	65%	56%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of Expenses to average daily net assets before expense waivers (including interest expense)[p]		Ratio of Expenses to average daily net assets after expense waivers (including interest expense)[j,p]		Ratio of Expenses to average daily net assets after expense waivers (excluding interest expense)[j]		Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
3/31/18[r]	$10.53	$0.13	$(0.09)	$0.04	$(0.26)	$-	$(0.26)	$10.31	0.41%	[b]	$13,706	1.93%	[a]	1.90%	[a]	0.76%	[a]	2.52%	[a]
9/30/17	10.86	0.20	(0.27)	(0.07)	(0.26)	-	(0.26)	10.53	(0.58%	)	14,519	1.56%		1.53%		0.75%		1.94%
9/30/16	10.26	0.10	0.59	0.69	(0.09)	-	(0.09)	10.86	6.80%		14,408	1.21%		1.20%		0.76%		0.96%
9/30/15	10.62	0.04	(0.17)	(0.13)	(0.23)	-	(0.23)	10.26	(1.30%	)	11,859	0.97%		N/A		0.77%		0.36%
9/30/14	11.06	0.23	(0.09)	0.14	(0.22)	(0.36)	(0.58)	10.62	1.42%		10,584	0.92%		0.86%		0.73%		2.15%
9/30/13	12.28	0.24	(0.99)	(0.75)	(0.36)	(0.11)	(0.47)	11.06	(6.46%	)	10,183	1.10%		0.97%		0.77%		2.08%
Class A
3/31/18[r]	$10.27	$0.11	$(0.08)	$0.03	$(0.24)	$-	$(0.24)	$10.06	0.26%	[b]	$21,607	2.18%	[a]	2.15%	[a]	1.01%	[a]	2.28%	[a]
9/30/17	10.60	0.17	(0.27)	(0.10)	(0.23)	-	(0.23)	10.27	(0.92%	)	22,180	1.81%		1.78%		1.00%		1.67%
9/30/16	10.00	0.08	0.58	0.66	(0.06)	-	(0.06)	10.60	6.65%		23,476	1.46%		1.45%		1.01%		0.76%
9/30/15	10.36	(0.00)[d]	(0.16)	(0.16)	(0.20)	-	(0.20)	10.00	(1.58%	)	22,320	1.22%		N/A		1.02%		(0.02%	)
9/30/14	10.80	0.19	(0.08)	0.11	(0.19)	(0.36)	(0.55)	10.36	1.16%		26,054	1.18%		1.11%		0.98%		1.79%
9/30/13	12.00	0.22	(0.98)	(0.76)	(0.33)	(0.11)	(0.44)	10.80	(6.62%	)	28,778	1.28%		1.15%		0.95%		1.93%
Class R4
3/31/18[r]	$10.22	$0.12	$(0.08)	$0.04	$(0.25)	$-	$(0.25)	$10.01	0.31%	[b]	$5,921	2.08%	[a]	2.05%	[a]	0.91%	[a]	2.39%	[a]
9/30/17	10.57	0.18	(0.28)	(0.10)	(0.25)	-	(0.25)	10.22	(0.84%	)	6,231	1.71%		1.68%		0.90%		1.78%
9/30/16	10.00	0.12	0.55	0.67	(0.10)	-	(0.10)	10.57	6.77%		5,352	1.36%		1.35%		0.91%		1.21%
9/30/15	10.37	0.14	(0.29)	(0.15)	(0.22)	-	(0.22)	10.00	(1.47%	)	996	1.12%		N/A		0.92%		1.42%
9/30/14gg	10.22	0.16	(0.01)	0.15	-	-	-	10.37	1.47%	[b]	101	1.03%	[a]	N/A		0.90%	[a]	3.03%	[a]
Class R3
3/31/18[r]	$10.22	$0.11	$(0.09)	$0.02	$(0.23)	$-	$(0.23)	$10.01	0.23%	[b]	$5,244	2.33%	[a]	2.30%	[a]	1.16%	[a]	2.15%	[a]
9/30/17	10.57	0.16	(0.27)	(0.11)	(0.24)	-	(0.24)	10.22	(1.00%	)	4,686	1.97%		1.94%		1.16%		1.54%
9/30/16	10.01	0.15	0.48	0.63	(0.07)	-	(0.07)	10.57	6.37%		2,792	1.61%		1.60%		1.16%		1.46%
9/30/15	10.37	(0.03)	(0.15)	(0.18)	(0.18)	-	(0.18)	10.01	(1.76%	)	386	1.37%		N/A		1.17%		(0.30%	)
9/30/14	10.82	0.17	(0.09)	0.08	(0.17)	(0.36)	(0.53)	10.37	0.93%		1,593	1.40%		1.33%		1.20%		1.66%
9/30/13	12.04	0.18	(0.97)	(0.79)	(0.32)	(0.11)	(0.43)	10.82	(6.84%	)	1,404	1.59%		1.46%		1.26%		1.59%

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$11.04	$0.16	$(0.23)	$(0.07)	$(0.33)	$-	$(0.33)	$10.64	(0.65%	)[b]	$551,418	0.42%	[a]	N/A	3.04%	[a]
9/30/17	11.26	0.29	(0.15)	0.14	(0.36)	-	(0.36)	11.04	1.41%		546,975	0.42%		N/A	2.70%
9/30/16	11.27	0.29	0.19	0.48	(0.34)	(0.15)	(0.49)	11.26	4.54%		501,737	0.42%		N/A	2.59%
9/30/15	11.43	0.30	(0.11)	0.19	(0.30)	(0.05)	(0.35)	11.27	1.67%		677,427	0.42%		N/A	2.61%
9/30/14	11.27	0.29	0.25	0.54	(0.38)	-	(0.38)	11.43	4.92%		620,248	0.49%		0.40%	2.59%
9/30/13	11.88	0.28	(0.36)	(0.08)	(0.29)	(0.24)	(0.53)	11.27	(0.70%	)	485,302	0.56%		0.38%	2.48%
Class R5
3/31/18[r]	$11.07	$0.16	$(0.23)	$(0.07)	$(0.32)	$-	$(0.32)	$10.68	(0.76%	)[b]	$316,942	0.52%	[a]	N/A	2.92%	[a]
9/30/17	11.29	0.28	(0.15)	0.13	(0.35)	-	(0.35)	11.07	1.30%		358,319	0.52%		N/A	2.58%
9/30/16	11.30	0.28	0.19	0.47	(0.33)	(0.15)	(0.48)	11.29	4.40%		408,472	0.52%		N/A	2.49%
9/30/15	11.45	0.29	(0.11)	0.18	(0.28)	(0.05)	(0.33)	11.30	1.63%		489,222	0.52%		N/A	2.51%
9/30/14	11.27	0.27	0.26	0.53	(0.35)	-	(0.35)	11.45	4.72%		511,202	0.64%		0.55%	2.43%
9/30/13	11.89	0.26	(0.37)	(0.11)	(0.27)	(0.24)	(0.51)	11.27	(0.81%	)	516,103	0.77%		0.59%	2.25%
Service Class
3/31/18[r]	$11.01	$0.15	$(0.24)	$(0.09)	$(0.31)	$-	$(0.31)	$10.61	(0.84%	)[b]	$97,049	0.62%	[a]	N/A	2.83%	[a]
9/30/17	11.22	0.27	(0.15)	0.12	(0.33)	-	(0.33)	11.01	1.24%		100,903	0.62%		N/A	2.51%
9/30/16	11.23	0.26	0.20	0.46	(0.32)	(0.15)	(0.47)	11.22	4.34%		91,885	0.62%		N/A	2.40%
9/30/15	11.38	0.27	(0.10)	0.17	(0.27)	(0.05)	(0.32)	11.23	1.49%		130,923	0.62%		N/A	2.40%
9/30/14	11.22	0.27	0.24	0.51	(0.35)	-	(0.35)	11.38	4.65%		166,094	0.71%		0.63%	2.36%
9/30/13	11.83	0.25	(0.36)	(0.11)	(0.26)	(0.24)	(0.50)	11.22	(0.94%	)	143,460	0.82%		0.64%	2.21%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	94%	213%	330%	361%	361%	452%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$10.92	$0.14	$(0.22)	$(0.08)	$(0.30)	$-	$(0.30)	$10.54	(0.80%	)[b]	$64,801	0.72%	[a]	N/A	2.72%	[a]
9/30/17	11.14	0.26	(0.15)	0.11	(0.33)	-	(0.33)	10.92	1.11%		71,425	0.72%		N/A	2.38%
9/30/16	11.16	0.25	0.19	0.44	(0.31)	(0.15)	(0.46)	11.14	4.19%		85,249	0.72%		N/A	2.29%
9/30/15	11.32	0.26	(0.10)	0.16	(0.27)	(0.05)	(0.32)	11.16	1.38%		84,709	0.72%		N/A	2.31%
9/30/14	11.16	0.25	0.25	0.50	(0.34)	-	(0.34)	11.32	4.60%		70,975	0.81%		0.71%	2.27%
9/30/13	11.77	0.24	(0.36)	(0.12)	(0.25)	(0.24)	(0.49)	11.16	(1.03%	)	80,694	0.89%		0.71%	2.15%
Class A
3/31/18[r]	$10.82	$0.13	$(0.22)	$(0.09)	$(0.27)	$-	$(0.27)	$10.46	(1.00%	)[b]	$110,204	0.97%	[a]	N/A	2.48%	[a]
9/30/17	11.03	0.23	(0.15)	0.08	(0.29)	-	(0.29)	10.82	0.87%		114,317	0.97%		N/A	2.13%
9/30/16	11.04	0.22	0.20	0.42	(0.28)	(0.15)	(0.43)	11.03	4.01%		150,014	0.97%		N/A	2.04%
9/30/15	11.20	0.23	(0.10)	0.13	(0.24)	(0.05)	(0.29)	11.04	1.12%		166,649	0.97%		N/A	2.06%
9/30/14	11.04	0.22	0.25	0.47	(0.31)	-	(0.31)	11.20	4.25%		174,618	1.05%		0.96%	2.02%
9/30/13	11.65	0.21	(0.36)	(0.15)	(0.22)	(0.24)	(0.46)	11.04	(1.20%	)	180,654	1.14%		0.96%	1.90%
Class R4
3/31/18[r]	$10.78	$0.14	$(0.24)	$(0.10)	$(0.29)	$-	$(0.29)	$10.39	(0.88%	)[b]	$18,674	0.87%	[a]	N/A	2.63%	[a]
9/30/17	11.00	0.24	(0.14)	0.10	(0.32)	-	(0.32)	10.78	1.03%		14,811	0.87%		N/A	2.23%
9/30/16	11.03	0.23	0.19	0.42	(0.30)	(0.15)	(0.45)	11.00	4.09%		14,906	0.87%		N/A	2.14%
9/30/15	11.20	0.25	(0.11)	0.14	(0.26)	(0.05)	(0.31)	11.03	1.28%		8,960	0.87%		N/A	2.21%
9/30/14gg	10.95	0.12	0.13	0.25	-	-	-	11.20	2.28%	[b]	102	0.86%	[a]	N/A	2.08%	[a]
Class R3
3/31/18[r]	$11.02	$0.12	$(0.23)	$(0.11)	$(0.23)	$-	$(0.23)	$10.68	(1.03%	)[b]	$655	1.12%	[a]	N/A	2.31%	[a]
9/30/17	11.25	0.22	(0.16)	0.06	(0.29)	-	(0.29)	11.02	0.64%		828	1.12%		N/A	1.99%
9/30/16	11.25	0.21	0.20	0.41	(0.26)	(0.15)	(0.41)	11.25	3.89%		783	1.12%		N/A	1.89%
9/30/15	11.40	0.22	(0.10)	0.12	(0.22)	(0.05)	(0.27)	11.25	1.02%		625	1.12%		N/A	1.90%
9/30/14	11.20	0.20	0.24	0.44	(0.24)	-	(0.24)	11.40	4.02%		1,231	1.29%		1.20%	1.78%
9/30/13	11.83	0.18	(0.36)	(0.18)	(0.21)	(0.24)	(0.45)	11.20	(1.53%	)	1,742	1.46%		1.28%	1.59%

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$10.97	$0.17	$(0.26)	$(0.09)	$(0.32)	$-	$(0.32)	$10.56	(0.92%	)[b]	$32,893		0.50%	[a]	0.50%	[a,n]	3.25%	[a]
9/30/17	11.01	0.31	(0.09)	0.22	(0.26)	-	(0.26)	10.97	2.16%		27,548		0.51%		0.51%	[n]	2.87%
9/30/16	10.73	0.28	0.31	0.59	(0.26)	(0.05)	(0.31)	11.01	5.71%		20,147		0.53%		0.52%		2.60%
9/30/15	10.88	0.28	(0.19)	0.09	(0.23)	(0.01)	(0.24)	10.73	0.81%		15,756		0.56%		0.52%		2.54%
9/30/14	10.61	0.29	0.30	0.59	(0.31)	(0.01)	(0.32)	10.88	5.75%		5,659		0.59%		0.51%		2.68%
9/30/13	11.24	0.37	(0.22)	0.15	(0.48)	(0.30)	(0.78)	10.61	1.36%		0	[f]	0.66%		0.48%		3.44%
Class R5
3/31/18[r]	$10.16	$0.15	$(0.24)	$(0.09)	$(0.31)	$-	$(0.31)	$9.76	(0.89%	)[b]	$94,391		0.60%	[a]	0.60%	[a,n]	3.13%	[a]
9/30/17	10.22	0.28	(0.09)	0.19	(0.25)	-	(0.25)	10.16	2.02%		88,740		0.61%		0.61%	[n]	2.76%
9/30/16	9.98	0.25	0.29	0.54	(0.25)	(0.05)	(0.30)	10.22	5.63%		77,693		0.63%		0.62%		2.50%
9/30/15	10.14	0.24	(0.17)	0.07	(0.22)	(0.01)	(0.23)	9.98	0.66%		65,209		0.66%		0.62%		2.41%
9/30/14	9.90	0.26	0.28	0.54	(0.29)	(0.01)	(0.30)	10.14	5.49%		68,204		0.69%		0.59%		2.59%
9/30/13	10.57	0.29	(0.25)	0.04	(0.41)	(0.30)	(0.71)	9.90	0.40%		37,501		0.86%		0.69%		2.83%
Service Class
3/31/18[r]	$10.28	$0.15	$(0.24)	$(0.09)	$(0.30)	$-	$(0.30)	$9.89	(0.89%	)[b]	$14,145		0.70%	[a]	0.70%	[a,n]	3.01%	[a]
9/30/17	10.34	0.27	(0.09)	0.18	(0.24)	-	(0.24)	10.28	1.89%		16,047		0.71%		0.71%	[n]	2.65%
9/30/16	10.09	0.24	0.30	0.54	(0.24)	(0.05)	(0.29)	10.34	5.53%		16,990		0.73%		0.72%		2.39%
9/30/15	10.24	0.24	(0.17)	0.07	(0.21)	(0.01)	(0.22)	10.09	0.59%		20,226		0.76%		0.72%		2.32%
9/30/14	10.00	0.25	0.28	0.53	(0.28)	(0.01)	(0.29)	10.24	5.37%		15,644		0.79%		0.69%		2.51%
9/30/13	10.58	0.28	(0.25)	0.03	(0.31)	(0.30)	(0.61)	10.00	0.34%		10,226		0.94%		0.77%		2.71%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	91%	207%	314%	362%	382%	438%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$10.25	$0.14	$(0.23)	$(0.09)	$(0.29)	$-	$(0.29)	$9.87	(1.03%	)[b]	$24,984	0.80%	[a]	0.80%	[a,n]	2.92%	[a]
9/30/17	10.31	0.26	(0.09)	0.17	(0.23)	-	(0.23)	10.25	1.78%		26,601	0.81%		0.81%	[n]	2.54%
9/30/16	10.07	0.23	0.29	0.52	(0.23)	(0.05)	(0.28)	10.31	5.38%		34,731	0.83%		0.82%		2.29%
9/30/15	10.22	0.23	(0.17)	0.06	(0.20)	(0.01)	(0.21)	10.07	0.54%		35,581	0.86%		0.82%		2.22%
9/30/14	9.99	0.24	0.28	0.52	(0.28)	(0.01)	(0.29)	10.22	5.26%		22,159	0.89%		0.79%		2.41%
9/30/13	10.67	0.28	(0.25)	0.03	(0.41)	(0.30)	(0.71)	9.99	0.26%		13,271	0.97%		0.80%		2.73%
Class A
3/31/18[r]	$10.23	$0.13	$(0.25)	$(0.12)	$(0.26)	$-	$(0.26)	$9.85	(1.07%	)[b]	$34,586	1.05%	[a]	1.05%	[a,n]	2.68%	[a]
9/30/17	10.28	0.23	(0.07)	0.16	(0.21)	-	(0.21)	10.23	1.63%		34,137	1.06%		1.06%	[n]	2.30%
9/30/16	10.04	0.20	0.29	0.49	(0.20)	(0.05)	(0.25)	10.28	5.06%		37,243	1.08%		1.07%		2.04%
9/30/15	10.17	0.20	(0.16)	0.04	(0.16)	(0.01)	(0.17)	10.04	0.21%		36,941	1.11%		1.07%		1.96%
9/30/14	9.94	0.22	0.27	0.49	(0.25)	(0.01)	(0.26)	10.17	5.04%		34,703	1.16%		1.06%		2.15%
9/30/13	10.61	0.25	(0.25)	-	(0.37)	(0.30)	(0.67)	9.94	(0.05%	)	32,005	1.22%		1.05%		2.47%
Class R4
3/31/18[r]	$10.16	$0.14	$(0.25)	$(0.11)	$(0.28)	$-	$(0.28)	$9.77	(1.02%	)[b]	$4,756	0.95%	[a]	0.95%	[a,n]	2.77%	[a]
9/30/17	10.22	0.24	(0.07)	0.17	(0.23)	-	(0.23)	10.16	1.77%		5,032	0.96%		0.96%	[n]	2.41%
9/30/16	10.01	0.21	0.29	0.50	(0.24)	(0.05)	(0.29)	10.22	5.18%		3,765	0.98%		0.97%		2.15%
9/30/15	10.18	0.22	(0.18)	0.04	(0.20)	(0.01)	(0.21)	10.01	0.34%		2,959	1.01%		0.97%		2.17%
9/30/14gg	9.93	0.11	0.14	0.25	-	-	-	10.18	2.52%	[b]	102	1.00%	[a]	0.97%	[a]	2.12%	[a]
Class R3
3/31/18[r]	$10.10	$0.12	$(0.23)	$(0.11)	$(0.26)	$-	$(0.26)	$9.73	(1.24%	)[b]	$4,299	1.20%	[a]	1.20%	[a,n]	2.53%	[a]
9/30/17	10.19	0.22	(0.09)	0.13	(0.22)	-	(0.22)	10.10	1.41%		3,869	1.21%		1.21%	[n]	2.18%
9/30/16	9.99	0.19	0.29	0.48	(0.23)	(0.05)	(0.28)	10.19	4.94%		2,592	1.23%	[a]	1.22%		1.95%
9/30/15	10.16	0.19	(0.17)	0.02	(0.18)	(0.01)	(0.19)	9.99	0.15%		412	1.26%		1.22%		1.84%
9/30/14gg	9.93	0.09	0.14	0.23	-	-	-	10.16	2.32%	[b]	102	1.25%	[a]	1.22%	[a]	1.87%	[a]

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$9.62	$0.30	$(0.37)	$(0.07)	$(0.60)	$-	$(0.60)	$8.95	(0.77%	)[b]	$247,481	0.53%	[a]	0.53%	[a,n]	6.50%	[a]
9/30/17	9.29	0.62	0.28	0.90	(0.57)	-	(0.57)	9.62	10.22%		242,645	0.54%		0.54%	[n]	6.63%
9/30/16	8.98	0.62	0.28	0.90	(0.59)	-	(0.59)	9.29	10.86%		220,759	0.57%		0.55%		7.05%
9/30/15	10.16	0.61	(0.86)	(0.25)	(0.69)	(0.24)	(0.93)	8.98	(2.27%	)	106,575	0.58%		0.55%		6.47%
9/30/14	10.07	0.68	0.25	0.93	(0.67)	(0.17)	(0.84)	10.16	9.79%		105,460	0.57%		0.52%		6.68%
9/30/13	9.78	0.70	0.30	1.00	(0.71)	-	(0.71)	10.07	10.75%		99,457	0.60%		0.50%		7.09%
Class R5
3/31/18[r]	$9.66	$0.29	$(0.36)	$(0.07)	$(0.59)	$-	$(0.59)	$9.00	(0.76%	)[b]	$53,767	0.63%	[a]	0.63%	[a,n]	6.39%	[a]
9/30/17	9.33	0.61	0.28	0.89	(0.56)	-	(0.56)	9.66	10.08%		55,628	0.64%		0.64%	[n]	6.54%
9/30/16	9.02	0.61	0.28	0.89	(0.58)	-	(0.58)	9.33	10.68%		45,867	0.67%		0.65%		6.93%
9/30/15	10.19	0.60	(0.85)	(0.25)	(0.68)	(0.24)	(0.92)	9.02	(2.28%	)	41,616	0.68%		0.65%		6.38%
9/30/14	10.09	0.66	0.26	0.92	(0.65)	(0.17)	(0.82)	10.19	9.63%		39,737	0.72%		0.67%		6.52%
9/30/13	9.80	0.68	0.30	0.98	(0.69)	-	(0.69)	10.09	10.51%		31,341	0.80%		0.70%		6.86%
Service Class
3/31/18[r]	$9.66	$0.29	$(0.36)	$(0.07)	$(0.58)	$-	$(0.58)	$9.01	(0.87%	)[b]	$45,519	0.73%	[a]	0.73%	[a,n]	6.28%	[a]
9/30/17	9.33	0.60	0.28	0.88	(0.55)	-	(0.55)	9.66	9.93%		49,581	0.74%		0.74%	[n]	6.45%
9/30/16	9.01	0.60	0.29	0.89	(0.57)	-	(0.57)	9.33	10.70%		59,787	0.77%		0.75%		6.83%
9/30/15	10.18	0.59	(0.86)	(0.27)	(0.66)	(0.24)	(0.90)	9.01	(2.40%	)	62,734	0.78%		0.75%		6.27%
9/30/14	10.09	0.65	0.26	0.91	(0.65)	(0.17)	(0.82)	10.18	9.46%		61,150	0.80%		0.75%		6.45%
9/30/13	9.80	0.67	0.31	0.98	(0.69)	-	(0.69)	10.09	10.56%		58,569	0.85%		0.75%		6.82%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	15%	70%	50%	76%	80%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$9.51	$0.28	$(0.36)	$(0.08)	$(0.57)	$-	$(0.57)	$8.86	(0.86%	)[b]	$32,572	0.83%	[a]	0.83%	[a,n]	6.19%	[a]
9/30/17	9.20	0.58	0.28	0.86	(0.55)	-	(0.55)	9.51	9.79%		32,889	0.84%		0.84%	[n]	6.34%
9/30/16	8.89	0.58	0.29	0.87	(0.56)	-	(0.56)	9.20	10.63%		28,948	0.87%		0.85%		6.74%
9/30/15	10.07	0.57	(0.85)	(0.28)	(0.66)	(0.24)	(0.90)	8.89	(2.58%	)	24,221	0.88%		0.85%		6.18%
9/30/14	9.99	0.64	0.25	0.89	(0.64)	(0.17)	(0.81)	10.07	9.37%		22,802	0.92%		0.87%		6.33%
9/30/13	9.72	0.65	0.31	0.96	(0.69)	-	(0.69)	9.99	10.40%		14,288	1.00%		0.90%		6.66%
Class A
3/31/18[r]	$9.49	$0.27	$(0.36)	$(0.09)	$(0.55)	$-	$(0.55)	$8.85	(0.92%	)[b]	$26,932	1.08%	[a]	1.08%	[a,n]	5.93%	[a]
9/30/17	9.17	0.56	0.28	0.84	(0.52)	-	(0.52)	9.49	9.63%		29,357	1.09%		1.09%	[n]	6.09%
9/30/16	8.86	0.56	0.29	0.85	(0.54)	-	(0.54)	9.17	10.31%		29,055	1.12%		1.10%		6.49%
9/30/15	10.02	0.55	(0.85)	(0.30)	(0.62)	(0.24)	(0.86)	8.86	(2.78%	)	28,572	1.13%		1.10%		5.93%
9/30/14	9.94	0.61	0.25	0.86	(0.61)	(0.17)	(0.78)	10.02	9.10%		33,597	1.17%		1.12%		6.08%
9/30/13	9.66	0.63	0.29	0.92	(0.64)	-	(0.64)	9.94	10.09%		31,490	1.25%		1.15%		6.43%
Class R4
3/31/18[r]	$9.40	$0.27	$(0.35)	$(0.08)	$(0.56)	$-	$(0.56)	$8.76	(0.98%	)[b]	$32,403	0.98%	[a]	0.98%	[a,n]	6.05%	[a]
9/30/17	9.11	0.56	0.28	0.84	(0.55)	-	(0.55)	9.40	9.66%		30,611	0.99%		0.99%	[n]	6.18%
9/30/16	8.84	0.57	0.28	0.85	(0.58)	-	(0.58)	9.11	10.44%		18,428	1.02%		1.00%		6.66%
9/30/15	10.02	0.54	(0.83)	(0.29)	(0.65)	(0.24)	(0.89)	8.84	(2.67%	)	2,672	1.03%		1.00%		5.97%
9/30/14gg	9.89	0.31	(0.18)	0.13	-	-	-	10.02	1.31%	[b]	101	1.01%	[a]	1.00%	[a]	6.05%	[a]
Class R3
3/31/18[r]	$9.60	$0.27	$(0.37)	$(0.10)	$(0.55)	$-	$(0.55)	$8.95	(1.05%	)[b]	$41,917	1.23%	[a]	1.23%	[a,n]	5.81%	[a]
9/30/17	9.29	0.55	0.29	0.84	(0.53)	-	(0.53)	9.60	9.43%		36,626	1.24%		1.24%	[n]	5.93%
9/30/16	9.01	0.56	0.28	0.84	(0.56)	-	(0.56)	9.29	10.12%		13,928	1.27%		1.25%		6.38%
9/30/15	10.17	0.54	(0.85)	(0.31)	(0.61)	(0.24)	(0.85)	9.01	(2.91%	)	3,423	1.28%		1.25%		5.74%
9/30/14	10.07	0.59	0.27	0.86	(0.59)	(0.17)	(0.76)	10.17	8.92%		726	1.39%		1.34%		5.84%
9/30/13	9.78	0.60	0.31	0.91	(0.62)	-	(0.62)	10.07	9.69%		727	1.55%		1.45%		6.10%

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$12.53	$0.11	$0.39	$0.50	$(0.24)	$(0.67)	$(0.91)	$12.12	3.87%	[b]	$10,189	0.70%[a]	0.60%	[a]	1.71%	[a]
9/30/17	11.32	0.21	1.28	1.49	(0.22)	(0.06)	(0.28)	12.53	13.39%		8,270	0.68%	0.60%		1.76%
9/30/16	11.48	0.22	0.84	1.06	(0.29)	(0.93)	(1.22)	11.32	9.96%		967	0.68%	0.60%		1.98%
9/30/15	13.01	0.22	(0.44)	(0.22)	(0.24)	(1.07)	(1.31)	11.48	(1.96%	)	376	0.65%	0.60%		1.77%
9/30/14gg	12.51	0.12	0.38	0.50	-	-	-	13.01	4.00%	[b]	36,306	0.61%[a]	0.60%	[a]	1.82%	[a]
Class R5
3/31/18[r]	$12.53	$0.10	$0.39	$0.49	$(0.23)	$(0.67)	$(0.90)	$12.12	3.76%	[b]	$45,091	0.80%[a]	0.70%	[a]	1.59%	[a]
9/30/17	11.32	0.20	1.28	1.48	(0.21)	(0.06)	(0.27)	12.53	13.27%		49,381	0.78%	0.70%		1.66%
9/30/16	11.48	0.21	0.84	1.05	(0.28)	(0.93)	(1.21)	11.32	9.82%		53,727	0.78%	0.70%		1.87%
9/30/15	13.00	0.21	(0.44)	(0.23)	(0.22)	(1.07)	(1.29)	11.48	(2.03%	)	62,971	0.75%	0.70%		1.70%
9/30/14	12.38	0.21	1.25	1.46	(0.21)	(0.63)	(0.84)	13.00	12.33%		74,267	0.67%	0.67%	[k]	1.69%
9/30/13	11.34	0.21	1.04	1.25	(0.21)	-	(0.21)	12.38	11.17%		106,661	0.64%	0.63%		1.78%
Service Class
3/31/18[r]	$13.11	$0.10	$0.41	$0.51	$(0.21)	$(0.67)	$(0.88)	$12.74	3.75%	[b]	$7,080	0.90%[a]	0.80%	[a]	1.49%	[a]
9/30/17	11.83	0.19	1.34	1.53	(0.19)	(0.06)	(0.25)	13.11	13.11%		6,978	0.88%	0.80%		1.54%
9/30/16	11.94	0.20	0.89	1.09	(0.27)	(0.93)	(1.20)	11.83	9.76%		14,130	0.88%	0.80%		1.87%
9/30/15	13.48	0.20	(0.46)	(0.26)	(0.21)	(1.07)	(1.28)	11.94	(2.18%	)	12,545	0.85%	0.80%		1.60%
9/30/14	12.80	0.21	1.29	1.50	(0.19)	(0.63)	(0.82)	13.48	12.23%		11,914	0.80%	0.80%	[k]	1.57%
9/30/13	11.73	0.20	1.06	1.26	(0.19)	-	(0.19)	12.80	10.92%		9,370	0.80%	0.79%		1.63%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	46%	108%	176%	204%	192%	242%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$12.55	$0.09	$0.39	$0.48	$(0.19)	$(0.67)	$(0.86)	$12.17	3.74%	[b]	$7,913	1.00%[a]		0.90%	[a]	1.39%	[a]
9/30/17	11.35	0.17	1.28	1.45	(0.19)	(0.06)	(0.25)	12.55	13.01%		9,413	0.98%		0.90%		1.46%
9/30/16	11.51	0.19	0.84	1.03	(0.26)	(0.93)	(1.19)	11.35	9.59%		9,751	0.98%		0.90%		1.68%
9/30/15	13.04	0.19	(0.44)	(0.25)	(0.21)	(1.07)	(1.28)	11.51	(2.23%	)	8,691	0.95%		0.90%		1.51%
9/30/14	12.41	0.19	1.25	1.44	(0.18)	(0.63)	(0.81)	13.04	12.09%		7,089	0.92%		0.92%	[k]	1.46%
9/30/13	11.38	0.17	1.04	1.21	(0.18)	-	(0.18)	12.41	10.69%		3,603	0.95%		0.94%		1.47%
Class A
3/31/18[r]	$12.22	$0.07	$0.38	$0.45	$(0.17)	$(0.67)	$(0.84)	$11.83	3.53%	[b]	$31,330	1.25%	[a]	1.15%	[a]	1.14%	[a]
9/30/17	11.05	0.14	1.25	1.39	(0.16)	(0.06)	(0.22)	12.22	12.78%		32,637	1.23%		1.15%		1.21%
9/30/16	11.22	0.15	0.83	0.98	(0.22)	(0.93)	(1.15)	11.05	9.38%		30,781	1.23%		1.15%		1.42%
9/30/15	12.73	0.15	(0.43)	(0.28)	(0.16)	(1.07)	(1.23)	11.22	(2.49%	)	31,375	1.20%		1.15%		1.26%
9/30/14	12.14	0.15	1.22	1.37	(0.15)	(0.63)	(0.78)	12.73	11.80%		34,260	1.18%		1.17%		1.18%
9/30/13	11.15	0.14	1.01	1.15	(0.16)	-	(0.16)	12.14	10.50%		38,017	1.20%		1.19%		1.23%
Class R4
3/31/18[r]	$12.15	$0.07	$0.38	$0.45	$(0.19)	$(0.67)	$(0.86)	$11.74	3.58%	[b]	$3,103	1.15%	[a]	1.05%	[a]	1.25%	[a]
9/30/17	10.99	0.15	1.24	1.39	(0.17)	(0.06)	(0.23)	12.15	12.88%		2,822	1.13%		1.05%		1.32%
9/30/16	11.20	0.16	0.83	0.99	(0.27)	(0.93)	(1.20)	10.99	9.51%		2,373	1.13%		1.05%		1.54%
9/30/15	12.74	0.17	(0.44)	(0.27)	(0.20)	(1.07)	(1.27)	11.20	(2.46%	)	2,010	1.10%		1.05%		1.49%
9/30/14gg	12.28	0.09	0.37	0.46	-	-	-	12.74	3.75%	[b]	104	1.06%[a]		1.05%	[a]	1.38%	[a]
Class R3
3/31/18[r]	$12.09	$0.06	$0.37	$0.43	$(0.16)	$(0.67)	$(0.83)	$11.69	3.40%	[b]	$7,692	1.40%	[a]	1.30%	[a]	1.00%	[a]
9/30/17	10.95	0.12	1.24	1.36	(0.16)	(0.06)	(0.22)	12.09	12.58%		7,251	1.38%		1.30%		1.08%
9/30/16	11.18	0.14	0.82	0.96	(0.26)	(0.93)	(1.19)	10.95	9.29%		5,002	1.38%		1.30%		1.31%
9/30/15	12.72	0.14	(0.44)	(0.30)	(0.17)	(1.07)	(1.24)	11.18	(2.66%	)	1,734	1.35%		1.30%		1.16%
9/30/14gg	12.28	0.07	0.37	0.44	-	-	-	12.72	3.58%	[b]	104	1.31%[a]		1.30%	[a]	1.13%	[a]

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$17.67	$0.17	$0.44	$0.61	$(0.36)	$(1.82)	$(2.18)	$16.10	3.06%	[b]	$76,456	0.57%	[a]	N/A	2.01%	[a]
9/30/17	16.05	0.31	2.40	2.71	(0.53)	(0.56)	(1.09)	17.67	17.36%		79,531	0.57%		N/A	1.87%
9/30/16	14.75	0.35	1.56	1.91	(0.32)	(0.29)	(0.61)	16.05	13.26%		73,202	0.53%		N/A	2.29%
9/30/15	15.75	0.29	(1.00)	(0.71)	(0.29)	-	(0.29)	14.75	(4.64%	)	163,640	0.53%		N/A	1.84%
9/30/14gg	15.15	0.14	0.46	0.60	-	-	-	15.75	3.96%	[b]	182,826	0.50%	[a]	N/A	1.73%	[a]
Class R5
3/31/18[r]	$17.69	$0.17	$0.43	$0.60	$(0.34)	$(1.82)	$(2.16)	$16.13	3.07%	[b]	$59,065	0.67%	[a]	N/A	1.95%	[a]
9/30/17	16.06	0.30	2.40	2.70	(0.51)	(0.56)	(1.07)	17.69	17.31%		46,583	0.67%		N/A	1.78%
9/30/16	14.76	0.34	1.55	1.89	(0.30)	(0.29)	(0.59)	16.06	13.11%		46,644	0.63%		N/A	2.22%
9/30/15	15.76	0.28	(1.01)	(0.73)	(0.27)	-	(0.27)	14.76	(4.74%	)	46,754	0.63%		N/A	1.73%
9/30/14	13.55	0.27	2.20	2.47	(0.26)	-	(0.26)	15.76	18.30%		71,929	0.57%		N/A	1.81%
9/30/13	11.29	0.26	2.26	2.52	(0.26)	-	(0.26)	13.55	22.88%		236,830	0.56%		0.53%	2.08%
Service Class
3/31/18[r]	$17.57	$0.15	$0.43	$0.58	$(0.32)	$(1.82)	$(2.14)	$16.01	3.05%	[b]	$49,702	0.77%	[a]	N/A	1.82%	[a]
9/30/17	15.95	0.28	2.39	2.67	(0.49)	(0.56)	(1.05)	17.57	17.19%		49,413	0.77%		N/A	1.65%
9/30/16	14.66	0.32	1.55	1.87	(0.29)	(0.29)	(0.58)	15.95	13.03%		64,634	0.73%		N/A	2.12%
9/30/15	15.66	0.26	(1.00)	(0.74)	(0.26)	-	(0.26)	14.66	(4.84%	)	65,799	0.73%		N/A	1.65%
9/30/14	13.48	0.25	2.17	2.42	(0.24)	-	(0.24)	15.66	18.15%		68,003	0.68%		N/A	1.66%
9/30/13	11.22	0.25	2.26	2.51	(0.25)	-	(0.25)	13.48	22.82%		69,162	0.65%		0.62%	2.01%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	41%	102%	109%	113%	92%	145%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$17.86	$0.15	$0.44	$0.59	$(0.31)	$(1.82)	$(2.13)	$16.32	2.97%	[b]	$6,330	0.87%	[a]	N/A	1.72%	[a]
9/30/17	16.21	0.27	2.41	2.68	(0.47)	(0.56)	(1.03)	17.86	17.01%		5,970	0.87%		N/A	1.57%
9/30/16	14.88	0.31	1.58	1.89	(0.27)	(0.29)	(0.56)	16.21	12.97%		5,801	0.83%		N/A	2.00%
9/30/15	15.90	0.25	(1.02)	(0.77)	(0.25)	-	(0.25)	14.88	(4.97%	)	7,460	0.83%		N/A	1.55%
9/30/14	13.68	0.23	2.23	2.46	(0.24)	-	(0.24)	15.90	18.02%		7,047	0.80%		N/A	1.54%
9/30/13	11.40	0.23	2.29	2.52	(0.24)	-	(0.24)	13.68	22.60%		4,459	0.79%		0.76%	1.82%
Class A
3/31/18[r]	$17.39	$0.12	$0.43	$0.55	$(0.24)	$(1.82)	$(2.06)	$15.88	2.84%	[b]	$9,075	1.12%	[a]	N/A	1.47%	[a]
9/30/17	15.82	0.22	2.36	2.58	(0.45)	(0.56)	(1.01)	17.39	16.74%		9,120	1.12%		N/A	1.32%
9/30/16	14.53	0.27	1.53	1.80	(0.22)	(0.29)	(0.51)	15.82	12.65%		10,415	1.08%		N/A	1.78%
9/30/15	15.51	0.20	(0.98)	(0.78)	(0.20)	-	(0.20)	14.53	(5.13%	)	8,081	1.08%		N/A	1.30%
9/30/14	13.36	0.19	2.15	2.34	(0.19)	-	(0.19)	15.51	17.67%		10,718	1.05%		N/A	1.29%
9/30/13	11.13	0.20	2.24	2.44	(0.21)	-	(0.21)	13.36	22.26%		11,844	1.04%		1.01%	1.60%
Class R4
3/31/18[r]	$17.32	$0.13	$0.42	$0.55	$(0.29)	$(1.82)	$(2.11)	$15.76	2.90%	[b]	$9,363	1.02%	[a]	N/A	1.57%	[a]
9/30/17	15.77	0.24	2.36	2.60	(0.49)	(0.56)	(1.05)	17.32	16.94%		10,139	1.02%		N/A	1.43%
9/30/16	14.51	0.28	1.53	1.81	(0.26)	(0.29)	(0.55)	15.77	12.75%		4,127	0.98%		N/A	1.90%
9/30/15	15.52	0.21	(0.98)	(0.77)	(0.24)	-	(0.24)	14.51	(5.10%	)	2,524	0.98%		N/A	1.34%
9/30/14gg	14.96	0.10	0.46	0.56	-	-	-	15.52	3.74%	[b]	104	0.95%	[a]	N/A	1.32%	[a]
Class R3
3/31/18[r]	$17.56	$0.11	$0.43	$0.54	$(0.27)	$(1.82)	$(2.09)	$16.01	2.75%	[b]	$3,865	1.27%	[a]	N/A	1.32%	[a]
9/30/17	15.92	0.20	2.38	2.58	(0.38)	(0.56)	(0.94)	17.56	16.62%		3,820	1.27%		N/A	1.18%
9/30/16	14.62	0.25	1.54	1.79	(0.20)	(0.29)	(0.49)	15.92	12.49%		648	1.23%		N/A	1.66%
9/30/15	15.61	0.19	(1.00)	(0.81)	(0.18)	-	(0.18)	14.62	(5.29%	)	185	1.23%		N/A	1.19%
9/30/14	13.43	0.16	2.17	2.33	(0.15)	-	(0.15)	15.61	17.48%		174	1.27%		N/A	1.06%
9/30/13	11.19	0.16	2.26	2.42	(0.18)	-	(0.18)	13.43	21.92%		153	1.34%		1.31%	1.30%

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$11.94	$0.07	$(0.17)	$(0.10)	$(0.14)	$(0.79)	$(0.93)	$10.91	(1.13%	)[b]	$10,039	0.70%	[a]	N/A	1.20%	[a]
9/30/17	10.42	0.16	1.81	1.97	(0.15)	(0.30)	(0.45)	11.94	19.50%		8,516	0.71%		N/A	1.40%
9/30/16	13.75	0.18	1.43	1.61	(0.22)	(4.72)	(4.94)	10.42	14.34%		739	0.72%		N/A	1.68%
9/30/15	14.23	0.14	(0.19)	(0.05)	(0.13)	(0.30)	(0.43)	13.75	(0.36%	)	37	0.65%		N/A	0.99%
9/30/14gg	13.41	0.08	0.74	0.82	-	-	-	14.23	6.11%	[b]	47,537	0.62%	[a]	N/A	1.07%	[a]
Class R5
3/31/18[r]	$11.93	$0.06	$(0.16)	$(0.10)	$(0.13)	$(0.79)	$(0.92)	$10.91	(1.15%	)[b]	$69,592	0.80%	[a]	N/A	1.09%	[a]
9/30/17	10.41	0.15	1.81	1.96	(0.14)	(0.30)	(0.44)	11.93	19.40%		78,580	0.81%		N/A	1.36%
9/30/16	13.73	0.13	1.48	1.61	(0.21)	(4.72)	(4.93)	10.41	14.28%		73,380	0.82%		N/A	1.27%
9/30/15	14.22	0.14	(0.21)	(0.07)	(0.12)	(0.30)	(0.42)	13.73	(0.50%	)	69,529	0.76%		N/A	0.95%
9/30/14	12.10	0.12	2.11	2.23	(0.11)	-	(0.11)	14.22	18.54%		97,358	0.76%		0.72%	0.89%
9/30/13	10.32	0.13	1.78	1.91	(0.13)	-	(0.13)	12.10	18.65%		131,115	0.80%		0.71%	1.16%
Service Class
3/31/18[r]	$12.30	$0.06	$(0.18)	$(0.12)	$(0.11)	$(0.79)	$(0.90)	$11.28	(1.22%	)[b]	$529	0.90%	[a]	N/A	0.99%	[a]
9/30/17	10.71	0.15	1.85	2.00	(0.11)	(0.30)	(0.41)	12.30	19.21%		1,133	0.91%		N/A	1.28%
9/30/16	13.91	0.12	1.51	1.63	(0.11)	(4.72)	(4.83)	10.71	14.21%		1,979	0.92%		N/A	0.98%
9/30/15	14.40	0.13	(0.21)	(0.08)	(0.11)	(0.30)	(0.41)	13.91	(0.57%	)	6,517	0.86%		N/A	0.88%
9/30/14	12.26	0.11	2.14	2.25	(0.11)	-	(0.11)	14.40	18.40%		6,742	0.84%		0.79%	0.82%
9/30/13	10.46	0.12	1.81	1.93	(0.13)	-	(0.13)	12.26	18.71%		5,267	0.85%		0.76%	1.11%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	26%	35%	38%	54%	53%	43%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$11.91	$0.05	$(0.17)	$(0.12)	$(0.10)	$(0.79)	$(0.89)	$10.90	(1.26%	)[b]	$29,075	1.00%	[a]	N/A	0.90%	[a]
9/30/17	10.40	0.13	1.80	1.93	(0.12)	(0.30)	(0.42)	11.91	19.07%		30,996	1.01%		N/A	1.17%
9/30/16	13.71	0.11	1.48	1.59	(0.18)	(4.72)	(4.90)	10.40	14.11%		29,371	1.02%		N/A	1.05%
9/30/15	14.19	0.11	(0.20)	(0.09)	(0.09)	(0.30)	(0.39)	13.71	(0.63%	)	31,644	0.96%		N/A	0.77%
9/30/14	12.08	0.09	2.11	2.20	(0.09)	-	(0.09)	14.19	18.26%		35,299	0.96%		0.92%	0.69%
9/30/13	10.30	0.11	1.78	1.89	(0.11)	-	(0.11)	12.08	18.52%		33,164	1.00%		0.91%	0.97%
Class A
3/31/18[r]	$11.75	$0.04	$(0.17)	$(0.13)	$(0.08)	$(0.79)	$(0.87)	$10.75	(1.42%	)[b]	$12,937	1.25%	[a]	N/A	0.65%	[a]
9/30/17	10.26	0.10	1.79	1.89	(0.10)	(0.30)	(0.40)	11.75	18.88%		13,096	1.26%		N/A	0.90%
9/30/16	13.58	0.09	1.45	1.54	(0.14)	(4.72)	(4.86)	10.26	13.78%		11,877	1.27%		N/A	0.82%
9/30/15	14.07	0.07	(0.20)	(0.13)	(0.06)	(0.30)	(0.36)	13.58	(0.96%	)	12,906	1.21%		N/A	0.52%
9/30/14	11.98	0.06	2.09	2.15	(0.06)	-	(0.06)	14.07	17.99%		13,580	1.21%		1.17%	0.44%
9/30/13	10.23	0.08	1.76	1.84	(0.09)	-	(0.09)	11.98	18.18%		13,493	1.25%		1.16%	0.71%
Class R4
3/31/18[r]	$11.67	$0.04	$(0.16)	$(0.12)	$(0.08)	$(0.79)	$(0.87)	$10.68	(1.26%	)[b]	$6,049	1.15%	[a]	N/A	0.76%	[a]
9/30/17	10.22	0.11	1.78	1.89	(0.14)	(0.30)	(0.44)	11.67	19.02%		5,268	1.16%		N/A	0.99%
9/30/16	13.57	0.15	1.40	1.55	(0.18)	(4.72)	(4.90)	10.22	13.88%		3,421	1.17%		N/A	1.45%
9/30/15	14.07	0.09	(0.21)	(0.12)	(0.08)	(0.30)	(0.38)	13.57	(0.85%	)	105	1.11%		N/A	0.63%
9/30/14gg	13.29	0.04	0.74	0.78	-	-	-	14.07	5.87%	[b]	106	1.07%	[a]	N/A	0.60%	[a]
Class R3
3/31/18[r]	$11.76	$0.03	$(0.17)	$(0.14)	$(0.05)	$(0.79)	$(0.84)	$10.78	(1.44%	)[b]	$1,575	1.40%	[a]	N/A	0.53%	[a]
9/30/17	10.30	0.08	1.79	1.87	(0.11)	(0.30)	(0.41)	11.76	18.69%		1,144	1.41%		N/A	0.74%
9/30/16	13.66	0.07	1.46	1.53	(0.17)	(4.72)	(4.89)	10.30	13.60%		802	1.42%		N/A	0.70%
9/30/15	14.15	0.05	(0.20)	(0.15)	(0.04)	(0.30)	(0.34)	13.66	(1.07%	)	140	1.36%		N/A	0.38%
9/30/14	12.03	0.03	2.11	2.14	(0.02)	-	(0.02)	14.15	17.78%		119	1.41%		1.38%	0.24%
9/30/13	10.24	0.05	1.77	1.82	(0.03)	-	(0.03)	12.03	17.82%		70	1.55%		1.46%	0.45%

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.13	$0.05	$1.16	$1.21	$(0.13)	$(1.55)	$(1.68)	$12.66	9.20%	[b]	$114,896	0.52%	[a]	N/A	0.22%	[a]
9/30/17	11.69	0.13	2.30	2.43	(0.17)	(0.82)	(0.99)	13.13	22.32%		113,313	0.53%		N/A	1.09%
9/30/16	11.37	0.14	1.17	1.31	(0.14)	(0.85)	(0.99)	11.69	11.94%		107,336	0.51%		N/A	1.22%
9/30/15	12.87	0.15	0.04	0.19	(0.14)	(1.55)	(1.69)	11.37	1.30%		184,981	0.50%		N/A	1.21%
9/30/14gg	12.13	0.07	0.67	0.74	-	-	-	12.87	6.18%	[b]	182,512	0.50%	[a]	N/A	1.14%	[a]
Class R5
3/31/18[r]	$13.14	$0.05	$1.15	$1.20	$(0.11)	$(1.55)	$(1.66)	$12.68	9.17%	[b]	$100,626	0.62%	[a]	N/A	0.10%	[a]
9/30/17	11.69	0.12	2.31	2.43	(0.16)	(0.82)	(0.98)	13.14	22.27%		87,103	0.63%		N/A	1.00%
9/30/16	11.38	0.13	1.16	1.29	(0.13)	(0.85)	(0.98)	11.69	11.70%		76,893	0.61%		N/A	1.12%
9/30/15	12.88	0.14	0.04	0.18	(0.13)	(1.55)	(1.68)	11.38	1.29%		85,630	0.60%		N/A	1.12%
9/30/14	13.26	0.15	2.17	2.32	(0.16)	(2.54)	(2.70)	12.88	19.60%		110,762	0.57%		N/A	1.16%
9/30/13	11.17	0.18	2.11	2.29	(0.17)	(0.03)	(0.20)	13.26	20.83%		209,795	0.56%		0.53%	1.50%
Service Class
3/31/18[r]	$13.17	$0.04	$1.15	$1.19	$(0.10)	$(1.55)	$(1.65)	$12.71	9.04%	[b]	$67,897	0.72%	[a]	N/A	0.03%	[a]
9/30/17	11.71	0.11	2.31	2.42	(0.14)	(0.82)	(0.96)	13.17	22.15%		73,755	0.73%		N/A	0.89%
9/30/16	11.40	0.12	1.16	1.28	(0.12)	(0.85)	(0.97)	11.71	11.58%		80,551	0.71%		N/A	1.02%
9/30/15	12.90	0.12	0.05	0.17	(0.12)	(1.55)	(1.67)	11.40	1.19%		87,882	0.70%		N/A	1.02%
9/30/14	13.28	0.13	2.18	2.31	(0.15)	(2.54)	(2.69)	12.90	19.45%		86,743	0.67%		N/A	1.02%
9/30/13	11.19	0.17	2.11	2.28	(0.16)	(0.03)	(0.19)	13.28	20.79%		64,469	0.65%		0.62%	1.42%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	29%	105%	124%	138%	142%	153%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$13.28	$0.03	$1.17	$1.20	$(0.08)	$(1.55)	$(1.63)	$12.85	9.08%	[b]	$38,429	0.82%	[a]	N/A	(0.13%	)[a]
9/30/17	11.81	0.09	2.34	2.43	(0.14)	(0.82)	(0.96)	13.28	21.95%		41,678	0.83%		N/A	0.78%
9/30/16	11.48	0.10	1.19	1.29	(0.11)	(0.85)	(0.96)	11.81	11.57%		38,399	0.81%		N/A	0.91%
9/30/15	12.98	0.11	0.04	0.15	(0.10)	(1.55)	(1.65)	11.48	1.08%		33,634	0.80%		N/A	0.91%
9/30/14	13.35	0.12	2.19	2.31	(0.14)	(2.54)	(2.68)	12.98	19.33%		24,252	0.79%		N/A	0.92%
9/30/13	11.26	0.15	2.12	2.27	(0.15)	(0.03)	(0.18)	13.35	20.58%		20,092	0.78%		0.75%	1.23%
Class A
3/31/18[r]	$12.95	$0.02	$1.14	$1.16	$(0.05)	$(1.55)	$(1.60)	$12.51	8.94%	[b]	$35,670	1.07%	[a]	N/A	(0.35%	)[a]
9/30/17	11.53	0.07	2.28	2.35	(0.11)	(0.82)	(0.93)	12.95	21.73%		36,625	1.08%		N/A	0.55%
9/30/16	11.23	0.07	1.15	1.22	(0.07)	(0.85)	(0.92)	11.53	11.23%		38,743	1.06%		N/A	0.67%
9/30/15	12.74	0.08	0.04	0.12	(0.08)	(1.55)	(1.63)	11.23	0.78%		38,035	1.05%		N/A	0.66%
9/30/14	13.15	0.08	2.16	2.24	(0.11)	(2.54)	(2.65)	12.74	19.02%		35,193	1.04%		N/A	0.66%
9/30/13	11.10	0.12	2.09	2.21	(0.13)	(0.03)	(0.16)	13.15	20.27%		19,445	1.04%		1.01%	1.03%
Class R4
3/31/18[r]	$12.89	$0.02	$1.14	$1.16	$(0.08)	$(1.55)	$(1.63)	$12.42	8.96%	[b]	$27,316	0.97%	[a]	N/A	(0.22%	)[a]
9/30/17	11.50	0.07	2.27	2.34	(0.13)	(0.82)	(0.95)	12.89	21.80%		26,809	0.98%		N/A	0.61%
9/30/16	11.23	0.08	1.16	1.24	(0.12)	(0.85)	(0.97)	11.50	11.38%		14,016	0.96%		N/A	0.75%
9/30/15	12.74	0.09	0.05	0.14	(0.10)	(1.55)	(1.65)	11.23	0.94%		6,003	0.95%		N/A	0.78%
9/30/14gg	12.03	0.04	0.67	0.71	-	-	-	12.74	5.90%	[b]	106	0.95%	[a]	N/A	0.68%	[a]
Class R3
3/31/18[r]	$12.86	$0.01	$1.13	$1.14	$(0.04)	$(1.55)	$(1.59)	$12.41	8.89%	[b]	$5,574	1.22%	[a]	N/A	(0.49%	)[a]
9/30/17	11.45	0.04	2.27	2.31	(0.08)	(0.82)	(0.90)	12.86	21.52%		4,310	1.23%		N/A	0.38%
9/30/16	11.21	0.06	1.14	1.20	(0.11)	(0.85)	(0.96)	11.45	11.01%		3,159	1.21%		N/A	0.55%
9/30/15	12.73	0.06	0.04	0.10	(0.07)	(1.55)	(1.62)	11.21	0.66%		3,637	1.20%		N/A	0.51%
9/30/14gg	12.03	0.03	0.67	0.70	-	-	-	12.73	5.82%	[b]	106	1.20%	[a]	N/A	0.43%	[a]

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$16.41	$0.08	$0.14	$0.22	$(0.07)	$(1.94)	$(2.01)	$14.62	1.13%	[b]	$26,927		0.68%	[a]	N/A	1.01%	[a]
9/30/17	13.81	0.11	3.01	3.12	(0.18)	(0.34)	(0.52)	16.41	23.05%		15,105		0.70%		N/A	0.75%
9/30/16	13.84	0.17	1.31	1.48	(0.12)	(1.39)	(1.51)	13.81	11.60%		3,642		0.71%		N/A	1.33%
9/30/15	15.78	0.13	0.44	0.57	(0.17)	(2.34)	(2.51)	13.84	2.63%		0	[f]	0.68%		N/A	0.84%
9/30/14gg	16.45	0.39	(1.06)	(0.67)	-	-	-	15.78	(4.07%	)[b]	4,801		0.66%	[a]	N/A	4.79%	[a]
Class R5
3/31/18[r]	$16.38	$0.06	$0.16	$0.22	$(0.06)	$(1.94)	$(2.00)	$14.60	1.08%	[b]	$61,475		0.78%	[a]	N/A	0.83%	[a]
9/30/17	13.78	0.10	3.00	3.10	(0.16)	(0.34)	(0.50)	16.38	22.99%		64,889		0.80%		N/A	0.63%
9/30/16	13.82	0.15	1.30	1.45	(0.10)	(1.39)	(1.49)	13.78	11.40%		61,310		0.81%		N/A	1.16%
9/30/15	15.77	0.13	0.41	0.54	(0.15)	(2.34)	(2.49)	13.82	2.44%		58,840		0.79%		N/A	0.82%
9/30/14	14.92	0.17	0.83	1.00	(0.15)	-	(0.15)	15.77	6.75%		73,288		0.74%		N/A	1.04%
9/30/13	11.03	0.16	3.86	4.02	(0.13)	-	(0.13)	14.92	36.88%		83,213		0.73%		0.70%	1.23%
Service Class
3/31/18[r]	$16.34	$0.06	$0.15	$0.21	$(0.04)	$(1.94)	$(1.98)	$14.57	1.05%	[b]	$16,810		0.88%	[a]	N/A	0.76%	[a]
9/30/17	13.75	0.08	3.00	3.08	(0.15)	(0.34)	(0.49)	16.34	22.87%		14,726		0.90%		N/A	0.54%
9/30/16	13.81	0.14	1.29	1.43	(0.10)	(1.39)	(1.49)	13.75	11.23%		13,313		0.91%		N/A	1.08%
9/30/15	15.76	0.11	0.43	0.54	(0.15)	(2.34)	(2.49)	13.81	2.41%		6,927		0.89%		N/A	0.73%
9/30/14	14.92	0.16	0.82	0.98	(0.14)	-	(0.14)	15.76	6.60%		6,865		0.84%		N/A	0.98%
9/30/13	11.03	0.14	3.88	4.02	(0.13)	-	(0.13)	14.92	36.79%		2,627		0.83%		0.80%	1.15%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	30%	62%	57%	52%	66%	91%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$16.25	$0.05	$0.14	$0.19	$(0.02)	$(1.94)	$(1.96)	$14.48	0.97%	[b]	$23,550	0.98%	[a]	N/A	0.64%	[a]
9/30/17	13.68	0.07	2.98	3.05	(0.14)	(0.34)	(0.48)	16.25	22.75%		23,967	1.00%		N/A	0.44%
9/30/16	13.72	0.12	1.29	1.41	(0.06)	(1.39)	(1.45)	13.68	11.17%		17,641	1.01%		N/A	0.94%
9/30/15	15.68	0.10	0.41	0.51	(0.13)	(2.34)	(2.47)	13.72	2.25%		18,171	0.99%		N/A	0.64%
9/30/14	14.84	0.14	0.83	0.97	(0.13)	-	(0.13)	15.68	6.55%		17,595	0.95%		N/A	0.86%
9/30/13	10.98	0.13	3.85	3.98	(0.12)	-	(0.12)	14.84	36.60%		9,661	0.93%		0.90%	1.02%
Class A
3/31/18[r]	$15.93	$0.03	$0.15	$0.18	$-	$(1.94)	$(1.94)	$14.17	0.88%	[b]	$65,947	1.23%	[a]	N/A	0.38%	[a]
9/30/17	13.42	0.03	2.92	2.95	(0.10)	(0.34)	(0.44)	15.93	22.42%		73,462	1.25%		N/A	0.19%
9/30/16	13.49	0.09	1.26	1.35	(0.03)	(1.39)	(1.42)	13.42	10.88%		69,495	1.26%		N/A	0.70%
9/30/15	15.43	0.06	0.42	0.48	(0.08)	(2.34)	(2.42)	13.49	2.04%		66,359	1.24%		N/A	0.38%
9/30/14	14.62	0.09	0.81	0.90	(0.09)	-	(0.09)	15.43	6.19%		70,281	1.19%		N/A	0.60%
9/30/13	10.80	0.10	3.80	3.90	(0.08)	-	(0.08)	14.62	36.40%		77,201	1.18%		1.15%	0.77%
Class R4
3/31/18[r]	$15.83	$0.04	$0.14	$0.18	$(0.00)[d]	$(1.94)	$(1.94)	$14.07	0.94%	[b]	$9,447	1.13%	[a]	N/A	0.49%	[a]
9/30/17	13.36	0.04	2.91	2.95	(0.14)	(0.34)	(0.48)	15.83	22.50%		9,717	1.15%		N/A	0.29%
9/30/16	13.48	0.10	1.27	1.37	(0.10)	(1.39)	(1.49)	13.36	11.06%		4,467	1.16%		N/A	0.75%
9/30/15	15.44	0.12	0.38	0.50	(0.12)	(2.34)	(2.46)	13.48	2.17%		571	1.14%		N/A	0.84%
9/30/14gg	16.14	0.04	(0.74)	(0.70)	-	-	-	15.44	(4.34%	)[b]	96	1.11%	[a]	N/A	0.46%	[a]
Class R3
3/31/18[r]	$15.77	$0.02	$0.15	$0.17	$-	$(1.94)	$(1.94)	$14.00	0.82%	[b]	$9,041	1.38%	[a]	N/A	0.24%	[a]
9/30/17	13.32	0.01	2.89	2.90	(0.11)	(0.34)	(0.45)	15.77	22.19%		9,008	1.40%		N/A	0.04%
9/30/16	13.46	0.07	1.25	1.32	(0.07)	(1.39)	(1.46)	13.32	10.72%		5,524	1.41%		N/A	0.51%
9/30/15	15.42	0.07	0.40	0.47	(0.09)	(2.34)	(2.43)	13.46	1.97%		1,245	1.39%		N/A	0.45%
9/30/14gg	16.14	0.02	(0.74)	(0.72)	-	-	-	15.42	(4.46%	)[b]	96	1.36%	[a]	N/A	0.21%	[a]

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$16.46	$0.02	$1.16	$1.18	$(0.16)	$(1.87)	$(2.03)	$15.61	7.16%	[b]	$31,657	0.86%	[a]	N/A	0.29%	[a]
9/30/17	13.47	0.12	3.43	3.55	(0.18)	(0.38)	(0.56)	16.46	27.53%		34,308	0.86%		N/A	0.78%
9/30/16	13.94	0.11	0.66	0.77	(0.14)	(1.10)	(1.24)	13.47	5.50%		16,576	0.85%		N/A	0.85%
9/30/15	15.11	0.18	(0.46)	(0.28)	(0.19)	(0.70)	(0.89)	13.94	(1.92%	)	1,044	0.84%		N/A	1.16%
9/30/14gg	14.85	0.13	0.13	0.26	-	-	-	15.11	1.75%	[b]	102	0.84%	[a]	N/A	1.75%	[a]
Class R5
3/31/18[r]	$16.47	$0.01	$1.16	$1.17	$(0.15)	$(1.87)	$(2.02)	$15.62	7.05%	[b]	$109,104	0.96%	[a]	N/A	0.15%	[a]
9/30/17	13.46	0.08	3.48	3.56	(0.17)	(0.38)	(0.55)	16.47	27.55%		120,521	0.96%		N/A	0.54%
9/30/16	13.93	0.12	0.63	0.75	(0.12)	(1.10)	(1.22)	13.46	5.37%		125,171	0.95%		N/A	0.89%
9/30/15	15.11	0.15	(0.46)	(0.31)	(0.17)	(0.70)	(0.87)	13.93	(2.07%	)	166,316	0.94%		N/A	0.99%
9/30/14	13.99	0.15	1.25	1.40	(0.16)	(0.12)	(0.28)	15.11	10.18%		206,074	0.99%		0.91%	0.99%
9/30/13	11.19	0.16	2.79	2.95	(0.15)	-	(0.15)	13.99	26.55%		213,577	1.05%		0.89%	1.28%
Service Class
3/31/18[r]	$16.33	$0.01	$1.15	$1.16	$(0.13)	$(1.87)	$(2.00)	$15.49	7.06%	[b]	$21,012	1.06%	[a]	N/A	0.08%	[a]
9/30/17	13.35	0.07	3.44	3.51	(0.15)	(0.38)	(0.53)	16.33	27.37%		19,086	1.06%		N/A	0.46%
9/30/16	13.83	0.11	0.62	0.73	(0.11)	(1.10)	(1.21)	13.35	5.28%		28,699	1.05%		N/A	0.87%
9/30/15	15.01	0.14	(0.46)	(0.32)	(0.16)	(0.70)	(0.86)	13.83	(2.15%	)	30,582	1.04%		N/A	0.95%
9/30/14	13.90	0.15	1.22	1.37	(0.14)	(0.12)	(0.26)	15.01	9.96%		14,038	1.05%		1.03%	0.99%
9/30/13	11.12	0.14	2.78	2.92	(0.14)	-	(0.14)	13.90	26.47%		8,558	1.08%		1.03%	1.13%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	20%	30%	25%	32%	27%	28%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$16.44	$(0.00)[d]	$1.15	$1.15	$(0.11)	$(1.87)	$(1.98)	$15.61	6.98%	[b]	$100,852	1.16%	[a]	N/A	(0.05%	)[a]
9/30/17	13.44	0.05	3.47	3.52	(0.14)	(0.38)	(0.52)	16.44	27.24%		103,200	1.16%		N/A	0.36%
9/30/16	13.91	0.09	0.63	0.72	(0.09)	(1.10)	(1.19)	13.44	5.15%		99,085	1.15%		N/A	0.68%
9/30/15	15.08	0.12	(0.45)	(0.33)	(0.14)	(0.70)	(0.84)	13.91	(2.23%	)	120,753	1.14%		N/A	0.79%
9/30/14	13.96	0.11	1.25	1.36	(0.12)	(0.12)	(0.24)	15.08	9.87%		136,272	1.18%		1.14%	0.77%
9/30/13	11.17	0.13	2.79	2.92	(0.13)	-	(0.13)	13.96	26.30%		128,755	1.23%		1.14%	1.01%
Class A
3/31/18[r]	$16.27	$(0.02)	$1.14	$1.12	$(0.07)	$(1.87)	$(1.94)	$15.45	6.84%	[b]	$30,801	1.41%	[a]	N/A	(0.29%	)[a]
9/30/17	13.29	0.02	3.44	3.46	(0.10)	(0.38)	(0.48)	16.27	26.99%		30,769	1.41%		N/A	0.12%
9/30/16	13.77	0.06	0.61	0.67	(0.05)	(1.10)	(1.15)	13.29	4.85%		32,200	1.40%		N/A	0.44%
9/30/15	14.92	0.08	(0.44)	(0.36)	(0.09)	(0.70)	(0.79)	13.77	(2.44%	)	40,690	1.39%		N/A	0.54%
9/30/14	13.82	0.07	1.24	1.31	(0.09)	(0.12)	(0.21)	14.92	9.54%		46,399	1.43%		1.41%	0.48%
9/30/13	11.06	0.09	2.76	2.85	(0.09)	-	(0.09)	13.82	25.94%		48,500	1.48%		1.43%	0.72%
Class R4
3/31/18[r]	$16.13	$(0.02)	$1.14	$1.12	$(0.10)	$(1.87)	$(1.97)	$15.28	6.89%	[b]	$5,374	1.31%	[a]	N/A	(0.20%	)[a]
9/30/17	13.21	0.03	3.41	3.44	(0.14)	(0.38)	(0.52)	16.13	27.05%		5,560	1.31%		N/A	0.20%
9/30/16	13.74	0.09	0.61	0.70	(0.13)	(1.10)	(1.23)	13.21	5.05%		4,322	1.30%		N/A	0.73%
9/30/15	14.93	0.12	(0.48)	(0.36)	(0.13)	(0.70)	(0.83)	13.74	(2.44%	)	729	1.29%		N/A	0.79%
9/30/14gg	14.70	0.10	0.13	0.23	-	-	-	14.93	1.56%	[b]	102	1.29%	[a]	N/A	1.30%	[a]
Class R3
3/31/18[r]	$16.21	$(0.04)	$1.15	$1.11	$(0.06)	$(1.87)	$(1.93)	$15.39	6.73%	[b]	$10,860	1.56%	[a]	N/A	(0.44%	)[a]
9/30/17	13.27	(0.00)[d]	3.42	3.42	(0.10)	(0.38)	(0.48)	16.21	26.73%		10,696	1.56%		N/A	(0.03%	)
9/30/16	13.79	0.05	0.61	0.66	(0.08)	(1.10)	(1.18)	13.27	4.78%		8,702	1.55%		N/A	0.42%
9/30/15	14.97	0.05	(0.43)	(0.38)	(0.10)	(0.70)	(0.80)	13.79	(2.63%	)	2,905	1.54%		N/A	0.36%
9/30/14	13.86	0.07	1.24	1.31	(0.08)	(0.12)	(0.20)	14.97	9.49%		1,523	1.64%		1.53%	0.48%
9/30/13	11.10	0.08	2.77	2.85	(0.09)	-	(0.09)	13.86	25.81%		1,235	1.78%		1.52%	0.63%

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations				Less distributions to shareholders						Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waiver		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$13.44	$0.02		$0.48	$0.50	$(0.17)	$-	$(0.17)	$13.77	3.74%	[b]	$268,060	0.95%	[a]	0.93%[a]		0.22%	[a]
9/30/17	11.97	0.18		1.61	1.79	(0.15)	(0.17)	(0.32)	13.44	15.60%		246,510	0.96%		0.94%		1.46%
9/30/16	11.55	0.15		0.85	1.00	(0.14)	(0.44)	(0.58)	11.97	8.86%		195,019	0.95%		0.94%		1.30%
9/30/15	14.39	0.18		(0.60)	(0.42)	(0.18)	(2.24)	(2.42)	11.55	(3.02%	)	169,842	0.96%		N/A		1.42%
9/30/14gg	15.47	0.14		(1.22)	(1.08)	-	-	-	14.39	(6.98%	)[b]	64,208	0.96%	[a]	N/A		1.83%	[a]
Class R5
3/31/18[r]	$13.44	$0.01		$0.49	$0.50	$(0.16)	$-	$(0.16)	$13.78	3.70%	[b]	$176,893	1.05%	[a]	1.03%[a]		0.10%	[a]
9/30/17	11.97	0.17		1.61	1.78	(0.14)	(0.17)	(0.31)	13.44	15.47%		195,316	1.06%		1.04%		1.38%
9/30/16	11.54	0.14		0.85	0.99	(0.12)	(0.44)	(0.56)	11.97	8.83%		221,320	1.05%		1.04%		1.18%
9/30/15	14.38	0.13		(0.57)	(0.44)	(0.16)	(2.24)	(2.40)	11.54	(3.17%	)	251,687	1.06%		N/A		1.05%
9/30/14	15.92	0.15		(0.16)	(0.01)	(0.19)	(1.34)	(1.53)	14.38	(0.32%	)	351,818	1.06%		N/A		0.97%
9/30/13	13.20	0.21		3.14	3.35	(0.20)	(0.43)	(0.63)	15.92	26.22%		445,260	1.07%		N/A		1.46%
Service Class
3/31/18[r]	$13.39	$0.00	[d]	$0.50	$0.50	$(0.15)	$-	$(0.15)	$13.74	3.71%	[b]	$23,832	1.15%	[a]	1.13%	[a]	0.03%	[a]
9/30/17	11.93	0.15		1.61	1.76	(0.13)	(0.17)	(0.30)	13.39	15.33%		21,422	1.16%		1.14%		1.25%
9/30/16	11.51	0.13		0.84	0.97	(0.11)	(0.44)	(0.55)	11.93	8.66%		22,510	1.15%		1.14%		1.09%
9/30/15	14.34	0.13		(0.57)	(0.44)	(0.15)	(2.24)	(2.39)	11.51	(3.20%	)	21,741	1.16%		N/A		1.03%
9/30/14	15.90	0.14		(0.17)	(0.03)	(0.19)	(1.34)	(1.53)	14.34	(0.46%	)	23,473	1.12%		N/A		0.88%
9/30/13	13.18	0.20		3.15	3.35	(0.20)	(0.43)	(0.63)	15.90	26.23%		25,987	1.10%		N/A		1.42%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	24%	44%	36%	45%	76%	56%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders							Ratios /Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$13.32	$(0.01)	$0.50	$0.49	$(0.13)	$-	$(0.13)	$13.68	3.65%	[b]	$13,915	1.25%	[a]	1.23%	[a]	(0.13%	)[a]
9/30/17	11.87	0.15	1.58	1.73	(0.11)	(0.17)	(0.28)	13.32	15.19%		17,968	1.26%		1.24%		1.22%
9/30/16	11.45	0.11	0.85	0.96	(0.10)	(0.44)	(0.54)	11.87	8.59%		18,407	1.25%		1.24%		0.97%
9/30/15	14.27	0.12	(0.56)	(0.44)	(0.14)	(2.24)	(2.38)	11.45	(3.28%	)	19,307	1.26%		N/A		0.96%
9/30/14	15.82	0.13	(0.18)	(0.05)	(0.16)	(1.34)	(1.50)	14.27	(0.57%	)	18,339	1.25%		N/A		0.86%
9/30/13	13.13	0.19	3.11	3.30	(0.18)	(0.43)	(0.61)	15.82	25.96%		18,017	1.25%		N/A		1.31%
Class A
3/31/18[r]	$12.93	$(0.02)	$0.48	$0.46	$(0.10)	$-	$(0.10)	$13.29	3.53%	[b]	$37,490	1.50%	[a]	1.48%	[a]	(0.35%	)[a]
9/30/17	11.52	0.10	1.56	1.66	(0.08)	(0.17)	(0.25)	12.93	14.95%		39,746	1.51%		1.49%		0.90%
9/30/16	11.12	0.08	0.83	0.91	(0.07)	(0.44)	(0.51)	11.52	8.34%		42,907	1.50%		1.49%		0.72%
9/30/15	13.94	0.08	(0.56)	(0.48)	(0.10)	(2.24)	(2.34)	11.12	(3.54%	)	47,166	1.51%		N/A		0.65%
9/30/14	15.48	0.09	(0.17)	(0.08)	(0.12)	(1.34)	(1.46)	13.94	(0.77%	)	53,155	1.50%		N/A		0.58%
9/30/13	12.85	0.14	3.06	3.20	(0.14)	(0.43)	(0.57)	15.48	25.70%		56,137	1.50%		N/A		1.04%
Class R4
3/31/18[r]	$12.84	$(0.01)	$0.46	$0.45	$(0.13)	$-	$(0.13)	$13.16	3.51%	[b]	$12,809	1.40%	[a]	1.38%	[a]	(0.21%	)[a]
9/30/17	11.47	0.13	1.53	1.66	(0.12)	(0.17)	(0.29)	12.84	15.10%		10,932	1.41%		1.39%		1.10%
9/30/16	11.11	0.14	0.77	0.91	(0.11)	(0.44)	(0.55)	11.47	8.42%		3,648	1.40%		1.39%		1.28%
9/30/15	13.94	0.09	(0.55)	(0.46)	(0.13)	(2.24)	(2.37)	11.11	(3.46%	)	349	1.41%		N/A		0.73%
9/30/14gg	15.03	0.11	(1.20)	(1.09)	-	-	-	13.94	(7.25%	)[b]	93	1.41%	[a]	N/A		1.47%	[a]
Class R3
3/31/18[r]	$12.79	$(0.03)	$0.47	$0.44	$(0.09)	$-	$(0.09)	$13.14	3.41%	[b]	$8,780	1.65%	[a]	1.63%	[a]	(0.49%	)[a]
9/30/17	11.43	0.09	1.54	1.63	(0.10)	(0.17)	(0.27)	12.79	14.77%		9,045	1.66%		1.64%		0.77%
9/30/16	11.09	0.09	0.80	0.89	(0.11)	(0.44)	(0.55)	11.43	8.24%		3,618	1.65%		1.64%		0.82%
9/30/15	13.93	0.05	(0.54)	(0.49)	(0.11)	(2.24)	(2.35)	11.09	(3.76%	)	524	1.66%		N/A		0.41%
9/30/14gg	15.03	0.09	(1.19)	(1.10)	-	-	-	13.93	(7.32%	)[b]	93	1.66%	[a]	N/A		1.22%	[a]

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
3/31/18[r]	$12.88	$(0.01)	$1.05	$1.04	$(0.17)	$(0.17)	$13.75	8.18%	[b]	$264,820	1.23%	[a]	1.05%	[a]	(0.15%	)[a]
9/30/17	10.79	0.07	2.14	2.21	(0.12)	(0.12)	12.88	20.85%		236,991	1.28%		1.05%		0.65%
9/30/16	9.19	0.07	1.61	1.68	(0.08)	(0.08)	10.79	18.36%		204,626	1.31%		1.05%		0.69%
9/30/15	12.11	0.09	(2.87)	(2.78)	(0.14)	(0.14)	9.19	(23.13%	)	127,823	1.37%		1.05%		0.77%
9/30/14	11.68	0.08	0.50	0.58	(0.15)	(0.15)	12.11	5.01%		140,584	1.34%		1.02%		0.68%
9/30/13	12.03	0.16	(0.41)	(0.25)	(0.10)	(0.10)	11.68	(2.10%	)	115,463	1.23%		0.99%		1.30%
Class R5
3/31/18[r]	$13.05	$(0.02)	$1.08	$1.06	$(0.16)	$(0.16)	$13.95	8.20%	[b]	$4,295	1.33%	[a]	1.15%	[a]	(0.26%	)[a]
9/30/17	10.94	0.06	2.16	2.22	(0.11)	(0.11)	13.05	20.59%		3,887	1.38%		1.15%		0.54%
9/30/16	9.30	0.04	1.65	1.69	(0.05)	(0.05)	10.94	18.22%		3,148	1.41%		1.15%		0.38%
9/30/15	12.24	0.08	(2.89)	(2.81)	(0.13)	(0.13)	9.30	(23.20%	)	7,389	1.47%		1.15%		0.67%
9/30/14	11.81	0.07	0.49	0.56	(0.13)	(0.13)	12.24	4.88%		8,869	1.47%		1.15%		0.55%
9/30/13	12.17	0.15	(0.42)	(0.27)	(0.09)	(0.09)	11.81	(2.29%	)	7,008	1.39%		1.15%		1.22%
Service Class
3/31/18[r]	$12.85	$(0.02)	$1.06	$1.04	$(0.14)	$(0.14)	$13.75	8.12%	[b]	$444	1.43%	[a]	1.25%	[a]	(0.36%	)[a]
9/30/17	10.78	(0.02)	2.19	2.17	(0.10)	(0.10)	12.85	20.41%		434	1.48%		1.25%		(0.20%	)
9/30/16	9.17	0.04	1.63	1.67	(0.06)	(0.06)	10.78	18.27%		8,238	1.51%		1.25%		0.43%
9/30/15	12.09	0.07	(2.87)	(2.80)	(0.12)	(0.12)	9.17	(23.23%	)	7,015	1.57%		1.25%		0.63%
9/30/14	11.66	0.06	0.49	0.55	(0.12)	(0.12)	12.09	4.75%		256	1.57%		1.25%		0.46%
9/30/13	12.01	0.13	(0.40)	(0.27)	(0.08)	(0.08)	11.66	(2.34%	)	206	1.49%		1.25%		1.06%

	Six months ended March 31, 2018[b,r]	Year ended September 30
		2017	2016	2015	2014	2013
Portfolio turnover rate	22%	51%	33%	40%	108%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers and/or MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.
gg	For the period April 1, 2014 (commencement of operations) through September 30, 2014.

The accompanying notes are an integral part of the financial statements.

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Administrative Class
3/31/18[r]	$12.91	$(0.03)	$1.07	$1.04	$(0.14)	$(0.14)	$13.81	8.08%	[b]	$1,634	1.53%	[a]	1.35%	[a]	(0.46%	)[a]
9/30/17	10.84	0.05	2.13	2.18	(0.11)	(0.11)	12.91	20.35%		1,565	1.58%		1.35%		0.41%
9/30/16	9.23	0.04	1.62	1.66	(0.05)	(0.05)	10.84	18.02%		677	1.61%		1.35%		0.42%
9/30/15	12.15	0.06	(2.88)	(2.82)	(0.10)	(0.10)	9.23	(23.32%	)	431	1.67%		1.35%		0.54%
9/30/14	11.72	0.07	0.47	0.54	(0.11)	(0.11)	12.15	4.61%		409	1.68%		1.37%		0.59%
9/30/13	12.09	0.13	(0.43)	(0.30)	(0.07)	(0.07)	11.72	(2.50%	)	98	1.64%		1.40%		1.09%
Class A
3/31/18[r]	$12.88	$(0.05)	$1.06	$1.01	$(0.12)	$(0.12)	$13.77	7.92%	[b]	$162	1.78%	[a]	1.60%	[a]	(0.72%	)[a]
9/30/17	10.74	0.02	2.14	2.16	(0.02)	(0.02)	12.88	20.18%		118	1.83%		1.60%		0.14%
9/30/16	9.13	0.01	1.60	1.61	(0.00)[d]	(0.00)[d]	10.74	17.68%		95	1.86%		1.60%		0.11%
9/30/15	12.04	0.00 [d]	(2.81)	(2.81)	(0.10)	(0.10)	9.13	(23.47%	)	190	1.92%		1.60%		0.02%
9/30/14	11.61	(0.01)	0.51	0.50	(0.07)	(0.07)	12.04	4.36%		470	1.94%		1.62%		(0.05%	)
9/30/13	11.94	0.08	(0.41)	(0.33)	-	-	11.61	(2.76%	)	336	1.89%		1.65%		0.63%
Class R4
3/31/18[r]	$12.76	$(0.04)	$1.06	$1.02	$(0.12)	$(0.12)	$13.66	8.04%	[b]	$1,298	1.68%	[a]	1.50%	[a]	(0.59%	)[a]
9/30/17	10.72	0.03	2.11	2.14	(0.10)	(0.10)	12.76	20.23%		1,019	1.73%		1.50%		0.24%
9/30/16	9.14	0.02	1.61	1.63	(0.05)	(0.05)	10.72	17.87%		599	1.76%		1.50%		0.23%
9/30/15	12.05	0.03	(2.84)	(2.81)	(0.10)	(0.10)	9.14	(23.45%	)	112	1.82%		1.50%		0.27%
9/30/14gg	11.64	0.05	0.36	0.41	-	-	12.05	3.52%	[b]	103	1.82%	[a]	1.50%	[a]	0.76%	[a]
Class R3
3/31/18[r]	$12.73	$(0.06)	$1.05	$0.99	$(0.08)	$(0.08)	$13.64	7.84%	[b]	$892	1.93%	[a]	1.75%	[a]	(0.85%	)[a]
9/30/17	10.70	(0.01)	2.12	2.11	(0.08)	(0.08)	12.73	19.88%		821	1.98%		1.75%		(0.07%	)
9/30/16	9.12	0.00 [d]	1.61	1.61	(0.03)	(0.03)	10.70	17.66%		642	2.01%		1.75%		0.04%
9/30/15	12.03	0.03	(2.86)	(2.83)	(0.08)	(0.08)	9.12	(23.57%	)	184	2.07%		1.75%		0.24%
9/30/14gg	11.64	0.03	0.36	0.39	-	-	12.03	3.35%	[b]	103	2.07%	[a]	1.75%	[a]	0.51%	[a]

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 14 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the

Notes to Financial Statements (Unaudited) (Continued)

settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Notes to Financial Statements (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2 as of March 31, 2018. The Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$286,565,625	$-		$286,565,625
Municipal Obligations	-	154,615	-		154,615
Non-U.S. Government Agency Obligations	-	247,963,698	8,746,949	**	256,710,647
U.S. Government Agency Obligations and Instrumentalities	-	7,729,802	-		7,729,802
U.S. Treasury Obligations	-	20,251,130	-		20,251,130
Purchased Options	-	5,068,690	-		5,068,690
Short-Term Investments	-	60,620,715	-		60,620,715

Total Investments	$-	$628,354,275	$8,746,949		$637,101,224

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund (Continued)
Asset Derivatives
Futures Contracts	$904,435	$-	$-		$904,435

Liability Derivatives
Futures Contracts	$(1,405,505)	$-	$-		$(1,405,505)
Swap Agreements	-	(444,931)	-		(444,931)

Total	$(1,405,505)	$(444,931)	$-		$(1,850,436)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$4,706,178	$-		$4,706,178
Municipal Obligations	-	105,138	-		105,138
Non-U.S. Government Agency Obligations	-	122,590,153	1,674,111	**	124,264,264
U.S. Government Agency Obligations and Instrumentalities	-	3,839,223	-		3,839,223
U.S. Treasury Obligations	-	248,102,798	-		248,102,798
Purchased Options	-	1,568,579	-		1,568,579
Short-Term Investments	-	87,344,847	-		87,344,847

Total Investments	$-	$468,256,916	$1,674,111		$469,931,027

Asset Derivatives
Futures Contracts	$3,747	$-	$-		$3,747
Swap Agreements	-	186,079	-		186,079

Total	$3,747	$186,079	$-		$189,826

Liability Derivatives
Futures Contracts	$(41,757)	$-	$-		$(41,757)
Swap Agreements	-	(403,621)	-		(403,621)

Total	$(41,757)	$(403,621)	$-		$(445,378)

Core Bond Fund
Asset Investments
Preferred Stock	$3,472,300	$-	$-		$3,472,300
Corporate Debt	-	422,914,277	-		422,914,277
Municipal Obligations	-	6,951,122	-		6,951,122
Non-U.S. Government Agency Obligations	-	345,850,558	13,630,011	**	359,480,569
Sovereign Debt Obligations	-	8,824,926	-		8,824,926
U.S. Government Agency Obligations and Instrumentalities	-	287,733,942	-		287,733,942
U.S. Treasury Obligations	-	51,546,952	-		51,546,952
Purchased Options	-	9,412,689	-		9,412,689
Short-Term Investments	-	41,965,820	-		41,965,820

Total Investments	$3,472,300	$1,175,200,286	$13,630,011		$1,192,302,597

Asset Derivatives
Futures Contracts	$1,695,685	$-	$-		$1,695,685

Liability Derivatives
Futures Contracts	$(123,470)	$-	$-		$(123,470)
Swap Agreements	-	(1,138,846)	-		(1,138,846)

Total	$(123,470)	$(1,138,846)	$-		$(1,262,316)

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$807	**	$807
Preferred Stock	267,100	-	-		267,100
Corporate Debt	-	85,527,048	-		85,527,048
Municipal Obligations	-	422,376	-		422,376
Non-U.S. Government Agency Obligations	-	57,423,032	2,426,911	**	59,849,943
Sovereign Debt Obligations	-	1,616,295	-		1,616,295
U.S. Government Agency Obligations and Instrumentalities	-	44,107,853	-		44,107,853
U.S. Treasury Obligations	-	8,091,582	-		8,091,582
Purchased Options	-	2,442,086	-		2,442,086
Warrants	-	-	3,779	**	3,779
Short-Term Investments	-	17,133,013	-		17,133,013

Total Investments	$267,100	$216,763,285	$2,431,497		$219,461,882

Asset Derivatives
Forward Contracts	$-	$83,053	$-		$83,053
Futures Contracts	474,858	-	-		474,858

Total	$474,858	$83,053	$-		$557,911

Liability Derivatives
Forward Contracts	$-	$(59,312)	$-		$(59,312)
Futures Contracts	(135,227)	-	-		(135,227)
Swap Agreements	-	(142,908)	-		(142,908)

Total	$(135,227)	$(202,220)	$-		$(337,447)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$9,899	**	$9,899
Preferred Stock	-	2,011,244	-		2,011,244
Bank Loans (Less Unfunded Loan Commitments)	-	14,891,751	-		14,891,751
Corporate Debt	-	443,865,583	-		443,865,583
Short-Term Investments	-	13,794,535	-		13,794,535
Unfunded Loan Commitments***	-	-	(18,900	)**	(18,900)

Total Investments	$-	$474,563,113	$(9,001)		$474,554,112

Balanced Fund
Asset Investments
Common Stock	$72,222,474	$-	$-		$72,222,474
Preferred Stock	133,550	-	-		133,550
Corporate Debt	-	10,499,845	-		10,499,845
Municipal Obligations	-	217,179	-		217,179
Non-U.S. Government Agency Obligations	-	8,956,318	95,486	**	9,051,804
Sovereign Debt Obligations	-	234,867	-		234,867
U.S. Government Agency Obligations and Instrumentalities	-	7,281,829	-		7,281,829
U.S. Treasury Obligations	-	1,097,354	-		1,097,354
Purchased Options	-	239,534	-		239,534
Rights	-	-	1	**	1
Mutual Funds	10,941,777	-	-		10,941,777
Short-Term Investments	-	1,734,048	-		1,734,048

Total Investments	$83,297,801	$30,260,974	$95,487		$113,654,262

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Balanced Fund (Continued)
Asset Derivatives
Futures Contracts	$52,254	$-		$-		$52,254

Liability Derivatives
Futures Contracts	$(21,783)	$-		$-		$(21,783)
Swap Agreements	-	(30,939)		-		(30,939)

Total	$(21,783)	$(30,939)		$-		$(52,722)

Disciplined Value Fund
Asset Investments
Common Stock	$201,714,483	$-		$-		$201,714,483
Rights	-	-		3	**	3
Mutual Funds	9,085,530	-		-		9,085,530
Short-Term Investments	-	3,083,206		-		3,083,206

Total Investments	$210,800,013	$3,083,206		$3		$213,883,222

Main Street Fund
Asset Investments
Common Stock	$124,421,629	$2,169,400	*	$-		$126,591,029
Short-Term Investments	-	3,260,666		-		3,260,666

Total Investments	$124,421,629	$5,430,066		$-		$129,851,695

Small Cap Opportunities Fund
Asset Investments
Common Stock	$209,818,251	$855,673	*	$-		$210,673,924
Mutual Funds	11,863,307	-		-		11,863,307
Short-Term Investments	-	3,085,645		-		3,085,645

Total Investments	$221,681,558	$3,941,318		$-		$225,622,876

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$7,401,004	$-		$-		$7,401,004
Denmark	-	2,131,719		-		2,131,719
France	-	20,132,934		-		20,132,934
Germany	-	22,867,493		-		22,867,493
India	2,431,715	6,019,533		-		8,451,248
Italy	-	957,491		-		957,491
Japan	-	49,237,876		-		49,237,876
Netherlands	-	10,691,020		-		10,691,020
Spain	-	9,540,411		-		9,540,411
Sweden	-	3,982,297		-		3,982,297
Switzerland	-	9,513,075		-		9,513,075
United Kingdom	2,586,716	17,753,725		-		20,340,441
United States	146,597,428	-		-		146,597,428
Preferred Stock*
Germany	-	5,765,653		-		5,765,653
India	52,998	-		-		52,998
Mutual Funds	8,385,423	-		-		8,385,423
Short-Term Investments	-	24,857		-		24,857

Total Investments	$167,455,284	$158,618,084		$-		$326,073,368

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$6,986,321	$-	$6,986,321
Austria	-	8,042,186	-	8,042,186
Brazil	1,831,201	-	-	1,831,201
Canada	23,127,599	-	-	23,127,599
Cayman Islands	8,116,849	4,669,884	-	12,786,733
Denmark	-	23,916,168	-	23,916,168
Finland	-	7,339,702	-	7,339,702
France	-	73,149,163	-	73,149,163
Germany	1,250,706	66,469,233	-	67,719,939
India	7,043,786	7,814,201	-	14,857,987
Ireland	-	3,210,052	-	3,210,052
Japan	-	66,817,302	-	66,817,302
Luxembourg	-	4,640,297	-	4,640,297
Netherlands	-	44,225,386	-	44,225,386
Panama	8,614,589	-	-	8,614,589
South Africa	-	4,830,124	-	4,830,124
Spain	-	25,787,190	-	25,787,190
Sweden	-	12,523,320	-	12,523,320
Switzerland	-	50,384,010	-	50,384,010
Thailand	6,881,541	-	-	6,881,541
United Kingdom	-	68,891,841	-	68,891,841
Preferred Stock
India	60,425	-	-	60,425
Mutual Funds	23,204,941	-	-	23,204,941

Total Investments	$80,131,637	$479,696,380	$-	$559,828,017

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$3,226,239	$3,543,969	$-	$6,770,208
Brazil	12,643,639	-	-	12,643,639
Cayman Islands	28,208,313	15,966,384	-	44,174,697
Chile	673,385	-	-	673,385
China	-	16,695,980	-	16,695,980
Colombia	1,549,483	1,149,088	-	2,698,571
Egypt	-	1,275,599	-	1,275,599
France	-	13,366,435	-	13,366,435
Hong Kong	-	7,549,462	-	7,549,462
India	-	32,333,425	-	32,333,425
Indonesia	-	4,540,895	-	4,540,895
Italy	-	3,306,949	-	3,306,949
Malaysia	-	2,160,086	-	2,160,086
Mexico	1,775,570	11,483,332	-	13,258,902
Netherlands	1,372,071	223,495	-	1,595,566
Nigeria	-	278,073	-	278,073
Philippines	-	9,605,103	-	9,605,103
Portugal	-	477,134	-	477,134
Republic of Korea	-	22,601,568	-	22,601,568

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Russia	$-	$18,635,610	$-	$18,635,610
South Africa	-	7,920,247	-	7,920,247
Spain	-	499,594	-	499,594
Taiwan	-	17,051,545	-	17,051,545
Turkey	-	2,862,114	-	2,862,114
United Arab Emirates	-	4,749,515	-	4,749,515
United Kingdom	-	9,732,499	-	9,732,499
United States	1,749,367	-	-	1,749,367
Preferred Stock
Brazil	3,525,071	-	-	3,525,071
India	56,684	-	-	56,684
Mutual Funds	7,641,521	-	-	7,641,521
Rights	-	732,301	-	732,301
Short-Term Investments	-	11,665,509	-	11,665,509

Total Investments	$62,421,343	$220,405,911	$-	$282,827,254

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2018 is not presented.
***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The following tables show Fund(s) with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2018.

Statements of Assets and Liabilities location:	Short-Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond	High Yield Fund	Balanced Fund
Receivables from:
Investments sold on a when-issued basis						X
Collateral pledged for reverse repurchase agreements		X
Payables from:
Reverse repurchase agreements		X
Collateral held for reverse repurchase agreements		X
Collateral held for open purchased options	X	X	X	X		X
Investments purchased on a when-issued basis			X	X	X	X
Foreign Currency overdraft		X	X
Due to custodian	X		X			X

Statements of Assets and Liabilities location:	Disciplined Value Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Strategic Emerging Markets Fund
Receivables from:
Collateral on closed futures contracts	X
Payables from:
Foreign currency overdraft				X
Securities on loan		X	X	X	X
Due to custodian					X

Notes to Financial Statements (Unaudited) (Continued)

The Funds, with the exception of the Strategic Emerging Markets Fund, had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2018. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs
Strategic Emerging Markets Fund	$269,060	$18,357,639	$(18,357,639)	$(269,060)

*	Transfers occurred between Level 1 and Level 2 as inputs were more/less observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Disciplined Value Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				M
Intention to Create Investment Leverage in Portfolio				M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A	M
Substitution for Direct Investment	A	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A
Asset/Liability Management		A
Substitution for Direct Investment		A
Intention to Create Investment Leverage in Portfolio		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		A
Substitution for Direct Investment		A
Intention to Create Investment Leverage in Portfolio		M

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund	Disciplined Value Fund

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Options (Purchased)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2018, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$5,068,690	$5,068,690
Futures Contracts^^	-	-	-	904,435	904,435

Total Value	$-	$-	$-	$5,973,125	$5,973,125

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(1,405,505)	$(1,405,505)
Swap Agreements^	(444,931)	-	-	-	(444,931)

Total Value	$(444,931)	$-	$-	$(1,405,505)	$(1,850,436)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$(116,891)	$(116,891)
Futures Contracts	-	-	-	2,480,175	2,480,175
Swap Agreements	(9,620)	-	-	-	(9,620)

Total Realized Gain (Loss)	$(9,620)	$-	$-	$2,363,284	$2,353,664

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(99,854)	$(99,854)
Futures Contracts	-	-	-	(1,095,486)	(1,095,486)
Swap Agreements	51,373	-	-	-	51,373

Total Change in Appreciation (Depreciation)	$51,373	$-	$-	$(1,195,340)	$(1,143,967)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$1,568,579	$1,568,579
Futures Contracts^^	-	-	-	3,747	3,747
Swap Agreements*	-	-	-	186,079	186,079

Total Value	$-	$-	$-	$1,758,405	$1,758,405

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(41,757)	$(41,757)
Swap Agreements^	(402,206)	-	-	(1,415)	(403,621)

Total Value	$(402,206)	$-	$-	$(43,172)	$(445,378)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$(50,690)	$(50,690)
Futures Contracts	-	-	-	139,533	139,533
Swap Agreements	37,038	-	-	293,497	330,535

Total Realized Gain (Loss)	$37,038	$-	$-	$382,340	$419,378

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(28,863)	$(28,863)
Futures Contracts	-	-	-	(34,649)	(34,649)
Swap Agreements	14,774	-	-	(6,185)	8,589

Total Change in Appreciation (Depreciation)	$14,774	$-	$-	$(69,697)	$(54,923)

Core Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$9,412,689	$9,412,689
Futures Contracts^^	-	-	-	1,695,685	1,695,685

Total Value	$-	$-	$-	$11,108,374	$11,108,374

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(123,470)	$(123,470)
Swap Agreements^	(1,138,846)	-	-	-	(1,138,846)

Total Value	$(1,138,846)	$-	$-	$(123,470)	$(1,262,316)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$(233,575)	$(233,575)
Futures Contracts	-	-	-	(6,283,750)	(6,283,750)
Swap Agreements	(44,830)	-	-	-	(44,830)

Total Realized Gain (Loss)	$(44,830)	$-	$-	$(6,517,325)	$(6,562,155)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(182,056)	$(182,056)
Futures Contracts	-	-	-	2,924,397	2,924,397
Swap Agreements	145,485	-	-	-	145,485

Total Change in Appreciation (Depreciation)	$145,485	$-	$-	$2,742,341	$2,887,826

Diversified Bond Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$2,442,086	$2,442,086
Forward Contracts*	-	-	83,053	-	83,053
Futures Contracts^^	-	-	-	474,858	474,858

Total Value	$-	$-	$83,053	$2,916,944	$2,999,997

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund (Continued)
Liability Derivatives
Forward Contracts^	$-	$-	$(59,312)	$-	$(59,312)
Futures Contracts^^	-	-	-	(135,227)	(135,227)
Swap Agreements^	(142,908)	-	-	-	(142,908)

Total Value	$(142,908)	$-	$(59,312)	$(135,227)	$(337,447)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$(77,860)	$(77,860)
Forward Contracts	-	-	15,215	-	15,215
Futures Contracts	-	-	-	(930,172)	(930,172)
Swap Agreements	(14,405)	-	-	(176)	(14,581)

Total Realized Gain (Loss)	$(14,405)	$-	$15,215	$(1,008,208)	$(1,007,398)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(42,794)	$(42,794)
Forward Contracts	-	-	33,804	-	33,804
Futures Contracts	-	-	-	544,767	544,767
Swap Agreements	24,373	-	-	-	24,373

Total Change in Appreciation (Depreciation)	$24,373	$-	$33,804	$501,973	$560,150

Balanced Fund
Asset Derivatives
Purchased Options*	$-	$-	$-	$239,534	$239,534
Futures Contracts^^	-	-	-	52,254	52,254

Total Value	$-	$-	$-	$291,788	$291,788

Liability Derivatives
Futures Contracts^^	$-	$(17,573)	$-	$(4,210)	$(21,783)
Swap Agreements^	(30,939)	-	-	-	(30,939)

Total Value	$(30,939)	$(17,573)	$-	$(4,210)	$(52,722)

Realized Gain (Loss)#
Purchased Options	$-	$-	$-	$(5,670)	$(5,670)
Futures Contracts	-	61,220	-	(210,892)	(149,672)
Swap Agreements	(1,105)	-	-	-	(1,105)

Total Realized Gain (Loss)	$(1,105)	$61,220	$-	$(216,562)	$(156,447)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$-	$-	$(4,662)	$(4,662)
Futures Contracts	-	(27,982)	-	90,714	62,732
Swap Agreements	3,874	-	-	-	3,874

Total Change in Appreciation (Depreciation)	$3,874	$(27,982)	$-	$86,052	$61,944

Disciplined Value Fund
Realized Gain (Loss)#
Futures Contracts	$-	$70,226	$-	$-	$70,226

Total Realized Gain (Loss)	$-	$70,226	$-	$-	$70,226

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, or open swap agreements, at value, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, or swap agreements, as applicable.

For the period ended March 31, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Short-Duration Bond Fund	3,281	$-	$5,173,333	$66,896,667
Inflation-Protected and Income Fund	57	-	41,716,667	22,180,000
Core Bond Fund	1,487	-	14,026,667	125,336,667
Diversified Bond Fund	257	6,594,559	2,103,333	33,236,667
Balanced Fund	63	-	376,667	3,171,667
Disciplined Value Fund	37	-	-	-

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2018.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Fund(s) as of March 31, 2018.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Short-Duration Bond Fund
Barclays Bank PLC	$2,458,681	$-	$(2,458,681)	$-
Credit Suisse International	2,610,009	-	(2,600,000)	10,009

	$5,068,690	$-	$(5,058,681)	$10,009

Inflation-Protected and Income Fund
Bank of America N.A.	$112,155	$(1,415)	$-	$110,740
Barclays Bank PLC	1,028,578	-	(1,028,578)	-
Credit Suisse International	540,001	-	(540,001)	-
JP Morgan Chase Bank N.A.	73,924	(73,924)	-	-

	$1,754,658	$(75,339)	$(1,568,579)	$110,740

Core Bond Fund
Barclays Bank PLC	$4,681,110	$-	$(4,681,110)	$-
Credit Suisse International	4,731,579	-	(4,700,000)	31,579

	$9,412,689	$-	$(9,381,110)	$31,579

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Diversified Bond Fund
Bank of America N.A.	$8,927	$(8,927)	$-	$-
Barclays Bank PLC	1,197,035	-	(1,197,035)	-
BNP Paribas SA	828	(828)	-	-
Credit Suisse International	1,250,630	-	(1,250,630)	-
Goldman Sachs International	15,209	(15,209)	-	-
JP Morgan Chase Bank N.A	52,510	(24,782)	-	27,728

	$2,525,139	$(49,746)	$(2,447,665)	$27,728

Balanced Fund
Barclays Bank PLC	$117,189	$-	$(117,189)	$-
Credit Suisse International	122,345	-	(122,345)	-

	$239,534	$-	$(239,534)	$-

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Fund(s) as of March 31, 2018.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Short-Duration Bond Fund
Goldman Sachs International	$(444,931)	$-	$277,507	$(167,424)

Inflation-Protected and Income Fund
Bank of America N.A.	$(1,415)	$1,415	$-	$-
Goldman Sachs International	(325,595)	-	258,382	(67,213)
JP Morgan Chase Bank N.A.	(76,611)	73,924	-	(2,687)

	$(403,621)	$75,339	$258,382	$(69,900)

Core Bond Fund
Goldman Sachs International	$(1,138,846)	$-	-	$(1,138,846)

Diversified Bond Fund
Bank of America N.A.	$(13,829)	$8,927	$-	$(4,902)
BNP Paribas SA	(3,123)	828	-	(2,295)
Goldman Sachs International	(160,486)	15,209	-	(145,277)
JP Morgan Chase Bank N.A	(24,782)	24,782	-	-

	$(202,220)	$49,746	$-	$(152,474)

Balanced Fund
Goldman Sachs International	$(30,939)	$-	$-	$(30,939)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Notes to Financial Statements (Unaudited) (Continued)

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended March 31, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Financial Statements (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement.: In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Notes to Financial Statements (Unaudited) (Continued)

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Notes to Financial Statements (Unaudited) (Continued)

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal,

Notes to Financial Statements (Unaudited) (Continued)

interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The High Yield Fund entered into certain loan agreements which are unfunded. The High Yield Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the High Yield Fund’s Portfolio of Investments. At March 31, 2018, the High Yield Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received

Notes to Financial Statements (Unaudited) (Continued)

by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The following table is a summary of the Fund(s) open reverse repurchase transactions which are subject to an MRA on a net basis at March 31, 2018:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral*	Cash Collateral Pledged*	Net Amount
Inflation-Protected and Income Fund
BNP Paribas	$(27,018,750)	$27,018,750	$-	$-
Daiwa Securities	(33,921,875)	33,921,875	-	-
Goldman Sachs & Co.	(33,460,855)	33,460,855	-	-
HSBC Finance Corp.	(67,487,188)	67,487,188	-	-
Morgan Stanley	(30,358,125)	30,358,125	-	-

	$(192,246,793)	$192,246,793	$-	$-

*	Collateral with a value of $197,974,142 has been pledged in connection with open reverse repurchase transactions. Excess collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Reverse repurchase transactions outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

At March 31, 2018, the average balance outstanding for open reverse repurchase agreements for the Fund was $199,215,495. The maximum balance outstanding for the Fund was $212,694,567 during the period ended March 31, 2018. The weighted average maturity was 45 days, at a weighted average interest rate of 1.510%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

The type of underlying collateral and the remaining maturity of open reverse repurchase transactions in relation to the reverse repurchase agreements on the Statements of Assets and Liabilities is as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Inflation-Protected and Income Fund
U.S. Treasury Obligations	$-	$93,887,500	$98,359,293	$-	$192,246,793

Total Borrowings	$-	$93,887,500	$98,359,293	$-	$192,246,793

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of

Notes to Financial Statements (Unaudited) (Continued)

these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the Agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at March 31, 2018.

Notes to Financial Statements (Unaudited) (Continued)

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. For the period ended March 31, 2018, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Main Street Fund	$4,600	$881	$3,719
Small Cap Opportunities Fund	199,613	33,377	166,236
Global Fund	25,168	4,077	21,091
International Equity Fund	22,407	3,583	18,824
Strategic Emerging Markets Fund	23,339	3,807	19,532

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities.

Notes to Financial Statements (Unaudited) (Continued)

Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and
0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and
0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and
0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion;
0.33% on the next $500 million; and
0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and
0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and
0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and
0.43% on any excess over $300 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
Disciplined Value Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and
0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and
0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and
0.53% on any excess over $300 million
Global Fund	0.75% on the first $400 million; and
0.70% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and
0.75% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and
0.95% on any excess over $350 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% of the first $50 million;
0.21% of the next $50 million; and
0.20% of any excess over $100 million
Disciplined Value Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million
Disciplined Growth Fund*	0.25% of the first $50 million;
0.21% of the next $50 million;
0.17% of the next $650 million; and
0.14% of any excess over $750 million

*	Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the NYSE on each day that the NYSE is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MML Advisers or its affiliates, including other funds registered under the 1940 Act, for which Barings provides investment advisory services, as agreed upon from time to time by MML Advisers and Barings, determined at the close of the NYSE on each day that the NYSE is open for trading.

MML Advisers has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of the Global Fund. This agreement provides that OFI manage the investment and reinvestment of the assets of the Global Fund.

Notes to Financial Statements (Unaudited) (Continued)

OFI receives a subadvisory fee from MML Advisers, based upon the Global Fund’s average daily net assets, at the following annual rate:

Global Fund	0.40% of the first $100 million;
0.35% of the next $250 million; and
0.30% of any excess over $350 million

MML Advisers has entered into investment subadvisory agreements with OFI Global Institutional, Inc. (“OFI Global Institutional”), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Global Institutional manage the investment and reinvestment of the assets of these Funds. OFI Global Institutional receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Main Street Fund	0.30%
Small Cap Opportunities Fund	0.40% of the first $1 billion; and
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $50 million;
0.45% of the next $150 million;
0.40% of the next $250 million; and
0.35% of any excess over $450 million
Strategic Emerging Markets Fund	0.70%

The Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Inflation-Protected and Income Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Core Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Diversified Bond Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
High Yield Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Balanced Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Value Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Main Street Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Disciplined Growth Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Small Cap Opportunities Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Global Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
International Equity Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%
Strategic Emerging Markets Fund	None	0.10%	0.15%	0.15%	0.15%	0.20%	0.20%

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class A shares and Class R4 shares of each Fund pay an annual fee of 0.25% of the average daily net assets of the class; and Class R3 shares of each Fund pay an annual fee of 0.50% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Effective April 1, 2014, the Trust entered into a separate Supplemental Shareholder Services Agreement with MassMutual, on behalf of Service Class shares, Administrative Class shares, and Class A shares of each Fund. Fees payable under the Supplemental Shareholder Services Agreement are intended to compensate MassMutual for its provision of shareholder services to the Funds’ investors and are calculated and paid based on the average daily net assets attributable to the relevant share classes of the Funds separately, at the following annual rates: 0.05% for Service Class shares, and 0.15% for Administrative Class shares and Class A shares. MassMutual may pay these fees to other intermediaries for providing shareholder services to the Funds’ investors.

Expense Caps and Waivers

MML Advisers contractually agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund Fees and Expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2019 based upon the average daily net assets of the applicable class of shares for the Funds, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Diversified Bond Fund	0.52%	0.62%	0.72%	0.82%	1.07%	0.97%	1.22%
High Yield Fund	0.55%	0.65%	0.75%	0.85%	1.10%	1.00%	1.25%
Balanced Fund	0.60%	0.70%	0.80%	0.90%	1.15%	1.05%	1.30%
Strategic Emerging Markets Fund	1.05%	1.15%	1.25%	1.35%	1.60%	1.50%	1.75%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.

For the Inflation-Protected and Income Fund, MML Advisers has agreed to voluntarily waive .03% of its management fees through January 31, 2019. MML Advisers may amend or discontinue this waiver at any time without advance notice.

For the International Equity Fund, MML Advisers has agreed to voluntarily waive ..02% of its management fees through January 31, 2019. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2018:

Total % Ownership by Related Party
U.S. Government Money Market Fund	52.0%
Short-Duration Bond Fund	90.6%
Inflation-Protected and Income Fund	82.8%
Core Bond Fund	77.7%
Diversified Bond Fund	57.9%
High Yield Fund	65.9%
Balanced Fund	74.5%
Disciplined Value Fund	84.9%
Main Street Fund	89.3%
Disciplined Growth Fund	75.6%
Small Cap Opportunities Fund	71.0%
Global Fund	83.9%
International Equity Fund	89.2%
Strategic Emerging Markets Fund	99.0%

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments for the period ended March 31, 2018, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	12,644,640	178,789,083	7,547,132	91,145,539
Inflation-Protected and Income Fund	55,044,221	82,154,240	57,872,558	40,534,037
Core Bond Fund	885,538,568	214,124,460	934,417,533	185,728,372
Diversified Bond Fund	150,392,747	41,157,165	149,644,780	29,716,960
High Yield Fund	-	94,102,068	-	71,553,899
Balanced Fund	23,254,942	29,917,223	24,903,640	36,246,727
Disciplined Value Fund	-	85,868,019	-	84,924,656
Main Street Fund	-	34,801,199	-	42,333,869
Disciplined Growth Fund	-	116,743,344	-	150,426,522
Small Cap Opportunities Fund	-	64,963,394	-	61,779,087
Global Fund	-	68,293,196	-	95,416,179
International Equity Fund	-	134,962,582	-	149,563,370
Strategic Emerging Markets Fund	-	60,373,291	-	55,358,551

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These policies have been designed to ensure that cross-trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross-trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

Fund	Purchases	Sales
Main Street Fund	$24,020.00	$149,418.50
Small Cap Opportunities Fund	1,377,729.06	-
Global Fund	220,634.10	139,072.50
International Equity Fund	492,185.84	-
Strategic Emerging Markets Fund	-	219,234.69

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Class R5
Sold	927,973,875	$927,973,875	1,667,017,896	$1,667,017,896
Issued as reinvestment of dividends	1,578,992	1,578,992	789,917	789,917
Redeemed	(968,981,906)	(968,981,906)	(1,650,225,631)	(1,650,225,631)

Net increase (decrease)	(39,429,039)	$(39,429,039)	17,582,182	$17,582,182

Short-Duration Bond Fund Class I
Sold	6,248,179	$64,098,633	24,677,044	$254,122,849
Issued as reinvestment of dividends	743,720	7,548,756	505,892	5,124,688
Redeemed	(6,329,534)	(64,935,092)	(12,349,609)	(127,048,487)

Net increase (decrease)	662,365	$6,712,297	12,833,327	$132,199,050

Short-Duration Bond Fund Class R5
Sold	1,943,099	$19,997,920	4,494,152	$46,232,992
Issued as reinvestment of dividends	351,454	3,581,314	450,451	4,576,584
Redeemed	(3,087,110)	(31,878,609)	(9,191,175)	(94,491,761)

Net increase (decrease)	(792,557)	$(8,299,375)	(4,246,572)	$(43,682,185)

Short-Duration Bond Fund Service Class
Sold	1,472,688	$15,085,768	5,101,752	$52,345,346
Issued as reinvestment of dividends	177,885	1,800,199	110,782	1,118,894
Redeemed	(1,390,281)	(14,277,600)	(3,260,281)	(33,263,434)

Net increase (decrease)	260,292	$2,608,367	1,952,253	$20,200,806

Short-Duration Bond Fund Administrative Class
Sold	563,345	$5,739,710	1,009,028	$10,319,430
Issued as reinvestment of dividends	66,929	675,313	64,201	646,507
Redeemed	(380,289)	(3,878,412)	(1,475,833)	(15,110,628)

Net increase (decrease)	249,985	$2,536,611	(402,604)	$(4,144,691)

Short-Duration Bond Fund Class A
Sold	1,048,371	$10,653,804	1,569,035	$15,960,892
Issued as reinvestment of dividends	113,654	1,139,950	156,533	1,566,893
Redeemed	(508,540)	(5,145,183)	(5,314,558)	(53,780,849)

Net increase (decrease)	653,485	$6,648,571	(3,588,990)	$(36,253,064)

Short-Duration Bond Fund Class R4
Sold	125,095	$1,279,501	607,838	$6,207,024
Issued as reinvestment of dividends	29,151	295,883	19,006	192,528
Redeemed	(145,339)	(1,483,643)	(216,955)	(2,229,173)

Net increase (decrease)	8,907	$91,741	409,889	$4,170,379

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class R3
Sold	128,148	$1,298,390	475,044	$4,848,762
Issued as reinvestment of dividends	12,632	127,705	7,426	74,927
Redeemed	(62,815)	(640,211)	(187,965)	(1,932,694)

Net increase (decrease)	77,965	$785,884	294,505	$2,990,995

Inflation-Protected and Income Fund Class I
Sold	2,309,613	$23,840,446	4,174,785	$43,720,647
Issued as reinvestment of dividends	285,844	2,927,040	327,422	3,303,684
Redeemed	(904,626)	(9,343,941)	(6,464,706)	(67,423,253)

Net increase (decrease)	1,690,831	$17,423,545	(1,962,499)	$(20,398,922)

Inflation-Protected and Income Fund Class R5
Sold	878,094	$9,019,761	1,859,926	$19,503,721
Issued as reinvestment of dividends	158,962	1,630,948	169,906	1,716,053
Redeemed	(649,422)	(6,709,091)	(2,334,640)	(24,234,058)

Net increase (decrease)	387,634	$3,941,618	(304,808)	$(3,014,284)

Inflation-Protected and Income Fund Service Class
Sold	502,335	$5,143,259	1,091,632	$11,393,848
Issued as reinvestment of dividends	133,520	1,365,911	167,350	1,685,214
Redeemed	(1,248,396)	(12,934,956)	(2,326,226)	(24,138,930)

Net increase (decrease)	(612,541)	$(6,425,786)	(1,067,244)	$(11,059,868)

Inflation-Protected and Income Fund Administrative Class
Sold	167,674	$1,735,365	615,865	$6,479,434
Issued as reinvestment of dividends	35,074	362,670	37,333	380,046
Redeemed	(252,384)	(2,611,981)	(600,076)	(6,271,377)

Net increase (decrease)	(49,636)	$(513,946)	53,122	$588,103

Inflation-Protected and Income Fund Class A
Sold	162,154	$1,641,404	350,072	$3,601,819
Issued as reinvestment of dividends	49,070	495,608	48,160	479,192
Redeemed	(223,787)	(2,281,958)	(453,751)	(4,668,324)

Net increase (decrease)	(12,563)	$(144,946)	(55,519)	$(587,313)

Inflation-Protected and Income Fund Class R4
Sold	140,616	$1,427,223	417,215	$4,259,457
Issued as reinvestment of dividends	15,735	157,975	14,213	140,571
Redeemed	(174,113)	(1,762,667)	(328,355)	(3,359,503)

Net increase (decrease)	(17,762)	$(177,469)	103,073	$1,040,525

Inflation-Protected and Income Fund Class R3
Sold	141,864	$1,422,516	268,065	$2,745,586
Issued as reinvestment of dividends	11,166	112,214	7,169	71,044
Redeemed	(87,683)	(879,063)	(80,830)	(829,942)

Net increase (decrease)	65,347	$655,667	194,404	$1,986,688

Core Bond Fund Class I
Sold	4,461,427	$48,136,363	17,235,560	$185,829,287
Issued as reinvestment of dividends	1,514,765	16,298,876	1,386,692	14,601,868
Redeemed	(3,681,650)	(40,010,682)	(13,640,947)	(149,407,885)

Net increase (decrease)	2,294,542	$24,424,557	4,981,305	$51,023,270

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Core Bond Fund Class R5
Sold	1,481,041	$16,076,237	4,806,352	$52,575,651
Issued as reinvestment of dividends	929,861	10,042,498	1,194,390	12,612,757
Redeemed	(5,082,480)	(55,189,475)	(9,818,043)	(106,423,536)

Net increase (decrease)	(2,671,578)	$(29,070,740)	(3,817,301)	$(41,235,128)

Core Bond Fund Service Class
Sold	607,972	$6,514,837	3,488,190	$37,533,577
Issued as reinvestment of dividends	265,104	2,847,221	226,784	2,383,497
Redeemed	(896,647)	(9,637,069)	(2,737,161)	(29,923,643)

Net increase (decrease)	(23,571)	$(275,011)	977,813	$9,993,431

Core Bond Fund Administrative Class
Sold	538,968	$5,780,865	1,569,916	$16,977,562
Issued as reinvestment of dividends	184,551	1,969,162	246,023	2,568,484
Redeemed	(1,114,126)	(11,885,939)	(2,927,929)	(31,632,962)

Net increase (decrease)	(390,607)	$(4,135,912)	(1,111,990)	$(12,086,916)

Core Bond Fund Class A
Sold	864,146	$9,152,135	1,385,830	$14,736,023
Issued as reinvestment of dividends	256,523	2,716,576	345,543	3,579,825
Redeemed	(1,145,640)	(12,235,716)	(4,765,211)	(51,273,098)

Net increase (decrease)	(24,971)	$(367,005)	(3,033,838)	$(32,957,250)

Core Bond Fund Class R4
Sold	493,414	$5,247,307	530,280	$5,663,731
Issued as reinvestment of dividends	42,930	452,049	45,799	472,193
Redeemed	(114,133)	(1,210,565)	(556,380)	(5,876,040)

Net increase (decrease)	422,211	$4,488,791	19,699	$259,884

Core Bond Fund Class R3
Sold	11,780	$126,897	28,304	$308,926
Issued as reinvestment of dividends	1,146	12,415	1,999	21,128
Redeemed	(26,719)	(293,348)	(24,845)	(269,681)

Net increase (decrease)	(13,793)	$(154,036)	5,458	$60,373

Diversified Bond Fund Class I
Sold	945,532	$10,096,889	1,030,426	$11,005,092
Issued as reinvestment of dividends	78,951	843,981	49,002	510,116
Redeemed	(420,116)	(4,497,606)	(397,627)	(4,246,852)

Net increase (decrease)	604,367	$6,443,264	681,801	$7,268,356

Diversified Bond Fund Class R5
Sold	1,150,888	$11,362,481	2,122,705	$21,119,131
Issued as reinvestment of dividends	279,350	2,762,770	199,436	1,924,560
Redeemed	(493,009)	(4,908,877)	(1,190,612)	(11,910,850)

Net increase (decrease)	937,229	$9,216,374	1,131,529	$11,132,841

Diversified Bond Fund Service Class
Sold	192,913	$1,939,567	352,965	$3,545,581
Issued as reinvestment of dividends	45,439	455,302	41,458	405,459
Redeemed	(368,332)	(3,721,901)	(477,247)	(4,755,673)

Net increase (decrease)	(129,980)	$(1,327,032)	(82,824)	$(804,633)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Diversified Bond Fund Administrative Class
Sold	219,496	$2,201,516	756,534	$7,540,949
Issued as reinvestment of dividends	73,855	738,553	78,468	765,843
Redeemed	(355,739)	(3,552,924)	(1,609,795)	(16,154,410)

Net increase (decrease)	(62,388)	$(612,855)	(774,793)	$(7,847,618)

Diversified Bond Fund Class A
Sold	382,322	$3,822,074	582,548	$5,826,937
Issued as reinvestment of dividends	87,585	874,975	76,188	742,829
Redeemed	(297,534)	(2,983,917)	(942,736)	(9,485,433)

Net increase (decrease)	172,373	$1,713,132	(284,000)	$(2,915,667)

Diversified Bond Fund Class R4
Sold	50,453	$500,166	338,989	$3,397,385
Issued as reinvestment of dividends	14,371	142,412	11,704	113,297
Redeemed	(73,556)	(726,996)	(223,446)	(2,201,287)

Net increase (decrease)	(8,732)	$(84,418)	127,247	$1,309,395

Diversified Bond Fund Class R3
Sold	80,180	$789,755	211,720	$2,101,371
Issued as reinvestment of dividends	10,311	101,773	6,258	60,325
Redeemed	(31,594)	(313,666)	(89,326)	(891,968)

Net increase (decrease)	58,897	$577,862	128,652	$1,269,728

High Yield Fund Class I
Sold	4,567,026	$42,132,802	14,888,726	$136,599,532
Issued as reinvestment of dividends	1,686,569	15,212,849	1,314,336	11,671,304
Redeemed	(3,839,937)	(35,470,163)	(14,739,865)	(137,181,404)

Net increase (decrease)	2,413,658	$21,875,488	1,463,197	$11,089,432

High Yield Fund Class R5
Sold	649,874	$6,009,218	1,811,008	$16,788,321
Issued as reinvestment of dividends	375,174	3,402,827	335,127	2,992,693
Redeemed	(809,395)	(7,461,239)	(1,305,015)	(12,186,382)

Net increase (decrease)	215,653	$1,950,806	841,120	$7,594,632

High Yield Fund Service Class
Sold	341,633	$3,150,257	1,184,290	$11,156,689
Issued as reinvestment of dividends	312,554	2,834,872	359,582	3,214,659
Redeemed	(731,681)	(6,834,200)	(2,823,019)	(26,176,456)

Net increase (decrease)	(77,494)	$(849,071)	(1,279,147)	$(11,805,108)

High Yield Fund Administrative Class
Sold	254,357	$2,315,928	1,023,534	$9,408,366
Issued as reinvestment of dividends	222,144	1,983,745	201,141	1,772,049
Redeemed	(258,480)	(2,347,577)	(916,006)	(8,423,557)

Net increase (decrease)	218,021	$1,952,096	308,669	$2,756,858

High Yield Fund Class A
Sold	284,092	$2,610,318	665,667	$6,096,763
Issued as reinvestment of dividends	186,531	1,665,727	180,100	1,584,880
Redeemed	(522,241)	(4,760,774)	(920,200)	(8,460,894)

Net increase (decrease)	(51,618)	$(484,729)	(74,433)	$(779,251)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
High Yield Fund Class R4
Sold	818,171	$7,363,960	1,717,667	$15,666,668
Issued as reinvestment of dividends	212,480	1,876,196	157,215	1,369,341
Redeemed	(585,654)	(5,282,296)	(642,812)	(5,845,741)

Net increase (decrease)	444,997	$3,957,860	1,232,070	$11,190,268

High Yield Fund Class R3
Sold	993,501	$9,228,439	2,589,978	$24,303,425
Issued as reinvestment of dividends	255,256	2,304,959	97,991	873,103
Redeemed	(380,155)	(3,494,293)	(372,153)	(3,480,994)

Net increase (decrease)	868,602	$8,039,105	2,315,816	$21,695,534

Balanced Fund Class I
Sold	275,003	$3,362,625	715,336	$8,574,640
Issued as reinvestment of dividends	46,488	570,403	4,322	49,009
Redeemed	(140,520)	(1,768,318)	(145,327)	(1,716,774)

Net increase (decrease)	180,971	$2,164,710	574,331	$6,906,875

Balanced Fund Class R5
Sold	225,935	$2,853,594	203,456	$2,375,393
Issued as reinvestment of dividends	266,274	3,267,180	105,598	1,198,538
Redeemed	(712,956)	(9,006,418)	(1,112,626)	(12,994,381)

Net increase (decrease)	(220,747)	$(2,885,644)	(803,572)	$(9,420,450)

Balanced Fund Service Class
Sold	33,217	$439,362	49,915	$608,776
Issued as reinvestment of dividends	36,872	475,648	17,515	208,078
Redeemed	(46,444)	(610,732)	(729,307)	(8,893,485)

Net increase (decrease)	23,645	$304,278	(661,877)	$(8,076,631)

Balanced Fund Administrative Class
Sold	47,440	$593,664	399,431	$4,531,011
Issued as reinvestment of dividends	51,256	631,985	25,361	288,861
Redeemed	(198,015)	(2,472,806)	(533,821)	(6,397,158)

Net increase (decrease)	(99,319)	$(1,247,157)	(109,029)	$(1,577,286)

Balanced Fund Class A
Sold	113,742	$1,391,165	467,692	$5,212,321
Issued as reinvestment of dividends	175,481	2,104,022	59,723	662,927
Redeemed	(311,765)	(3,852,610)	(641,004)	(7,459,838)

Net increase (decrease)	(22,542)	$(357,423)	(113,589)	$(1,584,590)

Balanced Fund Class R4
Sold	28,385	$348,415	30,654	$351,273
Issued as reinvestment of dividends	17,868	212,626	4,732	52,192
Redeemed	(14,231)	(175,732)	(18,933)	(217,119)

Net increase (decrease)	32,022	$385,309	16,453	$186,346

Balanced Fund Class R3
Sold	50,108	$605,510	245,154	$2,715,591
Issued as reinvestment of dividends	42,461	503,587	10,944	120,390
Redeemed	(34,693)	(417,256)	(113,035)	(1,299,768)

Net increase (decrease)	57,876	$691,841	143,063	$1,536,213

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Disciplined Value Fund Class I
Sold	357,374	$6,144,626	2,154,943	$35,739,090
Issued as reinvestment of dividends	587,738	9,680,041	295,221	4,850,482
Redeemed	(696,152)	(11,989,979)	(2,512,339)	(41,316,313)

Net increase (decrease)	248,960	$3,834,688	(62,175)	$(726,741)

Disciplined Value Fund Class R5
Sold	964,221	$15,328,041	1,861,134	$30,682,843
Issued as reinvestment of dividends	328,616	5,425,465	215,526	3,547,566
Redeemed	(264,164)	(4,598,321)	(2,347,548)	(39,571,691)

Net increase (decrease)	1,028,673	$16,155,185	(270,888)	$(5,341,282)

Disciplined Value Fund Service Class
Sold	197,912	$3,262,359	275,439	$4,594,208
Issued as reinvestment of dividends	356,757	5,847,242	196,502	3,212,814
Redeemed	(262,967)	(4,470,177)	(1,712,103)	(27,587,605)

Net increase (decrease)	291,702	$4,639,424	(1,240,162)	$(19,780,583)

Disciplined Value Fund Administrative Class
Sold	28,506	$485,521	102,645	$1,744,764
Issued as reinvestment of dividends	42,903	716,916	22,085	367,502
Redeemed	(17,791)	(305,639)	(148,487)	(2,530,906)

Net increase (decrease)	53,618	$896,798	(23,757)	$(418,640)

Disciplined Value Fund Class A
Sold	67,809	$1,089,445	86,132	$1,439,786
Issued as reinvestment of dividends	62,167	1,011,450	39,100	634,592
Redeemed	(82,803)	(1,419,359)	(259,323)	(4,332,928)

Net increase (decrease)	47,173	$681,536	(134,091)	$(2,258,550)

Disciplined Value Fund Class R4
Sold	64,732	$1,102,522	373,277	$6,174,346
Issued as reinvestment of dividends	70,629	1,140,657	23,471	379,060
Redeemed	(126,888)	(2,164,485)	(72,900)	(1,209,508)

Net increase (decrease)	8,473	$78,694	323,848	$5,343,898

Disciplined Value Fund Class R3
Sold	21,442	$360,624	221,791	$3,745,789
Issued as reinvestment of dividends	27,452	450,486	3,344	54,835
Redeemed	(25,036)	(418,182)	(48,291)	(815,722)

Net increase (decrease)	23,858	$392,928	176,844	$2,984,902

Main Street Fund Class I
Sold	230,189	$2,735,725	757,372	$8,323,648
Issued as reinvestment of dividends	72,068	819,412	5,006	52,559
Redeemed	(95,949)	(1,100,996)	(119,776)	(1,356,853)

Net increase (decrease)	206,308	$2,454,141	642,602	$7,019,354

Main Street Fund Class R5
Sold	171,875	$1,972,356	727,751	$7,774,104
Issued as reinvestment of dividends	510,299	5,802,095	295,483	3,102,575
Redeemed	(892,586)	(10,345,826)	(1,481,980)	(16,377,831)

Net increase (decrease)	(210,412)	$(2,571,375)	(458,746)	$(5,501,152)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Main Street Fund Service Class
Sold	3,140	$37,642	30,034	$331,268
Issued as reinvestment of dividends	7,049	82,970	3,496	37,898
Redeemed	(55,429)	(623,956)	(126,281)	(1,359,573)

Net increase (decrease)	(45,240)	$(503,344)	(92,751)	$(990,407)

Main Street Fund Administrative Class
Sold	211,283	$2,505,681	698,392	$7,690,204
Issued as reinvestment of dividends	211,442	2,404,098	111,956	1,175,533
Redeemed	(359,196)	(4,107,371)	(1,032,777)	(11,574,173)

Net increase (decrease)	63,529	$802,408	(222,429)	$(2,708,436)

Main Street Fund Class A
Sold	99,578	$1,134,003	147,563	$1,571,363
Issued as reinvestment of dividends	88,812	996,464	44,183	458,618
Redeemed	(100,548)	(1,132,088)	(234,045)	(2,541,732)

Net increase (decrease)	87,842	$998,379	(42,299)	$(511,751)

Main Street Fund Class R4
Sold	119,362	$1,315,229	189,535	$2,014,675
Issued as reinvestment of dividends	33,710	375,529	13,853	142,686
Redeemed	(37,946)	(436,973)	(86,426)	(958,461)

Net increase (decrease)	115,126	$1,253,785	116,962	$1,198,900

Main Street Fund Class R3
Sold	62,382	$713,903	60,731	$641,845
Issued as reinvestment of dividends	7,011	78,878	4,373	45,480
Redeemed	(20,618)	(234,129)	(45,646)	(503,657)

Net increase (decrease)	48,775	$558,652	19,458	$183,668

Disciplined Growth Fund Class I
Sold	660,722	$8,652,495	4,066,894	$48,088,326
Issued as reinvestment of dividends	1,111,030	14,032,308	788,308	8,765,987
Redeemed	(1,327,525)	(17,752,710)	(5,411,052)	(64,001,662)

Net increase (decrease)	444,227	$4,932,093	(555,850)	$(7,147,349)

Disciplined Growth Fund Class R5
Sold	1,229,883	$15,880,211	1,855,353	$22,015,055
Issued as reinvestment of dividends	860,197	10,881,489	606,849	6,760,298
Redeemed	(782,140)	(10,258,327)	(2,409,425)	(28,670,247)

Net increase (decrease)	1,307,940	$16,503,373	52,777	$105,106

Disciplined Growth Fund Service Class
Sold	177,709	$2,373,525	558,809	$6,716,424
Issued as reinvestment of dividends	711,031	9,022,986	487,956	5,450,470
Redeemed	(1,150,282)	(14,828,501)	(2,323,747)	(27,439,600)

Net increase (decrease)	(261,542)	$(3,431,990)	(1,276,982)	$(15,272,706)

Disciplined Growth Fund Administrative Class
Sold	156,409	$2,093,592	1,042,038	$12,553,291
Issued as reinvestment of dividends	375,691	4,816,360	261,768	2,952,743
Redeemed	(679,288)	(9,004,643)	(1,417,743)	(17,199,670)

Net increase (decrease)	(147,188)	$(2,094,691)	(113,937)	$(1,693,636)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Disciplined Growth Fund Class A
Sold	125,455	$1,637,595	576,257	$6,887,465
Issued as reinvestment of dividends	344,100	4,301,251	269,268	2,967,338
Redeemed	(446,023)	(5,815,456)	(1,376,390)	(16,557,027)

Net increase (decrease)	23,532	$123,390	(530,865)	$(6,702,224)

Disciplined Growth Fund Class R4
Sold	110,782	$1,428,109	1,088,434	$12,787,698
Issued as reinvestment of dividends	266,987	3,310,635	116,208	1,273,641
Redeemed	(258,497)	(3,326,170)	(343,601)	(4,050,336)

Net increase (decrease)	119,272	$1,412,574	861,041	$10,011,003

Disciplined Growth Fund Class R3
Sold	94,553	$1,212,293	75,235	$881,963
Issued as reinvestment of dividends	43,722	542,147	22,655	248,074
Redeemed	(24,137)	(312,744)	(38,629)	(455,742)

Net increase (decrease)	114,138	$1,441,696	59,261	$674,295

Small Cap Opportunities Fund Class I
Sold	945,405	$14,397,143	759,805	$11,808,262
Issued as reinvestment of dividends	148,718	2,211,437	10,336	151,310
Redeemed	(173,441)	(2,577,280)	(113,369)	(1,721,323)

Net increase (decrease)	920,682	$14,031,300	656,772	$10,238,249

Small Cap Opportunities Fund Class R5
Sold	406,691	$6,042,962	850,759	$12,845,922
Issued as reinvestment of dividends	517,451	7,689,329	153,259	2,240,643
Redeemed	(676,222)	(10,400,255)	(1,490,602)	(22,486,690)

Net increase (decrease)	247,920	$3,332,036	(486,584)	$(7,400,125)

Small Cap Opportunities Fund Service Class
Sold	194,473	$2,859,822	152,497	$2,259,272
Issued as reinvestment of dividends	121,893	1,807,666	33,841	494,080
Redeemed	(63,989)	(956,011)	(252,981)	(3,857,149)

Net increase (decrease)	252,377	$3,711,477	(66,643)	$(1,103,797)

Small Cap Opportunities Fund Administrative Class
Sold	85,073	$1,296,252	429,226	$6,203,116
Issued as reinvestment of dividends	194,189	2,862,351	48,183	700,099
Redeemed	(128,484)	(1,958,082)	(291,707)	(4,331,758)

Net increase (decrease)	150,778	$2,200,521	185,702	$2,571,457

Small Cap Opportunities Fund Class A
Sold	141,214	$2,089,067	603,634	$8,731,191
Issued as reinvestment of dividends	590,410	8,525,518	157,772	2,251,414
Redeemed	(689,673)	(10,325,898)	(1,327,422)	(19,119,515)

Net increase (decrease)	41,951	$288,687	(566,016)	$(8,136,910)

Small Cap Opportunities Fund Class R4
Sold	83,742	$1,232,459	431,601	$6,143,412
Issued as reinvestment of dividends	81,831	1,172,634	15,341	217,381
Redeemed	(108,036)	(1,598,137)	(167,580)	(2,455,190)

Net increase (decrease)	57,537	$806,956	279,362	$3,905,603

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Small Cap Opportunities Fund Class R3
Sold	67,438	$995,990	263,892	$3,807,799
Issued as reinvestment of dividends	77,121	1,100,523	13,841	195,846
Redeemed	(69,981)	(1,039,062)	(121,356)	(1,768,047)

Net increase (decrease)	74,578	$1,057,451	156,377	$2,235,598

Global Fund Class I
Sold	702,737	$11,566,706	1,832,403	$25,204,364
Issued as reinvestment of dividends	293,906	4,605,510	53,182	692,427
Redeemed	(1,052,642)	(16,640,559)	(1,032,531)	(14,680,754)

Net increase (decrease)	(55,999)	$(468,343)	853,054	$11,216,037

Global Fund Class R5
Sold	281,905	$4,650,737	832,995	$12,003,450
Issued as reinvestment of dividends	855,477	13,413,879	368,422	4,800,537
Redeemed	(1,472,846)	(24,454,754)	(3,180,180)	(44,441,104)

Net increase (decrease)	(335,464)	$(6,390,138)	(1,978,763)	$(27,637,117)

Global Fund Service Class
Sold	139,239	$2,280,916	274,224	$3,975,721
Issued as reinvestment of dividends	149,082	2,318,231	71,863	929,195
Redeemed	(100,302)	(1,659,011)	(1,327,391)	(18,847,667)

Net increase (decrease)	188,019	$2,940,136	(981,304)	$(13,942,751)

Global Fund Administrative Class
Sold	346,765	$5,667,395	502,928	$7,454,986
Issued as reinvestment of dividends	775,132	12,154,069	279,904	3,647,145
Redeemed	(938,848)	(15,289,351)	(1,877,751)	(27,195,855)

Net increase (decrease)	183,049	$2,532,113	(1,094,919)	$(16,093,724)

Global Fund Class A
Sold	125,655	$2,056,350	238,601	$3,424,388
Issued as reinvestment of dividends	227,491	3,532,931	81,985	1,059,247
Redeemed	(251,002)	(4,143,058)	(851,258)	(12,162,843)

Net increase (decrease)	102,144	$1,446,223	(530,672)	$(7,679,208)

Global Fund Class R4
Sold	85,517	$1,346,566	101,640	$1,427,466
Issued as reinvestment of dividends	45,283	695,087	14,582	186,644
Redeemed	(123,874)	(1,955,367)	(98,679)	(1,370,086)

Net increase (decrease)	6,926	$86,286	17,543	$244,024

Global Fund Class R3
Sold	98,825	$1,599,174	168,348	$2,466,355
Issued as reinvestment of dividends	81,318	1,257,987	23,360	301,116
Redeemed	(134,255)	(2,101,347)	(187,674)	(2,666,955)

Net increase (decrease)	45,888	$755,814	4,034	$100,516

International Equity Fund Class I
Sold	1,992,203	$27,621,649	6,782,552	$80,313,443
Issued as reinvestment of dividends	235,937	3,222,891	497,781	5,410,882
Redeemed	(1,108,573)	(15,426,706)	(5,226,255)	(61,780,492)

Net increase (decrease)	1,119,567	$15,417,834	2,054,078	$23,943,833

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
International Equity Fund Class R5
Sold	348,901	$4,834,118	942,955	$11,538,780
Issued as reinvestment of dividends	158,504	2,165,164	492,851	5,357,286
Redeemed	(2,204,500)	(30,460,686)	(5,390,129)	(64,774,670)

Net increase (decrease)	(1,697,095)	$(23,461,404)	(3,954,323)	$(47,878,604)

International Equity Fund Service Class
Sold	416,784	$5,867,759	363,069	$4,547,245
Issued as reinvestment of dividends	16,753	228,348	51,122	554,674
Redeemed	(298,142)	(4,224,236)	(701,112)	(8,165,588)

Net increase (decrease)	135,395	$1,871,871	(286,921)	$(3,063,669)

International Equity Fund Administrative Class
Sold	44,325	$609,924	620,329	$7,310,744
Issued as reinvestment of dividends	11,929	161,875	41,455	447,715
Redeemed	(387,574)	(5,426,568)	(863,832)	(10,740,667)

Net increase (decrease)	(331,320)	$(4,654,769)	(202,048)	$(2,982,208)

International Equity Fund Class A
Sold	134,289	$1,808,002	315,344	$3,643,957
Issued as reinvestment of dividends	21,028	277,357	82,618	867,485
Redeemed	(407,065)	(5,416,461)	(1,048,089)	(12,213,022)

Net increase (decrease)	(251,748)	$(3,331,102)	(650,127)	$(7,701,580)

International Equity Fund Class R4
Sold	173,775	$2,294,421	747,613	$8,607,719
Issued as reinvestment of dividends	9,500	124,071	12,775	133,121
Redeemed	(61,564)	(812,210)	(226,836)	(2,651,850)

Net increase (decrease)	121,711	$1,606,282	533,552	$6,088,990

International Equity Fund Class R3
Sold	51,946	$690,709	572,298	$6,343,478
Issued as reinvestment of dividends	4,385	57,228	8,872	92,179
Redeemed	(95,342)	(1,250,853)	(190,477)	(2,190,578)

Net increase (decrease)	(39,011)	$(502,916)	390,693	$4,245,079

Strategic Emerging Markets Fund Class I
Sold	1,972,872	$26,661,634	6,810,089	$76,547,678
Issued as reinvestment of dividends	250,131	3,266,714	204,745	2,039,263
Redeemed	(1,372,334)	(18,783,293)	(7,567,834)	(81,973,266)

Net increase (decrease)	850,669	$11,145,055	(553,000)	$(3,386,325)

Strategic Emerging Markets Fund Class R5
Sold	6,912	$95,243	7,134	$77,714
Issued as reinvestment of dividends	3,686	48,833	3,166	31,977
Redeemed	(512)	(7,188)	(322)	(3,399)

Net increase (decrease)	10,086	$136,888	9,978	$106,292

Strategic Emerging Markets Fund Service Class
Sold	4,272	$58,490	19,761	$215,897
Issued as reinvestment of dividends	355	4,633	7,417	73,865
Redeemed	(6,065)	(85,191)	(757,936)	(7,877,342)

Net increase (decrease)	(1,438)	$(22,068)	(730,758)	$(7,587,580)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2018		Year Ended September 30, 2017

	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Administrative Class
Sold	11,455	$158,335	75,021	$798,642
Issued as reinvestment of dividends	1,197	15,720	1,167	11,682
Redeemed	(15,551)	(212,203)	(17,378)	(202,857)

Net increase (decrease)	(2,899)	$(38,148)	58,810	$607,467

Strategic Emerging Markets Fund Class A
Sold	7,018	$93,202	4,758	$51,823
Issued as reinvestment of dividends	135	1,765	18	183
Redeemed	(4,561)	(63,312)	(4,386)	(49,554)

Net increase (decrease)	2,592	$31,655	390	$2,452

Strategic Emerging Markets Fund Class R4
Sold	17,978	$249,406	46,969	$500,627
Issued as reinvestment of dividends	752	9,767	799	7,912
Redeemed	(3,554)	(48,654)	(23,845)	(264,588)

Net increase (decrease)	15,176	$210,519	23,923	$243,951

Strategic Emerging Markets Fund Class R3
Sold	7,832	$104,977	30,237	$333,180
Issued as reinvestment of dividends	392	5,088	441	4,366
Redeemed	(7,382)	(97,530)	(26,153)	(295,654)

Net increase (decrease)	842	$12,535	4,525	$41,892

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained $110 for the Main Street Fund during the period ended March 31, 2018.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended March 31, 2018, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At March 31, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$641,865,574	$4,233,177	$(8,997,527)	$(4,764,350)
Inflation-Protected and Income Fund	469,137,394	5,027,903	(4,234,270)	793,633
Core Bond Fund	1,198,770,523	13,041,721	(19,509,647)	(6,467,926)
Diversified Bond Fund	220,677,283	2,316,149	(3,531,550)	(1,215,401)
High Yield Fund	485,100,836	9,474,480	(20,021,204)	(10,546,724)
Balanced Fund	102,525,924	13,625,996	(2,497,658)	11,128,338
Disciplined Value Fund	196,629,490	25,528,423	(8,274,691)	17,253,732
Main Street Fund	113,080,344	22,529,900	(5,758,549)	16,771,351
Disciplined Growth Fund	330,266,500	67,212,433	(6,831,179)	60,381,254
Small Cap Opportunities Fund	201,277,437	32,471,834	(8,126,395)	24,345,439
Global Fund	189,556,070	141,690,020	(5,172,722)	136,517,298
International Equity Fund	441,140,435	138,337,264	(19,649,682)	118,687,582
Strategic Emerging Markets Fund	229,618,760	62,600,971	(9,392,477)	53,208,494

Notes to Financial Statements (Unaudited) (Continued)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at March 31, 2018, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2017, for federal income tax purposes, there were no unused capital losses.

At September 30, 2017, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund	$467,734	$12,007,666
Inflation-Protected and Income Fund	-	2,784,449
Core Bond Fund	3,294,058	21,102,958
Diversified Bond Fund	71,798	138,043
High Yield Fund	-	3,569,713
International Equity Fund	645,397	1,497,838
Strategic Emerging Markets Fund	9,295,942	10,290,356

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2017, post-October capital losses:

Post-October Loss
Inflation-Protected and Income Fund	$674,747
Diversified Bond Fund	1,264,724
International Equity Fund	4,407,430

The following Fund(s) elected to defer to the fiscal year beginning October 1, 2017, late year ordinary losses:

Amount
Small Cap Opportunities Fund	$502

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2017, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
U.S. Government Money Market Fund	$789,917	$-	$-
Short-Duration Bond Fund	13,428,282	-	-
Inflation-Protected and Income Fund	7,775,948	-	-
Core Bond Fund	36,239,975	-	-
Diversified Bond Fund	4,522,429	-	-
High Yield Fund	23,480,593	-	-
Balanced Fund	2,442,043	138,085	-
Disciplined Value Fund	6,103,273	6,943,578	-
Main Street Fund	1,643,081	3,375,652	-
Disciplined Growth Fund	9,734,083	18,684,468	-
Small Cap Opportunities Fund	1,759,826	4,491,065	-
Global Fund	3,263,756	8,352,814	-
International Equity Fund	5,913,749	6,949,677	-
Strategic Emerging Markets Fund	2,170,767	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2017:

Amount
Global Fund	$240,362
International Equity Fund	841,617
Strategic Emerging Markets Fund	342,275

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2017, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, swap agreements, premium amortization accruals, passive foreign investment companies, partnership basis adjustments, non-taxable dividends basis adjustments, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$20,882	$-	$(104,415)	$-
Short-Duration Bond Fund	11,145,608	(12,475,400)	(102,606)	154,018
Inflation-Protected and Income Fund	4,761,824	(2,784,449)	(729,721)	(2,407,260)
Core Bond Fund	25,611,347	(24,397,016)	(290,274)	11,551,942
Diversified Bond Fund	4,448,498	(209,841)	(1,299,547)	2,794,884
High Yield Fund	21,741,217	(3,569,713)	(45,471)	8,739,196
Balanced Fund	2,169,239	3,845,572	(32,522)	11,530,158
Disciplined Value Fund	9,552,105	11,140,393	(52,627)	18,396,392
Main Street Fund	1,582,215	7,417,826	(30,620)	24,997,335
Disciplined Growth Fund	20,256,919	19,575,723	(56,811)	49,337,065

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Small Cap Opportunities Fund	$3,953,596	$16,667,010	$(45,126)	$32,625,484
Global Fund	3,246,333	33,076,624	(68,591)	139,815,401
International Equity Fund	6,236,966	(2,143,235)	(4,528,561)	107,881,470
Strategic Emerging Markets Fund	3,352,520	(19,586,298)	(25,058)	38,651,206

The Funds did not have any unrecognized tax benefits at March 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2018, was as follows:

	Beginning Value as of 9/30/17	Purchases	Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain (Loss)	Value as of 3/31/18	Number of Shares Held as of 3/31/18	Dividend Income	Realized Gains Distribution
Global Fund
Oppenheimer Institutional Government Money Market Fund Class E*	$5,490,037	$38,436,757	$(41,556,268)	$-	$-	$2,370,526	2,370,526	$31,056	$-
International Equity Fund
Oppenheimer Institutional Government Money Market Fund Class E*	$14,724,140	$59,671,798	$(67,336,664)	$-	$-	$7,059,274	7,059,274	$76,637	$-

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Management is still evaluating the impact of the Rule; however, the Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments.

Notes to Financial Statements (Unaudited) (Continued)

In November 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s EDGAR database on its website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2018

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2018:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2018.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
U.S. Government Money Market Fund
Class R5	$1,000	0.50%	$1,003.80	$2.47	$1,022.20	$2.49
Short-Duration Bond Fund
Class I	1,000	0.39%	1,001.70	1.92	1,022.70	1.95
Class R5	1,000	0.49%	1,001.50	2.42	1,022.20	2.44
Service Class	1,000	0.59%	1,001.10	2.91	1,021.70	2.94
Administrative Class	1,000	0.69%	1,000.60	3.40	1,021.30	3.44
Class A	1,000	0.94%	1,000.00	4.64	1,020.00	4.68
Class R4	1,000	0.84%	1,000.30	4.14	1,020.50	4.19
Class R3	1,000	1.09%	998.80	5.37	1,019.30	5.43

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class I	$1,000	0.46%	$1,005.40	$2.27	$1,022.40	$2.29
Class R5	1,000	0.56%	1,005.30	2.77	1,021.90	2.79
Service Class	1,000	0.66%	1,005.10	3.26	1,021.40	3.29
Administrative Class	1,000	0.76%	1,004.10	3.76	1,020.90	3.79
Class A	1,000	1.01%	1,002.60	4.99	1,019.70	5.03
Class R4	1,000	0.91%	1,003.10	4.49	1,020.20	4.53
Class R3	1,000	1.16%	1,002.30	5.73	1,018.90	5.77
Core Bond Fund
Class I	1,000	0.42%	993.50	2.06	1,022.60	2.09
Class R5	1,000	0.52%	992.40	2.55	1,022.10	2.59
Service Class	1,000	0.62%	991.60	3.04	1,021.60	3.09
Administrative Class	1,000	0.72%	992.00	3.54	1,021.10	3.59
Class A	1,000	0.97%	990.00	4.76	1,019.90	4.83
Class R4	1,000	0.87%	991.20	4.27	1,020.40	4.33
Class R3	1,000	1.12%	989.70	5.49	1,019.10	5.58
Diversified Bond Fund
Class I	1,000	0.50%	990.80	2.45	1,022.20	2.49
Class R5	1,000	0.60%	991.10	2.95	1,021.70	2.99
Service Class	1,000	0.70%	991.10	3.44	1,021.20	3.49
Administrative Class	1,000	0.80%	989.70	3.92	1,020.70	3.99
Class A	1,000	1.05%	989.30	5.15	1,019.50	5.23
Class R4	1,000	0.95%	989.80	4.66	1,020.00	4.73
Class R3	1,000	1.20%	987.60	5.88	1,018.70	5.97
High Yield Fund
Class I	1,000	0.53%	992.30	2.60	1,022.00	2.64
Class R5	1,000	0.63%	992.40	3.10	1,021.60	3.14
Service Class	1,000	0.73%	991.30	3.58	1,021.10	3.64
Administrative Class	1,000	0.83%	991.40	4.08	1,020.60	4.14
Class A	1,000	1.08%	990.80	5.30	1,019.30	5.38
Class R4	1,000	0.98%	990.20	4.81	1,019.80	4.88
Class R3	1,000	1.23%	989.50	6.03	1,018.60	6.12
Balanced Fund
Class I	1,000	0.60%	1,038.70	3.02	1,021.70	2.99
Class R5	1,000	0.70%	1,037.60	3.52	1,021.20	3.49
Service Class	1,000	0.80%	1,037.50	4.02	1,020.70	3.99
Administrative Class	1,000	0.90%	1,037.40	4.52	1,020.20	4.48
Class A	1,000	1.15%	1,035.30	5.77	1,019.00	5.73
Class R4	1,000	1.05%	1,035.80	5.27	1,019.50	5.23
Class R3	1,000	1.30%	1,034.00	6.52	1,018.20	6.47
Disciplined Value Fund
Class I	1,000	0.57%	1,030.60	2.85	1,021.80	2.84
Class R5	1,000	0.67%	1,030.70	3.35	1,021.40	3.34
Service Class	1,000	0.77%	1,030.50	3.86	1,020.90	3.84
Administrative Class	1,000	0.87%	1,029.70	4.35	1,020.40	4.33
Class A	1,000	1.12%	1,028.40	5.60	1,019.10	5.58
Class R4	1,000	1.02%	1,029.00	5.10	1,019.60	5.08
Class R3	1,000	1.27%	1,027.50	6.35	1,018.40	6.32

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Main Street Fund
Class I	$1,000	0.70%	$988.70	$3.43	$1,021.20	$3.49
Class R5	1,000	0.80%	988.50	3.92	1,020.70	3.99
Service Class	1,000	0.90%	987.80	4.41	1,020.20	4.48
Administrative Class	1,000	1.00%	987.40	4.90	1,019.70	4.98
Class A	1,000	1.25%	985.80	6.12	1,018.50	6.22
Class R4	1,000	1.15%	987.40	5.64	1,019.00	5.73
Class R3	1,000	1.40%	985.60	6.85	1,017.80	6.97
Disciplined Growth Fund
Class I	1,000	0.52%	1,092.00	2.68	1,022.10	2.59
Class R5	1,000	0.62%	1,091.70	3.20	1,021.60	3.09
Service Class	1,000	0.72%	1,090.40	3.71	1,021.10	3.59
Administrative Class	1,000	0.82%	1,090.80	4.23	1,020.60	4.09
Class A	1,000	1.07%	1,089.40	5.51	1,019.40	5.33
Class R4	1,000	0.97%	1,089.60	5.00	1,019.90	4.83
Class R3	1,000	1.22%	1,088.90	6.28	1,018.60	6.07
Small Cap Opportunities Fund
Class I	1,000	0.68%	1,011.30	3.37	1,021.30	3.39
Class R5	1,000	0.78%	1,010.80	3.87	1,020.80	3.89
Service Class	1,000	0.88%	1,010.50	4.36	1,020.30	4.38
Administrative Class	1,000	0.98%	1,009.70	4.86	1,019.80	4.88
Class A	1,000	1.23%	1,008.80	6.09	1,018.60	6.12
Class R4	1,000	1.13%	1,009.40	5.60	1,019.10	5.63
Class R3	1,000	1.38%	1,008.20	6.83	1,017.90	6.87
Global Fund
Class I	1,000	0.86%	1,071.60	4.39	1,020.40	4.28
Class R5	1,000	0.96%	1,070.50	4.90	1,019.90	4.78
Service Class	1,000	1.06%	1,070.60	5.41	1,019.40	5.28
Administrative Class	1,000	1.16%	1,069.80	5.92	1,018.90	5.77
Class A	1,000	1.41%	1,068.40	7.19	1,017.70	7.01
Class R4	1,000	1.31%	1,068.90	6.68	1,018.20	6.52
Class R3	1,000	1.56%	1,067.30	7.95	1,017.00	7.76
International Equity Fund
Class I	1,000	0.93%	1,037.40	4.67	1,020.10	4.63
Class R5	1,000	1.03%	1,037.00	5.17	1,019.60	5.13
Service Class	1,000	1.13%	1,037.10	5.68	1,019.10	5.63
Administrative Class	1,000	1.23%	1,036.50	6.18	1,018.60	6.12
Class A	1,000	1.48%	1,035.30	7.43	1,017.40	7.36
Class R4	1,000	1.38%	1,035.10	6.92	1,017.90	6.87
Class R3	1,000	1.63%	1,034.10	8.18	1,016.60	8.11
Strategic Emerging Markets Fund
Class I	1,000	1.05%	1,081.80	5.39	1,019.50	5.23
Class R5	1,000	1.15%	1,082.00	5.90	1,019.00	5.73
Service Class	1,000	1.25%	1,081.20	6.41	1,018.50	6.22
Administrative Class	1,000	1.35%	1,080.80	6.93	1,018.00	6.72
Class A	1,000	1.60%	1,079.20	8.20	1,016.80	7.96
Class R4	1,000	1.50%	1,080.40	7.69	1,017.30	7.46
Class R3	1,000	1.75%	1,078.40	8.97	1,016.00	8.70

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2018, multiplied by the average account value over the period, multiplied by 180 days in the period, divided by 365 days in the year, unless stated otherwise.

Underwriter: MML Distributors, LLC 100 Bright Meadow Blvd. Enfield, CT 06082-1981

© 2018 Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. Investment Adviser: MML Investment Advisers, LLC	RS-44649-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 5/25/2018

By (Signature and Title)	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date 5/25/2018